UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428
(Address of principal executive offices)                       (Zip code)

 Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)
The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$17	0.15%

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 20.58% for the fiscal year compared to 21.89% for the MSCI USA Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Resilient corporate earnings and continued investment in AI infrastructure helped drive broad market gains, although leadership remained highly concentrated among a relatively small group of companies.

The Portfolio underperformed its benchmark over the period. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad U.S. market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Fund performance based on $10,000 initial investment

Table Summary
	The U.S. Equity Portfolio	MSCI USA Index
Jun 26	43,513	42,230
Jun 25	36,088	34,647
Jun 24	31,670	29,925
Jun 23	25,066	24,007
Jun 22	20,693	20,077
Jun 21	24,723	23,023
Jun 20	17,732	16,156
Jun 19	15,950	14,901
Jun 18	14,213	13,516
Jun 17	11,931	11,802
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	20.58%	11.97%	15.84%
MSCI USA Index	21.89%	12.90%	15.49%

Fund Statistics

Table Summary
Net Assets	$2,092,812,372
Number of Portfolio Holdings	616
Net Investment Advisory Fees	$1,521,016
Portfolio Turnover Rate	8%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	37.1%
Financials	11.9%
Communication Services	9.7%
Industrials	9.3%
Health Care	9.2%
Consumer Discretionary	9.2%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.4%
Materials	1.7%
Real Estate	1.6%
Other Investments	0.2%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$15	0.14%

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”) and Wellington Management Company, LLP (“Wellington”) returned 18.39% for the fiscal year compared to 21.89% for the MSCI USA Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Resilient corporate earnings and continued investment in AI infrastructure helped drive broad market gains, although leadership remained highly concentrated among a relatively small group of companies.

The Portfolio underperformed the benchmark primarily due to Parametric's modest bias toward developed markets outside the U.S. Mellon underperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 21.92% was slightly behind its Russell 1000 Index benchmark which returned 21.99%. The Russell 1000 Index modestly outperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as elevated rates caused REITs to lag.

Fund performance based on $10,000 initial investment

Table Summary
	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 26	42,452	42,230
Jun 25	35,859	34,647
Jun 24	30,777	29,925
Jun 23	25,145	24,007
Jun 22	21,380	20,077
Jun 21	25,243	23,023
Jun 20	17,790	16,156
Jun 19	15,784	14,901
Jun 18	14,161	13,516
Jun 17	11,903	11,802
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	18.39%	10.96%	15.56%
MSCI USA Index	21.89%	12.90%	15.49%

Fund Statistics

Table Summary
Net Assets	$3,168,418,906
Number of Portfolio Holdings	1,072
Net Investment Advisory Fees	$2,310,809
Portfolio Turnover Rate	42%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	18.8%
Investment Companies - Money Market Funds	16.4%
Investment Companies - International Equity	8.4%
Financials	8.3%
Health Care	7.6%
Industrials	6.9%
Consumer Discretionary	6.6%
Real Estate	6.2%
Communication Services	5.1%
Consumer Staples	4.1%
Investment Companies - Domestic Equity	3.4%
Other Investments	5.8%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$31	0.28%

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 22.25% for the fiscal year compared to 21.81% for the MSCI World Index.

The Portfolio’s outperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and outperformed.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third-party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions. Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Fund performance based on $10,000 initial investment

Table Summary
	The ESG Growth Portfolio	MSCI World Index
Jun 26	31,997	36,104
Jun 25	26,172	29,639
Jun 24	22,572	25,384
Jun 23	18,903	21,021
Jun 22	16,308	17,645
Jun 21	19,141	20,504
Jun 20	13,768	14,680
Jun 19	13,176	14,197
Jun 18	12,910	13,276
Jun 17	11,719	11,886
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The ESG Growth Portfolio	22.25%	10.82%	12.33%
MSCI World Index	21.81%	11.98%	13.70%

Fund Statistics

Table Summary
Net Assets	$124,259,177
Number of Portfolio Holdings	1,244
Net Investment Advisory Fees	$129,028
Portfolio Turnover Rate	6%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	30.6%
Financials	16.2%
Industrials	11.7%
Health Care	9.3%
Consumer Discretionary	9.1%
Communication Services	6.7%
Consumer Staples	4.5%
Energy	3.7%
Materials	3.4%
Utilities	2.7%
Real Estate	1.7%
Other Investments	0.2%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$32	0.29%

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 21.16% for the fiscal year compared to 21.81% for the MSCI World Index.

The Portfolio’s under-performance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon. The screening resulted in an underweight to the health care sector relative to the benchmark, and this positioning was the largest detractor from relative performance.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third-party data to implement the negative screens in the Portfolio.

Fund performance based on $10,000 initial investment

Table Summary
	The Catholic SRI Growth Portfolio	MSCI World Index
Jun 26	33,712	36,104
Jun 25	27,826	29,639
Jun 24	23,598	25,384
Jun 23	19,552	21,021
Jun 22	16,283	17,645
Jun 21	19,425	20,504
Jun 20	13,776	14,680
Jun 19	13,412	14,197
Jun 18	13,128	13,276
Jun 17	11,802	11,886
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Catholic SRI Growth Portfolio	21.16%	11.66%	12.92%
MSCI World Index	21.81%	11.98%	13.70%

Fund Statistics

Table Summary
Net Assets	$80,956,941
Number of Portfolio Holdings	1,160
Net Investment Advisory Fees	$70,148
Portfolio Turnover Rate	40%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	33.9%
Financials	17.8%
Industrials	9.9%
Consumer Discretionary	9.8%
Communication Services	9.2%
Consumer Staples	4.3%
Energy	4.1%
Materials	3.7%
Utilities	3.0%
Health Care	2.4%
Real Estate	1.8%
Other Investments	0.1%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$19	0.17%

How did the Fund perform last year?

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”)  returned 21.19% for the fiscal year compared to 20.80% for the MSCI EAFE Index.

The fiscal year ended June 30, 2026 was marked by strong international equity market performance despite heightened geopolitical uncertainty and higher interest rates. Both International Developed and Emerging Market Equities posted strong returns, supported by resilient corporate earnings, improving economic sentiment and continued investment in AI infrastructure, particularly across Taiwan and South Korea.

The Portfolio outperformed the benchmark. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization contributed to before-tax performance during the period.

Fund performance based on $10,000 initial investment

Table Summary
	The International Equity Portfolio	MSCI EAFE Index
Jun 26	25,527	26,404
Jun 25	21,064	21,857
Jun 24	18,022	18,471
Jun 23	16,136	16,478
Jun 22	13,559	13,800
Jun 21	16,113	16,694
Jun 20	12,193	12,559
Jun 19	12,677	13,182
Jun 18	12,646	12,974
Jun 17	11,975	12,083
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The International Equity Portfolio	21.19%	9.64%	9.82%
MSCI EAFE Index	20.80%	9.60%	10.20%

Fund Statistics

Table Summary
Net Assets	$714,103,355
Number of Portfolio Holdings	374
Net Investment Advisory Fees	$519,622
Portfolio Turnover Rate	13%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Financials	26.1%
Industrials	16.8%
Information Technology	12.2%
Health Care	8.3%
Consumer Discretionary	7.0%
Materials	6.3%
Consumer Staples	5.4%
Energy	5.0%
Utilities	3.4%
Communication Services	3.2%
Investment Companies - International Equity	2.9%
Other Investments	2.4%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$25	0.23%

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”) and Parametric returned 16.02% for the fiscal year compared to 20.80% for the MSCI EAFE Index.

The fiscal year ended June 30, 2026, was marked by strong international equity market performance despite heightened geopolitical uncertainty and higher interest rates. Both International Developed and Emerging Market Equities posted strong returns, supported by resilient corporate earnings, improving economic sentiment and continued investment in AI infrastructure, particularly across Taiwan and South Korea.

The Institutional Portfolio underperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a core mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric underperformed due to its underweight to Japan equities. Within its Japan exposure, Parametric had a modest bias toward small cap stocks which detracted from relative performance. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon underperformed due to its bias towards low-volatility stocks. City of London underperformed due to an unfavorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking and a narrowing of the closed-end fund discount to net asset value. The Portfolios are diversified across multiple managers and strategies, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, some managers and styles will periodically lead or lag, and the Portfolio expects performance to reflect this style cyclicality.

Fund performance based on $10,000 initial investment

Table Summary
	The Institutional International Equity Portfolio	MSCI EAFE Index
Jun 26	23,507	26,404
Jun 25	20,261	21,857
Jun 24	16,969	18,471
Jun 23	15,285	16,478
Jun 22	12,980	13,800
Jun 21	15,860	16,694
Jun 20	11,874	12,559
Jun 19	12,744	13,182
Jun 18	12,733	12,974
Jun 17	12,038	12,083
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	16.02%	8.19%	8.92%
MSCI EAFE Index	20.80%	9.60%	10.20%

Fund Statistics

Table Summary
Net Assets	$1,262,721,045
Number of Portfolio Holdings	847
Net Investment Advisory Fees	$1,694,720
Portfolio Turnover Rate	54%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - International Equity	34.9%
Investment Companies - Money Market Funds	18.3%
Industrials	9.0%
Financials	8.7%
Consumer Discretionary	5.3%
Health Care	5.1%
Information Technology	5.0%
Consumer Staples	3.4%
Materials	2.5%
Utilities	2.1%
Communication Services	1.7%
Other Investments	1.9%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$49	0.40%

How did the Fund perform last year?

The Emerging Markets Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 44.13% for the fiscal year compared to 44.18% for the MSCI Emerging Markets Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Emerging Market Equities posted exceptional returns, driven by robust earnings growth and sustained demand for semiconductors and AI infrastructure, particularly across Taiwan and South Korea.

In fiscal year 2026, the Portfolio modestly underperformed the benchmark. The allocation to City of London contributed positively, aided by favorable conditions for its closed-end fund strategy. Parametric underperformed due to its exposure to onshore China equities. The Portfolio provides broad access to international emerging markets equity. Managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI Emerging Markets Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Fund performance based on $10,000 initial investment

Table Summary
	The Emerging Markets Portfolio	MSCI Emerging Markets Index
Jun 26	24,605	27,192
Jun 25	17,071	18,859
Jun 24	14,786	16,262
Jun 23	13,180	14,395
Jun 22	12,969	14,083
Jun 21	17,035	18,776
Jun 20	12,379	13,283
Jun 19	12,820	13,700
Jun 18	12,313	13,484
Jun 17	12,151	12,417
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	44.13%	7.63%	9.42%
MSCI Emerging Markets Index	44.18%	7.69%	10.52%

Fund Statistics

Table Summary
Net Assets	$860,221,794
Number of Portfolio Holdings	922
Net Investment Advisory Fees	$1,817,414
Portfolio Turnover Rate	14%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - International Equity	29.9%
Information Technology	29.6%
Financials	11.7%
Communication Services	6.0%
Consumer Discretionary	5.0%
Industrials	4.8%
Materials	3.5%
Investment Companies - Money Market Funds	2.0%
Energy	2.0%
Consumer Staples	1.7%
Health Care	1.5%
Other Investments	2.0%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$14	0.14%

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 3.00% for the fiscal year compared to 3.79% for the Bloomberg U.S. Aggregate Bond Index (“Bar Cap”).

Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty caused investors to reassess the path of interest rates. Treasury yields moved higher for much of the year as expectations shifted toward a higher-for-longer rate environment, weighing on longer-duration bonds. Despite these headwinds, higher starting yields continued to provide attractive income, and core fixed income delivered modest positive returns while maintaining its role as a source of portfolio diversification.

The Portfolio underperformed the benchmark. A reduced allocation to spread sectors, including corporate and securitized credit, detracted from performance. The Portfolio is allocated across the three major Bar Cap Index sectors: governments, credit and asset-backed securities. Government and asset-backed sectors are passively managed to track their benchmarks, with slight variances due to cash flows and representative holdings. The credit portfolio characteristics, such as duration, yield and credit quality, remain aligned with the benchmark.

Fund performance based on $10,000 initial investment

Table Summary
	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 26	11,544	11,656
Jun 25	11,208	11,230
Jun 24	10,556	10,587
Jun 23	10,281	10,315
Jun 22	10,334	10,413
Jun 21	11,687	11,607
Jun 20	11,677	11,646
Jun 19	10,727	10,710
Jun 18	9,922	9,929
Jun 17	10,007	9,969
Jun 16	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	3.00%	-0.25%	1.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$2,110,750,209
Number of Portfolio Holdings	2,486
Net Investment Advisory Fees	$430,097
Portfolio Turnover Rate	23%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
U.S. Treasury Obligations	37.4%
Investment Companies - Domestic Fixed Income	26.6%
Investment Companies - Money Market Funds	11.4%
U.S. Government Agency Mortgages	10.2%
Financials	4.8%
Communication Services	1.4%
Utilities	1.4%
Health Care	1.1%
Information Technology	0.9%
Industrials	0.9%
Energy	0.9%
Other Investments	3.6%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.

Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split. Effective January 23, 2026, This fund acquired U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio as a result of a merger.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$26	0.25%

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 4.97% for the fiscal year compared to 5.99% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index and 3.79% for the U.S. Aggregate Bond Index.

The Portfolio underperformed the benchmark due to the Parametric strategy which seeks to both replicate the risk profile of the benchmark while providing protection from widening credit spreads. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class as well as credit default swap index contracts.

During the fiscal year, high yield credit spreads remained historically tight despite periodic market volatility, creating a challenging environment for strategies that benefited from wider spreads and serving as the principal driver of under-performance. Parametric uses a mix of equity and fixed income futures that replicate the risk profile of the benchmark. A component of the equity mix at Parametric was replaced with City of London's equity strategy which underperformed the MSCI USA Index due to security selection and a widening of the discounts among the closed-end funds it held. City of London attempts to deliver excess returns through its top-down macro process, bottom-up stock picking and a narrowing of the closed-end fund discount to net asset value.

Fund performance based on $10,000 initial investment

Table Summary
	The Corporate Opportunities Portfolio	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun 26	18,398	17,237	11,656
Jun 25	17,527	16,263	11,230
Jun 24	16,586	14,902	10,587
Jun 23	14,735	13,546	10,315
Jun 22	13,751	12,443	10,413
Jun 21	14,951	14,211	11,607
Jun 20	13,211	12,535	11,646
Jun 19	12,572	12,282	10,710
Jun 18	11,558	11,292	9,929
Jun 17	11,107	11,092	9,969
Jun 16	10,000	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	4.97%	4.24%	6.29%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	5.99%	3.94%	5.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$206,101,153
Number of Portfolio Holdings	26
Net Investment Advisory Fees	$288,858
Portfolio Turnover Rate	17%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - Money Market Funds	71.0%
Investment Companies - Domestic Equity	14.2%
Investment Companies - International Equity	10.9%
Financials	0.8%
Futures	0.7%
Credit Default Swap	-2.9%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$30	0.30%

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 2.93% for the fiscal year compared to 3.10% for the Bloomberg 1-3 Year Municipal Bond Index and 7.03% for the Bloomberg Municipal Bond Index. Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty reinforced expectations for a higher-for-longer interest rate environment.

The portfolio underperformed its benchmark, largely due to a longer duration position. Additionally, fees and expenses further detracted from relative performance.

Fund performance based on $10,000 initial investment

Table Summary
	The Short-Term Municipal Bond Portfolio	Bloomberg 1-3 Year Municipal Bond Index	Bloomberg Municipal Bond Index
Jun 26	11,347	11,754	12,365
Jun 25	11,024	11,400	11,553
Jun 24	10,674	10,981	11,425
Jun 23	10,441	10,663	11,070
Jun 22	10,318	10,551	10,728
Jun 21	10,667	10,772	11,734
Jun 20	10,613	10,667	11,264
Jun 19	10,335	10,408	10,785
Jun 18	10,046	10,134	10,107
Jun 17	10,012	10,051	9,951
Jun 16	10,000	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	2.93%	1.24%	1.27%
Bloomberg 1-3 Year Municipal Bond Index	3.10%	1.76%	1.63%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

Fund Statistics

Table Summary
Net Assets	$64,768,386
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$85,483
Portfolio Turnover Rate	34%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
General Obligation	49.7%
Revenue Bonds	47.7%
Investment Companies - Money Market Funds	3.7%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2026

Fund Overview

This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$26	0.25%

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 6.29% for the fiscal year compared to 4.63% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged and 7.03% for the Bloomberg Municipal Bond Index. Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty reinforced expectations for a higher-for-longer interest rate environment. Treasury yields moved higher for much of the year, weighing on longer-duration bonds. The portfolio outperformed its benchmark during the twelve-month reporting period. An allocation to closed-end funds managed by City of London contributed positively to performance.

Fund performance based on $10,000 initial investment

Table Summary
	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 26	12,089	12,131	12,365
Jun 25	11,373	11,594	11,553
Jun 24	11,108	11,207	11,425
Jun 23	10,784	10,966	11,070
Jun 22	10,552	10,711	10,728
Jun 21	11,224	11,389	11,734
Jun 20	10,928	11,093	11,264
Jun 19	10,589	10,660	10,785
Jun 18	10,041	10,065	10,107
Jun 17	10,028	10,010	9,951
Jun 16	10,000	10,000	10,000

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	6.29%	1.50%	1.91%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	4.63%	1.27%	1.95%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

Fund Statistics

Table Summary
Net Assets	$566,878,909
Number of Portfolio Holdings	279
Net Investment Advisory Fees	$949,896
Portfolio Turnover Rate	19%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

What did the Fund invest in?

(As of June 30, 2026)

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Revenue Bonds	64.3%
General Obligation	15.9%
Investment Companies - Domestic Fixed Income	12.4%
Certificates of Participation	3.4%
Investment Companies - Money Market Funds	1.7%
Special Tax	0.4%
Tax Allocation	0.4%

* Excludes other assets and liabilities on the balance sheet.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2026

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is John M. Dyer, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Dyer was appointed to the Board of Trustees effective June 17, 2019 and was determined to be an audit committee financial expert on June 16, 2020.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
2025            $443,730
2026            $381,255

For the fiscal years ended June 30, 2025 and June 30, 2026, the aggregate fees billed by Grant Thornton LLP for professional services rendered for the audits of the financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years for the Registrant are shown in the table above.

(b) Audit-Related Fees
2025            $0
2026            $0

(c) Tax Fees
2025            $106,950
2026            $95,980

Tax fees include the aggregate fees billed in each of the last two fiscal years for professional services related to tax compliance, tax advice, and tax planning. Such tax services included the review of income and excise tax returns for the Registrant as shown in the table above for the fiscal years ended June 30, 2025 and June 30, 2026.

(d) All Other Fees
2025            $0
2026            $0

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Portfolios. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) – The following percentages of the services summarized in (b)-(d) above were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

2025            0%
2026            0%

(f)  - Not applicable.

(g) - For the fiscal years ended June 30, 2025 and June 30, 2026, the aggregate non-audit fees billed by Grant Thornton LLP for services rendered to the Registrant and to the Registrant’s investment advisers (the “Advisers”) and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h) - Not applicable.

(i) - Not applicable.

(j) - Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Other Information
June 30, 2026
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

Table of Contents
Annual Financial Statements and
Other Information
HC CAPITAL TRUST
June 30, 2026
Portfolios of Investments 1
Statements of Assets and Liabilities 165
Statements of Operations 169
Statements of Change in Net Assets 173
Financial Highlights 178
Notes to Financial Statements 183
Report of Independent Registered Public Accounting Firm 211
Additional Information 213

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — June 30, 2026
1
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.83%
Aerospace & Defense — 1.76%
327
AeroVironment, Inc.(a) .............. $ 54
6,655
ATI, Inc.(a) ...................... 1,312
5,461
General Dynamics Corp. ............. 1,935
3,456
HEICO Corp. ..................... 1,231
728
HEICO Corp., Class A .............. 188
10,610
Honeywell Aerospace, Inc.(a) ......... 2,346
9,052
Kratos Defense & Security Solutions, Inc.(a) 451
5,883
L3Harris Technologies, Inc. .......... 1,710
5,411
Lockheed Martin Corp. .............. 2,757
2,258
Northrop Grumman Corp. ............ 1,150
31,688
Rocket Lab Corp.(a) ................ 3,221
67,703
RTX Corp. ....................... 12,844
5,412
The Boeing Co.(a) ................. 1,172
4,895
TransDigm Group, Inc. .............. 6,519
36,890
Air Freight & Logistics — 0.23%
5,251
Expeditors International of Washington, Inc. 856
4,786
FedEx Corp. ..................... 1,499
2,393
FedEx Freight Holding Co., Inc.(a) ..... 361
3,544
GXO Logistics, Inc.(a) .............. 180
1,172
Hub Group, Inc., Class A ............ 51
16,845
United Parcel Service, Inc., Class B ..... 1,811
4,758
Automobile Components — 0.07%
554
Dorman Products, Inc.(a) ............ 76
8,707
Lear Corp. ....................... 1,167
1,395
Patrick Industries, Inc. .............. 125
872
Visteon Corp. ..................... 87
1,455
Automobiles — 1.60%
71,725
Ford Motor Co. ................... 997
77,357
Tesla, Inc.(a) ..................... 32,536
33,533
Banks — 3.44%
1,675
Ameris Bancorp ................... 151
236,345
Bank of America Corp. .............. 13,467
29,893
Bank OZK ....................... 1,557
6,251
BankUnited, Inc. .................. 303
2,951
Cathay General Bancorp ............. 183
7,844
Citigroup, Inc. .................... 1,098
22,580
Citizens Financial Group, Inc. ......... 1,582
9,351
Columbia Banking System, Inc. ....... 300
758
Commerce Bancshares, Inc. .......... 44
3,479
Cullen/Frost Bankers, Inc. ............ 538
32,941
East West Bancorp, Inc. ............. 4,252
688
Enterprise Financial Services Corp. ..... 45
6,060
FB Financial Corp. ................. 335
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
118,611
Fifth Third Bancorp ................ $ 6,686
1,578
First Bancorp ..................... 101
591
First Citizens BancShares, Inc., Class A .. 1,230
3,478
First Financial Bancorp .............. 118
91,124
First Horizon Corp. ................ 2,336
6,458
Fulton Financial Corp. .............. 156
868
Hilltop Holdings, Inc. ............... 34
83,727
Huntington Bancshares, Inc. .......... 1,484
3,570
Independent Bank Corp. ............. 299
79
International Bancshares Corp. ........ 6
70,115
JPMorgan Chase & Co. ............. 22,951
3,497
M&T Bank Corp. .................. 832
18,862
Mechanics Bancorp ................ 300
663
Nicolet Bankshares, Inc. ............. 110
19,854
Pinnacle Financial Partners, Inc. ....... 2,003
106,556
Regions Financial Corp. ............. 3,218
990
ServisFirst Bancshares, Inc. .......... 86
997
SouthState Bank Corp. .............. 100
3,405
Sterling Bancorp, Inc.(a)(b) ........... —
1,311
Stock Yards Bancorp, Inc. ............ 100
510
Texas Capital Bancshares, Inc. ........ 53
8,270
The PNC Financial Services Group, Inc. . 2,036
3,235
Towne Bank ..................... 117
2,275
United Bankshares, Inc. ............. 104
3,391
United Community Banks, Inc. ........ 119
14,109
Wells Fargo & Co. ................. 1,166
16,779
Western Alliance Bancorp ............ 1,379
963
Wintrust Financial Corp. ............. 155
1,135
WSFS Financial Corp. .............. 87
10,848
Zions Bancorp NA ................. 751
71,972
Beverages — 1.14%
9,103
Brown-Forman Corp., Class B ........ 243
1,320
Celsius Holdings, Inc.(a) ............. 39
26,922
Monster Beverage Corp.(a) ........... 2,588
57,885
PepsiCo, Inc. ..................... 7,837
6,267
Primo Brands Corp., Class A .......... 153
160,904
The Coca-Cola Co. ................. 13,076
23,936
Biotechnology — 1.73%
34,760
AbbVie, Inc. ..................... 8,747
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 3,411
25,106
Amgen, Inc. ...................... 9,091
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 37
1,049
Cytokinetics, Inc.(a) ................ 89
4,978
Halozyme Therapeutics, Inc.(a) ........ 390
1,019
Insmed, Inc.(a) .................... 109
14,064
Natera, Inc.(a) .................... 3,818
800
Neurocrine Biosciences, Inc.(a) ........ 135

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
2,087
PDL BioPharma, Inc.(a) ............. $ 3
1,755
PTC Therapeutics, Inc.(a) ............ 143
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,259
3,305
Revolution Medicines, Inc.(a) ......... 619
745
Rhythm Pharmaceuticals, Inc.(a) ....... 83
5,355
United Therapeutics Corp.(a) ......... 2,901
1,163
Veracyte, Inc.(a) ................... 68
10,848
Vertex Pharmaceuticals, Inc.(a) ........ 5,389
36,292
Broadline Retail — 3.87%
323,296
Amazon.com, Inc.(a) ............... 77,055
15,760
eBay, Inc. ....................... 1,761
331
Etsy, Inc.(a) ...................... 25
8,527
Macy's, Inc. ...................... 201
928
MercadoLibre, Inc.(a) ............... 1,575
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 394
81,011
Building Products — 0.51%
7,272
A.O. Smith Corp. .................. 456
404
Armstrong World Industries, Inc. ....... 65
2,770
AZZ, Inc. ....................... 429
38,763
Carrier Global Corp. ................ 2,843
13,273
Johnson Controls International PLC ..... 1,939
6,549
Masco Corp. ..................... 533
9,049
Trane Technologies PLC ............. 4,445
10,710
Capital Markets — 2.74%
3,210
Affiliated Managers Group, Inc. ....... 1,086
2,506
Ameriprise Financial, Inc. ............ 1,150
2,656
Ares Management Corp., Class A ...... 296
4,582
Blackrock, Inc. ................... 4,406
724
Cboe Global Markets, Inc. ........... 176
7,911
CME Group, Inc., Class A ............ 1,747
4,421
Coinbase Global, Inc., Class A(a) ...... 646
1,203
FactSet Research Systems, Inc. ........ 277
3,056
Federated Hermes, Inc., Class B ....... 169
184
Hamilton Lane, Inc., Class A .......... 15
9,172
Interactive Brokers Group, Inc., Class A .. 798
5,643
Intercontinental Exchange, Inc. ........ 695
140,122
Invesco Ltd. ...................... 3,698
18,395
Janus Henderson Group PLC ......... 956
17,093
Jefferies Financial Group, Inc. ......... 854
9,493
KKR & Co., Inc. .................. 871
1,384
LPL Financial Holdings, Inc. .......... 390
3,981
Moody's Corp. .................... 1,803
49,084
Morgan Stanley ................... 10,260
838
MSCI, Inc., Class A ................ 469
1,887
Nasdaq, Inc. ..................... 149
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
437
PJT Partners, Inc., Class A ........... $ 66
36,398
Robinhood Markets, Inc., Class A(a) .... 3,650
9,447
S&P Global, Inc. .................. 3,847
7,695
State Street Corp. .................. 1,305
2,268
Stifel Financial Corp. ............... 158
1,386
StoneX Group, Inc.(a) .............. 164
9,812
T. Rowe Price Group, Inc. ............ 1,116
42,005
The Charles Schwab Corp. ........... 3,876
12,117
The Goldman Sachs Group, Inc. ....... 12,254
57,347
Chemicals — 1.08%
10,894
Air Products and Chemicals, Inc. ....... 3,194
828
Avient Corp. ..................... 31
4,923
Axalta Coating Systems Ltd.(a) ........ 168
695
Balchem Corp. .................... 117
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 4,711
9,311
Corteva, Inc. ..................... 789
9,217
Dow, Inc. ....................... 252
4,354
DuPont de Nemours, Inc. ............ 591
25,632
Ecolab, Inc. ...................... 7,141
497
Hawkins, Inc. .................... 71
2,671
Linde PLC ....................... 1,386
23,267
LyondellBasell Industries N.V., Class A .. 1,225
24,876
Olin Corp. ....................... 493
898
Sensient Technologies Corp. .......... 111
7,082
Solstice Advanced Materials, Inc. ...... 627
4,752
The Sherwin-Williams Co. ........... 1,636
22,547
Commercial Services & Supplies — 0.29%
2,183
Brady Corp., Class A ............... 200
1,307
Casella Waste Systems, Inc., Class A(a) .. 127
105,381
Copart, Inc.(a) .................... 2,970
5,910
CoreCivic, Inc.(a) ................. 180
1,577
RB Global, Inc. ................... 184
1,270
Republic Services, Inc., Class A ....... 271
741
The Brink's Co. ................... 70
9,682
Waste Management, Inc. ............. 2,157
6,159
Communications Equipment — 1.41%
19,104
Arista Networks, Inc.(a) ............. 3,245
216,571
Cisco Systems, Inc. ................ 25,439
825
F5, Inc.(a) ....................... 343
1,001
Motorola Solutions, Inc. ............. 416
29,443
Construction & Engineering — 0.09%
5,983
AECOM ........................ 418

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Construction & Engineering (continued)
566
Comfort Systems USA, Inc. .......... $ 1,121
2,153
Fluor Corp.(a) .................... 113
218
MYR Group, Inc.(a) ................ 109
2,938
WillScot Holdings Corp. ............. 85
1,846
Construction Materials — 0.07%
1,351
Martin Marietta Materials, Inc. ........ 779
2,578
Vulcan Materials Co. ............... 761
1,540
Consumer Finance — 0.69%
20,855
American Express Co. .............. 7,055
26,557
Capital One Financial Corp. .......... 5,328
95
Credit Acceptance Corp.(a) ........... 60
328
Nelnet, Inc., Class A ................ 44
14,450
OneMain Holdings, Inc., Class A ....... 881
39,638
SLM Corp. ...................... 1,028
14,396
Consumer Staples Distribution & Retail — 1.94%
14,776
Costco Wholesale Corp. ............. 13,823
5,123
Dollar Tree, Inc.(a) ................. 620
828
Performance Food Group Co.(a) ....... 93
202
PriceSmart, Inc. ................... 39
18,118
Sysco Corp. ...................... 1,514
17,745
Target Corp. ..................... 2,318
9,040
The Kroger Co. ................... 502
191,321
Walmart, Inc. ..................... 21,668
40,577
Containers & Packaging — 0.15%
2,235
AptarGroup, Inc. .................. 280
774
Avery Dennison Corp. .............. 126
22,939
Ball Corp. ....................... 1,431
10,608
International Paper Co. .............. 404
2,891
Packaging Corp. of America .......... 689
2,452
Sonoco Products Co. ............... 138
3,068
Distributors — 0.04%
6,793
Genuine Parts Co. ................. 801
381
Pool Corp. ....................... 82
883
Diversified Consumer Services — 0.02%
4,824
Service Corp. International ........... 366
Diversified REITs — 0.00%
1,323
Essential Properties Realty Trust, Inc. ... 39
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services — 0.48%
43,858
AST SpaceMobile, Inc., Class A(a) ..... $ 3,897
193,855
AT&T, Inc. ...................... 4,013
48,780
Verizon Communications, Inc. ......... 2,065
9,975
Electric Utilities — 1.33%
1,604
Alliant Energy Corp. ............... 122
30,034
American Electric Power Co., Inc. ...... 4,109
3,035
Constellation Energy Corp. ........... 754
7,685
Duke Energy Corp. ................. 973
16,301
Edison International ................ 1,214
47,734
Evergy, Inc. ...................... 4,126
9,106
Exelon Corp. ..................... 425
60,365
FirstEnergy Corp. .................. 2,870
39,736
NextEra Energy, Inc. ............... 3,488
36,550
NRG Energy, Inc. .................. 5,337
12,422
OGE Energy Corp. ................. 604
32,159
The Southern Co. .................. 3,078
9,169
Xcel Energy, Inc. .................. 736
27,836
Electrical Equipment — 1.32%
8,507
AMETEK, Inc. ................... 2,058
24,701
Bloom Energy Corp., Class A(a) ....... 7,476
12,355
Eaton Corp. PLC .................. 5,265
29,952
Emerson Electric Co. ............... 4,288
2,360
EnerSys ......................... 552
4,968
GE Vernova, Inc. .................. 5,837
1,210
Hubbell, Inc., Class B ............... 633
4,506
Regal Rexnord Corp. ............... 1,073
931
Rockwell Automation, Inc. ........... 461
27,643
Electronic Equipment, Instruments & Components
— 0.48%
809
Advanced Energy Industries, Inc. ...... 302
24,420
Amphenol Corp., Class A ............ 4,306
521
Badger Meter, Inc. ................. 77
544
Belden, Inc. ...................... 65
3,157
Coherent Corp.(a) ................. 1,245
548
IPG Photonics Corp.(a) .............. 64
1,575
Jabil, Inc. ....................... 607
8,929
Keysight Technologies, Inc.(a) ........ 3,126
51
Plexus Corp.(a) ................... 15
86
Sanmina Corp.(a) .................. 22
34
TD SYNNEX Corp. ................ 9
1,116
TTM Technologies, Inc.(a) ........... 209
376
Zebra Technologies Corp.(a) .......... 99
10,146

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Energy Equipment & Services — 0.22%
7,609
Archrock, Inc. .................... $ 310
460
Cactus, Inc., Class A ................ 24
26,930
Halliburton Co. ................... 914
747
Kodiak Gas Services, Inc. ............ 56
747
Liberty Energy, Inc., Class A .......... 20
42,009
SLB Ltd. ........................ 1,952
21,429
TechnipFMC PLC ................. 1,421
4,697
Entertainment — 0.65%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 156
1,640
Atlanta Braves Holdings, Inc.(a) ....... 92
682
Cinemark Holdings, Inc. ............. 22
14,871 Liberty Media Corp.-Liberty Formula One,
Class C(a) ................... 1,415
128,890
Netflix, Inc.(a) .................... 9,202
28,569
The Walt Disney Co. ............... 2,750
13,637
Financial Services — 3.10%
8,213
Apollo Global Management, Inc. ....... 972
42,603
Berkshire Hathaway, Inc., Class B(a) .... 21,317
861
Bladex, Inc. ...................... 53
604
Corpay, Inc.(a) .................... 201
49,585
Equitable Holdings, Inc. ............. 2,176
94,217
Fiserv, Inc.(a) ..................... 4,621
6,499
Global Payments, Inc. ............... 472
1,598
Jack Henry & Associates, Inc. ......... 220
27,879
Mastercard, Inc., Class A ............ 14,319
228
MGIC Investment Corp. ............. 6
25,934
PayPal Holdings, Inc. ............... 1,120
49,701
Visa, Inc., Class A ................. 17,052
26,487
Voya Financial, Inc. ................ 2,398
198
WEX, Inc.(a) ..................... 28
64,955
Food Products — 0.29%
13,782
Archer-Daniels-Midland Co. .......... 1,052
283
Cal-Maine Foods, Inc. .............. 23
1,587
Darling Ingredients, Inc.(a) ........... 87
365
Freshpet, Inc.(a) ................... 22
413
Lamb Weston Holdings, Inc. .......... 18
5,092
McCormick & Co., Inc. ............. 257
62,480
Mondelez International, Inc., Class A .... 3,613
1,277
Post Holdings, Inc.(a) ............... 113
3,009
The Hershey Co. .................. 528
2,332
The J.M. Smucker Co. .............. 262
5,975
Gas Utilities — 0.13%
808
Atmos Energy Corp. ................ 139
Shares Security Description
Value
(000)
Common Stocks (continued)
Gas Utilities (continued)
33,223
National Fuel Gas Co. .............. $ 2,565
2,134
UGI Corp. ....................... 74
2,778
Ground Transportation — 1.17%
128,274
CSX Corp. ....................... 6,097
5,345
Norfolk Southern Corp. ............. 1,681
2,558
Old Dominion Freight Line, Inc. ....... 554
62,802
Uber Technologies, Inc.(a) ........... 4,532
42,704
Union Pacific Corp. ................ 11,616
24,480
Health Care Equipment & Supplies — 1.30%
82,859
Abbott Laboratories ................ 7,519
4,799
Becton Dickinson & Co. ............. 726
10,892
Boston Scientific Corp.(a) ............ 465
4,886
Dexcom, Inc.(a) ................... 329
15,552
Edwards Lifesciences Corp.(a) ........ 1,407
6,535
GE HealthCare Technologies, Inc. ...... 418
698
Glaukos Corp.(a) .................. 98
6,568
ICU Medical, Inc.(a) ............... 963
3,889
IDEXX Laboratories, Inc.(a) .......... 2,047
19,494
Intuitive Surgical, Inc.(a) ............ 7,752
271
LeMaitre Vascular, Inc. .............. 26
4,151
Merit Medical Systems, Inc.(a) ........ 288
1,434
Penumbra, Inc.(a) .................. 453
4,072
ResMed, Inc. ..................... 794
1,498
STERIS PLC ..................... 315
9,642
Stryker Corp. ..................... 3,036
2,516
The Cooper Cos., Inc.(a) ............. 180
3,346
Zimmer Biomet Holdings, Inc. ........ 288
27,104
Health Care Providers & Services — 1.83%
3,127
Cencora, Inc. ..................... 885
13
Chemed Corp. .................... 6
1,113
Concentra Group Holdings Parent, Inc. .. 33
459
CorVel Corp.(a) ................... 29
22,394
CVS Health Corp. ................. 2,317
9,467
Elevance Health, Inc. ............... 3,661
47
Encompass Health Corp. ............. 5
4,756
HCA Healthcare, Inc. ............... 1,854
3,283
Henry Schein, Inc.(a) ............... 274
4,083
Labcorp Holdings, Inc. .............. 1,143
8,667
McKesson Corp. .................. 6,549
717
National HealthCare Corp. ........... 152
10,773
Quest Diagnostics, Inc. .............. 2,283
1,380
Select Medical Holdings Corp. ........ 23
3,135
Solventum Corp.(a) ................ 242
8,991
Strata Critical Medical, Inc.(a) ........ 47
11,241
The Cigna Group .................. 3,099

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
155
The Ensign Group, Inc. .............. $ 25
37,638
UnitedHealth Group, Inc. ............ 15,643
38,270
Health Care REITs — 0.51%
8,558
CareTrust REIT, Inc. ............... 345
686
National Health Investors, Inc. ........ 52
36,358
Omega Healthcare Investors, Inc. ...... 1,734
6,550
Sabra Health Care REIT, Inc. ......... 128
40,605
Ventas, Inc. ...................... 3,606
21,088
Welltower, Inc. .................... 4,786
10,651
Health Care Technology — 0.12%
14,457
Veeva Systems, Inc., Class A(a) ........ 2,566
Hotel & Resort REITs — 0.02%
9,262
DiamondRock Hospitality Co. ......... 113
1,766
Ryman Hospitality Properties, Inc. ...... 227
340
Hotels, Restaurants & Leisure — 1.51%
4,266
Airbnb, Inc., Class A(a) ............. 610
162
BJ's Restaurants, Inc.(a) ............. 10
29,475
Booking Holdings, Inc. .............. 5,254
3,538
Boyd Gaming Corp. ................ 313
31,802
Carnival Corp., Ltd. ................ 909
28,400
Chipotle Mexican Grill, Inc., Class A(a) .. 966
1,046
Choice Hotels International, Inc. ....... 115
2,249
Darden Restaurants, Inc. ............. 463
23,594
DraftKings, Inc.(a) ................. 596
1,218
Hilton Grand Vacations, Inc.(a) ........ 64
148
Hilton Worldwide Holdings, Inc. ....... 49
3,826
Hyatt Hotels Corp., Class A ........... 742
13,101
Marriott International, Inc., Class A ..... 4,855
20,166
McDonald's Corp. ................. 5,450
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 1,075
3,005
Planet Fitness, Inc., Class A(a) ........ 157
16,947
Royal Caribbean Cruises Ltd. ......... 5,381
43,742
Starbucks Corp. ................... 4,470
5,395
Super Group SGHC Ltd. ............. 73
581
Texas Roadhouse, Inc., Class A ........ 112
31,664
Household Durables — 0.22%
201
Cavco Industries, Inc.(a) ............. 123
1,030
Champion Homes, Inc.(a) ............ 91
3,443
D.R. Horton, Inc. .................. 561
5,591
Garmin Ltd. ...................... 1,328
6,964
Lennar Corp., Class A ............... 630
83
Lennar Corp., Class B^ .............. 7
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
4,132
PulteGroup, Inc. ................... $ 567
7,991
Toll Brothers, Inc. ................. 1,317
4,624
Household Products — 0.81%
6,339
Church & Dwight Co., Inc. ........... 614
9,514
Colgate-Palmolive Co. .............. 872
16,281
Kimberly-Clark Corp. ............... 1,787
92,793
The Procter & Gamble Co. ........... 13,608
16,881
Independent Power and Renewable Electricity Producers
— 0.27%
1,554
Clearway Energy, Inc., Class C ........ 53
35,390
Vistra Corp. ...................... 5,614
5,667
Industrial Conglomerates — 0.57%
12,543
3M Co. ......................... 2,031
1,120
Brookfield Business Corp. ........... 33
20,045
General Electric Co. ................ 7,491
10,610
Honeywell International, Inc. ......... 2,376
11,931
Industrial REITs — 0.15%
1,133
EastGroup Properties, Inc. ........... 229
20,968
Prologis, Inc. ..................... 2,841
2,707
STAG Industrial, Inc. ............... 103
3,173
Insurance — 1.91%
33,180
Aflac, Inc. ....................... 3,890
8,552
Aon PLC, Class A ................. 2,837
1,831
Arthur J Gallagher & Co. ............ 420
1,195
Assurant, Inc. .................... 321
29,344
Axis Capital Holdings Ltd. ........... 3,153
1,709
Brown & Brown, Inc. ............... 110
11,297
Chubb Ltd. ...................... 3,849
3,252
Cincinnati Financial Corp. ........... 602
52,976
Fidelity National Financial, Inc. ....... 2,498
11,722
Lincoln National Corp. .............. 414
14,422
Marsh & McLennan Cos., Inc. ........ 2,404
26,353
MetLife, Inc. ..................... 2,230
7,077
Old Republic International Corp. ....... 290
22,534
Principal Financial Group, Inc. ........ 2,429
11,007
Prudential Financial, Inc. ............ 1,188
7,591
Reinsurance Group of America, Inc. .... 1,614
3,014
RenaissanceRe Holdings Ltd. ......... 955
26,534
The Allstate Corp. ................. 6,314
8,510
The Progressive Corp. .............. 1,859
6,974
The Travelers Cos., Inc. ............. 2,302

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
4,869
W.R. Berkley Corp. ................ $ 343
40,022
Interactive Media & Services — 8.14%
176,053
Alphabet, Inc., Class A .............. 62,916
190,025
Alphabet, Inc., Class C .............. 67,142
71,164
Meta Platforms, Inc., Class A ......... 40,086
170,144
IT Services — 0.64%
15,185
Accenture PLC, Class A ............. 1,890
3,168
Akamai Technologies, Inc.(a) ......... 374
4,094 Cognizant Technology Solutions Corp.,
Class A ..................... 159
11,231
CoreWeave, Inc., Class A(a) .......... 1,118
15,429
International Business Machines Corp. ... 4,339
32,062
Okta, Inc., Class A(a) ............... 4,375
4,247
VeriSign, Inc. ..................... 1,068
13,323
Leisure Products — 0.01%
14,953
Mattel, Inc.(a) .................... 208
1,461
YETI Holdings, Inc.(a) .............. 72
280
Life Sciences Tools & Services — 0.81%
4,371
Agilent Technologies, Inc. ............ 581
4,564
Bio-Techne Corp. .................. 322
1,836
Bruker Corp. ..................... 110
15,193
Danaher Corp. .................... 2,894
710
IQVIA Holdings, Inc.(a) ............. 137
599
Medpace Holdings, Inc.(a) ........... 317
3,554
Mettler-Toledo International, Inc.(a) .... 4,540
493
Repligen Corp.(a) .................. 67
724
Revvity, Inc. ..................... 81
13,024
Thermo Fisher Scientific, Inc. ......... 6,531
3,666
Waters Corp.(a) ................... 1,375
16,955
Machinery — 2.53%
11,054
AGCO Corp. ..................... 1,323
21,751
Caterpillar, Inc. ................... 23,162
5,428
Cummins, Inc. .................... 3,871
4,840
Deere & Co. ..................... 3,070
53
Donaldson Co., Inc. ................ 5
8,121
Dover Corp. ...................... 1,821
220
Enpro, Inc. ...................... 83
1,648
Esab Corp. ....................... 163
1,328
ESCO Technologies, Inc. ............ 465
5,857
Fortive Corp. ..................... 358
141
Franklin Electric Co., Inc. ............ 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
1,569
Graco, Inc. ...................... $ 119
2,539
IDEX Corp. ...................... 576
8,257
Illinois Tool Works, Inc. ............. 2,233
13,883
Ingersoll Rand, Inc. ................ 1,138
2,518
ITT, Inc. ........................ 498
819
JBT Marel Corp. .................. 119
16,478
Mueller Water Products, Inc., Class A ... 426
1,750
Nordson Corp. .................... 528
17,109
Oshkosh Corp. .................... 2,626
16,233
Otis Worldwide Corp. ............... 1,162
1,693
Parker-Hannifin Corp. .............. 1,656
21
RBC Bearings, Inc.(a) .............. 14
2,067
Terex Corp. ...................... 150
11,372
The Middleby Corp.(a) .............. 1,956
2,490
The Timken Co. ................... 362
927
The Toro Co. ..................... 90
16,476
Westinghouse Air Brake Technologies Corp. 4,442
4,923
Xylem, Inc. ...................... 582
53,013
Marine Transportation — 0.00%
152
Kirby Corp.(a) .................... 21
Media — 0.14%
4,491
Charter Communications, Inc., Class A(a) 639
8,684
EchoStar Corp., Class A(a) ........... 881
4,889
Fox Corp., Class A ................. 255
14,655
Omnicom Group, Inc. ............... 1,067
2,842
Metals & Mining — 0.36%
5,219
Coeur Mining, Inc. ................. 85
9,750
Hecla Mining Co. .................. 150
54,577
Newmont Corp. ................... 5,098
8,225
Nucor Corp. ...................... 1,832
1,912
Steel Dynamics, Inc. ................ 439
137
Warrior Met Coal, Inc. .............. 11
7,615
Multi-Utilities — 0.63%
2,674
Ameren Corp. .................... 302
84,210
CenterPoint Energy, Inc. ............. 3,710
1,937
CMS Energy Corp. ................. 148
1,642
Consolidated Edison, Inc. ............ 182
1,144
Dominion Energy, Inc. .............. 78
16,840
DTE Energy Co. .................. 2,566
72,854
NiSource, Inc. .................... 3,464
5,865
Public Service Enterprise Group, Inc. .... 476
1,902
Sempra ......................... 176

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Multi-Utilities (continued)
17,371
WEC Energy Group, Inc. ............ $ 2,028
13,130
Office REITs — 0.00%
2,446
COPT Defense Properties ............ 89
Oil, Gas & Consumable Fuels — 3.02%
74,539
Antero Midstream Corp. ............. 1,696
1,744
Antero Resources Corp.(a) ........... 61
7,263
Cheniere Energy, Inc. ............... 1,736
37,268
Chevron Corp. .................... 6,178
23,646
Comstock Resources, Inc.(a) .......... 353
58,661
ConocoPhillips ................... 6,098
1,055
Core Natural Resources, Inc. .......... 84
154,738
Devon Energy Corp. ................ 6,394
5,527
DT Midstream, Inc. ................ 811
3,995
EOG Resources, Inc. ............... 518
30,723
EQT Corp. ....................... 1,634
2,366
Expand Energy Corp. ............... 216
134,725
Exxon Mobil Corp. ................ 18,419
161,493
Kinder Morgan, Inc. ................ 5,163
4,980
Kinetik Holdings, Inc., Class A ........ 241
11,538
Marathon Petroleum Corp. ........... 2,950
268
Matador Resources Co. .............. 13
26,124
Occidental Petroleum Corp. .......... 1,269
20,345
ONEOK, Inc. ..................... 1,769
12,672
Permian Resources Corp., Class A ...... 233
90,324
The Williams Cos., Inc. ............. 6,715
2,242
Valero Energy Corp. ................ 584
63,135
Paper & Forest Products — 0.00%
1,680
Sylvamo Corp. .................... 64
Passenger Airlines — 0.10%
2,097
Copa Holdings SA, Class A ........... 326
18,665
Delta Air Lines, Inc. ................ 1,748
2,074
Personal Care Products — 0.02%
853
Interparfums, Inc. .................. 95
4,797
The Estee Lauder Cos., Inc., Class A .... 379
474
Pharmaceuticals — 3.45%
286
ANI Pharmaceuticals, Inc.(a) ......... 24
876
Axsome Therapeutics, Inc.(a) ......... 214
1,709
Collegium Pharmaceutical, Inc.(a) ...... 62
551
Corcept Therapeutics, Inc.(a) ......... 48
22,738
Eli Lilly & Co. .................... 27,272
109,630
Johnson & Johnson ................ 27,842
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
114,005
Merck & Co., Inc. ................. $ 14,650
64,849
Pfizer, Inc. ....................... 1,562
1,583
Prestige Consumer Healthcare, Inc.(a) ... 75
803
Supernus Pharmaceuticals, Inc.(a) ...... 37
4,740
Zoetis, Inc., Class A ................ 341
72,127
Professional Services — 0.49%
760
Amentum Holdings, Inc.(a) ........... 16
28,761
Automatic Data Processing, Inc. ....... 6,442
62 Booz Allen Hamilton Holding Corp., Class
A ......................... 4
3,434
Equifax, Inc. ..................... 545
2,570
ExlService Holdings, Inc.(a) .......... 66
717
Jacobs Solutions, Inc. ............... 90
3,378
KBR, Inc. ....................... 117
1,998
Korn Ferry ...................... 133
1,829
Leidos Holdings, Inc. ............... 188
6,910
Paychex, Inc. ..................... 679
1,391
SS&C Technologies Holdings, Inc. ..... 86
10,910
Verisk Analytics, Inc., Class A ......... 1,959
10,325
Real Estate Management & Development — 0.05%
2,963
CBRE Group, Inc., Class A(a) ......... 399
2,009
Jones Lang LaSalle, Inc.(a) ........... 623
1,022
Residential REITs — 0.03%
3,730
Equity LifeStyle Properties, Inc. ....... 240
507
Essex Property Trust, Inc. ............ 148
2,029
Mid-America Apartment Communities, Inc. 282
670
Retail REITs — 0.07%
27,975
Brixmor Property Group, Inc. ......... 882
3,897
Kite Realty Group Trust ............. 111
6,770
Realty Income Corp. ............... 419
3,762
Urban Edge Properties .............. 86
1,498
Semiconductors & Semiconductor Equipment — 19.17%
69,303
Advanced Micro Devices, Inc.(a) ....... 40,259
3,622
Amkor Technology, Inc. ............. 312
15,994
Analog Devices, Inc. ............... 6,352
27,360
Applied Materials, Inc. .............. 19,781
142,202
Broadcom, Inc. ................... 53,717
4,234
First Solar, Inc.(a) ................. 999
3,557
FormFactor, Inc.(a) ................ 569
242,854
Intel Corp.(a) ..................... 33,910
13,780
KLA Corp. ...................... 4,158

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
55,378
Lam Research Corp. ................ $ 23,997
29,400
Marvell Technology, Inc. ............ 8,758
3,708
Microchip Technology, Inc. ........... 338
26,859
Micron Technology, Inc. ............. 31,003
624
MKS, Inc. ....................... 278
805,340
NVIDIA Corp. .................... 161,140
631
Onto Innovation, Inc.(a) ............. 239
6,531
Qnity Electronics, Inc. .............. 1,067
37,361
QUALCOMM, Inc. ................ 6,904
23,905
Texas Instruments, Inc. .............. 7,125
661
Veeco Instruments, Inc.(a) ............ 50
400,956
Software — 7.43%
1,931
ACI Worldwide, Inc.(a) ............. 97
9,439
Adobe, Inc.(a) .................... 1,935
289
Appfolio, Inc., Class A(a) ............ 46
11,767
AppLovin Corp., Class A(a) .......... 6,063
41,972
Atlassian Corp., Class A(a) ........... 3,265
10,190
Autodesk, Inc.(a) .................. 1,981
8,330
Cadence Design Systems, Inc.(a) ....... 3,126
2,611
Clear Secure, Inc., Class A ........... 146
574
Commvault Systems, Inc.(a) .......... 81
9,116
Crowdstrike Holdings, Inc., Class A(a) .. 6,957
6,515
Fortinet, Inc.(a) ................... 1,001
846
Guidewire Software, Inc.(a) .......... 104
9,752
Intuit, Inc. ....................... 2,545
14,613
Manhattan Associates, Inc.(a) ......... 2,035
247,147
Microsoft Corp. ................... 92,191
81,027
Oracle Corp. ..................... 11,875
60,123
Palantir Technologies, Inc., Class A(a) ... 7,015
5,299
Palo Alto Networks, Inc.(a) ........... 1,807
868
PTC, Inc.(a) ...................... 99
11,757
Riot Platforms, Inc.(a) .............. 322
2,517
Roper Technologies, Inc. ............. 852
45,074
Salesforce, Inc. ................... 7,061
41,215
ServiceNow, Inc.(a) ................ 4,092
891
Synopsys, Inc.(a) .................. 397
566
Workday, Inc., Class A(a) ............ 69
21,286
Zeta Global Holdings Corp., Class A(a) .. 419
155,581
Specialized REITs — 0.74%
6,093
American Tower Corp. .............. 997
5,913
CubeSmart ...................... 235
9,861
Digital Realty Trust, Inc. ............. 1,771
9,416
Equinix, Inc. ..................... 9,815
5,142
Extra Space Storage, Inc. ............ 747
5,259
Iron Mountain, Inc. ................ 664
846
Lamar Advertising Co., Class A ........ 132
6,868
Outfront Media, Inc. ................ 225
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
2,688
Public Storage .................... $ 856
15,442
Specialty Retail — 1.69%
619
AutoZone, Inc.(a) .................. 1,978
6,524
Bath & Body Works, Inc. ............ 151
13,588
Best Buy Co., Inc. ................. 1,031
3,328
Boot Barn Holdings, Inc.(a) .......... 547
376
Burlington Stores, Inc.(a) ............ 119
9,726
Floor & Decor Holdings, Inc., Class A(a) . 577
35,806
Lowe's Cos., Inc. .................. 7,895
31,050
O'Reilly Automotive, Inc.(a) .......... 2,859
3,973
Revolve Group, Inc., Class A(a) ....... 91
9,045
Ross Stores, Inc. .................. 1,925
158
Signet Jewelers Ltd. ................ 14
22,136
The Home Depot, Inc. .............. 7,807
61,297
The TJX Cos., Inc. ................. 9,287
16,575
Tractor Supply Co. ................. 524
1,253
Ulta Beauty, Inc.(a) ................ 565
35,370
Technology Hardware, Storage & Peripherals — 8.01%
490,682
Apple, Inc. ...................... 141,983
20,700
Dell Technologies, Inc., Class C ....... 8,931
83,952
HP, Inc. ......................... 1,842
2,448
NetApp, Inc. ..................... 379
6,724
Seagate Technology Holdings PLC ..... 6,489
12,340
Western Digital Corp. ............... 7,882
167,506
Textiles, Apparel & Luxury Goods — 0.15%
3,417
Lululemon Athletica, Inc.(a) .......... 390
3,639 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 402
27,643
NIKE, Inc., Class B ................ 1,135
7,801
Tapestry, Inc. ..................... 1,142
3,069
Tobacco — 0.33%
36,600
Altria Group, Inc. .................. 2,633
23,833
Philip Morris International, Inc. ........ 4,312
6,945
Trading Companies & Distributors — 0.24%
157
Applied Industrial Technologies, Inc. .... 53
3,285
DNOW, Inc.(a) ................... 43
55,752
Fastenal Co. ...................... 2,677
749
McGrath RentCorp ................. 91
548
SiteOne Landscape Supply, Inc.(a) ...... 63
1,221
W.W. Grainger, Inc. ................ 1,661

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2026
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026.
Shares Security Description
Value
(000)
Common Stocks (continued)
Trading Companies & Distributors (continued)
1,130
Watsco, Inc. ...................... $ 471
5,059
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 155
Wireless Telecommunication Services — 0.31%
39,301
T-Mobile US, Inc. ................. 6,592
Total Common Stocks (cost $536,536) .. 2,089,259
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 1/4/27(a) ....... —
Metals & Mining — 0.00%
108,208
Pan American Silver Corp. CVR, 2/22/29(a) 60
Pharmaceuticals — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
1/4/27(a) .................... 1
Total Contingent Rights (cost $–) ..... 61
Shares Security Description
Value
(000)
Investment Companies — 0.12%
Money Market Funds — 0.12%
7,462 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.52%^^(c) $ 7
2,426,953 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.53%(c) .................... 2,427
Total Investment Companies (cost $2,434) 2,434
Total Investments (cost $538,970) —
99.95% ..................... 2,091,754
Net other assets (liabilities) — 0.05% .. 1,058
Net Assets - 100.00% .............. $ 2,092,812
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of June
30, 2026.
(c) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
CVR—Contingent Value Right
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.83% 99.83%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.12% 0.12%
Net Other Assets (Liabilities) ................................................................................................................................... — 0.05% 0.05%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — June 30, 2026
10
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 69.41%
Aerospace & Defense — 1.58%
298
AeroVironment, Inc.(a) .............. $ 49
1,049
ATI, Inc.(a) ...................... 207
1,348
Axon Enterprise, Inc.(a) ............. 756
716
BWX Technologies, Inc. ............. 139
387
Carpenter Technology Corp. .......... 239
656
Curtiss-Wright Corp. ............... 497
1,828
FTAI Aviation Ltd.(b) ............... 494
8,188
General Dynamics Corp. ............. 2,900
770
HEICO Corp. ..................... 274
1,335
HEICO Corp., Class A .............. 344
636
Hexcel Corp. ..................... 64
6,511
Honeywell Aerospace, Inc.(a) ......... 1,439
7,129
Howmet Aerospace, Inc. ............. 1,916
315
Huntington Ingalls Industries, Inc. ...... 88
398
Karman Holdings, Inc.(a) ............ 20
1,445
Kratos Defense & Security Solutions, Inc.(a) 72
8,426
L3Harris Technologies, Inc. .......... 2,449
585
Leonardo DRS, Inc. ................ 25
327
Loar Holdings, Inc.(a) .............. 26
8,138
Lockheed Martin Corp. .............. 4,146
6,895
Northrop Grumman Corp. ............ 3,512
9,414
Rocket Lab Corp.(a) ................ 957
32,106
RTX Corp. ....................... 6,092
1,955
StandardAero, Inc.(a) ............... 58
3,216
Textron, Inc. ..................... 295
13,414
The Boeing Co.(a) ................. 2,904
7,770
TransDigm Group, Inc. .............. 10,350
22,710
Woodward, Inc. ................... 9,663
49,975
Air Freight & Logistics — 0.18%
6,809
CH Robinson Worldwide, Inc. ......... 1,283
6,773
Expeditors International of Washington, Inc. 1,103
3,909
FedEx Corp. ..................... 1,224
1,954
FedEx Freight Holding Co., Inc.(a) ..... 295
884
GXO Logistics, Inc.(a) .............. 45
16,779
United Parcel Service, Inc., Class B ..... 1,804
5,754
Automobile Components — 0.01%
3,749
Aptiv PLC(a) ..................... 231
1,662
BorgWarner, Inc. .................. 110
1,573
Gentex Corp. ..................... 40
405
Lear Corp. ....................... 54
3,190
QuantumScape Corp., Class A(a) ....... 24
459
Automobiles — 1.00%
69,843
Ford Motor Co. ................... 971
16,146
General Motors Co. ................ 1,245
14,175
Rivian Automotive, Inc., Class A(a) ..... 246
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
69,529
Tesla, Inc.(a) ..................... $ 29,244
392
Thor Industries, Inc. ................ 29
31,735
Banks — 1.86%
119,908
Bank of America Corp. .............. 6,833
848
Bank OZK ....................... 44
172
BOK Financial Corp. ............... 24
93,323
Citigroup, Inc. .................... 13,061
7,734
Citizens Financial Group, Inc. ......... 542
2,302
Columbia Banking System, Inc. ....... 74
997
Commerce Bancshares, Inc. .......... 58
477
Cullen/Frost Bankers, Inc. ............ 74
1,073
East West Bancorp, Inc. ............. 139
15,944
Fifth Third Bancorp ................ 899
141
First Citizens BancShares, Inc., Class A .. 293
778
First Hawaiian, Inc. ................ 23
3,891
First Horizon Corp. ................ 100
2,714
FNB Corp. ....................... 52
35,815
Huntington Bancshares, Inc. .......... 635
47,873
JPMorgan Chase & Co. ............. 15,669
16,477
KeyCorp ........................ 380
2,680
M&T Bank Corp. .................. 638
663,144
NU Holdings Ltd., Class A(a) ......... 8,859
2,749
Pinnacle Financial Partners, Inc. ....... 277
534
Popular, Inc. ..................... 88
733
Prosperity Bancshares, Inc. ........... 54
15,585
Regions Financial Corp. ............. 470
776
SouthState Bank Corp. .............. 78
380
TFS Financial Corp. ................ 7
7,142
The PNC Financial Services Group, Inc. . 1,758
22,025
Truist Financial Corp. ............... 1,097
28,009
U.S. Bancorp ..................... 1,692
1,311
Webster Financial Corp. ............. 100
54,891
Wells Fargo & Co. ................. 4,536
857
Western Alliance Bancorp ............ 70
532
Wintrust Financial Corp. ............. 86
1,117
Zions Bancorp NA ................. 77
58,787
Beverages — 0.95%
177
Brown-Forman Corp., Class A ......... 5
1,143
Brown-Forman Corp., Class B ........ 30
1,272
Celsius Holdings, Inc.(a) ............. 37
443
Coca-Cola Consolidated, Inc. ......... 85
13,713
Constellation Brands, Inc., Class A ..... 1,907
101,396
Keurig Dr Pepper, Inc. .............. 3,318
1,224
Molson Coors Beverage Co., Class B .... 48
31,583
Monster Beverage Corp.(a) ........... 3,036
40,217
PepsiCo, Inc. ..................... 5,445
336,514
Primo Brands Corp., Class A .......... 8,226

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
99,449
The Coca-Cola Co. ................. $ 8,082
30,219
Biotechnology — 1.37%
40,486
AbbVie, Inc. ..................... 10,189
2,359
Alnylam Pharmaceuticals, Inc.(a) ...... 711
13,536
Amgen, Inc. ...................... 4,901
1,055
Arrowhead Pharmaceuticals, Inc.(a) ..... 86
389
Ascendis Pharma A/S(a) ............. 104
8,223
Biogen, Inc.(a) .................... 1,776
1,514
BioMarin Pharmaceutical, Inc.(a) ...... 87
1,321
Bridgebio Pharma, Inc.(a) ............ 98
174
Caris Life Sciences, Inc.(a) ........... 3
156,742
Exelixis, Inc.(a) ................... 8,529
35,484
Gilead Sciences, Inc. ............... 4,483
878
Halozyme Therapeutics, Inc.(a) ........ 69
14,860
Incyte Corp.(a) .................... 1,685
7,166
Insmed, Inc.(a) .................... 765
1,266
Ionis Pharmaceuticals, Inc.(a) ......... 100
140
Madrigal Pharmaceuticals, Inc.(a) ...... 75
2,745
Moderna, Inc.(a) .................. 192
2,357
Natera, Inc.(a) .................... 639
4,484
Neurocrine Biosciences, Inc.(a) ........ 755
14
Oncternal Therapeutics, Inc.(a)(c) ...... —
3,255
Regeneron Pharmaceuticals, Inc. ....... 2,029
3,100
Revolution Medicines, Inc.(a) ......... 581
3,822
Roivant Sciences Ltd.(a) ............. 135
904
Summit Therapeutics, Inc.(a) ......... 13
3,364
United Therapeutics Corp.(a) ......... 1,823
7,167
Vertex Pharmaceuticals, Inc.(a) ........ 3,560
807
Viking Therapeutics, Inc.(a) .......... 31
43,419
Broadline Retail — 1.61%
202,610
Amazon.com, Inc.(a) ............... 48,291
9,735
Coupang, Inc., Class A(a) ............ 169
24
Dillard's, Inc., Class A .............. 13
13,398
eBay, Inc. ....................... 1,497
695
Etsy, Inc.(a) ...................... 52
2,044
Macy's, Inc. ...................... 48
463
MercadoLibre, Inc.(a) ............... 786
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 36
50,892
Building Products — 0.22%
862
A.O. Smith Corp. .................. 54
524
AAON, Inc. ...................... 66
546
Advanced Drainage Systems, Inc. ...... 86
5,144
Allegion PLC .................... 722
344
Armstrong World Industries, Inc. ....... 55
841
Builders FirstSource, Inc.(a) .......... 75
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
741
Carlisle Cos., Inc. .................. $ 268
13,815
Carrier Global Corp. ................ 1,013
876
Fortune Brands Innovations, Inc. ....... 48
1,536
Hayward Holdings, Inc.(a) ........... 27
10,925
Johnson Controls International PLC ..... 1,597
561
Lennox International, Inc. ............ 321
3,760
Masco Corp. ..................... 306
406
Modine Manufacturing Co.(a) ......... 108
640
Owens Corning ................... 102
325
Simpson Manufacturing Co., Inc. ...... 68
3,972
Trane Technologies PLC ............. 1,953
835
Trex Co., Inc.(a) ................... 42
6,911
Capital Markets — 2.59%
200
Affiliated Managers Group, Inc. ....... 68
1,618
Ameriprise Financial, Inc. ............ 742
3,629
Ares Management Corp., Class A ...... 404
2,680
Blackrock, Inc. ................... 2,577
13,200
Blackstone, Inc. ................... 1,554
4,722
Blue Owl Capital, Inc., Class A ........ 41
2,959
Brookfield Asset Management Ltd., Class A 133
258
Bullish(a) ....................... 6
9,085
Cboe Global Markets, Inc. ........... 2,205
15,038
CME Group, Inc., Class A ............ 3,320
3,916
Coinbase Global, Inc., Class A(a) ...... 573
287
Evercore, Inc., Class A .............. 98
295
FactSet Research Systems, Inc. ........ 68
2,297
Franklin Resources, Inc. ............. 76
136
Freedom Holding Corp./N.V.^(a) ....... 18
1,459
Galaxy Digital, Inc., Class A(a) ........ 40
309
Hamilton Lane, Inc., Class A .......... 24
434
Houlihan Lokey, Inc., Class A ......... 58
96,840
Interactive Brokers Group, Inc., Class A .. 8,429
18,898
Intercontinental Exchange, Inc. ........ 2,327
2,832
Invesco Ltd. ...................... 75
1,185
Jefferies Financial Group, Inc. ......... 59
11,505
KKR & Co., Inc. .................. 1,056
720
Lazard, Inc., Class A ................ 30
1,403
LPL Financial Holdings, Inc. .......... 396
282
MarketAxess Holdings, Inc. .......... 32
20,786
Moody's Corp. .................... 9,414
60,934
Morgan Stanley ................... 12,737
182
Morningstar, Inc. .................. 28
1,764
MSCI, Inc., Class A ................ 987
10,161
Nasdaq, Inc. ..................... 801
3,161
Northern Trust Corp. ............... 549
3,188
Raymond James Financial, Inc. ........ 485
13,503
Robinhood Markets, Inc., Class A(a) .... 1,354
25,257
S&P Global, Inc. .................. 10,286
780
SEI Investments Co. ................ 68

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
4,943
State Street Corp. .................. $ 838
1,162
Stifel Financial Corp. ............... 81
3,865
T. Rowe Price Group, Inc. ............ 440
12,293
The Bank of New York Mellon Corp. .... 1,778
4,758
The Carlyle Group, Inc. ............. 200
114,729
The Charles Schwab Corp. ........... 10,586
5,218
The Goldman Sachs Group, Inc. ....... 5,278
1,002
TPG, Inc., Class A ................. 41
15,169
Tradeweb Markets, Inc., Class A ....... 1,512
496
Virtu Financial, Inc., Class A .......... 30
2,910
XP, Inc., Class A .................. 47
81,949
Chemicals — 0.60%
7,040
Air Products and Chemicals, Inc. ....... 2,065
920
Albemarle Corp. .................. 124
1,530
Axalta Coating Systems Ltd.(a) ........ 52
855
Celanese Corp., Class A ............. 39
20,331
CF Industries Holdings, Inc. .......... 2,202
23,513
Corteva, Inc. ..................... 1,992
12,725
Dow, Inc. ....................... 349
2,500
DuPont de Nemours, Inc. ............ 339
907
Eastman Chemical Co. .............. 61
8,572
Ecolab, Inc. ...................... 2,388
1,710
Element Solutions, Inc. .............. 82
11,237
International Flavors & Fragrances, Inc. .. 889
10,778
Linde PLC ....................... 5,594
8,338
LyondellBasell Industries N.V., Class A .. 438
48
NewMarket Corp. ................. 38
769
Olin Corp. ....................... 15
4,031
PPG Industries, Inc. ................ 489
2,268
RPM International, Inc. ............. 252
1,245
Solstice Advanced Materials, Inc. ...... 110
2,335
The Mosaic Co. ................... 49
306
The Scotts Miracle-Gro Co. .......... 21
4,148
The Sherwin-Williams Co. ........... 1,428
250
Westlake Corp. ................... 18
19,034
Commercial Services & Supplies — 0.46%
10,301
Cintas Corp. ..................... 1,752
405
Clean Harbors, Inc.(a) .............. 121
28,703
Copart, Inc.(a) .................... 809
2,031
GFL Environmental, Inc. ............ 75
286
MSA Safety, Inc. .................. 50
1,466
RB Global, Inc. ................... 171
13,493
Republic Services, Inc., Class A ....... 2,875
36,128
Rollins, Inc. ...................... 1,508
1,995
Tetra Tech, Inc. ................... 58
9,802
Veralto Corp. ..................... 870
13,864
Waste Connections, Inc. ............. 2,311
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
17,181
Waste Management, Inc. ............. $ 3,828
14,428
Communications Equipment — 0.75%
603
Applied Optoelectronics, Inc.(a) ....... 89
18,839
Arista Networks, Inc.(a) ............. 3,201
2,521
Ciena Corp.(a) .................... 1,237
70,631
Cisco Systems, Inc. ................ 8,296
1,020
F5, Inc.(a) ....................... 424
9,283
Lumentum Holdings, Inc.(a) .......... 7,965
6,110
Motorola Solutions, Inc. ............. 2,538
33
Ubiquiti, Inc. ..................... 18
1,806
Viavi Solutions, Inc.(a) .............. 86
23,854
Construction & Engineering — 0.65%
1,041
AECOM ........................ 73
182,142
API Group Corp.(a) ................ 7,713
152
Central BanCo, Inc., Class A .......... 5
632
Comfort Systems USA, Inc. .......... 1,253
232
Dycom Industries, Inc.(a) ............ 117
807
EMCOR Group, Inc. ............... 670
383
Everus Construction Group, Inc.(a) ..... 64
68
IES Holdings, Inc.(a) ............... 50
19,833
MasTec, Inc.(a) ................... 8,250
420
Primoris Services Corp. ............. 42
2,677
Quanta Services, Inc. ............... 1,928
235
Sterling Infrastructure, Inc.(a) ......... 197
159
Valmont Industries, Inc. ............. 92
1,259
WillScot Holdings Corp. ............. 36
20,490
Construction Materials — 0.09%
5,196
Amrize Ltd.(a) .................... 277
12,061
CRH PLC ....................... 1,291
249
Eagle Materials, Inc. ................ 56
1,138
James Hardie Industries PLC(a) ....... 30
1,067
Martin Marietta Materials, Inc. ........ 615
2,298
Vulcan Materials Co. ............... 678
2,947
Consumer Finance — 0.21%
2,135
Ally Financial, Inc. ................. 98
9,518
American Express Co. .............. 3,220
10,917
Capital One Financial Corp. .......... 2,190
35
Credit Acceptance Corp.(a) ........... 22
1,105 Figure Technology Solutions, Inc., Class
A(a) ....................... 34
870
OneMain Holdings, Inc., Class A ....... 53
1,415
SLM Corp. ...................... 37
22,292
SoFi Technologies, Inc.(a) ............ 399

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Finance (continued)
6,113
Synchrony Financial ................ $ 465
6,518
Consumer Staples Distribution & Retail — 1.29%
2,868
Albertsons Cos., Inc., Class A ......... 39
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 89
1,873
Casey's General Stores, Inc. .......... 1,489
9,074
Costco Wholesale Corp. ............. 8,489
26,846
Dollar General Corp. ............... 3,090
12,566
Dollar Tree, Inc.(a) ................. 1,520
1,321
Maplebear, Inc.(a) ................. 63
81,987
Performance Food Group Co.(a) ....... 9,165
758
Sprouts Farmers Market, Inc.(a) ....... 64
31,586
Sysco Corp. ...................... 2,640
9,995
Target Corp. ..................... 1,305
49,122
The Kroger Co. ................... 2,728
1,777
U.S. Foods Holding Corp.(a) .......... 182
89,787
Walmart, Inc. ..................... 10,168
41,031
Containers & Packaging — 0.19%
33,330
Amcor PLC ...................... 1,444
532
AptarGroup, Inc. .................. 67
6,404
Avery Dennison Corp. .............. 1,039
22,380
Ball Corp. ....................... 1,398
900
Crown Holdings, Inc. ............... 101
1,931
Graphic Packaging Holding Co. ....... 20
8,900
International Paper Co. .............. 339
4,335
Packaging Corp. of America .......... 1,032
638
Silgan Holdings, Inc. ............... 30
9,147
Smurfit Westrock PLC .............. 423
738
Sonoco Products Co. ............... 42
5,935
Distributors — 0.04%
10,394
Genuine Parts Co. ................. 1,226
1,863
LKQ Corp. ...................... 49
259
Pool Corp. ....................... 56
1,331
Diversified Consumer Services — 0.01%
3,971
ADT, Inc. ....................... 26
436
Bright Horizons Family Solutions, Inc.(a) 31
292
Duolingo, Inc., Class A(a) ............ 34
232
Grand Canyon Education, Inc.(a) ....... 33
890
H&R Block, Inc. .................. 34
1,078
Service Corp. International ........... 81
239
Diversified REITs — 0.35%
125,866
Broadstone Net Lease, Inc., Class A ..... 2,602
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified REITs (continued)
119,959
WP Carey, Inc. .................... $ 8,577
11,179
Diversified Telecommunication Services — 0.38%
4,408
AST SpaceMobile, Inc., Class A(a) ..... 392
228,419
AT&T, Inc. ...................... 4,728
402
Globalstar, Inc.(a) ................. 33
517
Iridium Communications, Inc. ......... 28
1,274
Liberty Global Ltd., Class A(a) ........ 14
899
Liberty Global Ltd., Class C(a) ........ 10
9,211 Space Exploration Technologies Corp.,
Class A(a) ................... 1,573
127,820
Verizon Communications, Inc. ......... 5,413
12,191
Electric Utilities — 1.49%
34,374
Alliant Energy Corp. ............... 2,622
28,972
American Electric Power Co., Inc. ...... 3,964
5,574
Constellation Energy Corp. ........... 1,385
34,913
Duke Energy Corp. ................. 4,418
26,754
Edison International ................ 1,992
24,240
Entergy Corp. .................... 2,785
31,260
Evergy, Inc. ...................... 2,702
34,317
Eversource Energy ................. 2,480
75,309
Exelon Corp. ..................... 3,511
62,158
FirstEnergy Corp. .................. 2,955
417
IDACORP, Inc. ................... 63
56,154
NextEra Energy, Inc. ............... 4,928
3,617
NRG Energy, Inc. .................. 528
1,514
OGE Energy Corp. ................. 74
1,098
Oklo, Inc., Class A(a) ............... 57
126,483
PG&E Corp. ..................... 2,128
922
Pinnacle West Capital Corp. .......... 99
76,839
PPL Corp. ....................... 2,793
47,512
The Southern Co. .................. 4,547
40,533
Xcel Energy, Inc. .................. 3,255
47,286
Electrical Equipment — 0.82%
243
Acuity, Inc. ...................... 92
4,151
AMETEK, Inc. ................... 1,005
4,810
Bloom Energy Corp., Class A(a) ....... 1,456
6,969
Eaton Corp. PLC .................. 2,970
10,108
Emerson Electric Co. ............... 1,447
998
Forgent Power Solutions, Inc., Class A(a) . 56
12,210
GE Vernova, Inc. .................. 14,344
459
Generac Holdings, Inc.(a) ............ 134
950
Hubbell, Inc., Class B ............... 497
1,157
Nextpower, Inc., Class A(a) ........... 138
1,253
nVent Electric PLC ................. 213
226
Powell Industries, Inc. .............. 65

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
518
Regal Rexnord Corp. ............... $ 123
2,027
Rockwell Automation, Inc. ........... 1,004
1,008
Sensata Technologies Holding PLC ..... 48
6,687
Vertiv Holdings Co., Class A .......... 2,238
193
Vicor Corp.(a) .................... 73
329
X-Energy, Inc., Class A(a) ........... 6
25,909
Electronic Equipment, Instruments & Components
— 0.81%
295
Advanced Energy Industries, Inc. ...... 110
84,090
Amphenol Corp., Class A ............ 14,829
399
Arrow Electronics, Inc.(a) ............ 85
614
Avnet, Inc. ....................... 55
2,341
CDW Corp. ...................... 329
1,318
Cognex Corp. .................... 95
3,237
Coherent Corp.(a) ................. 1,277
14,177
Corning, Inc. ..................... 3,621
638
Fabrinet(a) ....................... 358
6,599
Flex Ltd.(a) ...................... 1,070
158
Ingram Micro Holding Corp. .......... 4
187
IPG Photonics Corp.(a) .............. 22
1,858
Jabil, Inc. ....................... 716
3,084
Keysight Technologies, Inc.(a) ........ 1,079
203
Littelfuse, Inc. .................... 92
875
Ralliant Corp. .................... 64
397
Sanmina Corp.(a) .................. 100
609
TD SYNNEX Corp. ................ 163
2,950
TE Connectivity PLC ............... 595
824
Teledyne Technologies, Inc.(a) ........ 549
4,247
Trimble, Inc.(a) ................... 218
796
TTM Technologies, Inc.(a) ........... 149
1,075
Vontier Corp. ..................... 31
375
Zebra Technologies Corp.(a) .......... 99
25,710
Energy Equipment & Services — 0.10%
17,858
Baker Hughes Co., Class A ........... 991
15,093
Halliburton Co. ................... 512
2,720
NOV, Inc. ....................... 50
26,676
SLB Ltd. ........................ 1,241
7,030
TechnipFMC PLC ................. 466
554
Weatherford International PLC ........ 45
3,305
Entertainment — 0.93%
4,221
Electronic Arts, Inc. ................ 866
148
Liberty Live Holdings, Inc., Class A(a) .. 15
355
Liberty Live Holdings, Inc., Class C(a) .. 38
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Entertainment (continued)
12,776 Liberty Media Corp.-Liberty Formula One,
Class C(a) ................... $ 1,215
2,817
Live Nation Entertainment, Inc.(a) ...... 516
125
Madison Square Garden Sports Corp.(a) .. 50
164,390
Netflix, Inc.(a) .................... 11,737
11,034
ROBLOX Corp., Class A(a) .......... 600
1,033
Roku, Inc., Class A(a) ............... 143
18,955
Spotify Technology SA(a) ............ 8,703
4,788
Take-Two Interactive Software, Inc.(a) ... 1,197
31,741
The Walt Disney Co. ............... 3,055
484
TKO Group Holdings, Inc., Class A ..... 97
42,646
Warner Bros. Discovery, Inc.(a) ........ 1,137
29,383
Financial Services — 1.87%
4,969
Affirm Holdings, Inc., Class A(a) ....... 405
7,440
Apollo Global Management, Inc. ....... 881
31,508
Berkshire Hathaway, Inc., Class B(a) .... 15,767
9,251
Block, Inc., Class A(a) .............. 703
2,029
Chime Financial, Inc., Class A(a) ...... 42
4,488
Corebridge Financial, Inc. ............ 128
1,148
Corpay, Inc.(a) .................... 382
2,254
Equitable Holdings, Inc. ............. 99
313
Euronet Worldwide, Inc.(a) ........... 23
29,307
Fidelity National Information Services, Inc. 1,139
18,765
Fiserv, Inc.(a) ..................... 920
4,366
Global Payments, Inc. ............... 317
13,017
Jack Henry & Associates, Inc. ......... 1,793
31,369
Mastercard, Inc., Class A ............ 16,111
1,613
MGIC Investment Corp. ............. 45
15,439
PayPal Holdings, Inc. ............... 666
16,317
Rocket Cos., Inc., Class A(a) .......... 257
513
Shift4 Payments, Inc., Class A(a) ....... 25
2,293
The Western Union Co. .............. 18
8,040
Toast, Inc., Class A(a) ............... 223
703
UWM Holdings Corp. .............. 2
55,590
Visa, Inc., Class A ................. 19,073
738
Voya Financial, Inc. ................ 67
262
WEX, Inc.(a) ..................... 37
59,123
Food Products — 0.77%
31,367
Archer-Daniels-Midland Co. .......... 2,396
17,536
Bunge Global SA .................. 1,871
3,657
Conagra Brands, Inc. ............... 49
1,213
Darling Ingredients, Inc.(a) ........... 66
345
Freshpet, Inc.(a) ................... 20
87,584
General Mills, Inc. ................. 3,049
122,164
Hormel Foods Corp. ................ 3,033
497
Ingredion, Inc. .................... 47
2,548
JBS N.V., Class A .................. 30

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
990
Lamb Weston Holdings, Inc. .......... $ 43
50,765
McCormick & Co., Inc. ............. 2,559
61,295
Mondelez International, Inc., Class A .... 3,545
235
Pilgrim's Pride Corp. ............... 7
362
Post Holdings, Inc.(a) ............... 32
2
Seaboard Corp. ................... 9
351
Smithfield Foods, Inc. ............... 9
1,470
The Campbell's Company^ ........... 33
15,608
The Hershey Co. .................. 2,738
828
The J.M. Smucker Co. .............. 93
112,362
The Kraft Heinz Co. ................ 2,654
39,052
Tyson Foods, Inc., Class A ........... 2,236
24,519
Gas Utilities — 0.09%
15,200
Atmos Energy Corp. ................ 2,619
1,532
MDU Resources Group, Inc. .......... 32
722
National Fuel Gas Co. .............. 56
1,588
UGI Corp. ....................... 55
2,762
Ground Transportation — 0.60%
131
Avis Budget Group, Inc.(a) ........... 19
46,617
CSX Corp. ....................... 2,216
1,397
JB Hunt Transport Services, Inc. ....... 405
1,183 Knight-Swift Transportation Holdings, Inc.,
Class A ..................... 92
271
Landstar System, Inc. ............... 56
2,720
Lyft, Inc., Class A(a) ............... 40
4,037
Norfolk Southern Corp. ............. 1,270
3,348
Old Dominion Freight Line, Inc. ....... 725
311
Ryder System, Inc. ................. 82
214
Saia, Inc.(a) ...................... 90
237
Schneider National, Inc., Class B ....... 9
136,575
Uber Technologies, Inc.(a) ........... 9,855
68
U-Haul Holding Co.(a) .............. 4
761
U-Haul Holding Co. ................ 44
13,967
Union Pacific Corp. ................ 3,799
2,058
XPO, Inc.(a) ..................... 422
19,128
Health Care Equipment & Supplies — 0.85%
55,461
Abbott Laboratories ................ 5,032
557
Align Technology, Inc.(a) ............ 94
3,935
Baxter International, Inc. ............ 84
14,497
Becton Dickinson & Co. ............. 2,193
46,134
Boston Scientific Corp.(a) ............ 1,969
6,990
Dexcom, Inc.(a) ................... 471
18,331
Edwards Lifesciences Corp.(a) ........ 1,659
1,234
Envista Holdings Corp.(a) ............ 33
8,046
GE HealthCare Technologies, Inc. ...... 515
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
897
Globus Medical, Inc., Class A(a) ....... $ 71
1,426
IDEXX Laboratories, Inc.(a) .......... 750
1,242
Insulet Corp.(a) ................... 189
6,365
Intuitive Surgical, Inc.(a) ............ 2,532
7,069
Medline, Inc., Class A(a) ............ 279
43,029
Medtronic PLC ................... 3,367
302
Penumbra, Inc.(a) .................. 95
4,336
ResMed, Inc. ..................... 844
6,742
STERIS PLC ..................... 1,419
9,002
Stryker Corp. ..................... 2,834
356
Teleflex, Inc. ..................... 45
10,086
The Cooper Cos., Inc.(a) ............. 724
21,576
Zimmer Biomet Holdings, Inc. ........ 1,858
27,057
Health Care Providers & Services — 1.53%
162,409
Brookdale Senior Living, Inc.(a) ....... 2,613
14,355
Cardinal Health, Inc. ............... 3,410
13,091
Cencora, Inc. ..................... 3,704
45,236
Centene Corp.(a) .................. 2,904
111
Chemed Corp. .................... 52
41,802
CVS Health Corp. ................. 4,325
252
DaVita, Inc.(a) .................... 56
8,902
Elevance Health, Inc. ............... 3,443
771
Encompass Health Corp. ............. 78
995
Guardant Health, Inc.(a) ............. 149
6,493
HCA Healthcare, Inc. ............... 2,532
847
Henry Schein, Inc.(a) ............... 71
8,031
Humana, Inc. ..................... 3,190
6,409
Labcorp Holdings, Inc. .............. 1,794
5,410
McKesson Corp. .................. 4,088
415
Molina Healthcare, Inc.(a) ........... 95
13,334
Quest Diagnostics, Inc. .............. 2,826
1,148
Solventum Corp.(a) ................ 89
682
Tenet Healthcare Corp.(a) ............ 128
12,086
The Cigna Group .................. 3,332
442
The Ensign Group, Inc. .............. 71
21,193
UnitedHealth Group, Inc. ............ 8,807
5,480
Universal Health Services, Inc., Class B .. 814
48,571
Health Care REITs — 1.21%
17,286
American Healthcare REIT, Inc. ....... 902
60,187
CareTrust REIT, Inc. ............... 2,429
2,539
Healthcare Realty Trust, Inc., Class A ... 51
50,596
Healthpeak Properties, Inc. ........... 1,083
3,673
Medical Properties Trust, Inc. ......... 17
2,222
Omega Healthcare Investors, Inc. ...... 106
85,778
Ventas, Inc. ...................... 7,617

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care REITs (continued)
115,159
Welltower, Inc. .................... $ 26,137
38,342
Health Care Technology — 0.02%
1,010
Doximity, Inc., Class A(a) ............ 21
4,032
Veeva Systems, Inc., Class A(a) ........ 716
737
Hotel & Resort REITs — 0.16%
5,369
Host Hotels & Resorts, Inc. ........... 127
119,542
Pebblebrook Hotel Trust ............. 2,320
19,615
Ryman Hospitality Properties, Inc. ...... 2,522
4,969
Hotels, Restaurants & Leisure — 1.47%
7,516
Airbnb, Inc., Class A(a) ............. 1,075
1,994
Aramark ........................ 113
13,908
Booking Holdings, Inc. .............. 2,479
449
Boyd Gaming Corp. ................ 40
1,556
Caesars Entertainment, Inc.(a) ......... 47
22,587
Carnival Corp., Ltd. ................ 646
772
Cava Group, Inc.(a) ................ 61
23,314
Chipotle Mexican Grill, Inc., Class A(a) .. 792
229
Choice Hotels International, Inc. ....... 25
541
Churchill Downs, Inc. ............... 48
7,414
Darden Restaurants, Inc. ............. 1,527
3,586
Domino's Pizza, Inc. ................ 1,062
6,661
DoorDash, Inc., Class A(a) ........... 1,229
3,720
DraftKings, Inc.(a) ................. 94
895
Dutch Bros, Inc., Class A(a) .......... 64
2,095
Expedia Group, Inc. ................ 536
2,548
Flutter Entertainment PLC, Class DI(a) .. 260
33,058
Hilton Worldwide Holdings, Inc. ....... 10,925
762
Hyatt Hotels Corp., Class A ........... 147
5,162
Las Vegas Sands Corp. .............. 239
8,606
Marriott International, Inc., Class A ..... 3,189
20,039
McDonald's Corp. ................. 5,417
1,585
MGM Resorts International(a) ......... 76
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 72
633
Planet Fitness, Inc., Class A(a) ........ 33
2,504
Restaurant Brands International, Inc. .... 182
4,525
Royal Caribbean Cruises Ltd. ......... 1,437
20,273
Starbucks Corp. ................... 2,071
533
Texas Roadhouse, Inc., Class A ........ 103
481
Travel + Leisure Co. ................ 37
277
Vail Resorts, Inc. .................. 38
94,142
Viking Holdings Ltd.(a) ............. 9,855
215
Wingstop, Inc. .................... 37
575
Wyndham Hotels & Resorts, Inc. ....... 48
598
Wynn Resorts Ltd. ................. 58
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
15,451
Yum! Brands, Inc. ................. $ 2,470
46,532
Household Durables — 0.81%
7,666
D.R. Horton, Inc. .................. 1,249
2,937
Garmin Ltd. ...................... 698
3,651
Lennar Corp., Class A ............... 330
73
Lennar Corp., Class B .............. 6
399
Mohawk Industries, Inc.(a) ........... 48
210
NVR, Inc.(a) ..................... 1,431
3,367
PulteGroup, Inc. ................... 462
74,978
SharkNinja, Inc.(a) ................. 11,417
125,446
Somnigroup International, Inc. ........ 9,835
746
Toll Brothers, Inc. ................. 123
226
TopBuild Corp.(a) ................. 80
404
Whirlpool Corp. ................... 16
25,695
Household Products — 0.66%
30,587
Church & Dwight Co., Inc. ........... 2,963
41,767
Colgate-Palmolive Co. .............. 3,829
30,800
Kimberly-Clark Corp. ............... 3,381
412
Reynolds Consumer Products, Inc. ..... 11
24,239
The Clorox Co. ................... 2,314
57,907
The Procter & Gamble Co. ........... 8,491
20,989
Independent Power and Renewable Electricity Producers
— 0.60%
968
Brookfield Renewable Corp. .......... 36
904
Clearway Energy, Inc., Class C ........ 31
302
Solv Energy, Inc., Class A(a) .......... 10
23,565
Talen Energy Corp.(a) .............. 9,056
5,463
The AES Corp. ................... 80
61,604
Vistra Corp. ...................... 9,772
18,985
Industrial Conglomerates — 0.64%
9,323
3M Co. ......................... 1,510
46,167
General Electric Co. ................ 17,253
6,511
Honeywell International, Inc. ......... 1,458
20,221
Industrial REITs — 0.73%
49,577
Americold Realty Trust, Inc. .......... 779
17,250
EastGroup Properties, Inc. ........... 3,493
999
First Industrial Realty Trust, Inc. ....... 61
546
Lineage, Inc. ..................... 24
35,863
LXP Industrial Trust ................ 1,932
123,979
Prologis, Inc. ..................... 16,796
1,699
Rexford Industrial Realty, Inc. ......... 57

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Industrial REITs (continued)
1,444
STAG Industrial, Inc. ............... $ 55
23,197
Insurance — 1.72%
21,969
Aflac, Inc. ....................... 2,576
511
American Financial Group, Inc. ........ 72
23,691
American International Group, Inc. ..... 1,765
9,647
Aon PLC, Class A ................. 3,200
24,760
Arch Capital Group Ltd.(a) ........... 2,404
14,154
Arthur J Gallagher & Co. ............ 3,250
404
Assurant, Inc. .................... 108
375
Assured Guaranty Ltd. .............. 30
590
Axis Capital Holdings Ltd. ........... 63
435
Brighthouse Financial, Inc.(a) ......... 28
36,019
Brown & Brown, Inc. ............... 2,310
12,883
Chubb Ltd. ...................... 4,390
9,291
Cincinnati Financial Corp. ........... 1,720
105
CNA Financial Corp. ............... 5
8,917
Erie Indemnity Co., Class A .......... 2,137
4,784
Everest Group Ltd. ................. 1,709
24,461
Fidelity National Financial, Inc. ....... 1,153
765
First American Financial Corp. ........ 52
641
Globe Life, Inc. ................... 115
179
Kinsale Capital Group, Inc. ........... 59
1,287
Lincoln National Corp. .............. 45
15,499
Loews Corp. ..................... 1,755
909
Markel Group, Inc.(a) ............... 1,775
20,592
Marsh & McLennan Cos., Inc. ........ 3,432
9,815
MetLife, Inc. ..................... 830
1,708
Old Republic International Corp. ....... 70
257
Primerica, Inc. .................... 73
3,957
Principal Financial Group, Inc. ........ 426
6,204
Prudential Financial, Inc. ............ 669
530
Reinsurance Group of America, Inc. .... 113
327
RenaissanceRe Holdings Ltd. ......... 104
608
RLI Corp. ....................... 36
812
Ryan Specialty Holdings, Inc., Class A ... 31
12,464
The Allstate Corp. ................. 2,965
297
The Hanover Insurance Group, Inc. ..... 64
15,603
The Hartford Insurance Group, Inc. ..... 2,067
21,939
The Progressive Corp. .............. 4,794
9,012
The Travelers Cos., Inc. ............. 2,975
1,238
Unum Group ..................... 111
35,431
W.R. Berkley Corp. ................ 2,500
22
White Mountains Insurance Group Ltd. .. 46
9,511
Willis Towers Watson PLC ........... 2,486
54,513
Interactive Media & Services — 3.27%
123,693
Alphabet, Inc., Class A .............. 44,204
83,693
Alphabet, Inc., Class C .............. 29,571
Shares Security Description
Value
(000)
Common Stocks (continued)
Interactive Media & Services (continued)
1,770
Match Group, Inc. ................. $ 67
51,930
Meta Platforms, Inc., Class A ......... 29,252
495
People, Inc.(a) .................... 23
3,825
Pinterest, Inc., Class A(a) ............ 80
2,130
Reddit, Inc., Class A(a) .............. 370
103,567
IT Services — 0.46%
13,156
Accenture PLC, Class A ............. 1,637
1,110
Akamai Technologies, Inc.(a) ......... 131
854
Amdocs Ltd. ..................... 43
1,990
Applied Digital Corp.(a) ............. 74
5,588
Cloudflare, Inc., Class A(a) ........... 1,371
13,237 Cognizant Technology Solutions Corp.,
Class A ..................... 513
5,461
CoreWeave, Inc., Class A(a) .......... 544
634
DigitalOcean Holdings, Inc.(a) ........ 100
427
EPAM Systems, Inc.(a) .............. 34
510
Gartner, Inc.(a) ................... 66
3,896
GoDaddy, Inc., Class A(a) ............ 330
18,268
International Business Machines Corp. ... 5,138
1,741
Kyndryl Holdings, Inc.(a) ............ 20
1,440
MongoDB, Inc., Class A(a) ........... 483
3,118
Okta, Inc., Class A(a) ............... 425
5,890
Snowflake, Inc., Class A(a) ........... 1,499
2,581
Twilio, Inc., Class A(a) .............. 533
6,528
VeriSign, Inc. ..................... 1,642
14,583
Leisure Products — 0.01%
490
Brunswick Corp. .................. 41
1,021
Hasbro, Inc. ...................... 85
2,378
Mattel, Inc.(a) .................... 33
547
YETI Holdings, Inc.(a) .............. 27
186
Life Sciences Tools & Services — 0.89%
5,030
Agilent Technologies, Inc. ............ 668
5,099
Avantor, Inc.(a) ................... 50
143
Bio-Rad Laboratories, Inc., Class A(a) ... 42
1,180
Bio-Techne Corp. .................. 83
684
Bruker Corp. ..................... 41
382 Charles River Laboratories International,
Inc.(a) ...................... 87
59,246
Danaher Corp. .................... 11,285
2,753
Illumina, Inc.(a) ................... 485
3,012
IQVIA Holdings, Inc.(a) ............. 582
177
Medpace Holdings, Inc.(a) ........... 94
369
Mettler-Toledo International, Inc.(a) .... 472
1,539
QIAGEN N.V. .................... 60
419
Repligen Corp.(a) .................. 57
906
Revvity, Inc. ..................... 101

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,589
Sotera Health Co.(a) ................ $ 28
867
Tempus AI, Inc., Class A(a) ........... 50
24,369
Thermo Fisher Scientific, Inc. ......... 12,217
1,793
Waters Corp.(a) ................... 673
3,355
West Pharmaceutical Services, Inc. ..... 1,204
28,279
Machinery — 0.86%
508
AGCO Corp. ..................... 61
657
Allison Transmission Holdings, Inc. .... 74
8,240
Caterpillar, Inc. ................... 8,776
373
Chart Industries, Inc.(a) ............. 78
15,489
CNH Industrial N.V. ................ 174
381
Crane Co. ....................... 85
2,459
Cummins, Inc. .................... 1,754
5,079
Deere & Co. ..................... 3,223
921
Donaldson Co., Inc. ................ 83
2,403
Dover Corp. ...................... 539
469
Esab Corp. ....................... 46
987
Flowserve Corp. ................... 73
5,514
Fortive Corp. ..................... 337
1,972
Gates Industrial Corp. PLC(a) ......... 55
5,321
Graco, Inc. ...................... 402
1,338
IDEX Corp. ...................... 303
7,292
Illinois Tool Works, Inc. ............. 1,972
7,042
Ingersoll Rand, Inc. ................ 577
663
ITT, Inc. ........................ 131
425
Lincoln Electric Holdings, Inc. ........ 113
839
Mueller Industries, Inc. .............. 103
947
Nordson Corp. .................... 286
498
Oshkosh Corp. .................... 76
22,744
Otis Worldwide Corp. ............... 1,629
9,371
PACCAR, Inc. .................... 1,125
2,253
Parker-Hannifin Corp. .............. 2,204
2,912
Pentair PLC ...................... 224
250
RBC Bearings, Inc.(a) .............. 161
1,697
Snap-on, Inc. ..................... 682
380
SPX Technologies, Inc.(a) ............ 93
1,213
Stanley Black & Decker, Inc. ......... 114
373
The Middleby Corp.(a) .............. 64
511
The Timken Co. ................... 74
791
The Toro Co. ..................... 77
213
Watts Water Technologies, Inc., Class A .. 83
3,046
Westinghouse Air Brake Technologies Corp. 821
4,229
Xylem, Inc. ...................... 500
27,172
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 62
Shares Security Description
Value
(000)
Common Stocks (continued)
Media — 0.38%
5,374
Charter Communications, Inc., Class A(a) $ 764
112,301
Comcast Corp., Class A ............. 2,759
58,811
EchoStar Corp., Class A(a) ........... 5,970
3,748
Fox Corp., Class A ................. 195
17,231
Fox Corp., Class B ................. 807
132
Liberty Broadband Corp., Class A(a) .... 4
880
Liberty Broadband Corp., Class C(a) .... 29
6,586
News Corp., Class A ................ 164
897
News Corp., Class B ............... 25
227
Nexstar Media Group, Inc., Class A ..... 41
370
NIQ Global Intelligence PLC(a) ....... 3
13,015
Omnicom Group, Inc. ............... 948
1,469
Sirius XM Holdings, Inc. ............ 43
1,232
The New York Times Co., Class A ...... 86
3,455
The Trade Desk, Inc., Class A(a) ....... 62
979
Versant Media Group, Inc. ........... 35
11,935
Metals & Mining — 0.22%
2,023
Alcoa Corp. ...................... 105
1,695
Almonty Industries, Inc.(a) ........... 28
3,945
Anglogold Ashanti PLC ............. 319
317
Aura Minerals, Inc. ................ 20
4,358
Cleveland-Cliffs, Inc.(a) ............. 41
18,794
Coeur Mining, Inc. ................. 307
25,800
Freeport-McMoRan, Inc. ............ 1,623
4,940
Hecla Mining Co. .................. 76
1,013
MP Materials Corp.(a) .............. 57
23,922
Newmont Corp. ................... 2,233
3,922
Nucor Corp. ...................... 874
934
Reliance, Inc. ..................... 349
657
Royal Gold, Inc. ................... 131
664
Southern Copper Corp. .............. 116
2,466
Steel Dynamics, Inc. ................ 566
6,845
Mortgage Real Estate Investment Trusts (REITs)
— 0.02%
8,090
AGNC Investment Corp. ............ 88
22,301
Annaly Capital Management, Inc. ...... 499
4,012
Rithm Capital Corp. ................ 38
2,689
Starwood Property Trust, Inc. ......... 44
669
Multi-Utilities — 0.89%
25,396
Ameren Corp. .................... 2,871
63,828
CenterPoint Energy, Inc. ............. 2,811
38,866
CMS Energy Corp. ................. 2,974
31,046
Consolidated Edison, Inc. ............ 3,436
48,711
Dominion Energy, Inc. .............. 3,326
18,701
DTE Energy Co. .................. 2,849

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Multi-Utilities (continued)
45,197
NiSource, Inc. .................... $ 2,149
27,916
Public Service Enterprise Group, Inc. .... 2,265
25,017
Sempra ......................... 2,319
27,485
WEC Energy Group, Inc. ............ 3,209
28,209
Office REITs — 0.14%
1,330
Alexandria Real Estate Equities, Inc. .... 70
1,189
BXP, Inc. ........................ 79
26,710
COPT Defense Properties ............ 972
1,290
Cousins Properties, Inc. ............. 39
101,658
Hudson Pacific Properties, Inc.(a) ...... 1,544
881
Kilroy Realty Corp. ................ 33
43,069
Vornado Realty Trust ............... 1,693
4,430
Oil, Gas & Consumable Fuels — 1.52%
2,550
Antero Midstream Corp. ............. 58
2,242
Antero Resources Corp.(a) ........... 79
2,627
APA Corp. ....................... 86
10,450
Cheniere Energy, Inc. ............... 2,498
41,053
Chevron Corp. .................... 6,805
474
Chord Energy Corp. ................ 54
30,824
ConocoPhillips ................... 3,205
19,811
Devon Energy Corp. ................ 818
6,362
Diamondback Energy, Inc. ........... 1,119
816
DT Midstream, Inc. ................ 120
19,607
EOG Resources, Inc. ............... 2,544
20,376
EQT Corp. ....................... 1,084
16,521
Expand Energy Corp. ............... 1,506
86,807
Exxon Mobil Corp. ................ 11,867
1,226
HF Sinclair Corp. .................. 85
73,046
Kinder Morgan, Inc. ................ 2,335
7,943
Marathon Petroleum Corp. ........... 2,031
902
Matador Resources Co. .............. 45
32,231
Occidental Petroleum Corp. .......... 1,565
18,901
ONEOK, Inc. ..................... 1,644
2,209
Ovintiv, Inc. ..................... 116
5,569
Permian Resources Corp., Class A ...... 103
10,014
Phillips 66 ....................... 1,693
1,786
Range Resources Corp. .............. 66
4,468
Targa Resources Corp. .............. 1,198
1,028
Texas Pacific Land Corp. ............ 449
36,900
The Williams Cos., Inc. ............. 2,743
8,306
Valero Energy Corp. ................ 2,163
1,312
Viper Energy, Inc., Class A ........... 56
48,135
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 38
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines — 0.04%
853
Alaska Air Group, Inc.(a) ............ $ 45
4,899
American Airlines Group, Inc.(a) ....... 89
6,934
Delta Air Lines, Inc. ................ 649
3,608
Southwest Airlines Co. .............. 186
3,318
United Airlines Holdings, Inc.(a) ....... 450
1,419
Personal Care Products — 0.03%
406
e.l.f. Beauty, Inc.(a) ................ 30
34,007
Kenvue, Inc. ..................... 650
4,374
The Estee Lauder Cos., Inc., Class A .... 345
1,025
Pharmaceuticals — 2.95%
337
Axsome Therapeutics, Inc.(a) ......... 82
70,218
Bristol-Myers Squibb Co. ............ 4,046
727
Corcept Therapeutics, Inc.(a) ......... 63
3,702
Elanco Animal Health, Inc.(a) ......... 91
14,940
Eli Lilly & Co. .................... 17,921
467
Jazz Pharmaceuticals PLC(a) ......... 113
54,047
Johnson & Johnson ................ 13,726
61,015
Merck & Co., Inc. ................. 7,840
876,832
Novo Nordisk A/S, ADR ............. 42,036
1,927
Organon & Co. ................... 26
166,955
Pfizer, Inc. ....................... 4,019
41,330
Royalty Pharma PLC, Class A ......... 2,317
9,041
Viatris, Inc. ...................... 144
15,513
Zoetis, Inc., Class A ................ 1,115
93,539
Professional Services — 0.37%
1,232
Amentum Holdings, Inc.(a) ........... 25
13,183
Automatic Data Processing, Inc. ....... 2,953
919 Booz Allen Hamilton Holding Corp., Class
A ......................... 56
9,648
Broadridge Financial Solutions, Inc. .... 1,321
171
CACI International, Inc., Class A(a) .... 79
2,132
Equifax, Inc. ..................... 338
1,059
ExlService Holdings, Inc.(a) .......... 27
256
FTI Consulting, Inc.(a) .............. 38
1,245
Genpact Ltd. ..................... 34
2,166
Jacobs Solutions, Inc. ............... 273
917
KBR, Inc. ....................... 32
13,303
Leidos Holdings, Inc. ............... 1,371
408
Parsons Corp.(a) .................. 21
18,383
Paychex, Inc. ..................... 1,808
320
Paycom Software, Inc. .............. 40
349
Paylocity Holding Corp.(a) ........... 36
2,179
Planet Labs PBC(a) ................ 72
615
Robert Half, Inc. .................. 19
363
Science Applications International Corp. . 40

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
3,794
SS&C Technologies Holdings, Inc. ..... $ 236
3,393
TransUnion ...................... 244
600
UL Solutions, Inc., Class A ........... 61
14,738
Verisk Analytics, Inc., Class A ......... 2,647
11,771
Real Estate Management & Development — 0.04%
5,266
CBRE Group, Inc., Class A(a) ......... 710
7,420
CoStar Group, Inc.(a) ............... 210
254
Howard Hughes Holdings, Inc.(a) ...... 18
361
Janus Living, Inc., Class A ........... 10
378
Jones Lang LaSalle, Inc.(a) ........... 117
317
Zillow Group, Inc., Class A(a) ......... 10
1,258
Zillow Group, Inc., Class C(a) ......... 40
1,115
Residential REITs — 0.91%
2,644
American Homes 4 Rent, Class A ...... 89
7,958
AvalonBay Communities, Inc. ......... 1,502
831
Camden Property Trust .............. 95
18,767
Centerspace ...................... 1,055
1,494
Equity LifeStyle Properties, Inc. ....... 96
22,057
Equity Residential ................. 1,499
27,043
Essex Property Trust, Inc. ............ 7,888
221,523
Invitation Homes, Inc. .............. 6,691
12,689
Mid-America Apartment Communities, Inc. 1,762
26,308
Sun Communities, Inc. .............. 3,154
126,124
UDR, Inc. ....................... 5,034
28,865
Retail REITs — 0.94%
66,453
Acadia Realty Trust ................ 1,390
891
Agree Realty Corp. ................ 67
2,262
Brixmor Property Group, Inc. ......... 71
7,226
CBL & Associates Properties, Inc. ...... 384
73,833
Curbline Properties Corp. ............ 2,245
653
Federal Realty Investment Trust ....... 81
49,675
InvenTrust Properties Corp. .......... 1,758
43,009
Kimco Realty Corp. ................ 1,090
155,365
NETSTREIT Corp. ................ 3,283
1,447
NNN REIT, Inc. ................... 67
50,821
Realty Income Corp. ............... 3,149
20,422
Regency Centers Corp. .............. 1,629
49,264
Simon Property Group, Inc. .......... 11,018
140,618
The Macerich Co. ................. 3,541
29,773
Semiconductors & Semiconductor Equipment — 8.96%
47,430
Advanced Micro Devices, Inc.(a) ....... 27,552
946
Allegro MicroSystems, Inc.(a) ......... 66
972
Amkor Technology, Inc. ............. 84
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
27,304
Analog Devices, Inc. ............... $ 10,844
14,186
Applied Materials, Inc. .............. 10,256
2,568
Astera Labs, Inc.(a) ................ 1,240
99,907
Broadcom, Inc. ................... 37,740
416
Cirrus Logic, Inc.(a) ................ 62
2,969
Credo Technology Group Holding Ltd.(a) 807
893
Enphase Energy, Inc.(a) ............. 44
2,657
Entegris, Inc. ..................... 478
1,865
First Solar, Inc.(a) ................. 440
606
FormFactor, Inc.(a) ................ 97
965
GLOBALFOUNDRIES, Inc. ......... 80
78,498
Intel Corp.(a) ..................... 10,961
23,411
KLA Corp. ...................... 7,064
49,560
Lam Research Corp. ................ 21,476
1,082
Lattice Semiconductor Corp.(a) ........ 166
502 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 191
15,342
Marvell Technology, Inc. ............ 4,571
9,652
Microchip Technology, Inc. ........... 880
30,878
Micron Technology, Inc. ............. 35,642
526
MKS, Inc. ....................... 234
842
Monolithic Power Systems, Inc. ....... 1,164
449,128
NVIDIA Corp. .................... 89,864
2,540
NXP Semiconductors N.V. ........... 714
6,987
ON Semiconductor Corp.(a) .......... 660
399
Onto Innovation, Inc.(a) ............. 151
3,795
Qnity Electronics, Inc. .............. 620
657
Qorvo, Inc.(a) .................... 61
18,979
QUALCOMM, Inc. ................ 3,507
840
Rambus, Inc.(a) ................... 112
724
Semtech Corp.(a) .................. 117
174
SiTime Corp.(a) ................... 130
1,120
Skyworks Solutions, Inc. ............ 76
19,206 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 9,172
2,817
Teradyne, Inc. .................... 1,363
16,266
Texas Instruments, Inc. .............. 4,848
353
Universal Display Corp. ............. 31
283,565
Software — 4.17%
7,242
Adobe, Inc.(a) .................... 1,485
169
Appfolio, Inc., Class A(a) ............ 27
4,187
AppLovin Corp., Class A(a) .......... 2,157
2,948
Atlassian Corp., Class A(a) ........... 229
9,409
Aurora Innovation, Inc.(a) ............ 64
3,758
Autodesk, Inc.(a) .................. 731
1,218
Bentley Systems, Inc., Class B ........ 36
630
BILL Holdings, Inc.(a) .............. 23
4,403
BitMine Immersion Technologies, Inc. ... 59
4,912
Cadence Design Systems, Inc.(a) ....... 1,843
4,007
CCC Intelligent Solutions Holdings, Inc.(a) 21

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
2,881
Circle Internet Group, Inc., Class A(a) ... $ 180
4,425
Crowdstrike Holdings, Inc., Class A(a) .. 3,377
5,638
Datadog, Inc., Class A(a) ............ 1,467
1,551
Docusign, Inc., Class A(a) ............ 69
449
Dolby Laboratories, Inc., Class A ...... 24
1,363
Dropbox, Inc., Class A(a) ............ 37
2,271
Dynatrace, Inc.(a) ................. 100
673
Elastic N.V.(a) .................... 38
416
Fair Isaac Corp.(a) ................. 497
1,665
Figma, Inc., Class A(a) .............. 30
11,007
Fortinet, Inc.(a) ................... 1,691
9,560
Gen Digital, Inc. .................. 238
1,017
Gitlab, Inc., Class A(a) .............. 31
687
Guidewire Software, Inc.(a) .......... 85
415
HubSpot, Inc.(a) .................. 76
4,933
Intuit, Inc. ....................... 1,287
5,854
IREN Ltd.(a) ..................... 267
1,086
Klaviyo, Inc., Class A(a) ............. 16
471
Manhattan Associates, Inc.(a) ......... 66
225,140
Microsoft Corp. ................... 83,985
1,984
Nutanix, Inc., Class A(a) ............. 101
71,022
Oracle Corp. ..................... 10,408
39,286
Palantir Technologies, Inc., Class A(a) ... 4,583
14,445
Palo Alto Networks, Inc.(a) ........... 4,926
628
Pegasystems, Inc. .................. 19
886
Procore Technologies, Inc.(a) ......... 36
2,116
PTC, Inc.(a) ...................... 240
475
RingCentral, Inc., Class A ............ 19
4,310
Roper Technologies, Inc. ............. 1,458
1,046
Rubrik, Inc., Class A(a) ............. 84
465
SailPoint, Inc.(a) .................. 7
14,283
Salesforce, Inc. ................... 2,238
5,840
Samsara, Inc., Class A(a) ............ 189
2,117
SentinelOne, Inc., Class A(a) .......... 36
18,622
ServiceNow, Inc.(a) ................ 1,848
5,025
Strategy, Inc., Class A(a) ............. 437
3,287
Synopsys, Inc.(a) .................. 1,466
54,157
Terawulf, Inc.(a) .................. 1,338
2,920
Tyler Technologies, Inc.(a) ........... 854
2,973
UiPath, Inc., Class A(a) ............. 32
2,463
Unity Software, Inc.(a) .............. 70
3,746
Workday, Inc., Class A(a) ............ 459
4,514
Zoom Communications, Inc., Class A(a) . 389
1,825
Zscaler, Inc.(a) .................... 258
131,731
Specialized REITs — 1.68%
33,954
American Tower Corp. .............. 5,554
18,100 Blackstone Digital Infrastructure Trust, Inc.
(a) ........................ 392
31,035
Crown Castle, Inc. ................. 2,350
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
1,695
CubeSmart ...................... $ 67
24,049
Digital Realty Trust, Inc. ............. 4,318
561
EPR Properties ................... 33
17,589
Equinix, Inc. ..................... 18,334
9,653
Extra Space Storage, Inc. ............ 1,403
524
Fermi, Inc.(a) ..................... 5
39,586
Gaming and Leisure Properties, Inc. .... 1,763
5,339
Iron Mountain, Inc. ................ 675
694
Lamar Advertising Co., Class A ........ 108
1,190
Millrose Properties, Inc. ............. 36
33,994
National Storage Affiliates Trust ....... 1,511
68,516
Outfront Media, Inc. ................ 2,245
28,811
Public Storage .................... 9,170
2,341
Rayonier, Inc. .................... 50
11,958
SBA Communications Corp., Class A .... 2,110
75,523
VICI Properties, Inc., Class A ......... 2,005
46,339
Weyerhaeuser Co. ................. 1,110
53,239
Specialty Retail — 1.07%
213
AutoNation, Inc.(a) ................ 40
840
AutoZone, Inc.(a) .................. 2,685
1,527
Bath & Body Works, Inc. ............ 35
3,484
Best Buy Co., Inc. ................. 265
1,113
Burlington Stores, Inc.(a) ............ 352
1,085
CarMax, Inc.(a) ................... 57
11,753
Carvana Co., Class A(a) ............. 773
1,618
Chewy, Inc., Class A(a) ............. 32
36,996
Dick's Sporting Goods, Inc. ........... 8,392
438
Five Below, Inc.(a) ................. 79
823
Floor & Decor Holdings, Inc., Class A(a) . 49
3,171
GameStop Corp., Class A(a) .......... 70
187
Lithia Motors, Inc., Class A ........... 54
11,378
Lowe's Cos., Inc. .................. 2,509
139
Murphy USA, Inc. ................. 75
36,744
O'Reilly Automotive, Inc.(a) .......... 3,383
152
Penske Automotive Group, Inc. ........ 27
8,135
Ross Stores, Inc. .................. 1,731
1,602
The Gap, Inc. ..................... 30
19,462
The Home Depot, Inc. .............. 6,866
28,747
The TJX Cos., Inc. ................. 4,355
38,464
Tractor Supply Co. ................. 1,216
773
Ulta Beauty, Inc.(a) ................ 348
995
Valvoline, Inc.(a) .................. 39
737
Wayfair, Inc., Class A(a) ............. 68
2,182
Williams-Sonoma, Inc. .............. 508
34,038
Technology Hardware, Storage & Peripherals — 3.68%
286,620
Apple, Inc. ...................... 82,936
5,376
Dell Technologies, Inc., Class C ....... 2,320

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
5,678
Everpure, Inc., Class A(a) ............ $ 447
23,514
Hewlett Packard Enterprise Co. ........ 1,061
16,630
HP, Inc. ......................... 365
6,252
IonQ, Inc.(a) ..................... 333
3,568
NetApp, Inc. ..................... 552
1,137
Sandisk Corp.(a) .................. 2,585
11,964
Seagate Technology Holdings PLC ..... 11,545
9,916
Super Micro Computer, Inc.(a) ........ 291
22,201
Western Digital Corp. ............... 14,180
116,615
Textiles, Apparel & Luxury Goods — 0.60%
1,154
Amer Sports, Inc.(a) ................ 39
404
Birkenstock Holding PLC^(a) ......... 17
201
Columbia Sportswear Co. ............ 12
394
Crocs, Inc.(a) ..................... 48
2,616
Deckers Outdoor Corp.(a) ............ 259
1,755
Lululemon Athletica, Inc.(a) .......... 200
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 16,691
21,037
NIKE, Inc., Class B ................ 864
1,705
On Holding AG, Class A(a) ........... 60
357
PVH Corp. ...................... 27
307
Ralph Lauren Corp., Class A .......... 123
3,588
Tapestry, Inc. ..................... 525
2,652
VF Corp. ........................ 44
18,909
Tobacco — 0.37%
64,133
Altria Group, Inc. .................. 4,615
39,865
Philip Morris International, Inc. ........ 7,211
11,826
Trading Companies & Distributors — 0.46%
295
Applied Industrial Technologies, Inc. .... 100
1,478
Core & Main, Inc., Class A(a) ......... 71
37,287
Fastenal Co. ...................... 1,791
38,150
Ferguson Enterprises, Inc. ............ 9,053
350
MSC Industrial Direct Co., Inc., Class A . 42
4,606
QXO, Inc.^(a) .................... 80
337
SiteOne Landscape Supply, Inc.(a) ...... 39
3,205
Sunbelt Rentals Holdings, Inc. ........ 240
1,131
United Rentals, Inc. ................ 1,281
1,124
W.W. Grainger, Inc. ................ 1,529
622
Watsco, Inc. ...................... 259
388
WESCO International, Inc. ........... 134
14,619
Water Utilities — 0.10%
23,926
American Water Works Co., Inc. ....... 3,148
Shares Security Description
Value
(000)
Common Stocks (continued)
Water Utilities (continued)
2,133
Essential Utilities, Inc. .............. $ 82
3,230
Wireless Telecommunication Services — 0.11%
706
Millicom International Cellular SA(a) ... 64
20,946
T-Mobile US, Inc. ................. 3,513
3,577
Total Common Stocks (cost $1,318,495) 2,199,176
Contingent Rights — 0.00%
Biotechnology — 0.00%
753 Apellis Pharmaceuticals I CVR, 5/15/30(a)
(c) ........................ —
338
Mirati Therapeutics CVR, 1/4/27(a)(c) ... —
—
Capital Markets — 0.00%
1,769
TPG, Inc. CVR, 4/9/29(a)(c) .......... —
Financial Services — 0.00%
5,443
Sycamore Partners LLC CVR, 8/29/29(a)(c) —
Total Contingent Rights (cost $–) ..... —
Investment Companies — 28.16%
Domestic Equity Funds — 3.37%
18,710
iShares Core S&P 500 ETF ........... 14,011
86,960 iShares Core S&P Total U.S. Stock Market
ETF ....................... 14,285
8,270
iShares Russell 1000 ETF ............ 3,387
500,000
State Street SPDR S&P Homebuilders ETF 57,780
3,745
Vanguard S&P 500 ETF ............. 2,572
40,060
Vanguard Total Stock Market ETF ...... 14,824
106,859
International Equity Funds — 8.44%
1,180,900
Vanguard FTSE Developed Markets ETF . 84,139
2,066,500
Vanguard FTSE Europe ETF .......... 182,968
267,107
Money Market Funds — 16.35%
152,752 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.52%^^(d) 153

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026 .
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds (continued)
518,065,362 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
3.53%(d) .................... $ 518,065
518,218
Total Investment Companies (cost
$798,748) ....................... 892,184
Total Investments (cost $2,117,243) —
97.57% ..................... 3,091,360
Net other assets (liabilities) — 2.43% .. 77,059
Net Assets - 100.00% .............. $ 3,168,419
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
CVR—Contingent Value Right
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers Total
Common Stocks ...................................................................................................... 44.85% 2.77% 4.69% 17.10% 69.41%
Contingent Rights ................................................................................................... — — — — — %
Investment Companies ............................................................................................ 0.01% 27.96% 0.06% 0.13% 28.16%
Net Other Assets (Liabilities) .................................................................................. 0.07% 2.36% — — 2.43%
Total Net Assets ................................................................................................. 44.93% 33.09% 4.75% 17.23% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini Russell 2000 Index Future ................. 70 9/18/26 $ 10,660 $ 274
E-Mini S&P 500 Future ......................... 1,680 9/18/26 634,053 17,485
JPN Yen Future ............................... 300 9/14/26 23,201 (355)
$ 667,914 $ 17,404
Total Unrealized Appreciation ..................... $ 17,759
Total Unrealized Depreciation ..................... (355)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 17,404

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2026
Options on Futures Contracts
Exchange-traded options on futures contracts written as of June 30, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 100 $ 7,875 $ 63.00 7/2/26 $ (149)
Japanese Yen Future Option ............... Put 200 15,500 62.00 8/7/26 (180)
$ (329)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2026
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/31
3.07 $ 294,030 $ (23,801) $ (11,633) $ (12,168)
$ (23,801) $ (11,633) $ (12,168)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — June 30, 2026
25
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.63%
Australia — 1.65%
4,303
ANZ Group Holdings Ltd. (Banks) ..... $ 105
1,892
APA Group (Gas Utilities) ........... 13
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 36
288
ASX Ltd. (Capital Markets) .......... 11
247
Atlassian Corp., Class A (Software)(a) ... 19
7,273
BHP Group Ltd. (Metals & Mining) ..... 302
1,882 Brambles Ltd. (Commercial Services &
Supplies) .................... 25
349 CAR Group Ltd. (Interactive Media &
Services) .................... 6
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 8
2,023 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 34
2,392
Commonwealth Bank of Australia (Banks) 273
801
Computershare Ltd. (Professional Services) 21
676
CSL Ltd. (Biotechnology) ............ 54
2,795
Evolution Mining Ltd. (Metals & Mining) 23
2,337
Fortescue Ltd. (Metals & Mining) ...... 31
2,836
Goodman Group (Industrial REITs) ..... 61
3,650
Insurance Australia Group Ltd. (Insurance) 20
458
IREN Ltd. (Software)(a) ............. 21
1,348 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 17
526
Macquarie Group Ltd. (Capital Markets) . 91
4,104
Medibank Pvt Ltd. (Insurance) ........ 14
4,402
National Australia Bank Ltd. (Banks) .... 116
1,879 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 25
2,606
Origin Energy Ltd. (Electric Utilities) ... 20
4,397
PLS Group Ltd. (Metals & Mining)(a)(b) . 15
87
Pro Medicus Ltd. (Health Care Technology) 12
1,080
Qantas Airways Ltd. (Passenger Airlines) . 8
2,044
QBE Insurance Group Ltd. (Insurance) .. 36
78 REA Group Ltd. (Interactive Media &
Services) .................... 8
532
Rio Tinto Ltd. (Metals & Mining) ...... 64
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 24
7,476
Scentre Group (Retail REITs) ......... 20
334 SGH Ltd. (Trading Companies &
Distributors) ................. 11
7,398 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 14
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 10
7,124
South32 Ltd. (Metals & Mining) ....... 19
3,420
Stockland (Diversified REITs) ......... 10
1,632
Suncorp Group Ltd. (Insurance) ....... 22
4,986 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 17
3,206 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
4,319 Transurban Group (Transportation
Infrastructure) ................ $ 43
5,022
Vicinity Ltd. (Retail REITs)(b) ........ 9
454 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 15
1,657
Wesfarmers Ltd. (Broadline Retail) ..... 104
4,911
Westpac Banking Corp. (Banks) ....... 120
284
WiseTech Global Ltd. (Software) ....... 7
2,803 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 54
1,691 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 47
2,048
Austria — 0.09%
99
BAWAG Group AG (Banks)(b) ........ 20
431
Erste Group Bank AG (Banks)(b) ...... 57
218
OMV AG (Oil, Gas & Consumable Fuels) 14
183 Raiffeisen Bank International AG (Banks)
(b) ........................ 12
101
Verbund AG (Electric Utilities) ........ 6
109
Belgium — 0.22%
210
Ageas SA/N.V. (Insurance)(b) ......... 17
1,263 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 104
35
D'ieteren Group (Distributors) ......... 7
54 Elia Group SA/N.V., Class B (Electric
Utilities)(b) .................. 9
123 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 11
322
KBC Group N.V. (Banks) ............ 44
1
Lotus Bakeries N.V. (Food Products)(b) .. 13
19
Sofina SA (Financial Services) ........ 5
108
Syensqo SA (Chemicals) ............. 8
177
UCB SA (Pharmaceuticals) ........... 53
271
Bermuda — 0.05%
484
Arch Capital Group Ltd. (Insurance)(a) .. 47
54
Everest Group Ltd. (Insurance) ........ 19
66
Canada — 3.40%
718
Agnico Eagle Mines Ltd. (Metals & Mining) 112
575 Alamos Gold, Inc., Class A (Metals &
Mining) ..................... 17
1,038 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 66
448
AltaGas Ltd. (Gas Utilities) ........... 17
873 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
222 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. $ 14
972
Bank of Montreal (Banks) ............ 172
2,461
Barrick Mining Corp. (Metals & Mining) . 91
468 BCE, Inc. (Diversified Telecommunication
Services) .................... 10
142 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ 33
2,857
Brookfield Corp., Class A (Capital Markets) 122
372
CAE, Inc. (Aerospace & Defense)(a) .... 9
640 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 65
1,323 Canadian Imperial Bank of Commerce
(Banks) ..................... 152
756 Canadian National Railway Co. (Ground
Transportation) ............... 90
2,972 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 118
1,299 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 113
75 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 10
191 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 7
170 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 62
1,910 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 47
266
CGI, Inc. (IT Services) .............. 17
30
Constellation Software, Inc. (Software) .. 56
385
Dollarama, Inc. (Broadline Retail) ...... 51
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 12
449
Emera, Inc. (Electric Utilities) ......... 24
193 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 7
3,096 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 168
988
Equinox Gold Corp. (Metals & Mining) .. 10
29
Fairfax Financial Holdings Ltd. (Insurance) 48
952 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 26
60 FirstService Corp. (Real Estate Management
& Development) .............. 9
692
Fortis, Inc. (Electric Utilities) ......... 40
277
Franco-Nevada Corp. (Metals & Mining) . 58
261 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 19
218 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 11
356
Great-West Lifeco, Inc. (Insurance) ..... 23
499
Hydro One Ltd. (Electric Utilities)(b) .... 21
142
iA Financial Corp., Inc. (Insurance) ..... 20
55
IGM Financial, Inc. (Capital Markets) ... 3
204 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
248
Intact Financial Corp. (Insurance)(b) .... $ 51
1,114 Ivanhoe Mines Ltd., Class A (Metals &
Mining)(a) ................... 9
438 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 18
1,803
Kinross Gold Corp. (Metals & Mining) .. 43
743 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 34
122 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 14
185
Lundin Gold, Inc. (Metals & Mining)(b) . 10
941
Lundin Mining Corp. (Metals & Mining)(b) 23
338 Magna International, Inc. (Automobile
Components) ................. 22
2,366
Manulife Financial Corp. (Insurance) .... 96
256 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 16
566
National Bank of Canada (Banks) ...... 89
728
Nutrien Ltd. (Chemicals) ............ 46
580 Pan American Silver Corp. (Metals &
Mining) ..................... 26
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 41
772
Power Corp. of Canada (Insurance) ..... 48
532 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 17
1,999
Royal Bank of Canada (Banks) ........ 413
366
Saputo, Inc. (Food Products)(b) ........ 11
1,765
Shopify, Inc., Class A (IT Services)(a) ... 201
187
Stantec, Inc. (Construction & Engineering) 13
783
Sun Life Financial, Inc. (Insurance) ..... 61
1,684 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 91
1,448 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 96
631 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 38
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 8
1,766
The Bank of Nova Scotia (Banks) ...... 154
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 9
2,367
The Toronto-Dominion Bank (Banks) ... 287
187 Thomson Reuters Corp. (Professional
Services) .................... 15
408
TMX Group Ltd. (Capital Markets) ..... 13
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 20
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 22
356 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 59
659 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 74

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,808 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 19
206 WSP Global, Inc. (Construction &
Engineering)(b) ............... 26
4,224
Chile — 0.02%
484
Antofagasta PLC (Metals & Mining) .... 25
China — 0.01%
3,900 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 10
Denmark — 0.42%
5 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 12
3 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 7
143
Carlsberg A/S, Class B (Beverages) ..... 19
191 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 11
904
Danske Bank A/S (Banks) ............ 48
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 5
268
DSV A/S (Air Freight & Logistics) ..... 64
83
Genmab A/S (Biotechnology)(a)(b) ..... 23
4,568 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 218
538
Novonesis Novozymes B (Chemicals) ... 34
653 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 15
119 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 14
203 ROCKWOOL A/S, Class B (Building
Products) .................... 7
372
Tryg A/S (Insurance)(b) ............. 8
1,397 Vestas Wind Systems A/S (Electrical
Equipment) .................. 40
525
Finland — 0.31%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 8
635
Fortum Oyj (Electric Utilities) ......... 15
386 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 9
463
Kone Oyj, Class B (Machinery) ........ 26
920
Metso Oyj (Machinery)(b) ........... 16
632
Neste Oyj (Oil, Gas & Consumable Fuels) 21
7,184
Nokia Oyj (Communications Equipment) . 95
4,512
Nordea Bank Abp (Banks) ........... 85
141
Orion Oyj, Class B (Pharmaceuticals) ... 12
3,289
Sampo Oyj, Class A (Insurance) ....... 35
950 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... $ 20
748
Wartsila Oyj Abp (Machinery) ......... 29
381
France — 2.20%
213
Accor SA (Hotels, Restaurants & Leisure) 12
42 Aeroports de Paris SA (Transportation
Infrastructure)^ ............... 5
906
Air Liquide SA (Chemicals) .......... 179
522
Alstom SA (Machinery)(a) ........... 9
72
Amundi SA (Capital Markets)(b) ....... 7
2,212
AXA SA (Insurance) ............... 111
548
Ayvens SA (Ground Transportation)(b) .. 7
60 BioMerieux (Health Care Equipment &
Supplies) .................... 5
1,435
BNP Paribas SA (Banks) ............. 168
1,012
Bollore SE (Oil, Gas & Consumable Fuels) 5
345
Bouygues SA (Construction & Engineering) 19
466
Bureau Veritas SA (Professional Services) 14
213
Capgemini SE (IT Services) .......... 21
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 15
615
Cie de Saint-Gobain SA (Building Products) 56
919 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 35
78
Covivio SA (Diversified REITs) ....... 5
1,326
Credit Agricole SA (Banks) ........... 27
899
Danone SA (Food Products) .......... 73
1,005
Dassault Systemes SE (Software) ...... 20
100
Eiffage SA (Construction & Engineering)(b) 15
2,550
Engie SA (Multi-Utilities) ............ 80
437 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 82
61
Gecina SA (Office REITs)(b) .......... 5
390
Getlink SE (Transportation Infrastructure) 8
39 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 71
54
Ipsen SA (Pharmaceuticals) ........... 10
102 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 29
304
Klepierre SA (Retail REITs) .......... 13
364
Legrand SA (Electrical Equipment) ..... 62
342
L'Oreal SA (Personal Care Products) .... 150
355 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 196
2,784 Orange SA (Diversified Telecommunication
Services)(b) .................. 52
301
Pernod Ricard SA (Beverages) ........ 22
342
Publicis Groupe SA (Media) .......... 34
228
Renault SA (Automobiles) ........... 7
248 Rexel SA (Trading Companies &
Distributors) ................. 11
503
Safran SA (Aerospace & Defense) ...... 199

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
1,581
Sanofi SA (Pharmaceuticals) .......... $ 135
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 9
786 Schneider Electric SE (Electrical
Equipment)(b) ................ 258
908
Societe Generale SA (Banks) ......... 80
131
Sodexo SA (Hotels, Restaurants & Leisure) 8
129
Thales SA (Aerospace & Defense) ...... 33
2,801 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 218
179 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 21
874
Veolia Environnement SA (Multi-Utilities) 36
693
Vinci SA (Construction & Engineering) .. 101
2,738
Germany — 2.13%
235 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 48
540
Allianz SE, Registered Shares (Insurance) 256
1,249
BASF SE (Chemicals) .............. 67
1,455 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 80
399 Bayerische Motoren Werke AG
(Automobiles) ................ 26
147
Beiersdorf AG (Personal Care Products) .. 13
183 Brenntag SE (Trading Companies &
Distributors) ................. 11
1,019
Commerzbank AG (Banks) ........... 43
165
Continental AG (Automobile Components) 14
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 5
658
Daimler Truck Holding AG (Machinery) . 32
231 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)(a)(b) ...... 9
2,577 Deutsche Bank AG, Registered Shares
(Banks) ..................... 87
263
Deutsche Boerse AG (Capital Markets) .. 72
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 10
1,336
Deutsche Post AG (Air Freight & Logistics) 81
4,906 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 134
3,308
E.ON SE (Multi-Utilities) ............ 68
320
Evonik Industries AG (Chemicals) ...... 6
226 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 10
664 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 30
243
GEA Group AG (Machinery) ......... 17
92
Hannover Rueck SE (Insurance) ....... 25
187 Heidelberg Materials AG (Construction
Materials)(b) ................. 36
159 Henkel AG & Co. KGaA (Household
Products) .................... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
103
Hensoldt AG (Aerospace & Defense) .... $ 8
20 HOCHTIEF AG (Construction &
Engineering) ................. 12
1,869 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 176
107
Knorr-Bremse AG (Machinery) ........ 12
1,026
Mercedes-Benz Group AG (Automobiles) 52
197
Merck KGaA (Pharmaceuticals) ....... 33
84 MTU Aero Engines AG (Aerospace &
Defense) .................... 35
183 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 102
88
Nemetschek SE (Software) ........... 5
8
Rational AG (Machinery) ............ 6
66
Rheinmetall AG (Aerospace & Defense) . 75
882 RWE AG (Independent Power and
Renewable Electricity Producers)(b) 57
1,498
SAP SE (Software) ................. 231
40 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 10
108 Scout24 SE (Interactive Media & Services)
(b) ........................ 9
1,056 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 339
1,117 Siemens Energy AG (Electrical Equipment)
(b) ........................ 213
452 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 18
197
Symrise AG, Class A (Chemicals)(b) .... 20
96
Talanx AG (Insurance) .............. 12
961 Vonovia SE (Real Estate Management &
Development) ................ 24
338
Zalando SE (Specialty Retail)(a)(b) ..... 10
2,652
Hong Kong — 0.44%
15,000
AIA Group Ltd. (Insurance) .......... 138
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 30
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 11
1,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 8
2,500
CLP Holdings Ltd. (Electric Utilities) ... 23
82 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 8
3,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 11
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
5,000 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 7
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 14

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,649 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. $ 78
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 11
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 12
3,711
Link REIT (Retail REITs) ............ 17
2,000
MTR Corp. Ltd. (Ground Transportation) . 8
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 15
3,631
Prudential PLC (Insurance) ........... 48
4,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 6
2,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 8
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 29
500 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 5
2,000
Techtronic Industries Co. Ltd. (Machinery) 33
11,950
WH Group Ltd. (Food Products)(b) ..... 13
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 5
544
Ireland (Republic of) — 0.88%
884
Accenture PLC, Class A (IT Services) ... 110
195 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 28
21 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 3
2,868
AIB Group PLC (Banks)(b) .......... 34
133
Allegion PLC (Building Products) ...... 19
306
Aptiv PLC (Automobile Components)(a) . 19
1,342
Bank of Ireland Group PLC (Banks) .... 27
972
CRH PLC (Construction Materials) ..... 104
559
Eaton Corp. PLC (Electrical Equipment) . 237
1,274
Experian PLC (Professional Services) ... 43
236 Kerry Group PLC, Class A (Food Products)
(b) ........................ 22
196
Kingspan Group PLC (Building Products) 18
1,784 Medtronic PLC (Health Care Equipment &
Supplies) .................... 140
619 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 19
711 Smurfit Westrock PLC (Containers &
Packaging) .................. 33
428 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 86
317 Trane Technologies PLC (Building
Products) .................... 156
1,098
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel — 0.25%
66 Azrieli Group Ltd. (Real Estate Management
& Development) .............. $ 9
1,886
Bank Hapoalim BM (Banks) .......... 44
2,058
Bank Leumi Le-Israel BM, Class IS (Banks) 46
114 Check Point Software Technologies Ltd.
(Software)(a) ................. 15
40
Elbit Systems Ltd. (Aerospace & Defense) 30
189 Enlight Renewable Energy, Ltd.
(Independent Power and Renewable
Electricity Producers)(a) ......... 17
1,131
ICL Group Ltd. (Chemicals) .......... 6
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class A (Banks) 18
276
Mizrahi Tefahot Bank Ltd. (Banks) ..... 18
43 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 23
214 OPC Energy Ltd. (Independent Power and
Renewable Electricity Producers)(a) 7
337
Phoenix Financial Ltd. (Insurance) ..... 19
1,715 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 57
309
Italy — 0.80%
241 Banca Mediolanum SpA (Financial
Services) .................... 6
2,753 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 34
1,601
Banco BPM SpA (Banks) ............ 28
2,180
BPER Banca SPA (Banks) ........... 34
87
Buzzi SpA (Construction Materials) ..... 4
889 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 6
10,723
Enel SpA (Electric Utilities)(b) ........ 123
2,558
Eni SpA (Oil, Gas & Consumable Fuels) . 60
176
Ferrari N.V. (Automobiles) ........... 65
795
FinecoBank Banca Fineco SpA (Banks) .. 20
1,216
Generali (Insurance) ................ 59
19,916
Intesa Sanpaolo SpA (Banks)(b) ....... 137
786
Italgas SpA (Gas Utilities)(b) ......... 9
621
Leonardo SpA (Aerospace & Defense) ... 33
346 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 20
557
Poste Italiane SpA (Financial Services)^ .. 18
393
Prysmian SpA (Electrical Equipment) ... 66
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 10
3,117
Snam S.p.A. (Gas Utilities) ........... 23
2,413 Telecom Italia Spa Milano (Diversified
Telecommunication Services)(a) ... 22
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 25
1,956
UniCredit SpA (Banks) .............. 176

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
400
Unipol Assicurazioni SpA (Insurance) ... $ 11
989
Japan — 5.88%
1,100 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 226
3,000 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 25
300
AGC, Inc. (Building Products) ........ 13
800
Aisin Corp. (Automobile Components) .. 11
1,200
Ajinomoto Co., Inc. (Food Products) .... 44
300
ANA Holdings, Inc. (Passenger Airlines)(b) 5
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 21
1,900
Asahi Kasei Corp. (Chemicals) ........ 21
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 27
2,400
Astellas Pharma, Inc. (Pharmaceuticals) .. 32
700 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 16
1,500 Bridgestone Corp. (Automobile
Components) ................. 32
1,200 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 31
500
Capcom Co. Ltd. (Entertainment) ...... 9
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 23
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 19
1,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 46
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 11
400
Daifuku Co. Ltd. (Machinery) ......... 18
5,100
Daiichi Life Group, Inc. (Insurance) .... 56
2,500
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 40
400
Daikin Industries Ltd. (Building Products) 61
300 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 6
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 22
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 19
2,300
Denso Corp. (Automobile Components) .. 26
100 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 52
1,400 East Japan Railway Co. (Ground
Transportation) ............... 29
700
Ebara Corp. (Machinery) ............ 27
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 10
3,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 27
1,300
FANUC Corp. (Machinery) ........... 60
300
Fast Retailing Co. Ltd. (Specialty Retail) . 154
200
Fuji Electric Co. Ltd. (Electrical Equipment) 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,500 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. $ 32
2,200
Fujikura Ltd. (Electrical Equipment) .... 87
2,400
Fujitsu Ltd. (IT Services)(b) .......... 48
1,000 Furukawa Electric Co. Ltd. (Electrical
Equipment) .................. 30
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation)(b) ............. 8
6,400
Hitachi Ltd. (Industrial Conglomerates) .. 177
5,200
Honda Motor Co. Ltd. (Automobiles) ... 47
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 81
300 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 3
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 45
1,000 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 7
1,400
IHI Corp. (Machinery) .............. 24
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 26
800
Isuzu Motors Ltd. (Automobiles) ....... 11
7,800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 89
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 19
2,500
Japan Post Bank Co. Ltd. (Banks)(b) .... 48
2,500
Japan Post Holdings Co. Ltd. (Insurance)(b) 34
900
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
800
JFE Holdings, Inc. (Metals & Mining)(b) . 8
800 JX Advanced Metals Corp. (Metals &
Mining) ..................... 22
500
Kajima Corp. (Construction & Engineering) 18
1,200
Kao Corp. (Personal Care Products) ..... 24
1,000 Kawasaki Heavy Industries Ltd.
(Machinery)(b) ............... 18
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 8
4,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 71
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 152
500
Kikkoman Corp. (Food Products) ...... 5
500 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 291
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 19
1,300
Komatsu Ltd. (Machinery) ........... 51
100
Konami Group Corp. (Entertainment) ... 11
1,400
Kubota Corp. (Machinery) ........... 23
1,600 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 35
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 5
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 32
4,300
LY Corp. (Interactive Media & Services) . 11
300
Makita Corp. (Machinery) ........... 11

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,000 Marubeni Corp. (Trading Companies &
Distributors) ................. $ 58
500
MINEBEA MITSUMI, Inc. (Machinery) . 15
1,400 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 10
4,300 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 115
2,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 99
1,400 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 36
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 9
4,500 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 102
15,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 302
3,400 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 95
3,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 34
100
Mitsui Kinzoku Co. Ltd. (Metals & Mining) 27
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 16
3,440
Mizuho Financial Group, Inc. (Banks) ... 165
1,700 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 44
2,300 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 165
1,800
NEC Corp. (IT Services) ............. 43
500
Nexon Co. Ltd. (Entertainment) ....... 7
1,300
NIDEC Corp. (Electrical Equipment)(a) .. 21
1,600
Nintendo Co. Ltd. (Entertainment) ...... 67
10
Nippon Building Fund, Inc. (Office REITs) 8
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 9
200
Nippon Sanso Holdings Corp. (Chemicals) 7
6,700
Nippon Steel Corp. (Metals & Mining) .. 22
600
Nippon Yusen KK (Marine Transportation) 19
2,100
Nissan Motor Co. Ltd. (Automobiles)(a) . 4
600
Nitori Holdings Co. Ltd. (Specialty Retail) 9
900
Nitto Denko Corp. (Chemicals) ........ 18
3,900
Nomura Holdings, Inc. (Capital Markets) . 34
600 Nomura Research Institute Ltd. (IT
Services) .................... 17
41,600 NTT, Inc. (Diversified Telecommunication
Services) .................... 37
1,000 Obayashi Corp. (Construction &
Engineering) ................. 20
500
Obic Co. Ltd. (IT Services) ........... 12
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 18
1,400 Oriental Land Co Ltd. (Hotels, Restaurants
& Leisure) ................... 21
1,600
ORIX Corp. (Financial Services) ....... 61
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500
Osaka Gas Co. Ltd. (Gas Utilities) ...... $ 17
300
Otsuka Corp. (IT Services) ........... 5
600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 40
2,400 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 12
3,400 Panasonic Holdings Corp. (Household
Durables) ................... 96
2,400
Rakuten Group, Inc. (Broadline Retail)(a)(b) 11
1,900 Recruit Holdings Co. Ltd. (Professional
Services) .................... 132
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 80
2,900
Resona Holdings, Inc. (Banks) ........ 38
300
Resonac Holdings Corp. (Chemicals) .... 33
800
Ryohin Keikaku Co. Ltd. (Broadline Retail) 17
1,500
Sanrio Co. Ltd. (Specialty Retail) ...... 10
800
SBI Holdings, Inc. (Capital Markets) .... 13
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 22
500 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 20
300 Seibu Holdings, Inc. (Ground
Transportation) ............... 6
700
Sekisui House Ltd. (Household Durables) 15
2,700 Seven & i Holdings Co., Ltd. (Consumer
Staples Distribution & Retail) ..... 32
100
Shimano, Inc. (Leisure Products) ....... 11
700 Shimizu Corp. (Construction &
Engineering) ................. 11
2,300
Shin-Etsu Chemical Co. Ltd. (Chemicals) 100
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 19
600
Shiseido Co. Ltd. (Personal Care Products) 10
100
SMC Corp. (Machinery) ............. 45
39,900 SoftBank Corp. (Wireless
Telecommunication Services) ..... 51
5,400 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 200
1,200
Sompo Holdings, Inc. (Insurance) ...... 46
8,400
Sony Group Corp. (Household Durables) . 169
900
Subaru Corp. (Automobiles) .......... 13
5,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 54
4,000 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 74
300 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 14
5,200 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 204
900
Sumitomo Mitsui Trust Group, Inc. (Banks) 34
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 19
100 Suntory Beverage & Food Ltd. (Beverages)
(b) ........................ 3
2,100
Suzuki Motor Corp. (Automobiles) ..... 25

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
700
T&D Holdings, Inc. (Insurance) ....... $ 21
200
Taisei Corp. (Construction & Engineering) 18
2,200 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 70
2,700 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 61
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 27
800
The Chiba Bank Ltd. (Banks) ......... 12
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 20
500
Toho Co. Ltd. (Entertainment) ......... 4
2,600
Tokio Marine Holdings, Inc. (Insurance) . 114
600 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 291
400
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 15
200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 6
1,500
Toray Industries, Inc. (Chemicals) ...... 11
13,500
Toyota Motor Corp. (Automobiles)(b) ... 226
900 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 34
1,100
Unicharm Corp. (Household Products) ... 6
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 10
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 11
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 11
1,200
Yokohama Financial Group, Inc. (Banks) . 13
7,304
Luxembourg — 0.05%
596
ArcelorMittal SA (Metals & Mining) .... 37
302 CVC Capital Partners PLC (Capital
Markets)(b) .................. 4
144 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 11
121 Millicom International Cellular SA
(Wireless Telecommunication
Services)(a) .................. 11
63
Macau — 0.00%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 6
Netherlands — 1.88%
871
ABN AMRO Bank N.V., Class CV (Banks) 37
38
Adyen N.V. (Financial Services)(a)(b) ... 36
1,921
Aegon Ltd. (Insurance) .............. 16
848
Airbus SE (Aerospace & Defense) ...... 188
254
Akzo Nobel N.V. (Chemicals) ......... 17
86
Argenx SE (Biotechnology)(a) ........ 80
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
66 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... $ 76
557 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,102
240
ASR Nederland N.V. (Insurance)(b) ..... 18
104 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 34
114
Euronext N.V. (Capital Markets)(b) ..... 18
144
EXOR N.V. (Financial Services) ....... 11
711
Ferrovial NV (Construction & Engineering) 49
193
Heineken Holding N.V. (Beverages) .... 15
435
Heineken N.V. (Beverages) ........... 37
4,217
ING Groep N.V. (Banks) ............. 133
1,345 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 54
5,200 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 26
288
Nebius Group N.V., Class A (Software)(a) 80
362
NN Group N.V. (Insurance) ........... 32
365 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 103
1,912
Prosus N.V. (Broadline Retail)(a)(b) .... 83
314 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 12
3,197
Stellantis N.V. (Automobiles)(a) ....... 18
670 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 12
1,545 Universal Music Group N.V.
(Entertainment) ............... 32
312
Wolters Kluwer N.V. (Professional Services) 20
2,339
New Zealand — 0.05%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 11
1,214
Contact Energy Ltd. (Electric Utilities) .. 6
921 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 21
1,382
Infratil Ltd. (Financial Services) ....... 13
1,873 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 6
219
Xero Ltd. (Software)(a) ............. 11
68
Norway — 0.14%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 14
1,223
DNB Bank ASA (Banks) ............ 37
976 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 31
361
Gjensidige Forsikring ASA (Insurance) .. 10
532 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 16
504
Mowi ASA (Food Products)(b) ........ 9

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
1,731
Norsk Hydro ASA (Metals & Mining) ... $ 16
987
Orkla ASA (Food Products) .......... 10
93
Salmar ASA (Food Products) ......... 4
896 Telenor ASA (Diversified
Telecommunication Services) ..... 13
235
Yara International ASA (Chemicals) .... 10
170
Poland — 0.00%
335
InPost SA (Air Freight & Logistics)(a) ... 6
Portugal — 0.05%
11,874 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 14
4,621
EDP SA (Electric Utilities)(b) ......... 25
631 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 13
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 8
60
Singapore — 0.37%
5,901 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 11
7,452 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 14
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 7
3,007
DBS Group Holdings Ltd. (Banks) ..... 153
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 13
2,200
Keppel Ltd. (Industrial Conglomerates) .. 19
4,690 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 90
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 7
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 12
1,300
Singapore Exchange Ltd. (Capital Markets) 24
2,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 19
10,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 36
1,700
United Overseas Bank Ltd. (Banks) ..... 52
3,000
Wilmar International Ltd. (Food Products) 8
465
Spain — 0.95%
37
Acciona SA (Electric Utilities) ........ 12
245 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 36
1,111 Aena SME SA (Transportation
Infrastructure)(b) .............. 34
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
644 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... $ 38
8,017 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 202
6,929
Banco de Sabadell SA (Banks) ........ 25
20,637
Banco Santander SA (Banks)(b) ....... 287
893
Bankinter SA (Banks) ............... 15
4,946
CaixaBank SA (Banks) .............. 70
676 Cellnex Telecom SA (Diversified
Telecommunication Services)(a)(b) . 20
447 EDP Renewables SA (Independent Power
and Renewable Electricity Producers) 7
467
Endesa SA (Electric Utilities) ......... 21
8,682
Iberdrola SA (Electric Utilities) ........ 216
97
Indra Sistemas SA (IT Services) ....... 5
1,578 Industria de Diseno Textil SA (Specialty
Retail) ...................... 99
1,501
Mapfre SA (Insurance) .............. 7
590
Naturgy Energy Group SA (Gas Utilities)(b) 18
591
Redeia Corp. SA (Electric Utilities) ..... 10
1,545
Repsol SA (Oil, Gas & Consumable Fuels) 39
5,486 Telefonica SA (Diversified
Telecommunication Services) ..... 22
1,183
Sweden — 0.83%
393 AddTech AB, Class B (Trading Companies
& Distributors) ............... 14
371
Alfa Laval AB (Machinery) .......... 22
1,385
Assa Abloy AB, Class B (Building Products) 49
3,382
Atlas Copco AB, Class A (Machinery) ... 69
2,366
Atlas Copco AB, Class B (Machinery) ... 42
574 Beijer Ref AB, Class B (Trading Companies
& Distributors)(b) ............. 8
422
Boliden AB (Metals & Mining) ........ 24
875
Epiroc AB, Class A (Machinery) ....... 24
596
Epiroc AB, Class B (Machinery) ....... 14
701
EQT AB (Capital Markets) ........... 20
919
Essity AB, Class B (Household Products) . 26
179 Evolution AB (Hotels, Restaurants &
Leisure)(a)(b) ................ 12
1,291 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 7
456 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 8
2,746 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 23
199 Industrivarden AB, Class A (Financial
Services)(b) .................. 11
150 Industrivarden AB, Class C (Financial
Services) .................... 8
411
Indutrade AB (Machinery) ........... 9
188 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 4

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
2,486
Investor AB, Class B (Financial Services) $ 104
347 Lifco AB, Class B (Industrial
Conglomerates) ............... 11
2,221 Nibe Industrier AB, Class B (Building
Products) .................... 8
485
Saab AB, Class B (Aerospace & Defense) 25
300 Sagax AB, Class B (Real Estate
Management & Development) ..... 5
1,494
Sandvik AB (Machinery) ............ 62
729 Securitas AB, Class B (Commercial Services
& Supplies) .................. 12
2,109 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 42
375 Skanska AB, Class B (Construction &
Engineering) ................. 10
523
SKF AB, B shares (Machinery) ........ 13
209
Spotify Technology SA (Entertainment)(a) 96
815 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 8
1,772 Svenska Handelsbanken AB, Class A
(Banks) ..................... 26
1,186
Swedbank AB, Class A (Banks) ........ 44
212 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 10
805 Tele2 AB, Class B (Wireless
Telecommunication Services) ..... 14
3,924 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 44
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 17
317
Trelleborg AB, Class B (Machinery) .... 13
2,213
Volvo AB, Class B (Machinery) ........ 75
1,033
Switzerland — 2.77%
2,252 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 245
696 Alcon AG (Health Care Equipment &
Supplies) .................... 47
640
Amcor PLC (Containers & Packaging) ... 28
753
Amrize Ltd. (Construction Materials)(a) .. 40
98
Avolta AG (Specialty Retail)(a) ........ 7
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 7
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 7
13 Belimo Holding AG, Class R (Building
Products) .................... 15
12
BKW AG (Electric Utilities) .......... 2
3 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 35
507
Chubb Ltd. (Insurance) .............. 173
763 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 176
267
Coca-Cola HBC AG (Beverages)(a) ..... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
240
DSM-Firmenich AG (Chemicals) ...... $ 23
10
EMS-Chemie Holding AG (Chemicals) .. 9
267 Galderma Group AG (Pharmaceuticals)(a)
(b) ........................ 61
228
Garmin Ltd. (Household Durables) ..... 54
44 Geberit AG, Registered Shares (Building
Products) .................... 29
14 Givaudan SA, Registered Shares
(Chemicals) .................. 59
13,468
Glencore PLC (Metals & Mining)(a)(b) .. 92
102
Helvetia Baloise Holding AG (Insurance) . 26
711
Holcim AG (Construction Materials)(a)(b) 64
317
Julius Baer Group Ltd. (Capital Markets) . 27
73 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 18
197 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 18
98 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 66
3,691 Nestle SA, Registered Shares (Food
Products) .................... 379
2,624 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 410
31 Partners Group Holding AG (Capital
Markets) .................... 25
1,004
Roche Holding AG (Pharmaceuticals) ... 413
43 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 18
584
Sandoz Group AG (Pharmaceuticals) .... 53
57 Schindler Holding AG, Class PC
(Machinery) ................. 19
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 10
249 SGS SA, Registered Shares (Professional
Services) .................... 29
211
Sika AG, Registered Shares (Chemicals)(b) 44
65 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 15
918 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 68
169 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 22
40
Swiss Life Holding AG (Insurance) ..... 44
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 18
417
Swiss Re AG (Insurance) ............ 66
40 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 31
43 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 11
4,541
UBS Group AG (Capital Markets) ...... 225
41
VAT Group AG (Machinery)(b) ........ 36

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
215
Zurich Insurance Group AG (Insurance)(b) $ 159
3,440
Thailand — 0.02%
50 Fabrinet (Electronic Equipment, Instruments
& Components)(a) ............. 28
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.34%
1,386
3i Group PLC (Capital Markets) ....... 46
382
Admiral Group PLC (Insurance) ....... 18
1,074 Airtel Africa PLC (Wireless
Telecommunication Services)(b) ... 5
1,481
Anglo American PLC (Metals & Mining) . 73
284
Aon PLC, Class A (Insurance) ......... 94
482 Associated British Foods PLC (Food
Products) .................... 13
2,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 407
4,531
Aviva PLC (Insurance) .............. 39
4,207
BAE Systems PLC (Aerospace & Defense) 103
19,458
Barclays PLC (Banks)(b) ............ 130
22,420
BP PLC (Oil, Gas & Consumable Fuels) . 138
8,363 BT Group PLC (Diversified
Telecommunication Services) ..... 21
505 Bunzl PLC (Trading Companies &
Distributors) ................. 18
6,389
Centrica PLC (Multi-Utilities)(b) ....... 14
1,321
CNH Industrial N.V. (Machinery) ...... 15
295 Coca-Cola Europacific Partners PLC
(Beverages) .................. 30
2,473 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 80
3,219
Diageo PLC (Beverages) ............ 65
284
Endeavour Mining PLC (Metals & Mining) 14
5,812
GSK PLC (Pharmaceuticals) .......... 153
13,295
Haleon PLC (Pharmaceuticals) ........ 61
507 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 26
24,723
HSBC Holdings PLC (Banks) ......... 468
1,946
Informa PLC (Media) ............... 23
200 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 34
1,393 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 9
232
Intertek Group PLC (Professional Services) 18
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 11
1,949
Kingfisher PLC (Specialty Retail) ...... 7
965 Land Securities Group PLC (Diversified
REITs) ..................... 8
7,867
Legal & General Group PLC (Insurance) . 30
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
85,398
Lloyds Banking Group PLC (Banks) .... $ 125
649 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 70
3,247
M&G PLC (Financial Services) ........ 14
3,135 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 15
1,361 Melrose Industries PLC (Aerospace &
Defense) .................... 9
7,151
National Grid PLC (Multi-Utilities) ..... 118
11,210
NatWest Group PLC (Banks)(b) ....... 99
176
Next PLC (Broadline Retail) .......... 34
641 Pearson PLC (Diversified Consumer
Services) .................... 10
251
Pentair PLC (Machinery) ............ 19
902 Reckitt Benckiser Group PLC (Household
Products) .................... 59
2,538
RELX PLC (Professional Services) ..... 80
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 22
1,534
Rio Tinto PLC (Metals & Mining) ...... 145
11,962 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 229
1,227
Schroders PLC (Capital Markets) ...... 10
1,886
Segro PLC (Industrial REITs) ......... 22
317
Severn Trent PLC (Water Utilities)(b) ... 12
8,065
Shell PLC (Oil, Gas & Consumable Fuels) 313
1,075 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 16
420 Smiths Group PLC (Industrial
Conglomerates) ............... 14
111
Spirax Group PLC (Machinery) ........ 10
1,679
SSE PLC (Electric Utilities)(b) ........ 54
2,502
Standard Chartered PLC (Banks) ....... 68
1,043
Standard Life PLC (Insurance) ........ 12
556 TechnipFMC PLC (Energy Equipment &
Services) .................... 37
9,057 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 55
1,233
The Sage Group PLC (Software) ....... 13
3,122
Unilever PLC (Personal Care Products) .. 187
1,027 United Utilities Group PLC (Water Utilities)
(b) ........................ 18
278 Verisure PLC (Commercial Services &
Supplies)(a) .................. 3
26,802 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 35
136
Willis Towers Watson PLC (Insurance) .. 36
1,007 Wise Group PLC, Class A (Financial
Services)(a) .................. 12
4,146
United States — 70.34%
763
3M Co. (Industrial Conglomerates) ..... 124
2,501 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 227

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,534
AbbVie, Inc. (Biotechnology) ......... $ 638
583
Adobe, Inc. (Software)(a) ............ 120
2,341 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 1,360
425 Affirm Holdings, Inc., Class A (Financial
Services)(a) .................. 35
671
Aflac, Inc. (Insurance) .............. 79
427 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 57
296 Air Products and Chemicals, Inc.
(Chemicals) .................. 87
597 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 85
339
Alliant Energy Corp. (Electric Utilities) .. 26
192 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 58
8,350 Alphabet, Inc., Class A (Interactive Media &
Services) .................... 2,983
6,646 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 2,348
13,897
Amazon.com, Inc. (Broadline Retail)(a) .. 3,311
420
Ameren Corp. (Multi-Utilities) ........ 47
787 American Electric Power Co., Inc. (Electric
Utilities) .................... 108
762
American Express Co. (Consumer Finance) 258
769 American International Group, Inc.
(Insurance) .................. 57
671
American Tower Corp. (Specialized REITs) 110
268 American Water Works Co., Inc. (Water
Utilities) .................... 35
131
Ameriprise Financial, Inc. (Capital Markets) 60
336
AMETEK, Inc. (Electrical Equipment) ... 81
773
Amgen, Inc. (Biotechnology) ......... 280
1,756 Amphenol Corp., Class A (Electronic
Equipment, Instruments &
Components) ................. 310
705 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 280
1,036 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 23
605 Apollo Global Management, Inc. (Financial
Services) .................... 72
21,073 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 6,097
1,135 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 821
330
AppLovin Corp., Class A (Software)(a) .. 170
715 Archer-Daniels-Midland Co. (Food
Products) .................... 55
327 Ares Management Corp., Class A (Capital
Markets) .................... 36
1,532 Arista Networks, Inc. (Communications
Equipment)(a) ................ 260
374
Arthur J Gallagher & Co. (Insurance) .... 86
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
340 AST SpaceMobile, Inc., Class A (Diversified
Telecommunication Services)(a) ... $ 30
10,094 AT&T, Inc. (Diversified Telecommunication
Services) .................... 209
244
Atmos Energy Corp. (Gas Utilities) ..... 42
312
Autodesk, Inc. (Software)(a) .......... 61
582 Automatic Data Processing, Inc.
(Professional Services) .......... 130
23
AutoZone, Inc. (Specialty Retail)(a) ..... 74
207 AvalonBay Communities, Inc. (Residential
REITs) ..................... 39
119 Avery Dennison Corp. (Containers &
Packaging) .................. 19
112 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 63
1,425 Baker Hughes Co., Class A (Energy
Equipment & Services) .......... 79
372
Ball Corp. (Containers & Packaging) .... 23
9,737
Bank of America Corp. (Banks) ........ 555
398 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 60
1,992 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 997
307
Best Buy Co., Inc. (Specialty Retail) .... 23
202
Biogen, Inc. (Biotechnology)(a) ....... 44
212
Blackrock, Inc. (Capital Markets) ...... 204
1,059
Blackstone, Inc. (Capital Markets) ...... 125
385 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 117
1,125 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 201
2,125 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 91
2,931
Bristol-Myers Squibb Co. (Pharmaceuticals) 169
6,461 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,440
186 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 25
450 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 20
216 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 8
399
Brown & Brown, Inc. (Insurance) ...... 26
182
Bunge Global SA (Food Products) ...... 19
96
Burlington Stores, Inc. (Specialty Retail)(a) 30
393
Cadence Design Systems, Inc. (Software)(a) 148
856 Capital One Financial Corp. (Consumer
Finance) .................... 172
346 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 82
59
Carlisle Cos., Inc. (Building Products) ... 21
1,819 Carnival Corp., Ltd. (Hotels, Restaurants &
Leisure) .................... 52
1,065
Carrier Global Corp. (Building Products) . 78
912
Carvana Co., Class A (Specialty Retail)(a) 60

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
54 Casey's General Stores, Inc. (Consumer
Staples Distribution & Retail) ..... $ 43
664
Caterpillar, Inc. (Machinery) .......... 707
148
Cboe Global Markets, Inc. (Capital Markets) 36
415 CBRE Group, Inc., Class A (Real Estate
Management & Development)(a) ... 56
213 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 30
280 Cencora, Inc. (Health Care Providers &
Services) .................... 79
730 Centene Corp. (Health Care Providers &
Services)(a) .................. 47
982
CenterPoint Energy, Inc. (Multi-Utilities) . 43
227
CF Industries Holdings, Inc. (Chemicals) . 25
163 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 31
122 Charter Communications, Inc., Class A
(Media)(a) ................... 17
289 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 69
2,647 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 439
1,862 Chipotle Mexican Grill, Inc., Class A
(Hotels, Restaurants & Leisure)(a) .. 63
338 Church & Dwight Co., Inc. (Household
Products) .................... 33
208 Ciena Corp. (Communications Equipment)
(a) ........................ 102
219
Cincinnati Financial Corp. (Insurance) ... 41
480 Cintas Corp. (Commercial Services &
Supplies) .................... 82
5,658 Cisco Systems, Inc. (Communications
Equipment) .................. 665
2,442
Citigroup, Inc. (Banks) .............. 342
653
Citizens Financial Group, Inc. (Banks) ... 46
438
Cloudflare, Inc., Class A (IT Services)(a) . 107
522
CME Group, Inc., Class A (Capital Markets) 115
474
CMS Energy Corp. (Multi-Utilities) ..... 36
1,498
Coeur Mining, Inc. (Metals & Mining) ... 24
682 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 26
263 Coherent Corp. (Electronic Equipment,
Instruments & Components)(a) .... 104
302 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. 44
1,066 Colgate-Palmolive Co. (Household
Products) .................... 98
5,275
Comcast Corp., Class A (Media) ....... 130
51 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 101
1,768 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 184
545
Consolidated Edison, Inc. (Multi-Utilities) 60
197 Constellation Brands, Inc., Class A
(Beverages) .................. 27
446 Constellation Energy Corp. (Electric
Utilities) .................... 111
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,284 Copart, Inc. (Commercial Services &
Supplies)(a) .................. $ 36
357 Corebridge Financial, Inc. (Financial
Services) .................... 10
1,150 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 294
89
Corpay, Inc. (Financial Services)(a) ..... 30
991
Corteva, Inc. (Chemicals) ............ 84
616 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 17
639 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 598
233 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 63
357 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 272
600
Crown Castle, Inc. (Specialized REITs) .. 45
2,673
CSX Corp. (Ground Transportation) .... 127
192
Cummins, Inc. (Machinery) .......... 137
52 Curtiss-Wright Corp. (Aerospace &
Defense) .................... 39
1,822 CVS Health Corp. (Health Care Providers &
Services) .................... 188
373
D.R. Horton, Inc. (Household Durables) .. 61
916 Danaher Corp. (Life Sciences Tools &
Services) .................... 174
159 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 33
446
Datadog, Inc., Class A (Software)(a) .... 116
201 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 20
348
Deere & Co. (Machinery) ............ 221
430 Dell Technologies, Inc., Class C
(Technology Hardware, Storage &
Peripherals) .................. 186
243
Delta Air Lines, Inc. (Passenger Airlines) . 23
1,541 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 64
545 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 37
278 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 49
88 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 20
490 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 88
307 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 35
273 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 33
1,228
Dominion Energy, Inc. (Multi-Utilities) .. 84
55 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 16
191
Dover Corp. (Machinery) ............ 43
1,031
Dow, Inc. (Chemicals) .............. 28
312
DTE Energy Co. (Multi-Utilities) ...... 48

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,102
Duke Energy Corp. (Electric Utilities) ... $ 139
186
DuPont de Nemours, Inc. (Chemicals) ... 25
605
eBay, Inc. (Broadline Retail) .......... 68
370
Ecolab, Inc. (Chemicals) ............. 103
532
Edison International (Electric Utilities) .. 40
815 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 74
332
Electronic Arts, Inc. (Entertainment) .... 68
323 Elevance Health, Inc. (Health Care
Providers & Services) ........... 125
1,153
Eli Lilly & Co. (Pharmaceuticals) ...... 1,383
66 EMCOR Group, Inc. (Construction &
Engineering) ................. 55
806
Emerson Electric Co. (Electrical Equipment) 115
227 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 41
658
Entergy Corp. (Electric Utilities) ....... 76
753 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 98
860
EQT Corp. (Oil, Gas & Consumable Fuels) 46
170
Equifax, Inc. (Professional Services) .... 27
142
Equinix, Inc. (Specialized REITs) ...... 148
519
Equity Residential (Residential REITs) .. 35
95 Essex Property Trust, Inc. (Residential
REITs) ..................... 28
355
Evergy, Inc. (Electric Utilities) ........ 31
462 Everpure, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 36
508
Eversource Energy (Electric Utilities) ... 37
1,480
Exelon Corp. (Electric Utilities) ....... 69
348 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 32
173 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 44
188 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 31
5,965 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 816
88
F5, Inc. (Communications Equipment)(a) . 37
33
Fair Isaac Corp. (Software)(a) ......... 39
1,683 Fastenal Co. (Trading Companies &
Distributors) ................. 81
312
FedEx Corp. (Air Freight & Logistics) ... 98
156 FedEx Freight Holding Co., Inc. (Air Freight
& Logistics)(a) ............... 24
274 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 65
316
Fidelity National Financial, Inc. (Insurance) 15
718 Fidelity National Information Services, Inc.
(Financial Services) ............ 28
1,300
Fifth Third Bancorp (Banks) .......... 73
11 First Citizens BancShares, Inc., Class A
(Banks) ..................... 23
141 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 33
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
753
FirstEnergy Corp. (Electric Utilities) .... $ 36
719
Fiserv, Inc. (Financial Services)(a) ...... 35
521 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 84
190 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 19
5,718
Ford Motor Co. (Automobiles) ........ 79
907
Fortinet, Inc. (Software)(a) ........... 139
399
Fortive Corp. (Machinery) ........... 24
242
Fox Corp., Class A (Media) ........... 13
251
Fox Corp., Class B (Media) ........... 12
2,057
Freeport-McMoRan, Inc. (Metals & Mining) 129
142 FTAI Aviation Ltd. (Aerospace & Defense)
(b) ........................ 38
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 18
633 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 41
387
GE Vernova, Inc. (Electrical Equipment) . 455
692
Gen Digital, Inc. (Software) .......... 17
331 General Dynamics Corp. (Aerospace &
Defense) .................... 117
1,499 General Electric Co. (Industrial
Conglomerates) ............... 560
733
General Mills, Inc. (Food Products) ..... 26
1,329
General Motors Co. (Automobiles) ..... 102
185
Genuine Parts Co. (Distributors) ....... 22
1,780
Gilead Sciences, Inc. (Biotechnology) ... 225
315
Global Payments, Inc. (Financial Services) 23
253
Graco, Inc. (Machinery) ............. 19
1,179 Halliburton Co. (Energy Equipment &
Services) .................... 40
228 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 89
53
HEICO Corp. (Aerospace & Defense) ... 19
120 HEICO Corp., Class A (Aerospace &
Defense) .................... 31
1,924 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 87
335 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 111
457 Honeywell Aerospace, Inc. (Aerospace &
Defense)(a) .................. 101
457 Honeywell International, Inc. (Industrial
Conglomerates) ............... 102
572 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 154
1,280 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 28
73 Hubbell, Inc., Class B (Electrical
Equipment) .................. 38
177 Humana, Inc. (Health Care Providers &
Services) .................... 70
3,098
Huntington Bancshares, Inc. (Banks) .... 55
41 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... 8

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
99
IDEX Corp. (Machinery) ............ $ 22
111 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 58
386
Illinois Tool Works, Inc. (Machinery) .... 104
214 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 38
248
Incyte Corp. (Biotechnology)(a) ....... 28
553
Ingersoll Rand, Inc. (Machinery) ....... 45
317
Insmed, Inc. (Biotechnology)(a) ....... 34
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 16
6,290 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 878
600 Interactive Brokers Group, Inc., Class A
(Capital Markets) .............. 52
822 Intercontinental Exchange, Inc. (Capital
Markets) .................... 101
1,342 International Business Machines Corp. (IT
Services) .................... 377
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 31
676 International Paper Co. (Containers &
Packaging) .................. 26
407
Intuit, Inc. (Software) ............... 106
508 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 202
756
Invitation Homes, Inc. (Residential REITs) 23
490 IonQ, Inc. (Technology Hardware, Storage
& Peripherals)(a) .............. 26
237 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 46
415
Iron Mountain, Inc. (Specialized REITs) . 52
149 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 57
164 Jacobs Solutions, Inc. (Professional
Services) .................... 21
106 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 31
3,455
Johnson & Johnson (Pharmaceuticals) ... 877
874 Johnson Controls International PLC
(Building Products) ............ 128
3,846
JPMorgan Chase & Co. (Banks) ....... 1,259
2,668
Kenvue, Inc. (Personal Care Products) ... 51
1,911
Keurig Dr Pepper, Inc. (Beverages) ..... 63
1,423
KeyCorp (Banks) .................. 33
249 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 87
495
Kimberly-Clark Corp. (Household Products) 54
1,014
Kimco Realty Corp. (Retail REITs) ..... 26
2,670 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 85
905
KKR & Co., Inc. (Capital Markets) ..... 83
1,890 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 570
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
274 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... $ 80
116 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 32
1,797 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 779
439 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 20
171 Leidos Holdings, Inc. (Professional
Services) .................... 18
295
Lennar Corp., Class A (Household Durables) 27
42 Lennox International, Inc. (Building
Products) .................... 24
281 Liberty Media Corp.-Liberty Formula One,
Class C (Entertainment)(a) ....... 27
667
Linde PLC (Chemicals) ............. 346
219 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 40
300 Lockheed Martin Corp. (Aerospace &
Defense) .................... 153
277
Loews Corp. (Insurance) ............. 31
794
Lowe's Cos., Inc. (Specialty Retail) ..... 175
111 LPL Financial Holdings, Inc. (Capital
Markets) .................... 31
103 Lumentum Holdings, Inc. (Communications
Equipment)(a) ................ 88
394 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 21
217
M&T Bank Corp. (Banks) ............ 52
422 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 108
18
Markel Group, Inc. (Insurance)(a) ...... 35
309 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 115
683
Marsh & McLennan Cos., Inc. (Insurance) 114
84 Martin Marietta Materials, Inc.
(Construction Materials) ......... 48
1,232 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 367
334
Masco Corp. (Building Products) ....... 27
85 MasTec, Inc. (Construction & Engineering)
(a) ........................ 35
1,173 Mastercard, Inc., Class A (Financial
Services) .................... 602
382
McCormick & Co., Inc. (Food Products) . 19
1,027 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 278
178 McKesson Corp. (Health Care Providers &
Services) .................... 134
3,542
Merck & Co., Inc. (Pharmaceuticals) .... 455
779
MetLife, Inc. (Insurance) ............ 66
32 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 41
791 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 72

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,618 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 1,868
10,127
Microsoft Corp. (Software) ........... 3,777
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 25
1,859 Mondelez International, Inc., Class A (Food
Products) .................... 108
113
MongoDB, Inc., Class A (IT Services)(a) . 38
67 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 93
1,019
Monster Beverage Corp. (Beverages)(a) .. 98
216
Moody's Corp. (Capital Markets) ....... 98
1,700
Morgan Stanley (Capital Markets) ...... 355
241 Motorola Solutions, Inc. (Communications
Equipment) .................. 100
657
Nasdaq, Inc. (Capital Markets) ........ 52
199
Natera, Inc. (Biotechnology)(a) ........ 54
274 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 42
6,078
Netflix, Inc. (Entertainment)(a) ........ 434
155 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 26
1,553
Newmont Corp. (Metals & Mining) ..... 145
420
News Corp., Class A (Media) ......... 10
2,989
NextEra Energy, Inc. (Electric Utilities) .. 262
1,730 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 71
722
NiSource, Inc. (Multi-Utilities) ........ 34
70
Nordson Corp. (Machinery) .......... 21
323 Norfolk Southern Corp. (Ground
Transportation) ............... 102
264
Northern Trust Corp. (Capital Markets) .. 46
190 Northrop Grumman Corp. (Aerospace &
Defense) .................... 97
286
NRG Energy, Inc. (Electric Utilities) .... 42
319
Nucor Corp. (Metals & Mining) ....... 71
33,133 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 6,629
4
NVR, Inc. (Household Durables)(a) ..... 27
1,077 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 52
249
Okta, Inc., Class A (IT Services)(a) ..... 34
263 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 57
572 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 54
912 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 79
2,493
Oracle Corp. (Software) ............. 365
1,177 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 108
545
Otis Worldwide Corp. (Machinery) ..... 39
730
PACCAR, Inc. (Machinery) .......... 88
120 Packaging Corp. of America (Containers &
Packaging) .................. 29
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,160
Palo Alto Networks, Inc. (Software)(a) ... $ 396
180
Parker-Hannifin Corp. (Machinery) ..... 176
442
Paychex, Inc. (Professional Services) .... 43
1,254
PayPal Holdings, Inc. (Financial Services) 54
1,961
PepsiCo, Inc. (Beverages) ............ 266
8,186
Pfizer, Inc. (Pharmaceuticals) ......... 197
3,264
PG&E Corp. (Electric Utilities) ........ 55
582
Phillips 66 (Oil, Gas & Consumable Fuels) 98
238
Pinnacle Financial Partners, Inc. (Banks) . 24
314
PPG Industries, Inc. (Chemicals) ....... 38
1,121
PPL Corp. (Electric Utilities) .......... 41
309
Principal Financial Group, Inc. (Insurance) 33
1,313
Prologis, Inc. (Industrial REITs) ....... 178
520
Prudential Financial, Inc. (Insurance) .... 56
182
PTC, Inc. (Software)(a) ............. 21
684 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 56
231
Public Storage (Specialized REITs) ..... 74
274
PulteGroup, Inc. (Household Durables) .. 38
297 Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) ....... 49
1,528 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 282
214 Quanta Services, Inc. (Construction &
Engineering) ................. 154
151 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 32
237 Raymond James Financial, Inc. (Capital
Markets) .................... 36
251 RB Global, Inc. (Commercial Services &
Supplies) .................... 29
1,360
Realty Income Corp. (Retail REITs) ..... 84
167 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 29
261
Regency Centers Corp. (Retail REITs) ... 21
151 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... 94
1,237
Regions Financial Corp. (Banks) ....... 37
82
Reliance, Inc. (Metals & Mining) ...... 31
304 Republic Services, Inc., Class A
(Commercial Services & Supplies) . 65
204 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 40
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 34
1,201 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 21
1,068 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. 107
858
ROBLOX Corp., Class A (Entertainment)(a) 47
1,436 Rocket Cos., Inc., Class A (Financial
Services)(a) .................. 23
742
Rocket Lab Corp. (Aerospace & Defense)(a) 75
164 Rockwell Automation, Inc. (Electrical
Equipment) .................. 81

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
434 Rollins, Inc. (Commercial Services &
Supplies) .................... $ 18
145
Roper Technologies, Inc. (Software) .... 49
451
Ross Stores, Inc. (Specialty Retail) ..... 96
373 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 118
575 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 32
203
RPM International, Inc. (Chemicals) .... 23
1,928
RTX Corp. (Aerospace & Defense) ..... 366
443
S&P Global, Inc. (Capital Markets) ..... 180
1,138
Salesforce, Inc. (Software) ........... 178
498
Samsara, Inc., Class A (Software)(a) .... 16
163 SBA Communications Corp., Class A
(Specialized REITs) ............ 29
312 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 301
938
Sempra (Multi-Utilities) ............. 87
1,491
ServiceNow, Inc. (Software)(a) ........ 148
470
Simon Property Group, Inc. (Retail REITs) 105
2,142
SLB Ltd. (Energy Equipment & Services) 100
71
Snap-on, Inc. (Machinery) ........... 29
468
Snowflake, Inc., Class A (IT Services)(a) . 119
1,788 SoFi Technologies, Inc. (Consumer Finance)
(a) ........................ 32
287 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 18
1,631 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 167
391
State Street Corp. (Capital Markets) ..... 66
195
Steel Dynamics, Inc. (Metals & Mining) . 45
137 STERIS PLC (Health Care Equipment &
Supplies) .................... 29
386
Strategy, Inc., Class A (Software)(a) ..... 34
500 Stryker Corp. (Health Care Equipment &
Supplies) .................... 157
196
Sun Communities, Inc. (Residential REITs) 24
585 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 43
505
Synchrony Financial (Consumer Finance) 38
259
Synopsys, Inc. (Software)(a) .......... 116
664 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 55
334
T. Rowe Price Group, Inc. (Capital Markets) 38
290 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 42
299 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 80
661 Target Corp. (Consumer Staples Distribution
& Retail) .................... 86
66 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 44
229 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 111
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
4,039
Tesla, Inc. (Automobiles)(a) .......... $ 1,699
1,303 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 388
89 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 39
245
Textron, Inc. (Aerospace & Defense) .... 22
384
The Allstate Corp. (Insurance) ......... 91
1,000 The Bank of New York Mellon Corp.
(Capital Markets) .............. 145
1,068
The Boeing Co. (Aerospace & Defense)(a) 231
351
The Carlyle Group, Inc. (Capital Markets) 15
2,398 The Charles Schwab Corp. (Capital
Markets) .................... 221
372 The Cigna Group (Health Care Providers &
Services) .................... 103
159
The Clorox Co. (Household Products) ... 15
5,568
The Coca-Cola Co. (Beverages) ....... 453
263 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 19
349 The Estee Lauder Cos., Inc., Class A
(Personal Care Products) ........ 28
421 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 426
392 The Hartford Insurance Group, Inc.
(Insurance) .................. 52
206
The Hershey Co. (Food Products) ...... 36
1,424
The Home Depot, Inc. (Specialty Retail) . 502
1,216
The Kraft Heinz Co. (Food Products) .... 29
797 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 44
576 The PNC Financial Services Group, Inc.
(Banks) ..................... 142
3,335 The Procter & Gamble Co. (Household
Products) .................... 489
840
The Progressive Corp. (Insurance) ...... 183
341
The Sherwin-Williams Co. (Chemicals) .. 117
1,634
The Southern Co. (Electric Utilities) .... 156
1,589
The TJX Cos., Inc. (Specialty Retail) .... 241
302
The Travelers Cos., Inc. (Insurance) ..... 100
2,541
The Walt Disney Co. (Entertainment) .... 245
1,793 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 133
532 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 267
703 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 118
751
Toast, Inc., Class A (Financial Services)(a) 21
732
Tractor Supply Co. (Specialty Retail) .... 23
174 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 17
81 TransDigm Group, Inc. (Aerospace &
Defense) .................... 108
294
TransUnion (Professional Services) ..... 21
320 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 16
1,788
Truist Financial Corp. (Banks) ......... 89

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
201
Twilio, Inc., Class A (IT Services)(a) .... $ 41
65
Tyler Technologies, Inc. (Software)(a) ... 19
382
Tyson Foods, Inc., Class A (Food Products) 22
2,234
U.S. Bancorp (Banks) ............... 135
2,543 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 184
62
Ulta Beauty, Inc. (Specialty Retail)(a) ... 28
853 Union Pacific Corp. (Ground
Transportation) ............... 232
129 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 18
1,069 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 115
89 United Rentals, Inc. (Trading Companies &
Distributors) ................. 101
57 United Therapeutics Corp. (Biotechnology)
(a) ........................ 31
1,300 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 540
431 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 112
216 Veeva Systems, Inc., Class A (Health Care
Technology)(a) ............... 38
669
Ventas, Inc. (Health Care REITs) ....... 59
380 Veralto Corp. (Commercial Services &
Supplies) .................... 34
117
VeriSign, Inc. (IT Services) ........... 29
194 Verisk Analytics, Inc., Class A (Professional
Services) .................... 35
6,016 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 255
366 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 182
1,471 VICI Properties, Inc., Class A (Specialized
REITs) ..................... 39
2,409
Visa, Inc., Class A (Financial Services) .. 827
492 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 78
197 Vulcan Materials Co. (Construction
Materials) ................... 58
320
W.R. Berkley Corp. (Insurance) ........ 23
63 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 86
6,312 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 715
3,390 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 90
592 Waste Management, Inc. (Commercial
Services & Supplies) ........... 132
145 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 54
54 Watsco, Inc. (Trading Companies &
Distributors) ................. 23
441
WEC Energy Group, Inc. (Multi-Utilities) 51
4,420
Wells Fargo & Co. (Banks) ........... 365
1,009
Welltower, Inc. (Health Care REITs) .... 229
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
108 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... $ 39
494 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 316
252 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 68
1,100
Weyerhaeuser Co. (Specialized REITs) .. 26
169
Williams-Sonoma, Inc. (Specialty Retail) . 39
301
Workday, Inc., Class A (Software)(a) .... 37
330
WP Carey, Inc. (Diversified REITs) ..... 24
904
Xcel Energy, Inc. (Electric Utilities) ..... 73
162
XPO, Inc. (Ground Transportation)(a) ... 33
338
Xylem, Inc. (Machinery) ............. 40
386 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 62
302 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 26
616
Zoetis, Inc., Class A (Pharmaceuticals) ... 44
338 Zoom Communications, Inc., Class A
(Software)(a) ................. 29
147
Zscaler, Inc. (Software)(a) ............ 21
87,389
Uruguay — 0.09%
66
MercadoLibre, Inc. (Broadline Retail)(a) . 112
Total Common Stocks (cost $51,148 ) ... 123,801
Preferred Stocks — 0.03%
Germany — 0.03%
88 Bayerische Motoren Werke AG, 7.67%
(Automobiles) ................ 6
171 Dr. Ing. h.c. F. Porsche AG, 1.87%
(Automobiles) ................ 9
209 Henkel AG & Co. KGaA, 2.81%
(Household Products) ........... 17
Total Preferred Stocks (cost $40 ) ..... 32
Right — 0.00%
Spain — 0.00%
245 ACS Actividades de Construccion y
Servicios SA, 7/13/26 (Financial
Services)(a) .................. 1
Total Right (cost $1 ) ............... 1

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2026
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026.
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant (cost $— ) ............ —
Investment Companies — 0.16%
Money Market Funds — 0.16%
24,509 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.52%^^(d) 25
172,210 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.53%(d) .................... 172
Total Investment Companies (cost $197 ) 197
Total Investments (cost $51,386 ) —
99.82% ..................... 124,031
Net other assets (liabilities) — 0.18% .. 228
Net Assets - 100.00% .............. $ 124,259
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 99.63% — 99.63%
Preferred Stocks ....................................................................................................................................................... 0.03% — 0.03%
Right ......................................................................................................................................................................... — — — %
Warrant ..................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.02% 0.14% 0.16%
Net Other Assets (Liabilities) ................................................................................................................................... 0.14% 0.04% 0.18%
Total Net Assets .................................................................................................................................................. 99.82% 0.18% 100.00%

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — June 30, 2026
44
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.84%
Australia — 1.71%
3,064
ANZ Group Holdings Ltd. (Banks) ..... $ 75
1,323
APA Group (Gas Utilities) ........... 9
215
ASX Ltd. (Capital Markets) .......... 8
189
Atlassian Corp., Class A (Software)(a) ... 15
5,200
BHP Group Ltd. (Metals & Mining) ..... 217
1,339 Brambles Ltd. (Commercial Services &
Supplies) .................... 18
377 CAR Group Ltd. (Interactive Media &
Services) .................... 7
64 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 5
1,332 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 22
1,721
Commonwealth Bank of Australia (Banks) 196
511
Computershare Ltd. (Professional Services) 14
2,234
Evolution Mining Ltd. (Metals & Mining) 18
1,655
Fortescue Ltd. (Metals & Mining) ...... 22
2,005
Goodman Group (Industrial REITs) ..... 43
2,325
Insurance Australia Group Ltd. (Insurance) 13
323
IREN Ltd. (Software)(a) ............. 15
887 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 11
371
Macquarie Group Ltd. (Capital Markets) . 64
2,734
Medibank Pvt Ltd. (Insurance) ........ 9
3,099
National Australia Bank Ltd. (Banks) .... 81
1,478 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 20
1,699
Origin Energy Ltd. (Electric Utilities) ... 13
3,175
PLS Group Ltd. (Metals & Mining)(a)(b) . 11
51
Pro Medicus Ltd. (Health Care Technology) 7
903
Qantas Airways Ltd. (Passenger Airlines) . 7
1,483
QBE Insurance Group Ltd. (Insurance) .. 26
48 REA Group Ltd. (Interactive Media &
Services) .................... 5
385
Rio Tinto Ltd. (Metals & Mining) ...... 46
3,191 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 16
5,197
Scentre Group (Retail REITs) ......... 14
199 SGH Ltd. (Trading Companies &
Distributors) ................. 6
5,084 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 10
464 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 7
4,366
South32 Ltd. (Metals & Mining) ....... 12
2,417
Stockland (Diversified REITs) ......... 7
1,065
Suncorp Group Ltd. (Insurance) ....... 14
4,097 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 14
3,277 Transurban Group (Transportation
Infrastructure) ................ 33
5,170
Vicinity Ltd. (Retail REITs)(b) ........ 9
342 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 11
1,156
Wesfarmers Ltd. (Broadline Retail) ..... 72
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
3,531
Westpac Banking Corp. (Banks) ....... $ 86
197
WiseTech Global Ltd. (Software) ....... 5
1,979 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 38
1,202 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 33
1,384
Austria — 0.10%
74
BAWAG Group AG (Banks)(b) ........ 15
303
Erste Group Bank AG (Banks)(b) ...... 40
154
OMV AG (Oil, Gas & Consumable Fuels) 10
131 Raiffeisen Bank International AG (Banks)
(b) ........................ 8
76
Verbund AG (Electric Utilities) ........ 5
78
Belgium — 0.24%
161
Ageas SA/N.V. (Insurance)(b) ......... 13
908 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 76
20
D'ieteren Group (Distributors) ......... 4
51 Elia Group SA/N.V., Class B (Electric
Utilities)(b) .................. 8
28
Financiere de Tubize SA (Pharmaceuticals) 7
82 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 7
246
KBC Group N.V. (Banks) ............ 34
12
Sofina SA (Financial Services) ........ 3
73
Syensqo SA (Chemicals) ............. 5
124
UCB SA (Pharmaceuticals) ........... 37
194
Bermuda — 0.06%
362
Arch Capital Group Ltd. (Insurance)(a) .. 35
41
Everest Group Ltd. (Insurance) ........ 15
50
Canada — 3.76%
512
Agnico Eagle Mines Ltd. (Metals & Mining) 80
409 Alamos Gold, Inc., Class A (Metals &
Mining) ..................... 12
733 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 47
328
AltaGas Ltd. (Gas Utilities) ........... 12
569 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 12
156 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 10
710
Bank of Montreal (Banks) ............ 126
1,724
Barrick Mining Corp. (Metals & Mining) . 63
337 BCE, Inc. (Diversified Telecommunication
Services) .................... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
86 Bombardier, Inc., Class B (Aerospace &
Defense)(a)(b) ................ $ 20
2,058
Brookfield Corp., Class A (Capital Markets) 88
447 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 46
956 Canadian Imperial Bank of Commerce
(Banks) ..................... 110
542 Canadian National Railway Co. (Ground
Transportation) ............... 65
2,139 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 85
920 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 80
50 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 7
137 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 5
143 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 9
113 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 41
1,305 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 32
194
CGI, Inc. (IT Services) .............. 13
21
Constellation Software, Inc. (Software) .. 40
289
Dollarama, Inc. (Broadline Retail) ...... 38
408 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 8
300
Emera, Inc. (Electric Utilities) ......... 16
151 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 5
2,245 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 122
762
Equinox Gold Corp. (Metals & Mining) .. 7
19
Fairfax Financial Holdings Ltd. (Insurance) 31
690 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 19
45 FirstService Corp. (Real Estate Management
& Development) .............. 6
540
Fortis, Inc. (Electric Utilities) ......... 31
198
Franco-Nevada Corp. (Metals & Mining) . 41
175 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 13
240 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 9
165 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 9
266
Great-West Lifeco, Inc. (Insurance) ..... 17
327
Hydro One Ltd. (Electric Utilities)(b) .... 13
87
iA Financial Corp., Inc. (Insurance) ..... 12
107
IGM Financial, Inc. (Capital Markets) ... 6
147 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 17
186
Intact Financial Corp. (Insurance)(b) .... 38
755 Ivanhoe Mines Ltd., Class A (Metals &
Mining)(a) ................... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
284 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 11
1,245
Kinross Gold Corp. (Metals & Mining) .. 29
590 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 27
105 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 12
80
Lundin Gold, Inc. (Metals & Mining)(b) . 4
667
Lundin Mining Corp. (Metals & Mining)(b) 16
262 Magna International, Inc. (Automobile
Components) ................. 17
1,721
Manulife Financial Corp. (Insurance) .... 70
238 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 15
384
National Bank of Canada (Banks) ...... 61
475
Nutrien Ltd. (Chemicals) ............ 30
412 Pan American Silver Corp. (Metals &
Mining) ..................... 18
621 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 29
545
Power Corp. of Canada (Insurance) ..... 34
359 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 12
1,440
Royal Bank of Canada (Banks) ........ 297
263
Saputo, Inc. (Food Products)(b) ........ 8
1,261
Shopify, Inc., Class A (IT Services)(a) ... 144
112
Stantec, Inc. (Construction & Engineering) 8
549
Sun Life Financial, Inc. (Insurance) ..... 43
1,227 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 66
1,087 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 72
495 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 29
479 TELUS Corp. (Diversified
Telecommunication Services) ..... 5
84 TFI International, Inc. (Ground
Transportation) ............... 12
1,284
The Bank of Nova Scotia (Banks) ...... 112
82 The Descartes Systems Group, Inc.
(Software)(a) ................. 6
1,700
The Toronto-Dominion Bank (Banks) ... 207
135 Thomson Reuters Corp. (Professional
Services) .................... 11
275
TMX Group Ltd. (Capital Markets) ..... 9
80 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 13
357 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 15
254 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 42
467 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 53
1,121 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
140 WSP Global, Inc. (Construction &
Engineering)(b) ............... $ 17
3,040
Chile — 0.02%
336
Antofagasta PLC (Metals & Mining) .... 17
China — 0.01%
2,500 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 7
Denmark — 0.22%
3 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 7
4 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 10
92
Carlsberg A/S, Class B (Beverages) ..... 12
142 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 8
623
Danske Bank A/S (Banks) ............ 33
90 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 4
197
DSV A/S (Air Freight & Logistics) ..... 47
518 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 12
77 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 9
139 ROCKWOOL A/S, Class B (Building
Products) .................... 4
371
Tryg A/S (Insurance)(b) ............. 8
977 Vestas Wind Systems A/S (Electrical
Equipment) .................. 28
182
Finland — 0.30%
140 Elisa Oyj (Diversified Telecommunication
Services) .................... 6
452
Fortum Oyj (Electric Utilities) ......... 10
296 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 7
333
Kone Oyj, Class B (Machinery) ........ 19
653
Metso Oyj (Machinery)(b) ........... 11
418
Neste Oyj (Oil, Gas & Consumable Fuels) 14
5,034
Nokia Oyj (Communications Equipment) . 67
3,186
Nordea Bank Abp (Banks) ........... 60
2,629
Sampo Oyj, Class A (Insurance) ....... 28
579 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 6
526 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 14
242
France — 2.09%
55
Abivax SA (Biotechnology)(a) ........ 7
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
193
Accor SA (Hotels, Restaurants & Leisure) $ 11
43 Aeroports de Paris SA (Transportation
Infrastructure)^ ............... 6
653
Air Liquide SA (Chemicals) .......... 129
340
Alstom SA (Machinery)(a) ........... 6
61
Amundi SA (Capital Markets)(b) ....... 6
1,634
AXA SA (Insurance) ............... 82
325
Ayvens SA (Ground Transportation)(b) .. 4
43 BioMerieux (Health Care Equipment &
Supplies) .................... 3
1,017
BNP Paribas SA (Banks) ............. 119
871
Bollore SE (Oil, Gas & Consumable Fuels) 4
250
Bouygues SA (Construction & Engineering) 14
329
Bureau Veritas SA (Professional Services) 10
151
Capgemini SE (IT Services) .......... 15
584 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 11
440
Cie de Saint-Gobain SA (Building Products) 40
645 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 25
42
Covivio SA (Diversified REITs) ....... 3
919
Credit Agricole SA (Banks) ........... 18
626
Danone SA (Food Products) .......... 51
657
Dassault Systemes SE (Software) ...... 13
85
Eiffage SA (Construction & Engineering)(b) 13
1,796
Engie SA (Multi-Utilities) ............ 57
307 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 58
33
Gecina SA (Office REITs)(b) .......... 3
295
Getlink SE (Transportation Infrastructure) 6
27 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 49
37
Ipsen SA (Pharmaceuticals) ........... 7
72 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 20
217
Klepierre SA (Retail REITs) .......... 9
257
Legrand SA (Electrical Equipment) ..... 44
243
L'Oreal SA (Personal Care Products) .... 107
256 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 142
1,868 Orange SA (Diversified Telecommunication
Services)(b) .................. 35
199
Pernod Ricard SA (Beverages) ........ 14
224
Publicis Groupe SA (Media) .......... 22
207
Renault SA (Automobiles) ........... 6
218 Rexel SA (Trading Companies &
Distributors) ................. 10
562 Schneider Electric SE (Electrical
Equipment)(b) ................ 183
655
Societe Generale SA (Banks) ......... 58
101
Sodexo SA (Hotels, Restaurants & Leisure) 6
2,034 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 157

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
120 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ $ 14
622
Veolia Environnement SA (Multi-Utilities) 26
479
Vinci SA (Construction & Engineering) .. 70
1,693
Germany — 1.79%
166 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 34
393
Allianz SE, Registered Shares (Insurance) 187
890
BASF SE (Chemicals) .............. 48
287 Bayerische Motoren Werke AG
(Automobiles) ................ 19
142 Brenntag SE (Trading Companies &
Distributors) ................. 9
662
Commerzbank AG (Banks) ........... 28
107
Continental AG (Automobile Components) 9
84 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 5
464
Daimler Truck Holding AG (Machinery) . 22
168 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)^(a)(b) ..... 7
1,891 Deutsche Bank AG, Registered Shares
(Banks) ..................... 64
185
Deutsche Boerse AG (Capital Markets) .. 50
674 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 8
933
Deutsche Post AG (Air Freight & Logistics) 57
3,537 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 96
2,330
E.ON SE (Multi-Utilities) ............ 48
161 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 7
143
GEA Group AG (Machinery) ......... 10
59
Hannover Rueck SE (Insurance) ....... 16
132 Heidelberg Materials AG (Construction
Materials)(b) ................. 25
120 Henkel AG & Co. KGaA (Household
Products) .................... 9
63
Hensoldt AG (Aerospace & Defense) .... 5
14 HOCHTIEF AG (Construction &
Engineering) ................. 8
1,339 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 126
58
Knorr-Bremse AG (Machinery) ........ 7
759
Mercedes-Benz Group AG (Automobiles) 38
53 MTU Aero Engines AG (Aerospace &
Defense) .................... 22
133 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 74
52
Nemetschek SE (Software) ........... 3
5
Rational AG (Machinery) ............ 4
585 RWE AG (Independent Power and
Renewable Electricity Producers)(b) 38
1,077
SAP SE (Software) ................. 167
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
75 Scout24 SE (Interactive Media & Services)
(b) ........................ $ 6
796 Siemens Energy AG (Electrical Equipment)
(b) ........................ 152
131
Symrise AG, Class A (Chemicals)(b) .... 13
65
Talanx AG (Insurance) .............. 8
744 Vonovia SE (Real Estate Management &
Development) ................ 18
214
Zalando SE (Specialty Retail)(a)(b) ..... 6
1,453
Hong Kong — 0.50%
10,692
AIA Group Ltd. (Insurance) .......... 99
4,000
BOC Hong Kong Holdings Ltd. (Banks) . 22
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 11
3,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 25
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 4
1,500
CLP Holdings Ltd. (Electric Utilities) ... 14
46 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 4
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
2,000 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 3
8,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 7
1,223 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 58
1,100 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 8
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 12
2,966
Link REIT (Retail REITs) ............ 14
1,500
MTR Corp. Ltd. (Ground Transportation) . 6
1,279 Power Assets Holdings Ltd. (Electric
Utilities) .................... 9
2,518
Prudential PLC (Insurance) ........... 33
4,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 5
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 4
1,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 22
639 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 7
1,257
Techtronic Industries Co. Ltd. (Machinery) 21
8,228
WH Group Ltd. (Food Products)(b) ..... 9
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 5
408

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 0.96%
635
Accenture PLC, Class A (IT Services) ... $ 79
63 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
112 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 16
2,057
AIB Group PLC (Banks)(b) .......... 24
82
Allegion PLC (Building Products) ...... 12
213
Aptiv PLC (Automobile Components)(a) . 13
1,036
Bank of Ireland Group PLC (Banks) .... 21
676
CRH PLC (Construction Materials) ..... 72
400
Eaton Corp. PLC (Electrical Equipment) . 171
893
Experian PLC (Professional Services) ... 30
149
Kingspan Group PLC (Building Products) 14
1,346 Medtronic PLC (Health Care Equipment &
Supplies) .................... 105
462 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 14
569 Smurfit Westrock PLC (Containers &
Packaging) .................. 26
301 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 61
227 Trane Technologies PLC (Building
Products) .................... 112
779
Israel — 0.24%
43 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 6
1,338
Bank Hapoalim BM (Banks) .......... 31
1,552
Bank Leumi Le-Israel BM, Class IS (Banks) 34
81 Check Point Software Technologies Ltd.
(Software)(a) ................. 11
141 Enlight Renewable Energy, Ltd.
(Independent Power and Renewable
Electricity Producers)(a) ......... 12
121 Harel Insurance Investments & Financial
Services Ltd. (Insurance)(b) ...... 6
919
ICL Group Ltd. (Chemicals) .......... 5
—
Isracard Ltd. (Consumer Finance) ...... —
1,417
Israel Discount Bank Ltd., Class A (Banks) 14
155
Mizrahi Tefahot Bank Ltd. (Banks) ..... 10
29 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 15
164 OPC Energy Ltd. (Independent Power and
Renewable Electricity Producers)(a) 5
227
Phoenix Financial Ltd. (Insurance) ..... 13
110 Tower Semiconductor Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... 29
191
Italy — 0.84%
207 Banca Mediolanum SpA (Financial
Services) .................... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
1,922 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... $ 24
1,275
Banco BPM SpA (Banks) ............ 22
1,613
BPER Banca SPA (Banks) ........... 25
99
Buzzi SpA (Construction Materials) ..... 5
613 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 4
7,724
Enel SpA (Electric Utilities)(b) ........ 89
1,834
Eni SpA (Oil, Gas & Consumable Fuels) . 43
123
Ferrari N.V. (Automobiles) ........... 46
598
FinecoBank Banca Fineco SpA (Banks) .. 15
835
Generali (Insurance) ................ 41
14,403
Intesa Sanpaolo SpA (Banks)(b) ....... 98
648
Italgas SpA (Gas Utilities)(b) ......... 8
225 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 13
472
Poste Italiane SpA (Financial Services) .. 15
291
Prysmian SpA (Electrical Equipment) ... 49
115 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 7
2,023
Snam S.p.A. (Gas Utilities) ........... 15
1,728 Telecom Italia Spa Milano (Diversified
Telecommunication Services)(a) ... 16
1,607 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 19
1,390
UniCredit SpA (Banks) .............. 124
683
Japan — 5.58%
800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 165
2,200 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 18
200
AGC, Inc. (Building Products) ........ 9
400
Aisin Corp. (Automobile Components) .. 5
100
ANA Holdings, Inc. (Passenger Airlines)(b) 2
1,200
Asahi Kasei Corp. (Chemicals) ........ 13
700 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 19
600 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 14
1,066 Bridgestone Corp. (Automobile
Components) ................. 22
800 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 20
200
Capcom Co. Ltd. (Entertainment) ...... 4
800 Central Japan Railway Co. (Ground
Transportation) ............... 17
800 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 15
400 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 7
290
Daifuku Co. Ltd. (Machinery) ......... 13
3,444
Daiichi Life Group, Inc. (Insurance) .... 38
320
Daikin Industries Ltd. (Building Products) 49

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) $ 6
500 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 14
1,200 Daiwa Securities Group, Inc. (Capital
Markets) .................... 12
1,724
Denso Corp. (Automobile Components) .. 20
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 55
500
Ebara Corp. (Machinery) ............ 20
2,900 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 21
945
FANUC Corp. (Machinery) ........... 44
200
Fast Retailing Co. Ltd. (Specialty Retail) . 102
100
Fuji Electric Co. Ltd. (Electrical Equipment) 8
1,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 28
1,500
Fujikura Ltd. (Electrical Equipment) .... 59
1,720
Fujitsu Ltd. (IT Services)(b) .......... 34
1,000 Furukawa Electric Co. Ltd. (Electrical
Equipment) .................. 30
200 Hankyu Hanshin Holdings, Inc. (Ground
Transportation)(b) ............. 5
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 6
3,900
Honda Motor Co. Ltd. (Automobiles) ... 35
300 Hoya Corp. (Health Care Equipment &
Supplies) .................... 48
200 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 30
860 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 6
1,000
IHI Corp. (Machinery) .............. 17
900
Inpex Corp. (Oil, Gas & Consumable Fuels) 18
400
Isuzu Motors Ltd. (Automobiles) ....... 5
5,800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 66
900 Japan Exchange Group, Inc. (Capital
Markets) .................... 11
600
Japan Post Insurance Co. Ltd. (Insurance)(b) 6
600
JFE Holdings, Inc. (Metals & Mining)(b) . 6
600 JX Advanced Metals Corp. (Metals &
Mining) ..................... 17
400
Kajima Corp. (Construction & Engineering) 15
854
Kao Corp. (Personal Care Products) ..... 17
900 Kawasaki Heavy Industries Ltd.
(Machinery)(b) ............... 16
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 5
3,048 KDDI Corp. (Wireless Telecommunication
Services) .................... 51
234 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 118
300 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 174
900
Komatsu Ltd. (Machinery) ........... 35
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100
Konami Group Corp. (Entertainment) ... $ 11
900
Kubota Corp. (Machinery) ........... 15
1,200 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 27
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 32
1,800
LY Corp. (Interactive Media & Services) . 5
200
Makita Corp. (Machinery) ........... 7
1,500 Marubeni Corp. (Trading Companies &
Distributors) ................. 44
300
MINEBEA MITSUMI, Inc. (Machinery) . 9
3,100 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 83
1,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 70
1,100 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 28
800 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 6
3,300 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 75
10,879 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 217
2,600 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 24
100
Mitsui Kinzoku Co. Ltd. (Metals & Mining) 27
400 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 13
2,410
Mizuho Financial Group, Inc. (Banks) ... 116
1,190 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 31
1,711 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 123
1,250
NEC Corp. (IT Services) ............. 30
300
Nexon Co. Ltd. (Entertainment) ....... 4
800
NIDEC Corp. (Electrical Equipment)(a) .. 13
1,150
Nintendo Co. Ltd. (Entertainment) ...... 48
5
Nippon Building Fund, Inc. (Office REITs) 4
900 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 6
4,700
Nippon Steel Corp. (Metals & Mining) .. 16
400
Nippon Yusen KK (Marine Transportation) 13
2,300
Nissan Motor Co. Ltd. (Automobiles)(a) . 4
400
Nitori Holdings Co. Ltd. (Specialty Retail) 6
700
Nitto Denko Corp. (Chemicals) ........ 14
2,900
Nomura Holdings, Inc. (Capital Markets) . 25
435 Nomura Research Institute Ltd. (IT
Services) .................... 12
28,950 NTT, Inc. (Diversified Telecommunication
Services) .................... 26
600 Obayashi Corp. (Construction &
Engineering) ................. 12
300
Obic Co. Ltd. (IT Services) ........... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,300 Olympus Corp. (Health Care Equipment &
Supplies) .................... $ 14
1,200 Oriental Land Co Ltd. (Hotels, Restaurants
& Leisure) ................... 18
1,100
ORIX Corp. (Financial Services) ....... 42
300
Osaka Gas Co. Ltd. (Gas Utilities) ...... 10
168
Otsuka Corp. (IT Services) ........... 3
1,840 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 9
2,300 Panasonic Holdings Corp. (Household
Durables) ................... 65
1,500
Rakuten Group, Inc. (Broadline Retail)(a)(b) 7
1,400 Recruit Holdings Co. Ltd. (Professional
Services) .................... 97
1,700 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 52
2,200
Resona Holdings, Inc. (Banks) ........ 29
200
Resonac Holdings Corp. (Chemicals) .... 22
500
Ryohin Keikaku Co. Ltd. (Broadline Retail) 11
1,000
Sanrio Co. Ltd. (Specialty Retail) ...... 7
700
SBI Holdings, Inc. (Capital Markets) .... 11
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 22
200 Seibu Holdings, Inc. (Ground
Transportation) ............... 4
500
Sekisui House Ltd. (Household Durables) 10
1,901 Seven & i Holdings Co., Ltd. (Consumer
Staples Distribution & Retail) ..... 23
100
Shimano, Inc. (Leisure Products) ....... 11
500 Shimizu Corp. (Construction &
Engineering) ................. 8
1,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 74
400
Shiseido Co. Ltd. (Personal Care Products) 6
100
SMC Corp. (Machinery) ............. 45
29,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 38
3,872 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 144
800
Sompo Holdings, Inc. (Insurance) ...... 30
5,900
Sony Group Corp. (Household Durables) . 119
400
Subaru Corp. (Automobiles) .......... 6
4,400 Sumitomo Corp. (Trading Companies &
Distributors) ................. 42
2,800 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 52
300 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 14
3,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 145
646
Sumitomo Mitsui Trust Group, Inc. (Banks) 24
600 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 14
100 Suntory Beverage & Food Ltd. (Beverages)
(b) ........................ 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,500
Suzuki Motor Corp. (Automobiles) ..... $ 18
400
T&D Holdings, Inc. (Insurance) ....... 12
100
Taisei Corp. (Construction & Engineering) 9
1,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 43
500
The Chiba Bank Ltd. (Banks) ......... 8
1,100 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 16
325
Toho Co. Ltd. (Entertainment) ......... 3
1,793
Tokio Marine Holdings, Inc. (Insurance) . 79
500 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 243
300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 11
200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 6
1,300
Toray Industries, Inc. (Chemicals) ...... 9
1,100
Unicharm Corp. (Household Products) ... 6
900
Yamaha Motor Co. Ltd. (Automobiles) .. 7
200 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 7
800
Yokohama Financial Group, Inc. (Banks) . 9
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 5
4,518
Luxembourg — 0.06%
453
ArcelorMittal SA (Metals & Mining) .... 27
177 CVC Capital Partners PLC (Capital
Markets)(b) .................. 3
98 Millicom International Cellular SA
(Wireless Telecommunication
Services)(a) .................. 9
295
Tenaris SA (Energy Equipment & Services) 8
47
Mexico — 0.01%
182
Fresnillo PLC (Metals & Mining) ...... 7
Netherlands — 1.90%
641
ABN AMRO Bank N.V., Class CV (Banks) 27
28
Adyen N.V. (Financial Services)(a)(b) ... 26
1,292
Aegon Ltd. (Insurance) .............. 11
129
Akzo Nobel N.V. (Chemicals) ......... 9
64
Argenx SE (Biotechnology)(a) ........ 59
46 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 53
398 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 788
157
ASR Nederland N.V. (Insurance)(b) ..... 12
70 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 23
83
Euronext N.V. (Capital Markets)(b) ..... 13

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
512
Ferrovial NV (Construction & Engineering) $ 35
130
Heineken Holding N.V. (Beverages) .... 10
285
Heineken N.V. (Beverages) ........... 24
2,987
ING Groep N.V. (Banks) ............. 94
883 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 36
3,809 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 19
782 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 21
207
Nebius Group N.V., Class A (Software)(a) 57
283
NN Group N.V. (Insurance) ........... 25
260 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 73
1,347
Prosus N.V. (Broadline Retail)(a)(b) .... 59
1,962
Stellantis N.V. (Automobiles)(a) ....... 11
614 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 11
1,086 Universal Music Group N.V.
(Entertainment) ............... 23
263
Wolters Kluwer N.V. (Professional Services) 17
1,536
New Zealand — 0.06%
1,742 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 8
884
Contact Energy Ltd. (Electric Utilities) .. 5
675 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 15
915
Infratil Ltd. (Financial Services) ....... 8
1,622 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 5
175
Xero Ltd. (Software)(a) ............. 9
50
Norway — 0.14%
353 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 11
902
DNB Bank ASA (Banks) ............ 27
712 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 22
162
Gjensidige Forsikring ASA (Insurance) .. 4
430
Mowi ASA (Food Products)(b) ........ 8
1,164
Norsk Hydro ASA (Metals & Mining) ... 11
695
Orkla ASA (Food Products) .......... 7
67
Salmar ASA (Food Products) ......... 3
628 Telenor ASA (Diversified
Telecommunication Services) ..... 9
940 Var Energi ASA (Oil, Gas & Consumable
Fuels) ...................... 4
136
Yara International ASA (Chemicals) .... 6
112
Shares Security Description
Value
(000)
Common Stocks (continued)
Poland — 0.00%
204
InPost SA (Air Freight & Logistics)(a) ... $ 4
Portugal — 0.05%
7,045 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 8
3,131
EDP SA (Electric Utilities)(b) ......... 16
380 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 8
288 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 6
38
Singapore — 0.44%
4,369 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 8
6,439 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 12
2,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 5
2,136
DBS Group Holdings Ltd. (Banks) ..... 108
2,396 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 9
1,400
Keppel Ltd. (Industrial Conglomerates) .. 12
3,335 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 64
376
Sea Ltd., ADR (Broadline Retail)(a) .... 36
900
Sembcorp Industries Ltd. (Multi-Utilities) 4
1,600 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 10
800
Singapore Exchange Ltd. (Capital Markets) 15
8,000 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 27
1,200
United Overseas Bank Ltd. (Banks) ..... 37
1,700
Wilmar International Ltd. (Food Products) 5
352
Spain — 1.04%
29
Acciona SA (Electric Utilities) ........ 9
176 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 26
738 Aena SME SA (Transportation
Infrastructure)(b) .............. 22
484 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 28
5,776 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 145
4,945
Banco de Sabadell SA (Banks) ........ 18
14,764
Banco Santander SA (Banks)(b) ....... 206
668
Bankinter SA (Banks) ............... 11
3,614
CaixaBank SA (Banks) .............. 51
517 Cellnex Telecom SA (Diversified
Telecommunication Services)(a)(b) . 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
300 EDP Renewables SA (Independent Power
and Renewable Electricity Producers) $ 5
318
Endesa SA (Electric Utilities) ......... 14
6,264
Iberdrola SA (Electric Utilities) ........ 156
1,111 Industria de Diseno Textil SA (Specialty
Retail) ...................... 70
697
Mapfre SA (Insurance) .............. 3
388
Naturgy Energy Group SA (Gas Utilities)(b) 12
448
Redeia Corp. SA (Electric Utilities) ..... 8
1,108
Repsol SA (Oil, Gas & Consumable Fuels) 28
4,110 Telefonica SA (Diversified
Telecommunication Services) ..... 17
844
Sweden — 0.88%
252 AddTech AB, Class B (Trading Companies
& Distributors) ............... 9
317
Alfa Laval AB (Machinery) .......... 19
1,016
Assa Abloy AB, Class B (Building Products) 36
2,591
Atlas Copco AB, Class A (Machinery) ... 53
1,503
Atlas Copco AB, Class B (Machinery) ... 27
394 Beijer Ref AB, Class B (Trading Companies
& Distributors)(b) ............. 6
274
Boliden AB (Metals & Mining) ........ 15
617
Epiroc AB, Class A (Machinery) ....... 17
417
Epiroc AB, Class B (Machinery) ....... 10
410
EQT AB (Capital Markets) ........... 12
596
Essity AB, Class B (Household Products) . 17
722 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 4
480 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 8
1,984 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 16
127 Industrivarden AB, Class A (Financial
Services)(b) .................. 7
138 Industrivarden AB, Class C (Financial
Services) .................... 8
259
Indutrade AB (Machinery) ........... 5
131 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 3
1,751
Investor AB, Class B (Financial Services) 72
77 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 4
230 Lifco AB, Class B (Industrial
Conglomerates) ............... 8
1,759 Nibe Industrier AB, Class B (Building
Products) .................... 7
197 Sagax AB, Class B (Real Estate
Management & Development) ..... 3
1,073
Sandvik AB (Machinery) ............ 44
547 Securitas AB, Class B (Commercial Services
& Supplies) .................. 9
1,486 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 30
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
324 Skanska AB, Class B (Construction &
Engineering) ................. $ 9
323
SKF AB, B shares (Machinery) ........ 8
151
Spotify Technology SA (Entertainment)(a) 69
602 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 6
1,404 Svenska Handelsbanken AB, Class A
(Banks) ..................... 21
838
Swedbank AB, Class A (Banks) ........ 31
536 Tele2 AB, Class B (Wireless
Telecommunication Services) ..... 9
2,729 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 31
2,732 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 13
196
Trelleborg AB, Class B (Machinery) .... 8
1,621
Volvo AB, Class B (Machinery) ........ 55
709
Switzerland — 2.15%
1,611 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 175
533 Alcon AG (Health Care Equipment &
Supplies) .................... 36
382
Amcor PLC (Containers & Packaging) ... 17
488
Amrize Ltd. (Construction Materials)(a) .. 26
88
Avolta AG (Specialty Retail)(a) ........ 6
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 4
3 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 4
10 Belimo Holding AG, Class R (Building
Products) .................... 11
18
BKW AG (Electric Utilities) .......... 3
2 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 23
362
Chubb Ltd. (Insurance) .............. 123
550 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 127
215
Coca-Cola HBC AG (Beverages)(a) ..... 14
168
DSM-Firmenich AG (Chemicals) ...... 16
6
EMS-Chemie Holding AG (Chemicals) .. 5
194 Galderma Group AG (Pharmaceuticals)(a)
(b) ........................ 44
171
Garmin Ltd. (Household Durables) ..... 41
33 Geberit AG, Registered Shares (Building
Products) .................... 22
9,523
Glencore PLC (Metals & Mining)(a)(b) .. 65
78
Helvetia Baloise Holding AG (Insurance) . 20
525
Holcim AG (Construction Materials)(a)(b) 47
203
Julius Baer Group Ltd. (Capital Markets) . 18
53 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 13

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
146 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. $ 14
2,646 Nestle SA, Registered Shares (Food
Products) .................... 272
22 Partners Group Holding AG (Capital
Markets) .................... 18
38 Schindler Holding AG, Class PC
(Machinery) ................. 13
24 Schindler Holding AG, Registered Shares
(Machinery) ................. 8
190 SGS SA, Registered Shares (Professional
Services) .................... 22
162
Sika AG, Registered Shares (Chemicals)(b) 33
50 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 12
642 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 47
110 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 14
29
Swiss Life Holding AG (Insurance) ..... 32
80 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 13
308
Swiss Re AG (Insurance) ............ 49
28 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 22
28 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 7
3,270
UBS Group AG (Capital Markets) ...... 162
29
VAT Group AG (Machinery)(b) ........ 25
154
Zurich Insurance Group AG (Insurance)(b) 114
1,737
Thailand — 0.02%
36 Fabrinet (Electronic Equipment, Instruments
& Components)(a) ............. 20
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 2.83%
975
3i Group PLC (Capital Markets) ....... 32
259
Admiral Group PLC (Insurance) ....... 12
933 Airtel Africa PLC (Wireless
Telecommunication Services)(b) ... 4
1,063
Anglo American PLC (Metals & Mining) . 52
215
Aon PLC, Class A (Insurance) ......... 71
320 Associated British Foods PLC (Food
Products) .................... 8
3,292
Aviva PLC (Insurance) .............. 28
14,246
Barclays PLC (Banks)(b) ............ 95
16,026
BP PLC (Oil, Gas & Consumable Fuels) . 99
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
5,858 BT Group PLC (Diversified
Telecommunication Services) ..... $ 15
315 Bunzl PLC (Trading Companies &
Distributors) ................. 11
5,332
Centrica PLC (Multi-Utilities)(b) ....... 12
858
CNH Industrial N.V. (Machinery) ...... 10
206 Coca-Cola Europacific Partners PLC
(Beverages) .................. 21
1,758 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 57
2,304
Diageo PLC (Beverages) ............ 46
186
Endeavour Mining PLC (Metals & Mining) 9
9,341
Haleon PLC (Pharmaceuticals) ........ 43
362 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 19
17,627
HSBC Holdings PLC (Banks) ......... 334
1,266
Informa PLC (Media) ............... 15
142 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 24
1,185 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 8
150
Intertek Group PLC (Professional Services) 12
1,736 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 7
1,703
Kingfisher PLC (Specialty Retail) ...... 6
720 Land Securities Group PLC (Diversified
REITs) ..................... 6
5,648
Legal & General Group PLC (Insurance) . 21
60,139
Lloyds Banking Group PLC (Banks) .... 88
455 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 49
2,259
M&G PLC (Financial Services) ........ 10
2,028 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 10
5,219
National Grid PLC (Multi-Utilities) ..... 86
8,501
NatWest Group PLC (Banks)(b) ....... 75
127
Next PLC (Broadline Retail) .......... 24
513 Pearson PLC (Diversified Consumer
Services) .................... 8
159
Pentair PLC (Machinery) ............ 12
1,852
RELX PLC (Professional Services) ..... 59
2,482 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 14
1,080
Rio Tinto PLC (Metals & Mining) ...... 102
717
Schroders PLC (Capital Markets) ...... 6
1,254
Segro PLC (Industrial REITs) ......... 15
310
Severn Trent PLC (Water Utilities)(b) ... 12
5,750
Shell PLC (Oil, Gas & Consumable Fuels) 224
805 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 12
323 Smiths Group PLC (Industrial
Conglomerates) ............... 11
66
Spirax Group PLC (Machinery) ........ 6
1,256
SSE PLC (Electric Utilities)(b) ........ 41
1,820
Standard Chartered PLC (Banks) ....... 49

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
784
Standard Life PLC (Insurance) ........ $ 9
407 TechnipFMC PLC (Energy Equipment &
Services) .................... 27
6,799 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 41
953
The Sage Group PLC (Software) ....... 10
2,256
Unilever PLC (Personal Care Products) .. 136
817 United Utilities Group PLC (Water Utilities)
(b) ........................ 14
246 Verisure PLC (Commercial Services &
Supplies)(a) .................. 3
18,755 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 25
99
Willis Towers Watson PLC (Insurance) .. 26
657 Wise Group PLC, Class A (Financial
Services)(a) .................. 8
2,289
United States — 71.74%
419
Adobe, Inc. (Software)(a) ............ 86
1,675 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 973
301 Affirm Holdings, Inc., Class A (Financial
Services)(a) .................. 25
482
Aflac, Inc. (Insurance) .............. 57
216 Air Products and Chemicals, Inc.
(Chemicals) .................. 63
423 Airbnb, Inc., Class A (Hotels, Restaurants &
Leisure)(a) .................. 61
289
Alliant Energy Corp. (Electric Utilities) .. 22
5,982 Alphabet, Inc., Class A (Interactive Media &
Services) .................... 2,138
4,764 Alphabet, Inc., Class C (Interactive Media &
Services) .................... 1,683
9,958
Amazon.com, Inc. (Broadline Retail)(a) .. 2,373
292
Ameren Corp. (Multi-Utilities) ........ 33
557 American Electric Power Co., Inc. (Electric
Utilities) .................... 76
549
American Express Co. (Consumer Finance) 186
542 American International Group, Inc.
(Insurance) .................. 40
476
American Tower Corp. (Specialized REITs) 78
192 American Water Works Co., Inc. (Water
Utilities) .................... 25
93
Ameriprise Financial, Inc. (Capital Markets) 43
238
AMETEK, Inc. (Electrical Equipment) ... 58
1,261 Amphenol Corp., Class A (Electronic
Equipment, Instruments &
Components) ................. 222
501 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 199
756 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
429 Apollo Global Management, Inc. (Financial
Services) .................... $ 51
15,108 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 4,372
814 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 589
234
AppLovin Corp., Class A (Software)(a) .. 121
502 Archer-Daniels-Midland Co. (Food
Products) .................... 38
212 Ares Management Corp., Class A (Capital
Markets) .................... 24
1,098 Arista Networks, Inc. (Communications
Equipment)(a) ................ 187
263
Arthur J Gallagher & Co. (Insurance) .... 60
245 AST SpaceMobile, Inc., Class A (Diversified
Telecommunication Services)(a) ... 22
139 Astera Labs, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 67
7,208 AT&T, Inc. (Diversified Telecommunication
Services) .................... 149
159
Atmos Energy Corp. (Gas Utilities) ..... 27
218
Autodesk, Inc. (Software)(a) .......... 42
418 Automatic Data Processing, Inc.
(Professional Services) .......... 94
17
AutoZone, Inc. (Specialty Retail)(a) ..... 54
142 AvalonBay Communities, Inc. (Residential
REITs) ..................... 27
77 Avery Dennison Corp. (Containers &
Packaging) .................. 13
79 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 44
1,040 Baker Hughes Co., Class A (Energy
Equipment & Services) .......... 58
254
Ball Corp. (Containers & Packaging) .... 16
6,969
Bank of America Corp. (Banks) ........ 397
1,428 Berkshire Hathaway, Inc., Class B (Financial
Services)(a) .................. 715
194
Best Buy Co., Inc. (Specialty Retail) .... 15
150
Blackrock, Inc. (Capital Markets) ...... 144
750
Blackstone, Inc. (Capital Markets) ...... 88
539
Block, Inc., Class A (Financial Services)(a) 41
277 Bloom Energy Corp., Class A (Electrical
Equipment)(a) ................ 84
815 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 145
1,510 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 64
4,621 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,746
114 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 16
345 Brookfield Asset Management Ltd., Class A
(Capital Markets) .............. 15
106 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 4
328
Brown & Brown, Inc. (Insurance) ...... 21

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
118
Bunge Global SA (Food Products) ...... $ 13
69
Burlington Stores, Inc. (Specialty Retail)(a) 22
284
Cadence Design Systems, Inc. (Software)(a) 107
621 Capital One Financial Corp. (Consumer
Finance) .................... 125
246 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 58
42
Carlisle Cos., Inc. (Building Products) ... 15
1,306 Carnival Corp., Ltd. (Hotels, Restaurants &
Leisure) .................... 37
753
Carrier Global Corp. (Building Products) . 55
680
Carvana Co., Class A (Specialty Retail)(a) 45
39 Casey's General Stores, Inc. (Consumer
Staples Distribution & Retail) ..... 31
478
Caterpillar, Inc. (Machinery) .......... 509
104
Cboe Global Markets, Inc. (Capital Markets) 25
292 CBRE Group, Inc., Class A (Real Estate
Management & Development)(a) ... 39
126 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 18
191 Cencora, Inc. (Health Care Providers &
Services) .................... 54
524 Centene Corp. (Health Care Providers &
Services)(a) .................. 34
700
CenterPoint Energy, Inc. (Multi-Utilities) . 31
158
CF Industries Holdings, Inc. (Chemicals) . 17
116 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 22
87 Charter Communications, Inc., Class A
(Media)(a) ................... 12
217 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 52
1,889 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 313
1,313 Chipotle Mexican Grill, Inc., Class A
(Hotels, Restaurants & Leisure)(a) .. 45
147 Ciena Corp. (Communications Equipment)
(a) ........................ 72
167
Cincinnati Financial Corp. (Insurance) ... 31
355 Cintas Corp. (Commercial Services &
Supplies) .................... 60
153 Circle Internet Group, Inc., Class A
(Software)(a) ................. 10
4,059 Cisco Systems, Inc. (Communications
Equipment) .................. 477
1,750
Citigroup, Inc. (Banks) .............. 245
441
Citizens Financial Group, Inc. (Banks) ... 31
311
Cloudflare, Inc., Class A (IT Services)(a) . 76
373
CME Group, Inc., Class A (Capital Markets) 82
339
CMS Energy Corp. (Multi-Utilities) ..... 26
1,067
Coeur Mining, Inc. (Metals & Mining) ... 17
474 Cognizant Technology Solutions Corp.,
Class A (IT Services) ........... 18
190 Coherent Corp. (Electronic Equipment,
Instruments & Components)(a) .... 75
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
213 Coinbase Global, Inc., Class A (Capital
Markets)(a) .................. $ 31
782 Colgate-Palmolive Co. (Household
Products) .................... 72
3,715
Comcast Corp., Class A (Media) ....... 91
35 Comfort Systems USA, Inc. (Construction
& Engineering) ............... 69
1,251 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 130
376
Consolidated Edison, Inc. (Multi-Utilities) 42
146 Constellation Brands, Inc., Class A
(Beverages) .................. 20
316 Constellation Energy Corp. (Electric
Utilities) .................... 78
897 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 25
289 Corebridge Financial, Inc. (Financial
Services) .................... 8
279
CoreWeave, Inc., Class A (IT Services)(a) 28
66
Corpay, Inc. (Financial Services)(a) ..... 22
699
Corteva, Inc. (Chemicals) ............ 59
415 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 12
456 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 427
162 Credo Technology Group Holding Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 44
252 Crowdstrike Holdings, Inc., Class A
(Software)(a) ................. 192
455
Crown Castle, Inc. (Specialized REITs) .. 34
1,918
CSX Corp. (Ground Transportation) .... 91
141
Cummins, Inc. (Machinery) .......... 101
39 Curtiss-Wright Corp. (Aerospace &
Defense) .................... 30
1,289 CVS Health Corp. (Health Care Providers &
Services) .................... 133
254
D.R. Horton, Inc. (Household Durables) .. 41
114 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 23
325
Datadog, Inc., Class A (Software)(a) .... 85
145 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 14
249
Deere & Co. (Machinery) ............ 158
309 Dell Technologies, Inc., Class C
(Technology Hardware, Storage &
Peripherals) .................. 133
161
Delta Air Lines, Inc. (Passenger Airlines) . 15
1,121 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 46
385 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 26
199 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 35
65 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
355 Digital Realty Trust, Inc. (Specialized
REITs) ..................... $ 64
240 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 28
195 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 24
902
Dominion Energy, Inc. (Multi-Utilities) .. 62
31 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 9
377 DoorDash, Inc., Class A (Hotels, Restaurants
& Leisure)(a) ................. 70
134
Dover Corp. (Machinery) ............ 30
757
Dow, Inc. (Chemicals) .............. 21
205
DTE Energy Co. (Multi-Utilities) ...... 31
798
Duke Energy Corp. (Electric Utilities) ... 101
135
DuPont de Nemours, Inc. (Chemicals) ... 18
449
eBay, Inc. (Broadline Retail) .......... 50
138
EchoStar Corp., Class A (Media)(a) ..... 14
262
Ecolab, Inc. (Chemicals) ............. 73
379
Edison International (Electric Utilities) .. 28
575 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 52
233
Electronic Arts, Inc. (Entertainment) .... 48
227 Elevance Health, Inc. (Health Care
Providers & Services) ........... 88
47 EMCOR Group, Inc. (Construction &
Engineering) ................. 39
573
Emerson Electric Co. (Electrical Equipment) 82
146 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 26
460
Entergy Corp. (Electric Utilities) ....... 53
553 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 72
612
EQT Corp. (Oil, Gas & Consumable Fuels) 33
122
Equifax, Inc. (Professional Services) .... 19
101
Equinix, Inc. (Specialized REITs) ...... 105
353
Equity Residential (Residential REITs) .. 24
25
Erie Indemnity Co., Class A (Insurance) .. 6
72 Essex Property Trust, Inc. (Residential
REITs) ..................... 21
257
Evergy, Inc. (Electric Utilities) ........ 22
333 Everpure, Inc., Class A (Technology
Hardware, Storage & Peripherals)(a) 26
366
Eversource Energy (Electric Utilities) ... 26
1,046
Exelon Corp. (Electric Utilities) ....... 49
260 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 24
116 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 30
133 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 22
225 Extra Space Storage, Inc. (Specialized
REITs) ..................... 33
4,265 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 583
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
56
F5, Inc. (Communications Equipment)(a) . $ 23
24
Fair Isaac Corp. (Software)(a) ......... 29
1,166 Fastenal Co. (Trading Companies &
Distributors) ................. 56
229
FedEx Corp. (Air Freight & Logistics) ... 72
114 FedEx Freight Holding Co., Inc. (Air Freight
& Logistics)(a) ............... 17
202 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 48
254
Fidelity National Financial, Inc. (Insurance) 12
510 Fidelity National Information Services, Inc.
(Financial Services) ............ 20
934
Fifth Third Bancorp (Banks) .......... 53
9 First Citizens BancShares, Inc., Class A
(Banks) ..................... 19
99 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 23
593
FirstEnergy Corp. (Electric Utilities) .... 28
533
Fiserv, Inc. (Financial Services)(a) ...... 26
368 Flex Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 60
4,071
Ford Motor Co. (Automobiles) ........ 57
658
Fortinet, Inc. (Software)(a) ........... 101
284
Fortive Corp. (Machinery) ........... 17
241
Fox Corp., Class A (Media) ........... 13
112
Fox Corp., Class B (Media) ........... 5
1,504
Freeport-McMoRan, Inc. (Metals & Mining) 95
100 FTAI Aviation Ltd. (Aerospace & Defense)
(b) ........................ 27
275
GE Vernova, Inc. (Electrical Equipment) . 323
522
Gen Digital, Inc. (Software) .......... 13
597
General Mills, Inc. (Food Products) ..... 21
932
General Motors Co. (Automobiles) ..... 72
137
Genuine Parts Co. (Distributors) ....... 16
240
Global Payments, Inc. (Financial Services) 17
148
Graco, Inc. (Machinery) ............. 11
838 Halliburton Co. (Energy Equipment &
Services) .................... 28
41
HEICO Corp. (Aerospace & Defense) ... 15
78 HEICO Corp., Class A (Aerospace &
Defense) .................... 20
1,360 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 61
240 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 79
410 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 110
1,014 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 22
53 Hubbell, Inc., Class B (Electrical
Equipment) .................. 28
121 Humana, Inc. (Health Care Providers &
Services) .................... 48
2,203
Huntington Bancshares, Inc. (Banks) .... 39

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
46 Hyatt Hotels Corp., Class A (Hotels,
Restaurants & Leisure) .......... $ 9
73
IDEX Corp. (Machinery) ............ 17
84 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 44
282
Illinois Tool Works, Inc. (Machinery) .... 76
162
Incyte Corp. (Biotechnology)(a) ....... 18
387
Ingersoll Rand, Inc. (Machinery) ....... 32
226
Insmed, Inc. (Biotechnology)(a) ....... 24
69 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 11
4,513 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 630
438 Interactive Brokers Group, Inc., Class A
(Capital Markets) .............. 38
578 Intercontinental Exchange, Inc. (Capital
Markets) .................... 71
965 International Business Machines Corp. (IT
Services) .................... 271
251 International Flavors & Fragrances, Inc.
(Chemicals) .................. 20
490 International Paper Co. (Containers &
Packaging) .................. 19
282
Intuit, Inc. (Software) ............... 74
366 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 146
569
Invitation Homes, Inc. (Residential REITs) 17
349 IonQ, Inc. (Technology Hardware, Storage
& Peripherals)(a) .............. 19
180 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 35
309
Iron Mountain, Inc. (Specialized REITs) . 39
104 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 40
117 Jacobs Solutions, Inc. (Professional
Services) .................... 15
76 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 22
623 Johnson Controls International PLC
(Building Products) ............ 91
2,763
JPMorgan Chase & Co. (Banks) ....... 904
2,023
Kenvue, Inc. (Personal Care Products) ... 39
1,348
Keurig Dr Pepper, Inc. (Beverages) ..... 44
913
KeyCorp (Banks) .................. 21
175 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 61
350
Kimberly-Clark Corp. (Household Products) 38
664
Kimco Realty Corp. (Retail REITs) ..... 17
1,938 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 62
635
KKR & Co., Inc. (Capital Markets) ..... 58
1,340 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 404
82 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,281 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... $ 555
209
Lennar Corp., Class A (Household Durables) 19
31 Lennox International, Inc. (Building
Products) .................... 18
236 Liberty Media Corp.-Liberty Formula One,
Class C (Entertainment)(a) ....... 22
477
Linde PLC (Chemicals) ............. 248
159 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 29
201
Loews Corp. (Insurance) ............. 23
573
Lowe's Cos., Inc. (Specialty Retail) ..... 126
87 LPL Financial Holdings, Inc. (Capital
Markets) .................... 25
73 Lumentum Holdings, Inc. (Communications
Equipment)(a) ................ 63
251 LyondellBasell Industries N.V., Class A
(Chemicals) .................. 13
153
M&T Bank Corp. (Banks) ............ 36
308 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 79
12
Markel Group, Inc. (Insurance)(a) ...... 23
220 Marriott International, Inc., Class A (Hotels,
Restaurants & Leisure) .......... 82
493
Marsh & McLennan Cos., Inc. (Insurance) 82
64 Martin Marietta Materials, Inc.
(Construction Materials) ......... 37
875 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 261
206
Masco Corp. (Building Products) ....... 17
62 MasTec, Inc. (Construction & Engineering)
(a) ........................ 26
843 Mastercard, Inc., Class A (Financial
Services) .................... 433
249
McCormick & Co., Inc. (Food Products) . 13
734 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 198
385 Medline, Inc., Class A (Health Care
Equipment & Supplies)(a) ....... 15
2,257 Meta Platforms, Inc., Class A (Interactive
Media & Services) ............. 1,271
568
MetLife, Inc. (Insurance) ............ 48
20 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 26
549 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 50
1,161 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,340
7,261
Microsoft Corp. (Software) ........... 2,708
133 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 18
1,314 Mondelez International, Inc., Class A (Food
Products) .................... 76
80
MongoDB, Inc., Class A (IT Services)(a) . 27

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
48 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. $ 66
720
Monster Beverage Corp. (Beverages)(a) .. 69
156
Moody's Corp. (Capital Markets) ....... 71
1,211
Morgan Stanley (Capital Markets) ...... 253
169 Motorola Solutions, Inc. (Communications
Equipment) .................. 70
76
MSCI, Inc., Class A (Capital Markets) ... 43
478
Nasdaq, Inc. (Capital Markets) ........ 38
140
Natera, Inc. (Biotechnology)(a) ........ 38
196 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 30
4,328
Netflix, Inc. (Entertainment)(a) ........ 309
97 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 16
1,111
Newmont Corp. (Metals & Mining) ..... 104
336
News Corp., Class A (Media) ......... 8
2,139
NextEra Energy, Inc. (Electric Utilities) .. 188
1,235 NIKE, Inc., Class B (Textiles, Apparel &
Luxury Goods) ............... 51
478
NiSource, Inc. (Multi-Utilities) ........ 23
52
Nordson Corp. (Machinery) .......... 16
232 Norfolk Southern Corp. (Ground
Transportation) ............... 73
189
Northern Trust Corp. (Capital Markets) .. 33
207
NRG Energy, Inc. (Electric Utilities) .... 30
229
Nucor Corp. (Metals & Mining) ....... 51
23,751 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 4,753
3
NVR, Inc. (Household Durables)(a) ..... 20
769 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 37
198
Octave Intelligence PLC (Software)(a) ... 3
165
Okta, Inc., Class A (IT Services)(a) ..... 23
197 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 43
296
Omnicom Group, Inc. (Media) ........ 22
413 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 39
647 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 56
1,773
Oracle Corp. (Software) ............. 260
863 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 79
381
Otis Worldwide Corp. (Machinery) ..... 27
542
PACCAR, Inc. (Machinery) .......... 65
99 Packaging Corp. of America (Containers &
Packaging) .................. 24
2,239 Palantir Technologies, Inc., Class A
(Software)(a) ................. 261
834
Palo Alto Networks, Inc. (Software)(a) ... 284
130
Parker-Hannifin Corp. (Machinery) ..... 127
322
Paychex, Inc. (Professional Services) .... 32
892
PayPal Holdings, Inc. (Financial Services) 39
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,391
PepsiCo, Inc. (Beverages) ............ $ 188
2,306
PG&E Corp. (Electric Utilities) ........ 39
411
Phillips 66 (Oil, Gas & Consumable Fuels) 69
147
Pinnacle Financial Partners, Inc. (Banks) . 15
222
PPG Industries, Inc. (Chemicals) ....... 27
795
PPL Corp. (Electric Utilities) .......... 29
218
Principal Financial Group, Inc. (Insurance) 23
949
Prologis, Inc. (Industrial REITs) ....... 129
344
Prudential Financial, Inc. (Insurance) .... 37
118
PTC, Inc. (Software)(a) ............. 13
523 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 42
165
Public Storage (Specialized REITs) ..... 53
195
PulteGroup, Inc. (Household Durables) .. 27
204 Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) ....... 33
1,095 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 202
155 Quanta Services, Inc. (Construction &
Engineering) ................. 112
111 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 24
186 Raymond James Financial, Inc. (Capital
Markets) .................... 28
205 RB Global, Inc. (Commercial Services &
Supplies) .................... 24
952
Realty Income Corp. (Retail REITs) ..... 59
114 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 20
165
Regency Centers Corp. (Retail REITs) ... 13
874
Regions Financial Corp. (Banks) ....... 26
51
Reliance, Inc. (Metals & Mining) ...... 19
202 Republic Services, Inc., Class A
(Commercial Services & Supplies) . 43
156 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 30
341 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 25
769 Rivian Automotive, Inc., Class A
(Automobiles)(a) .............. 13
785 Robinhood Markets, Inc., Class A (Capital
Markets)(a) .................. 79
624
ROBLOX Corp., Class A (Entertainment)(a) 34
899 Rocket Cos., Inc., Class A (Financial
Services)(a) .................. 14
534
Rocket Lab Corp. (Aerospace & Defense)(a) 54
115 Rockwell Automation, Inc. (Electrical
Equipment) .................. 57
282 Rollins, Inc. (Commercial Services &
Supplies) .................... 12
106
Roper Technologies, Inc. (Software) .... 36
323
Ross Stores, Inc. (Specialty Retail) ..... 69
260 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 83
406 Royalty Pharma PLC, Class A
(Pharmaceuticals) ............. 23

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
126
RPM International, Inc. (Chemicals) .... $ 14
308
S&P Global, Inc. (Capital Markets) ..... 125
822
Salesforce, Inc. (Software) ........... 129
342
Samsara, Inc., Class A (Software)(a) .... 11
106 SBA Communications Corp., Class A
(Specialized REITs) ............ 19
224 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 216
671
Sempra (Multi-Utilities) ............. 62
1,079
ServiceNow, Inc. (Software)(a) ........ 107
89
SharkNinja, Inc. (Household Durables)(a) 14
332
Simon Property Group, Inc. (Retail REITs) 74
1,516
SLB Ltd. (Energy Equipment & Services) 70
56
Snap-on, Inc. (Machinery) ........... 23
325
Snowflake, Inc., Class A (IT Services)(a) . 83
1,290 SoFi Technologies, Inc. (Consumer Finance)
(a) ........................ 23
525 Space Exploration Technologies
Corp., Class A (Diversified
Telecommunication Services)(a) ... 90
218 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 14
1,175 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 120
295
State Street Corp. (Capital Markets) ..... 50
146
Steel Dynamics, Inc. (Metals & Mining) . 34
109 STERIS PLC (Health Care Equipment &
Supplies) .................... 23
271
Strategy, Inc., Class A (Software)(a) ..... 24
360 Stryker Corp. (Health Care Equipment &
Supplies) .................... 113
142
Sun Communities, Inc. (Residential REITs) 17
413 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 30
523 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 15
363
Synchrony Financial (Consumer Finance) 28
187
Synopsys, Inc. (Software)(a) .......... 83
503 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 42
239
T. Rowe Price Group, Inc. (Capital Markets) 27
182 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 45
205 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 30
220 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 59
465 Target Corp. (Consumer Staples Distribution
& Retail) .................... 61
161 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 78
2,892
Tesla, Inc. (Automobiles)(a) .......... 1,216
934 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 278
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
62 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. $ 27
274
The Allstate Corp. (Insurance) ......... 65
714 The Bank of New York Mellon Corp.
(Capital Markets) .............. 103
302
The Carlyle Group, Inc. (Capital Markets) 13
1,684 The Charles Schwab Corp. (Capital
Markets) .................... 155
273 The Cigna Group (Health Care Providers &
Services) .................... 75
121
The Clorox Co. (Household Products) ... 12
3,977
The Coca-Cola Co. (Beverages) ....... 323
249 The Estee Lauder Cos., Inc., Class A
(Personal Care Products) ........ 20
303 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 306
276 The Hartford Insurance Group, Inc.
(Insurance) .................. 37
145
The Hershey Co. (Food Products) ...... 25
1,027
The Home Depot, Inc. (Specialty Retail) . 362
863
The Kraft Heinz Co. (Food Products) .... 20
566 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 31
417 The PNC Financial Services Group, Inc.
(Banks) ..................... 103
603
The Progressive Corp. (Insurance) ...... 132
240
The Sherwin-Williams Co. (Chemicals) .. 83
1,160
The Southern Co. (Electric Utilities) .... 111
1,137
The TJX Cos., Inc. (Specialty Retail) .... 172
221
The Travelers Cos., Inc. (Insurance) ..... 73
1,834
The Walt Disney Co. (Entertainment) .... 177
1,269 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 94
512 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 86
426
Toast, Inc., Class A (Financial Services)(a) 12
516
Tractor Supply Co. (Specialty Retail) .... 16
114 Tradeweb Markets, Inc., Class A (Capital
Markets) .................... 11
58 TransDigm Group, Inc. (Aerospace &
Defense) .................... 77
190
TransUnion (Professional Services) ..... 14
229 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 12
1,275
Truist Financial Corp. (Banks) ......... 64
151
Twilio, Inc., Class A (IT Services)(a) .... 31
43
Tyler Technologies, Inc. (Software)(a) ... 13
318
Tyson Foods, Inc., Class A (Food Products) 18
1,599
U.S. Bancorp (Banks) ............... 97
1,837 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 133
44
Ulta Beauty, Inc. (Specialty Retail)(a) ... 20
606 Union Pacific Corp. (Ground
Transportation) ............... 165

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
80 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. $ 11
765 United Parcel Service, Inc., Class B (Air
Freight & Logistics) ............ 82
66 United Rentals, Inc. (Trading Companies &
Distributors) ................. 75
301 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 78
150 Veeva Systems, Inc., Class A (Health Care
Technology)(a) ............... 27
480
Ventas, Inc. (Health Care REITs) ....... 43
269 Veralto Corp. (Commercial Services &
Supplies) .................... 24
83
VeriSign, Inc. (IT Services) ........... 21
136 Verisk Analytics, Inc., Class A (Professional
Services) .................... 24
4,301 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 182
376 Vertiv Holdings Co., Class A (Electrical
Equipment) .................. 126
1,729
Visa, Inc., Class A (Financial Services) .. 593
347 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 55
139 Vulcan Materials Co. (Construction
Materials) ................... 41
211
W.R. Berkley Corp. (Insurance) ........ 15
46 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 63
4,506 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 510
2,380 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 63
415 Waste Management, Inc. (Commercial
Services & Supplies) ........... 92
34 Watsco, Inc. (Trading Companies &
Distributors) ................. 14
335
WEC Energy Group, Inc. (Multi-Utilities) 39
3,151
Wells Fargo & Co. (Banks) ........... 260
724
Welltower, Inc. (Health Care REITs) .... 164
71 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 25
355 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 227
179 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 48
704
Weyerhaeuser Co. (Specialized REITs) .. 17
130
Williams-Sonoma, Inc. (Specialty Retail) . 30
233
Workday, Inc., Class A (Software)(a) .... 29
249
WP Carey, Inc. (Diversified REITs) ..... 18
642
Xcel Energy, Inc. (Electric Utilities) ..... 52
118
XPO, Inc. (Ground Transportation)(a) ... 24
238
Xylem, Inc. (Machinery) ............. 28
289 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 46
196 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
432
Zoetis, Inc., Class A (Pharmaceuticals) ... $ 31
249 Zoom Communications, Inc., Class A
(Software)(a) ................. 21
101
Zscaler, Inc. (Software)(a) ............ 14
58,084
Uruguay — 0.10%
48
MercadoLibre, Inc. (Broadline Retail)(a) . 81
Total Common Stocks (cost $44,861 ) ... 80,829
Preferred Stocks — 0.06%
Germany — 0.06%
67 Bayerische Motoren Werke AG, 7.67%
(Automobiles) ................ 4
127 Dr. Ing. h.c. F. Porsche AG, 1.87%
(Automobiles) ................ 6
143 Henkel AG & Co. KGaA, 2.81%
(Household Products) ........... 12
125 Porsche Automobil Holding SE, 7.07%
(Automobiles) ................ 4
225
Volkswagen AG, 9.06% (Automobiles) .. 19
Total Preferred Stocks (cost $56 ) ..... 45
Right — 0.00%
Spain — 0.00%
176 ACS Actividades de Construccion y
Servicios SA, 7/13/26 (Financial
Services)(a) .................. —
Total Right (cost $— ) .............. —
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2026
As of June 30, 2026 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Investment Companies — 0.05%
Money Market Funds — 0.05%
10,079 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.52%^^(d) $ 10
29,035 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.53%(d) .................... 29
Total Investment Companies (cost $39 ) . 39
Total Investments (cost $44,956 ) —
99.95% ..................... 80,913
Net other assets (liabilities) — 0.05% .. 44
Net Assets - 100.00% .............. $ 80,957
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2026
62
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 95.29%
Australia — 5.31%
153,655
ANZ Group Holdings Ltd. (Banks) ..... $ 3,749
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 925
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 605
31,893
BHP Group Ltd. (Metals & Mining) ..... 1,329
85,014
BHP Group Ltd. (Metals & Mining) ..... 3,501
43,919
Commonwealth Bank of Australia (Banks) 5,004
5,014
CSL Ltd. (Biotechnology) ............ 400
100,289
Evolution Mining Ltd. (Metals & Mining) 829
68,557
Goodman Group (Industrial REITs) ..... 1,479
46,309 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 581
7,899
Macquarie Group Ltd. (Capital Markets) . 1,373
174,147
National Australia Bank Ltd. (Banks) .... 4,572
41,245
Qantas Airways Ltd. (Passenger Airlines) . 303
55,092
QBE Insurance Group Ltd. (Insurance) .. 958
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,845
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 745
198,921
Scentre Group (Retail REITs) ......... 530
15,683
Suncorp Group Ltd. (Insurance) ....... 209
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,994
148,167
Westpac Banking Corp. (Banks) ....... 3,609
31,902
WiseTech Global Ltd. (Software) ....... 732
20,060 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 388
35,740
Worley Ltd. (Construction & Engineering) 275
37,935
Austria — 0.49%
23,927
Erste Group Bank AG (Banks)(b) ...... 3,202
4,792
OMV AG (Oil, Gas & Consumable Fuels) 301
3,503
Belgium — 0.61%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 3,360
3,425
UCB SA (Pharmaceuticals) ........... 1,025
4,385
Canada — 11.25%
4,667
Agnico Eagle Mines Ltd. (Metals & Mining) 725
8,453 Alamos Gold, Inc., Class A (Metals &
Mining) ..................... 256
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 3,244
8,987
AltaGas Ltd. (Gas Utilities) ........... 332
45,514
Bank of Montreal (Banks) ............ 8,045
26,211
Barrick Mining Corp. (Metals & Mining) . 964
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 3,247
6,284 Canadian Imperial Bank of Commerce
(Banks) ..................... 724
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... $ 4,409
5,146 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 446
8,782 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 1,210
3,259 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ 213
2,442 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 891
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 3,103
835
Constellation Software, Inc. (Software) .. 1,572
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,481
33,911
Emera, Inc. (Electric Utilities) ......... 1,799
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 386
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,683
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 489
5,741
Fortis, Inc. (Electric Utilities) ......... 329
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,605
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 888
64,358
Great-West Lifeco, Inc. (Insurance) ..... 4,101
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 514
5,430
Intact Financial Corp. (Insurance)(b) .... 1,121
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,264
11,664
Kinross Gold Corp. (Metals & Mining) .. 276
2,505
Lumine Group, Inc. (Software)(a) ...... 38
5,278
Lundin Gold, Inc. (Metals & Mining)(b) . 285
1,102
LunR Royalties Corp. (Metals & Mining)(a) 15
6,201 Magna International, Inc. (Automobile
Components) ................. 408
8,370
Manulife Financial Corp. (Insurance) .... 339
15,818
Methanex Corp. (Chemicals) .......... 731
18,402
National Bank of Canada (Banks) ...... 2,906
3,339
Nutrien Ltd. (Chemicals) ............ 210
1,796
Onex Corp. (Capital Markets) ......... 134
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 358
66,482
Power Corp. of Canada (Insurance) ..... 4,145
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 110
31,754 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 508
15,487
Royal Bank of Canada (Banks) ........ 3,207
52,851
Shopify, Inc., Class A (IT Services)(a) ... 6,047
52,951
Sun Life Financial, Inc. (Insurance) ..... 4,158
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 309
18,439 Teck Resources Ltd., Class B (Metals &
Mining) ..................... 1,098

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
7,299 TFI International, Inc. (Ground
Transportation) ............... $ 1,051
11,447
The Bank of Nova Scotia (Banks) ...... 995
16,444
The Toronto-Dominion Bank (Banks) ... 2,000
22,457 Thomson Reuters Corp. (Professional
Services) .................... 1,834
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 3,185
80,388
Denmark — 1.40%
552 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 1,311
2,246
DSV A/S (Air Freight & Logistics) ..... 534
7,462
Genmab A/S (Biotechnology)(a)(b) ..... 2,046
127,453 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 6,123
10,014
Finland — 0.91%
4,385
Mandatum Oyj (Insurance)(b) ......... 28
145,888
Nokia Oyj (Communications Equipment) . 1,945
178,699
Nordea Bank Abp (Banks) ........... 3,388
3,710
Orion Oyj, Class B (Pharmaceuticals) ... 305
21,925
Sampo Oyj, Class A (Insurance) ....... 230
29,097 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 310
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 270
6,476
France — 7.55%
25,682
Air Liquide SA (Chemicals) .......... 5,085
47,723
AXA SA (Insurance) ............... 2,391
44,044
BNP Paribas SA (Banks) ............. 5,144
3,697
Cie de Saint-Gobain SA (Building Products) 335
99,973
Credit Agricole SA (Banks) ........... 2,011
1,749
Eiffage SA (Construction & Engineering)(b) 258
25,532
Engie SA (Multi-Utilities) ............ 804
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,045
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 4,487
2,746
L'Oreal SA (Personal Care Products) .... 1,204
3,764 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 2,082
8,075
Publicis Groupe SA (Media) .......... 798
978
Safran SA (Aerospace & Defense) ...... 385
12,717
Sanofi SA (Pharmaceuticals) .......... 1,087
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 11,444
98,039
Societe Generale SA (Banks) ......... 8,677
4,176
Thales SA (Aerospace & Defense) ...... 1,073
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... $ 1,788
7,086 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 829
22,865
Veolia Environnement SA (Multi-Utilities) 953
53,880
Germany — 7.57%
6,263 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 1,285
10,077
Allianz SE, Registered Shares (Insurance) 4,770
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 118
33,975
Commerzbank AG (Banks) ........... 1,447
113,622 Deutsche Bank AG, Registered Shares
(Banks) ..................... 3,848
21,575
Deutsche Boerse AG (Capital Markets) .. 5,884
60,277
Deutsche Post AG (Air Freight & Logistics) 3,664
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 3,503
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure) ................ 410
6,983
GEA Group AG (Machinery) ......... 479
1,115
Hannover Rueck SE (Insurance) ....... 309
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 7,746
5,214
Merck KGaA (Pharmaceuticals) ....... 874
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,418
243
Rheinmetall AG (Aerospace & Defense) . 276
36,196
SAP SE (Software) ................. 5,579
4,784 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 1,255
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 9,075
10,988 Siemens Energy AG (Electrical Equipment)
(b) ........................ 2,095
54,035
Hong Kong — 1.32%
483,480
AIA Group Ltd. (Insurance) .......... 4,426
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 407
334,000 China Common Rich Renewable Energy
Investment, Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 599
89,500
CLP Holdings Ltd. (Electric Utilities) ... 837
414,317
Link REIT (Retail REITs) ............ 1,933
76,000
MTR Corp. Ltd. (Ground Transportation) . 296

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. $ —
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(b) .................. 83
147,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 590
24,000 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 251
9,422
Ireland (Republic of) — 1.08%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,272
280,570
Bank of Ireland Group PLC (Banks) .... 5,590
25,494
Experian PLC (Professional Services) ... 859
7,721
Israel — 0.75%
862
Cyberark Software, Ltd. (Software)(a) ... 39
3,544
Elbit Systems Ltd. (Aerospace & Defense) 2,697
76,384 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 2,588
5,324
Italy — 1.92%
31,925 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 397
11,508
Buzzi SpA (Construction Materials) ..... 589
157,657
Enel SpA (Electric Utilities)(b) ........ 1,808
2,509
Ferrari N.V. (Automobiles) ........... 933
69,888
Generali (Insurance) ................ 3,407
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 1,080
29,273
Italgas SpA (Gas Utilities)(b) ......... 339
7,820
Iveco Group N.V. (Machinery) ........ 124
7,552 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 439
9,459
Poste Italiane SpA (Financial Services) .. 310
92,227
Snam S.p.A. (Gas Utilities) ........... 666
182,090 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 2,126
16,300
UniCredit SpA (Banks) .............. 1,461
13,679
Japan — 19.65%
14,500 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 2,983
6,845
AGC, Inc. (Building Products) ........ 296
23,400
Aisin Corp. (Automobile Components) .. 318
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,991
15,300
Amada Co. Ltd. (Machinery) ......... 282
30,400 Bridgestone Corp. (Automobile
Components) ................. 641
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ $ 981
8,600
Capcom Co. Ltd. (Entertainment) ...... 158
7,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 323
178,200
CyberAgent, Inc. (Media) ............ 1,502
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 491
163,600
Daiichi Life Group, Inc. (Insurance) .... 1,786
6,395 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 122
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 421
16,700
Denso Corp. (Automobile Components) .. 192
2,200
Fast Retailing Co. Ltd. (Specialty Retail) . 1,127
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 330
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 539
27,000
Fujikura Ltd. (Electrical Equipment) .... 1,070
109,000
Fujitsu Ltd. (IT Services)(b) .......... 2,166
10,000 Furukawa Electric Co. Ltd. (Electrical
Equipment) .................. 301
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 5,134
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 3,339
2,500 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 377
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 789
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 565
21,000
Isuzu Motors Ltd. (Automobiles) ....... 280
461,585 ITOCHU Corp. (Trading Companies &
Distributors) ................. 5,269
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,787
24,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 235
35,900 JX Advanced Metals Corp. (Metals &
Mining) ..................... 991
83,000
Kao Corp. (Personal Care Products) ..... 1,645
46,000 Kawasaki Heavy Industries Ltd.
(Machinery)(b) ............... 833
46,200 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 708
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,400
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 3,084
7,300 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 4,243
6,345
Komatsu Ltd. (Machinery) ........... 248
11,600
Kyoto Financial Group, Inc. (Banks) .... 323
1,800 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 572
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,846

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. $ 4,587
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 872
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 2,204
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 8,612
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 7,362
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,004
25,000 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 801
10,600
Mizuho Financial Group, Inc. (Banks) ... 509
87,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 6,261
73,500
NEC Corp. (IT Services) ............. 1,775
19,200
Nikon Corp. (Household Durables) ..... 270
6,300
Nippon Sanso Holdings Corp. (Chemicals) 234
154,000
Nippon Steel Corp. (Metals & Mining) .. 510
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 499
910,000 NTT, Inc. (Diversified Telecommunication
Services) .................... 810
10,800
ORIX Corp. (Financial Services) ....... 411
15,600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 1,038
63,500 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 322
15,500 Panasonic Holdings Corp. (Household
Durables) ................... 436
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,138
25,700 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,788
16,100
Ryohin Keikaku Co. Ltd. (Broadline Retail) 352
30,600
SBI Holdings, Inc. (Capital Markets) .... 502
9,600 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,077
35,552
Sekisui House Ltd. (Household Durables) 739
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 741
17,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 302
95,700 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 3,550
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,459
102,500
Sony Group Corp. (Household Durables) . 2,063
142,800 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 2,650
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,664
9,600 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 223
22,400
The Chiba Bank Ltd. (Banks) ......... 343
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,306
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... $ 12,802
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 2,011
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(b) .. 206
485,000
Toyota Motor Corp. (Automobiles)(b) ... 8,127
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 756
58,300
Unicharm Corp. (Household Products) ... 338
293,700
Yokohama Financial Group, Inc. (Banks) . 3,163
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 757
17,100
ZOZO, Inc. (Specialty Retail)(b) ....... 121
140,383
Luxembourg — 0.61%
27,423
ArcelorMittal SA (Metals & Mining) .... 1,653
96,377
Tenaris SA (Energy Equipment & Services) 2,668
4,321
Mexico — 0.04%
7,744
Fresnillo PLC (Metals & Mining) ...... 282
Netherlands — 5.77%
57,506
ABN AMRO Bank N.V., Class CV (Banks) 2,446
73,595
Aegon Ltd. (Insurance) .............. 626
23,149
Airbus SE (Aerospace & Defense) ...... 5,150
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,510
1,819
Argenx SE (Biotechnology)(a) ........ 1,686
513 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 590
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 21,611
4,144
EXOR N.V. (Financial Services) ....... 317
21,064
ING Groep N.V. (Banks) ............. 665
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 2,096
4,482
Nebius Group N.V., Class A (Software)(a) 1,238
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,054
206,567
Stellantis N.V. (Automobiles)(a) ....... 1,180
11,119 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 193
1,552
Topicus.com, Inc. (Software)(a) ........ 99
11,488
Wolters Kluwer N.V. (Professional Services) 743
41,204
New Zealand — 0.09%
67,210 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 319
6,147
Xero Ltd. (Software)(a) ............. 309
628

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway — 0.61%
11,596
DNB Bank ASA (Banks) ............ $ 345
96,198 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 3,034
21,419
Salmar ASA (Food Products) ......... 1,003
4,382
Poland — 0.09%
37,399
InPost SA (Air Freight & Logistics)(a) ... 659
Singapore — 1.16%
532,772 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 1,026
179,628 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 330
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 252
63,580
DBS Group Holdings Ltd. (Banks) ..... 3,220
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 278
6,595
Sea Ltd., ADR (Broadline Retail)(a) .... 632
146,300
Sembcorp Industries Ltd. (Multi-Utilities) 720
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 349
18,700
Singapore Exchange Ltd. (Capital Markets) 349
6,600
United Overseas Bank Ltd. (Banks) ..... 203
320,900
Wilmar International Ltd. (Food Products) 896
8,255
South Africa — 0.03%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 26
2,524
Valterra Platinum Ltd. (Metals & Mining) 170
196
Spain — 3.68%
1,698
Acciona SA (Electric Utilities) ........ 538
4,787 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 704
14,510 Aena SME SA (Transportation
Infrastructure)(b) .............. 442
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 15,624
44,082
Banco Santander SA (Banks)(b) ....... 612
28,433
Bankinter SA (Banks) ............... 476
62,673
CaixaBank SA (Banks) .............. 888
264,265
Iberdrola SA (Electric Utilities) ........ 6,577
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 449
26,310
Sweden — 2.44%
1,283
Alleima AB (Metals & Mining) ........ 12
10,590
Assa Abloy AB, Class B (Building Products) 374
90,968
Atlas Copco AB, Class A (Machinery) ... 1,844
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
59,272
Atlas Copco AB, Class B (Machinery) ... $ 1,051
51,812
Essity AB, Class B (Household Products) . 1,467
53,905 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 446
9,284
Investor AB, Class B (Financial Services) 386
11,977 Securitas AB, Class B (Commercial Services
& Supplies) .................. 197
51,934 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 1,034
796
Spotify Technology SA (Entertainment)(a) 365
32,522
Swedbank AB, Class A (Banks) ........ 1,215
152,471 Tele2 AB, Class B (Wireless
Telecommunication Services) ..... 2,654
492,259 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 2,398
117,701
Volvo AB, Class B (Machinery) ........ 4,006
17,449
Switzerland — 8.97%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 14,791
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 698
700 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 968
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 4,576
13,970
Coca-Cola HBC AG (Beverages)(a) ..... 910
4,116
DSM-Firmenich AG (Chemicals) ...... 391
387,007
Glencore PLC (Metals & Mining)(a)(b) .. 2,638
1,769
Helvetia Baloise Holding AG (Insurance) . 456
4,277 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,886
8,432 Medacta Group SA (Health Care Equipment
& Supplies)( d ) ................ 1,419
52,513 Nestle SA, Registered Shares (Food
Products) .................... 5,387
63,879 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 9,987
12,159
Roche Holding AG (Pharmaceuticals) ... 5,000
13,543
Sandoz Group AG (Pharmaceuticals) .... 1,224
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 935
191,523
UBS Group AG (Capital Markets) ...... 9,495
3,139
Zurich Insurance Group AG (Insurance)(b) 2,322
64,083
United Kingdom — 11.10%
38,163
3i Group PLC (Capital Markets) ....... 1,255
5,633
Admiral Group PLC (Insurance) ....... 266
21,731
Anglo American PLC (Metals & Mining) . 1,066
53,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 9,926

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
153,808
Aviva PLC (Insurance) .............. $ 1,326
121,738
BAE Systems PLC (Aerospace & Defense) 2,983
88,742
Barclays PLC (Banks)(b) ............ 595
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 338
51,346
British American Tobacco PLC (Tobacco) 3,177
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 446
11,866 Coca-Cola Europacific Partners PLC
(Beverages) .................. 1,187
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,228
16,854
Diageo PLC (Beverages) ............ 339
8,324
Endeavour Mining PLC (Metals & Mining) 408
45,133
GSK PLC (Pharmaceuticals) .......... 1,185
176,859
Haleon PLC (Pharmaceuticals) ........ 815
255,187
HSBC Holdings PLC (Banks) ......... 4,825
90,451
Imperial Brands PLC (Tobacco) ....... 3,342
242,896
Informa PLC (Media) ............... 2,914
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 1,129
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 2,039
114,719
Kingfisher PLC (Specialty Retail) ...... 431
134,325
Legal & General Group PLC (Insurance) . 509
114,631
National Grid PLC (Multi-Utilities) ..... 1,890
4,989
Next PLC (Broadline Retail) .......... 962
16,942 Pearson PLC (Diversified Consumer
Services) .................... 269
9,425 Reckitt Benckiser Group PLC (Household
Products) .................... 614
56,944
RELX PLC (Professional Services) ..... 1,799
66,751
Rio Tinto PLC (Metals & Mining) ...... 6,314
139,580 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 2,675
7,432
Severn Trent PLC (Water Utilities)(b) ... 291
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 11,280
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,447
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 412
44,660
SSE PLC (Electric Utilities)(b) ........ 1,441
85,307
St James's Place PLC (Capital Markets) .. 1,371
33,934
The Sage Group PLC (Software) ....... 368
18,373
The Weir Group PLC (Machinery)(b) .... 586
49,420
Unilever PLC (Personal Care Products) .. 2,968
10,568 United Utilities Group PLC (Water Utilities)
(b) ........................ 183
147,055 Verisure PLC (Commercial Services &
Supplies)(a) .................. 1,639
79,238
United States — 0.89%
7,239
Linde PLC (Chemicals) ............. 3,754
5,390
Octave Intelligence PLC (Software)(a) ... 87
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,896
Palo Alto Networks, Inc. (Software)(a) ... $ 647
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 485
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 125
17,119 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... 1,249
6,347
Total Common Stocks (cost $262,661 ) .. 680,499
Right — 0.00%
Spain — 0.00%
4,787 ACS Actividades de Construccion y
Servicios SA, 7/13/26 (Financial
Services)(a) .................. 10
Total Right (cost $10 ) .............. 10
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Companies — 3.74%
International Equity Funds — 2.91%
42,115
iShares Core MSCI EAFE ETF ........ 4,067
233,754
Vanguard FTSE Developed Markets ETF . 16,655
20,722
Money Market Funds — 0.83%
5,957,770 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.53%(e) .................... 5,958
Total Investment Companies (cost
$18,557 ) ........................ 26,680
Total Investments (cost $281,228 ) —
99.03% ..................... 707,189
Net other assets (liabilities) — 0.97% .. 6,914
Net Assets - 100.00% .............. $ 714,103
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2026
As of June 30, 2026, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager.
(e) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 33 9/18/26 $ 5,190 $ 47
$ 5,190 $ 47
Total Unrealized Appreciation ..................... $ 47
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 47

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2026
69
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 44.60%
Australia — 1.83%
41,497
ANZ Group Holdings Ltd. (Banks) ..... $ 1,012
57,468
APA Group (Gas Utilities) ........... 403
7,386 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 313
9,150
ASX Ltd. (Capital Markets) .......... 338
69,732
BHP Group Ltd. (Metals & Mining) ..... 2,904
29,961 Brambles Ltd. (Commercial Services &
Supplies) .................... 404
5,297 CAR Group Ltd. (Interactive Media &
Services) .................... 95
2,818 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 236
40,740 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 686
22,934
Commonwealth Bank of Australia (Banks) 2,612
8,926
Computershare Ltd. (Professional Services) 237
8,019
CSL Ltd. (Biotechnology) ............ 639
27,540
Evolution Mining Ltd. (Metals & Mining) 228
22,261
Fortescue Ltd. (Metals & Mining) ...... 296
27,574
Goodman Group (Industrial REITs) ..... 595
58,355
Insurance Australia Group Ltd. (Insurance) 326
20,693 Lynas Rare Earths Ltd. (Metals & Mining)
(a) ........................ 260
4,972
Macquarie Group Ltd. (Capital Markets) . 864
114,733
Medibank Pvt Ltd. (Insurance) ........ 395
42,093
National Australia Bank Ltd. (Banks) .... 1,105
32,808 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 434
60,785
Origin Energy Ltd. (Electric Utilities) ... 462
43,251
PLS Group Ltd. (Metals & Mining)(a)(b) . 152
834
Pro Medicus Ltd. (Health Care Technology) 118
10,656
Qantas Airways Ltd. (Passenger Airlines) . 78
25,053
QBE Insurance Group Ltd. (Insurance) .. 436
688 REA Group Ltd. (Interactive Media &
Services) .................... 66
5,157
Rio Tinto Ltd. (Metals & Mining) ...... 620
44,488 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 221
70,502
Scentre Group (Retail REITs) ......... 188
2,657 SGH Ltd. (Trading Companies &
Distributors) ................. 86
165,922 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 316
19,148 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 276
62,008
South32 Ltd. (Metals & Mining) ....... 168
33,267
Stockland (Diversified REITs) ......... 94
19,897
Suncorp Group Ltd. (Insurance) ....... 266
141,158 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 495
91,816 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 365
63,804 Transurban Group (Transportation
Infrastructure) ................ 635
51,136
Vicinity Ltd. (Retail REITs)(b) ........ 91
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
4,513 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 144
15,605
Wesfarmers Ltd. (Broadline Retail) ..... 976
46,996
Westpac Banking Corp. (Banks) ....... 1,145
2,630
WiseTech Global Ltd. (Software) ....... 60
26,190 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 506
28,753 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 795
23,141
Austria — 0.09%
1,020
BAWAG Group AG (Banks)(b) ........ 204
4,222
Erste Group Bank AG (Banks)(b) ...... 565
2,051
OMV AG (Oil, Gas & Consumable Fuels) 129
1,833 Raiffeisen Bank International AG (Banks)
(b) ........................ 117
972
Verbund AG (Electric Utilities) ........ 62
1,077
Belgium — 0.44%
3,767
Ageas SA/N.V. (Insurance)(b) ......... 301
39,474 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 3,262
604
D'ieteren Group (Distributors) ......... 118
1,971 Elia Group SA/N.V., Class B (Electric
Utilities)(b) .................. 313
260
Financiere de Tubize SA (Pharmaceuticals) 69
2,142 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 195
3,155
KBC Group N.V. (Banks) ............ 431
20
Lotus Bakeries N.V. (Food Products)(b) .. 266
220
Sofina SA (Financial Services) ........ 56
955
Syensqo SA (Chemicals) ............. 71
1,665
UCB SA (Pharmaceuticals) ........... 498
5,580
Canada — 1.68%
12,240
Agnico Eagle Mines Ltd. (Metals & Mining) 1,902
2,486 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 158
6,381
AltaGas Ltd. (Gas Utilities) ........... 236
54,341
Barrick Mining Corp. (Metals & Mining) . 1,998
16,289 BCE, Inc. (Diversified Telecommunication
Services) .................... 351
335 Canadian Imperial Bank of Commerce
(Banks) ..................... 39
19,696 Canadian National Railway Co. (Ground
Transportation) ............... 2,351
25,820 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 2,239
1,612 Canadian Tire Corp. Ltd., Class A
(Broadline Retail) ............. 222
8,571 Canadian Utilities Ltd., Class A (Multi-
Utilities) .................... 319

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,384 CCL Industries, Inc., Class B (Containers &
Packaging)(b) ................ $ 90
6,105 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 2,227
1,930
CGI, Inc. (IT Services) .............. 125
2,237
Dollarama, Inc. (Broadline Retail) ...... 296
2,431 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 50
7,260
Emera, Inc. (Electric Utilities) ......... 385
10,016 Empire Co. Ltd., Class A (Consumer Staples
Distribution & Retail) ........... 351
3,943 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 214
101
Fairfax Financial Holdings Ltd. (Insurance) 166
828 FirstService Corp. (Real Estate Management
& Development) .............. 118
6,687
Fortis, Inc. (Electric Utilities) ......... 383
3,811 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 274
5,121 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 188
5,811
Great-West Lifeco, Inc. (Insurance) ..... 370
8,582
Hydro One Ltd. (Electric Utilities)(b) .... 354
1,252
Intact Financial Corp. (Insurance)(b) .... 258
4,054 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 163
7,312 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 332
4,810 Metro, Inc., Class A (Consumer Staples
Distribution & Retail) ........... 308
440
National Bank of Canada (Banks) ...... 69
2,693 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 125
4,888
Power Corp. of Canada (Insurance) ..... 305
8,306 Rogers Communications, Inc., Class
B (Wireless Telecommunication
Services) .................... 270
7,237
Saputo, Inc. (Food Products)(b) ........ 210
21,563
Shopify, Inc., Class A (IT Services)(a) ... 2,461
1,035
Sun Life Financial, Inc. (Insurance) ..... 81
2,203 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 146
28,669 TELUS Corp. (Diversified
Telecommunication Services) ..... 303
1,291
The Bank of Nova Scotia (Banks) ...... 112
516
The Toronto-Dominion Bank (Banks) ... 63
2,720 Thomson Reuters Corp. (Professional
Services) .................... 222
6,499
TMX Group Ltd. (Capital Markets) ..... 213
692 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 114
21,161
Chile — 0.02%
4,720
Antofagasta PLC (Metals & Mining) .... 240
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 0.01%
36,400 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. $ 97
Czech Republic — 0.00%
2,060
CSG NV (Aerospace & Defense)(a) ..... 30
Denmark — 1.33%
36 A.P. Moller - Maersk A/S, Class A (Marine
Transportation) ............... 83
43 A.P. Moller - Maersk A/S, Class B (Marine
Transportation) ............... 102
3,179
Carlsberg A/S, Class B (Beverages) ..... 416
5,093 Coloplast A/S, Class B (Health Care
Equipment & Supplies) ......... 290
8,542
Danske Bank A/S (Banks) ............ 458
1,180 Demant A/S (Health Care Equipment &
Supplies)^(a) ................. 48
2,637
DSV A/S (Air Freight & Logistics) ..... 628
836
Genmab A/S (Biotechnology)(a)(b) ..... 229
131,750
Novo Nordisk A/S, ADR (Pharmaceuticals) 6,315
93,815 Novo Nordisk A/S, Class B
(Pharmaceuticals) ............. 4,505
7,514
Novonesis Novozymes B (Chemicals) ... 474
8,880 Orsted A/S (Independent Power and
Renewable Electricity Producers)(a)(b) 200
1,041 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 120
4,991 ROCKWOOL A/S, Class B (Building
Products) .................... 161
16,182
Tryg A/S (Insurance)(b) ............. 369
84,358 Vestas Wind Systems A/S (Electrical
Equipment) .................. 2,389
16,787
Finland — 0.86%
66,586 Amer Sports, Inc. (Textiles, Apparel &
Luxury Goods)(a) ............. 2,254
5,958 Elisa Oyj (Diversified Telecommunication
Services) .................... 250
5,923
Fortum Oyj (Electric Utilities) ......... 137
10,700 Kesko Oyj, Class B (Consumer Staples
Distribution & Retail) ........... 239
5,580
Kone Oyj, Class B (Machinery) ........ 317
8,735
Metso Oyj (Machinery)(b) ........... 152
5,821
Neste Oyj (Oil, Gas & Consumable Fuels) 190
230,399
Nokia Oyj (Communications Equipment) . 3,073
41,914
Nordea Bank Abp (Banks) ........... 795
2,765
Orion Oyj, Class B (Pharmaceuticals) ... 227
252,112
Sampo Oyj, Class A (Insurance) ....... 2,648
7,627 Stora Enso Oyj, Class R (Paper & Forest
Products) .................... 81
7,337 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 194

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
6,832
Wartsila Oyj Abp (Machinery) ......... $ 261
10,818
France — 4.86%
733
Abivax SA (Biotechnology)^(a) ........ 97
2,562
Accor SA (Hotels, Restaurants & Leisure) 149
866 Aeroports de Paris SA (Transportation
Infrastructure)^ ............... 113
8,728
Air Liquide SA (Chemicals) .......... 1,728
5,029
Alstom SA (Machinery)(a) ........... 88
889
Amundi SA (Capital Markets)(b) ....... 85
21,362
AXA SA (Insurance) ............... 1,070
4,535
Ayvens SA (Ground Transportation)(b) .. 60
4,332 BioMerieux (Health Care Equipment &
Supplies) .................... 340
13,558
BNP Paribas SA (Banks) ............. 1,583
51,925
Bollore SE (Oil, Gas & Consumable Fuels) 240
6,024
Bouygues SA (Construction & Engineering) 336
10,349
Bureau Veritas SA (Professional Services) 317
2,105
Capgemini SE (IT Services) .......... 211
27,747 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 515
31,372
Cie de Saint-Gobain SA (Building Products) 2,845
11,110 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 429
2,988
Covivio SA (Diversified REITs) ....... 183
15,553
Credit Agricole SA (Banks) ........... 313
14,564
Danone SA (Food Products) .......... 1,190
1,142 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 375
9,200
Dassault Systemes SE (Software) ...... 188
3,252
Edenred SE (Financial Services) ....... 84
904
Eiffage SA (Construction & Engineering)(b) 133
37,533
Engie SA (Multi-Utilities) ............ 1,181
15,007 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 2,818
11,096 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 271
3,134
Gecina SA (Office REITs)(b) .......... 263
19,688
Getlink SE (Transportation Infrastructure) 418
355 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 649
33,932 Hermes International SCA, ADR (Textiles,
Apparel & Luxury Goods) ....... 6,211
1,778
Ipsen SA (Pharmaceuticals) ........... 343
979 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 277
11,143
Klepierre SA (Retail REITs) .......... 466
3,513
Legrand SA (Electrical Equipment) ..... 595
8,585
L'Oreal SA (Personal Care Products) .... 3,763
64,800 LVMH Moet Hennessy Louis Vuitton SE,
ADR (Textiles, Apparel & Luxury
Goods) ..................... 7,167
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
3,421 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) $ 1,892
46,640 Orange SA (Diversified Telecommunication
Services)(b) .................. 880
2,764
Pernod Ricard SA (Beverages) ........ 201
3,095
Publicis Groupe SA (Media) .......... 306
2,767
Renault SA (Automobiles) ........... 79
2,932 Rexel SA (Trading Companies &
Distributors) ................. 128
4,726
Safran SA (Aerospace & Defense) ...... 1,862
42,950
Sanofi SA (Pharmaceuticals) .......... 3,672
384 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 80
14,769 Schneider Electric SE (Electrical
Equipment)(b) ................ 4,832
8,747
Societe Generale SA (Banks) ......... 774
7,919
Sodexo SA (Hotels, Restaurants & Leisure) 458
2,225
Thales SA (Aerospace & Defense) ...... 572
51,831 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 4,008
1,483 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 174
8,181
Veolia Environnement SA (Multi-Utilities) 341
21,620
Vinci SA (Construction & Engineering) .. 3,157
397,440
Vivendi SE (Entertainment) .......... 982
61,492
Germany — 3.24%
2,219 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 455
5,202
Allianz SE, Registered Shares (Insurance) 2,462
12,198
BASF SE (Chemicals) .............. 652
13,505 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 747
3,753 Bayerische Motoren Werke AG
(Automobiles) ................ 246
6,106
Beiersdorf AG (Personal Care Products) .. 526
2,891 Brenntag SE (Trading Companies &
Distributors) ................. 176
8,890
Commerzbank AG (Banks) ........... 379
1,567
Continental AG (Automobile Components) 130
2,737 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 160
6,241
Daimler Truck Holding AG (Machinery) . 301
2,284 Delivery Hero SE, Class A (Hotels,
Restaurants & Leisure)^(a)(b) ..... 93
24,816 Deutsche Bank AG, Registered Shares
(Banks) ..................... 840
3,545
Deutsche Boerse AG (Capital Markets) .. 967
7,721 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 88
12,615
Deutsche Post AG (Air Freight & Logistics) 767
58,386 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 1,592
51,054
E.ON SE (Multi-Utilities) ............ 1,050

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
3,594
Evonik Industries AG (Chemicals) ...... $ 65
7,013 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 317
10,320 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 471
4,774
GEA Group AG (Machinery) ......... 328
1,773
Hannover Rueck SE (Insurance) ....... 491
1,819 Heidelberg Materials AG (Construction
Materials)(b) ................. 347
1,359 Henkel AG & Co. KGaA (Household
Products) .................... 108
837
Hensoldt AG (Aerospace & Defense) .... 65
203 HOCHTIEF AG (Construction &
Engineering) ................. 118
46,328 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 4,364
952
Knorr-Bremse AG (Machinery) ........ 111
4,157 LEG Immobilien SE (Real Estate
Management & Development) ..... 263
9,772
Mercedes-Benz Group AG (Automobiles) 491
3,397
Merck KGaA (Pharmaceuticals) ....... 570
742 MTU Aero Engines AG (Aerospace &
Defense) .................... 309
2,043 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,141
737
Nemetschek SE (Software) ........... 45
211
Rational AG (Machinery) ............ 154
2,256
Rheinmetall AG (Aerospace & Defense) . 2,567
13,732 RWE AG (Independent Power and
Renewable Electricity Producers)(b) 888
27,113
SAP SE (Software) ................. 4,179
344 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 90
3,913 Scout24 SE (Interactive Media & Services)
(b) ........................ 324
17,471 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,616
21,768 Siemens Energy AG (Electrical Equipment)
(b) ........................ 4,149
8,709 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 340
5,737
Symrise AG, Class A (Chemicals)(b) .... 575
1,196
Talanx AG (Insurance) .............. 151
21,633 Vonovia SE (Real Estate Management &
Development) ................ 534
3,202
Zalando SE (Specialty Retail)(a)(b) ..... 93
40,895
Guernsey — 0.08%
1,000,663 Chrysalis Investments Ltd. (Financial
Services)(a)(b) ................ 1,024
Hong Kong — 0.67%
343,518
AIA Group Ltd. (Insurance) .......... 3,145
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
50,195
BOC Hong Kong Holdings Ltd. (Banks) . $ 272
588,000 China Common Rich Renewable Energy
Investment, Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
25,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 142
36,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 309
26,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 202
36,719
CLP Holdings Ltd. (Electric Utilities) ... 343
755 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 71
26,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 98
18,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 60
158,550 HKT Trust & HKT Ltd., Class SS
(Diversified Telecommunication
Services)(b) .................. 236
252,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 210
16,500 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 768
25,840 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 184
3,800 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 235
36,106
Link REIT (Retail REITs) ............ 168
30,000
MTR Corp. Ltd. (Ground Transportation) . 117
37,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 276
34,522
Prudential PLC (Insurance) ........... 458
99,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 131
18,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 72
17,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 257
10,930 Swire Pacific Ltd., Class A (Industrial
Conglomerates) ............... 114
19,000
Techtronic Industries Co. Ltd. (Machinery) 316
151,856
WH Group Ltd. (Food Products)(b) ..... 161
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 63
8,408
Ireland (Republic of) — 0.89%
15,003 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 2,187
4,042 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 590
29,186
AIB Group PLC (Banks)(b) .......... 343
13,133
Bank of Ireland Group PLC (Banks) .... 262
21,336
CRH PLC (Construction Materials) ..... 2,283

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
74,369
Experian PLC (Professional Services) ... $ 2,506
2,167 Kerry Group PLC, Class A (Food Products)
(b) ........................ 199
2,127
Kingspan Group PLC (Building Products) 194
5,849 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 183
39,191 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 2,537
11,284
Israel — 0.49%
855 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 116
18,273
Bank Hapoalim BM (Banks) .......... 422
20,026
Bank Leumi Le-Israel BM, Class IS (Banks) 449
1,981 Check Point Software Technologies Ltd.
(Software)(a) ................. 261
606
Elbit Systems Ltd. (Aerospace & Defense) 461
1,946 Enlight Renewable Energy, Ltd.
(Independent Power and Renewable
Electricity Producers)(a) ......... 172
1,656 Harel Insurance Investments & Financial
Services Ltd. (Insurance)(b) ...... 87
32,248
ICL Group Ltd. (Chemicals) .......... 162
1
Isracard Ltd. (Consumer Finance) ...... —
16,027
Israel Discount Bank Ltd., Class A (Banks) 159
2,038
Mizrahi Tefahot Bank Ltd. (Banks) ..... 135
685
Nice Ltd. (Software)(a) .............. 62
586 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 312
2,450 OPC Energy Ltd. (Independent Power and
Renewable Electricity Producers)(a) 76
3,204
Phoenix Financial Ltd. (Insurance) ..... 177
63,418 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 2,140
16,287 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 552
1,513 Tower Semiconductor Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... 392
6,135
Italy — 1.82%
2,828 Banca Mediolanum SpA (Financial
Services) .................... 70
25,980 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 323
15,536
Banco BPM SpA (Banks) ............ 269
21,467
BPER Banca SPA (Banks) ........... 337
1,141
Buzzi SpA (Construction Materials) ..... 58
42,421 Davide Campari-Milano N.V., Class M
(Beverages)(b) ................ 265
318,637
Enel SpA (Electric Utilities)(b) ........ 3,654
30,116
Eni SpA (Oil, Gas & Consumable Fuels) . 707
1,686
Ferrari N.V. (Automobiles) ........... 627
6,792
Ferrari N.V. (Automobiles) ........... 2,528
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
8,403
FinecoBank Banca Fineco SpA (Banks) .. $ 211
13,377
Generali (Insurance) ................ 652
31,024 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)^(b) ................. 219
530,001
Intesa Sanpaolo SpA (Banks)(b) ....... 3,642
8,367
Italgas SpA (Gas Utilities)(b) ......... 97
5,612
Leonardo SpA (Aerospace & Defense) ... 301
4,011 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 233
10,567
Poste Italiane SpA (Financial Services)^ .. 346
16,665
Prysmian SpA (Electrical Equipment) ... 2,806
4,345 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 255
62,186
Snam S.p.A. (Gas Utilities) ........... 449
32,358 Telecom Italia Spa Milano (Diversified
Telecommunication Services)(a) ... 295
43,199 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 504
45,051
UniCredit SpA (Banks) .............. 4,037
4,712
Unipol Assicurazioni SpA (Insurance) ... 132
23,017
Japan — 8.16%
10,100 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 2,079
62,500 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 517
4,865
AGC, Inc. (Building Products)^ ........ 210
6,500
Aisin Corp. (Automobile Components) .. 88
16,400
Ajinomoto Co., Inc. (Food Products) .... 598
17,000
ANA Holdings, Inc. (Passenger Airlines)(b) 311
42,100
Asahi Group Holdings Ltd. (Beverages)(b) 400
27,110
Asahi Kasei Corp. (Chemicals) ........ 301
9,200 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 250
37,890
Astellas Pharma, Inc. (Pharmaceuticals) .. 507
10,500 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 243
17,920 Bridgestone Corp. (Automobile
Components)^ ................ 378
49,589 Broadmedia Corp. (Diversified
Telecommunication Services) ..... 545
38,100
Calbee, Inc. (Food Products) .......... 692
10,947 Canon, Inc. (Technology Hardware, Storage
& Peripherals)^ ............... 280
3,700
Capcom Co. Ltd. (Entertainment) ...... 68
19,000 Central Japan Railway Co. (Ground
Transportation) ............... 406
18,200 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 344
11,500 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 531
8,778 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 161

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,300
Daifuku Co. Ltd. (Machinery) ......... $ 191
47,300
Daiichi Life Group, Inc. (Insurance) .... 517
23,400
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 376
3,700
Daikin Industries Ltd. (Building Products) 564
17,635 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 337
12,530 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 339
17,600 Daiwa Securities Group, Inc. (Capital
Markets) .................... 175
23,000
Denso Corp. (Automobile Components) .. 265
30,700
Denyo Co., Ltd. (Electrical Equipment) .. 686
1,200 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 624
24,700 East Japan Railway Co. (Ground
Transportation) ............... 516
6,300
Ebara Corp. (Machinery) ............ 247
39,372 Eiken Chemical Co. Ltd. (Health Care
Equipment & Supplies) ......... 619
9,500
Eisai Co. Ltd. (Pharmaceuticals) ....... 239
35,278 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 261
12,800
FANUC Corp. (Machinery) ........... 589
2,600
Fast Retailing Co. Ltd. (Specialty Retail) . 1,332
1,900
Fuji Electric Co. Ltd. (Electrical Equipment) 161
15,230 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 326
20,700
Fujikura Ltd. (Electrical Equipment) .... 821
23,200
Fujitsu Ltd. (IT Services)(b) .......... 461
9,000 Furukawa Electric Co. Ltd. (Electrical
Equipment) .................. 271
47,600 GungHo Online Entertainment, Inc.
(Entertainment) ............... 642
10,600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation)(b) ............. 279
120,078 Helios Techno Holding Co. Ltd. (Electrical
Equipment) .................. 696
600 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 132
133,800
Hitachi Ltd. (Industrial Conglomerates) .. 3,704
49,462
Honda Motor Co. Ltd. (Automobiles) ... 446
4,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 758
22,900 Hulic Co. Ltd. (Real Estate Management &
Development)^ ............... 240
3,200 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 483
16,895 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 124
13,300
IHI Corp. (Machinery) .............. 225
50,900
Ines Corp. (IT Services) ............. 670
12,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 244
7,070
Isuzu Motors Ltd. (Automobiles) ....... 94
76,090 ITOCHU Corp. (Trading Companies &
Distributors) ................. 868
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
12,600 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ $ 220
13,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 166
24,700
Japan Post Bank Co. Ltd. (Banks)(b) .... 470
23,160
Japan Post Holdings Co. Ltd. (Insurance)(b) 311
6,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 65
18,627
Japan Tobacco, Inc. (Tobacco) ......... 687
13,400
JFE Holdings, Inc. (Metals & Mining)(b) . 129
7,400 JX Advanced Metals Corp. (Metals &
Mining) ..................... 204
5,600
Kajima Corp. (Construction & Engineering) 204
27,200
Kao Corp. (Personal Care Products) ..... 539
10,000 Kawasaki Heavy Industries Ltd.
(Machinery)(b) ............... 181
4,600 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 71
56,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 947
2,600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,314
9,800
Kikkoman Corp. (Food Products) ...... 101
4,300 Kioxia Holdings Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 2,501
28,010
Kirin Holdings Co. Ltd. (Beverages)^ ... 484
18,600 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 301
11,790
Komatsu Ltd. (Machinery) ........... 460
1,900
Konami Group Corp. (Entertainment) ... 208
13,300
Kubota Corp. (Machinery) ........... 223
15,980 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 354
19,000
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 302
1,100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 349
65,472
LIFENET INSURANCE Co. (Insurance)(a) 630
109,000
LY Corp. (Interactive Media & Services) . 290
11,300
M3, Inc. (Health Care Technology) ..... 126
2,900
Makita Corp. (Machinery) ........... 104
19,371 Marubeni Corp. (Trading Companies &
Distributors) ................. 565
14,400 Maruzen Showa Unyu Co. Ltd. (Ground
Transportation) ............... 656
16,100 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 238
65,500
Max Co., Ltd. (Machinery) ........... 691
4,500
MINEBEA MITSUMI, Inc. (Machinery) . 133
16,810 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 118
41,420 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,108
26,290 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 964
14,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 362

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
20,300 Mitsubishi HC Capital, Inc. (Financial
Services) .................... $ 164
43,870 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 997
146,282 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,916
32,332 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 903
33,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 314
700
Mitsui Kinzoku Co. Ltd. (Metals & Mining) 187
7,000 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 225
32,552
Mizuho Financial Group, Inc. (Banks) ... 1,564
17,900 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 204
16,400 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 425
22,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,594
94,593
Nakano Corp. (Construction & Engineering) 732
16,850
NEC Corp. (IT Services) ............. 407
7,000
Nexon Co. Ltd. (Entertainment)^ ....... 93
11,500
NIDEC Corp. (Electrical Equipment)(a) .. 189
15,000
Nintendo Co. Ltd. (Entertainment) ...... 631
515
Nippon Building Fund, Inc. (Office REITs) 400
32,600 Nippon Paint Holdings Co. Ltd.
(Chemicals)^(b) ............... 213
2,300
Nippon Sanso Holdings Corp. (Chemicals) 85
95,400
Nippon Steel Corp. (Metals & Mining) .. 316
8,300
Nippon Yusen KK (Marine Transportation)^ 269
33,200
Nissan Motor Co. Ltd. (Automobiles)(a) . 61
109,850
Nissan Shatai Co. Ltd. (Automobiles) ... 643
25,800
Nitori Holdings Co. Ltd. (Specialty Retail) 383
9,400
Nitto Denko Corp. (Chemicals) ........ 185
40,700
Nomura Holdings, Inc. (Capital Markets) . 357
9,720 Nomura Research Institute Ltd. (IT
Services) .................... 272
48,400
Noritz Corp. (Household Durables) ..... 682
694,200 NTT, Inc. (Diversified Telecommunication
Services) .................... 618
10,500 Obayashi Corp. (Construction &
Engineering) ................. 212
16,100
Obic Co. Ltd. (IT Services) ........... 378
19,500 Olympus Corp. (Health Care Equipment &
Supplies) .................... 204
5,000
Oracle Corp. Japan (Software) ......... 256
30,100 Oriental Land Co Ltd. (Hotels, Restaurants
& Leisure) ................... 458
15,000
ORIX Corp. (Financial Services) ....... 571
9,545
Osaka Gas Co. Ltd. (Gas Utilities) ...... 322
46,800
Osaka Steel Co. Ltd. (Metals & Mining)(a) 659
16,000
Otsuka Corp. (IT Services)^ .......... 274
8,100
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 539
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
48,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. $ 247
31,900 Panasonic Holdings Corp. (Household
Durables) ................... 898
20,100
Rakuten Group, Inc. (Broadline Retail)(a)(b) 94
18,300 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,273
23,900 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 738
28,885
Resona Holdings, Inc. (Banks) ........ 377
2,500
Resonac Holdings Corp. (Chemicals) .... 278
13,700
Ryohin Keikaku Co. Ltd. (Broadline Retail) 299
13,000 Sanken Electric Co., Ltd. (Semiconductors
& Semiconductor Equipment)(a) ... 927
12,000
Sanrio Co. Ltd. (Specialty Retail) ...... 81
7,400
SBI Holdings, Inc. (Capital Markets) .... 121
2,200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 247
11,000 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 437
11,800 Seibu Holdings, Inc. (Ground
Transportation) ............... 231
6,200 Sekisui Chemical Co. Ltd. (Industrial
Conglomerates) ............... 99
10,025
Sekisui House Ltd. (Household Durables) 209
40,090 Seven & i Holdings Co., Ltd. (Consumer
Staples Distribution & Retail) ..... 481
32,200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 306
5,400 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 138
2,400
Shimano, Inc. (Leisure Products)^ ...... 256
6,600 Shimizu Corp. (Construction &
Engineering) ................. 105
22,525
Shin-Etsu Chemical Co. Ltd. (Chemicals) 982
19,900
Shionogi & Co. Ltd. (Pharmaceuticals) .. 340
10,800
Shiseido Co. Ltd. (Personal Care Products)^ 175
700
SMC Corp. (Machinery) ............. 313
53,700
SMS Co. Ltd. (Professional Services) ... 741
593,640 SoftBank Corp. (Wireless
Telecommunication Services) ..... 758
51,100 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,896
11,180
Sompo Holdings, Inc. (Insurance) ...... 425
177,100
Sony Group Corp. (Household Durables) . 3,564
43,707 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 649
7,154
Subaru Corp. (Automobiles) .......... 105
115,000 Sugimura Warehouse Co. Ltd. (Commercial
Services & Supplies) ........... 658
55,760 Sumitomo Corp. (Trading Companies &
Distributors) ................. 536
39,280 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 729

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... $ 148
49,809 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,953
8,500
Sumitomo Mitsui Trust Group, Inc. (Banks) 317
8,200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 190
12,100 Sun Corp. (Technology Hardware, Storage
& Peripherals) ................ 642
11,700 Suntory Beverage & Food Ltd. (Beverages)
(b) ........................ 326
21,600
Suzuki Motor Corp. (Automobiles) ..... 261
359,077 Synchro Food Co. Ltd. (Interactive Media &
Services) .................... 649
12,700 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 114
6,100
T&D Holdings, Inc. (Insurance) ....... 182
1,950
Taisei Corp. (Construction & Engineering) 173
28,945 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 922
26,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 588
18,300 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 250
7,400
The Chiba Bank Ltd. (Banks) ......... 113
15,610 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 221
15,100
THK Co. Ltd. (Machinery) ........... 691
8,400
TISI, Inc. (IT Services) .............. 164
37,800
Toho Co. Ltd. (Entertainment) ......... 302
24,620
Tokio Marine Holdings, Inc. (Insurance) . 1,083
6,180 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 2,998
8,900
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 337
30,600 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 268
24,100
Tokyu Corp. (Ground Transportation) ... 249
3,100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 98
17,000
Toray Industries, Inc. (Chemicals) ...... 119
129,800
Toyota Motor Corp. (Automobiles)(b) ... 2,176
8,800 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 328
3,100
Trend Micro, Inc. (Software) .......... 115
20,600 Tsuruha Holdings, Inc. (Consumer Staples
Distribution & Retail) ........... 261
66,900
Unicharm Corp. (Household Products) ... 387
121,483 Wacom Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 581
18,500 West Japan Railway Co. (Ground
Transportation)(b) ............. 310
12,000
Yamaha Motor Co. Ltd. (Automobiles)^ .. 91
3,000 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 105
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
13,600
Yokohama Financial Group, Inc. (Banks) . $ 146
4,300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 214
37,700
ZOZO, Inc. (Specialty Retail)(b) ....... 266
103,160
Luxembourg — 0.25%
41,883
ArcelorMittal SA (Metals & Mining) .... 2,525
3,020 CVC Capital Partners PLC (Capital
Markets)(b) .................. 44
3,705 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 290
1,291 Millicom International Cellular SA
(Wireless Telecommunication
Services)(a) .................. 117
4,488
Tenaris SA (Energy Equipment & Services) 124
3,100
Macau — 0.00%
31,860 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 53
Mexico — 0.01%
2,552
Fresnillo PLC (Metals & Mining) ...... 93
Netherlands — 2.78%
8,472
ABN AMRO Bank N.V., Class CV (Banks) 360
368
Adyen N.V. (Financial Services)(a)(b) ... 345
17,248
Aegon Ltd. (Insurance) .............. 147
19,221
Airbus SE (Aerospace & Defense) ...... 4,276
2,717
Akzo Nobel N.V. (Chemicals) ......... 184
851
Argenx SE (Biotechnology)(a) ........ 789
2,885 ASM International N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 3,317
6,827 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 13,519
4,301
ASR Nederland N.V. (Insurance)(b) ..... 324
966 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 319
3,261
Euronext N.V. (Capital Markets)(b) ..... 522
1,212
EXOR N.V. (Financial Services) ....... 93
7,984
Ferrovial NV (Construction & Engineering) 547
6,127
Heineken Holding N.V. (Beverages) .... 466
8,401
Heineken N.V. (Beverages) ........... 705
40,288
ING Groep N.V. (Banks) ............. 1,271
21,619 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 870
136,565 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 674
13,255 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 361
2,763
Nebius Group N.V., Class A (Software)(a) 763
6,663
NN Group N.V. (Insurance) ........... 584

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
70,468
Prosus N.V. (Broadline Retail)(a)(b) .... $ 3,062
13,641 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 527
27,282
Stellantis N.V. (Automobiles)(a) ....... 156
6,478 The Magnum Ice Cream Co. N.V. (Food
Products)(a) .................. 113
18,161 Universal Music Group N.V.
(Entertainment) ............... 381
5,931
Wolters Kluwer N.V. (Professional Services) 384
35,059
New Zealand — 0.05%
22,055 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 105
13,976
Contact Energy Ltd. (Electric Utilities) .. 74
7,746 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 171
12,202
Infratil Ltd. (Financial Services) ....... 107
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 59
2,324
Xero Ltd. (Software)(a) ............. 117
633
Norway — 0.16%
4,361 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 133
11,139
DNB Bank ASA (Banks) ............ 331
9,635 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 304
5,598
Gjensidige Forsikring ASA (Insurance) .. 152
5,790 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 175
8,509
Mowi ASA (Food Products)(b) ........ 157
18,219
Norsk Hydro ASA (Metals & Mining) ... 165
19,703
Orkla ASA (Food Products) .......... 207
936
Salmar ASA (Food Products) ......... 44
14,341 Telenor ASA (Diversified
Telecommunication Services) ..... 205
12,828 Var Energi ASA (Oil, Gas & Consumable
Fuels) ...................... 53
2,201
Yara International ASA (Chemicals) .... 97
2,023
Poland — 0.00%
3,530
InPost SA (Air Freight & Logistics)(a) ... 62
Portugal — 0.04%
111,887 Banco Comercial Portugues SA, Class R
(Banks)(b) ................... 132
40,743
EDP SA (Electric Utilities)(b) ......... 213
5,453 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 116
Shares Security Description
Value
(000)
Common Stocks (continued)
Portugal (continued)
3,733 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... $ 71
532
Singapore — 0.66%
143,138 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 276
214,364 CapitaLand Integrated Commercial Trust
(Diversified REITs) ............ 394
31,300 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 60
28,204
DBS Group Holdings Ltd. (Banks) ..... 1,428
31,221 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 118
19,300
Keppel Ltd. (Industrial Conglomerates) .. 164
45,237 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 868
30,128
Sea Ltd., ADR (Broadline Retail)(a) .... 2,888
11,800
Sembcorp Industries Ltd. (Multi-Utilities) 58
31,900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 190
19,900
Singapore Exchange Ltd. (Capital Markets) 371
30,900 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 249
128,840 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 440
16,700
United Overseas Bank Ltd. (Banks) ..... 514
92,200
Wilmar International Ltd. (Food Products) 257
8,275
South Korea — 0.21%
483 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals)(a)(b) .............. 2,623
Spain — 1.45%
327
Acciona SA (Electric Utilities) ........ 104
2,653 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 390
14,795 Aena SME SA (Transportation
Infrastructure)(b) .............. 451
6,045 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 354
77,358 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,947
66,196
Banco de Sabadell SA (Banks) ........ 235
196,253
Banco Santander SA (Banks)(b) ....... 2,723
8,877
Bankinter SA (Banks) ............... 149
48,280
CaixaBank SA (Banks) .............. 684
11,538 Cellnex Telecom SA (Diversified
Telecommunication Services)(a)(b) . 345
4,113 EDP Renewables SA (Independent Power
and Renewable Electricity Producers) 66

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
10,041
Endesa SA (Electric Utilities) ......... $ 456
194,254
Iberdrola SA (Electric Utilities) ........ 4,834
1,035
Indra Sistemas SA (IT Services) ....... 57
52,679 Industria de Diseno Textil SA (Specialty
Retail) ...................... 3,320
13,081
Mapfre SA (Insurance) .............. 65
16,001
Naturgy Energy Group SA (Gas Utilities)(b) 502
29,644
Redeia Corp. SA (Electric Utilities) ..... 504
22,784
Repsol SA (Oil, Gas & Consumable Fuels) 569
130,492 Telefonica SA (Diversified
Telecommunication Services) ..... 524
18,279
Sweden — 1.15%
3,423 AddTech AB, Class B (Trading Companies
& Distributors) ............... 121
4,007
Alfa Laval AB (Machinery) .......... 239
13,444
Assa Abloy AB, Class B (Building Products) 475
34,418
Atlas Copco AB, Class A (Machinery) ... 698
20,382
Atlas Copco AB, Class B (Machinery) ... 361
5,609 Beijer Ref AB, Class B (Trading Companies
& Distributors)(b) ............. 82
3,908
Boliden AB (Metals & Mining) ........ 221
8,348
Epiroc AB, Class A (Machinery) ....... 229
5,348
Epiroc AB, Class B (Machinery) ....... 124
5,888
EQT AB (Capital Markets) ........... 167
16,523
Essity AB, Class B (Household Products) . 468
3,749 Evolution AB (Hotels, Restaurants &
Leisure)(a)(b) ................ 257
9,317 Fastighets AB Balder, Class B (Real Estate
Management & Development)(a) ... 50
10,518 H & M Hennes & Mauritz AB, Class B
(Specialty Retail) .............. 181
28,358 Hexagon AB, Class B (Electronic
Equipment, Instruments &
Components) ................. 235
5,562 Holmen AB, B shares (Paper & Forest
Products) .................... 175
1,532 Industrivarden AB, Class A (Financial
Services)(b) .................. 86
2,101 Industrivarden AB, Class C (Financial
Services) .................... 115
3,575
Indutrade AB (Machinery) ........... 74
2,027 Investment AB Latour, Class B (Industrial
Conglomerates) ............... 40
23,672
Investor AB, Class B (Financial Services) 984
1,741 L E Lundbergforetagen AB, Class B
(Financial Services) ............ 101
3,081 Lifco AB, Class B (Industrial
Conglomerates) ............... 101
19,694 Nibe Industrier AB, Class B (Building
Products) .................... 73
8,027
Saab AB, Class B (Aerospace & Defense) 419
3,179 Sagax AB, Class B (Real Estate
Management & Development) ..... 51
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
71,673
Sandvik AB (Machinery) ............ $ 2,961
14,417 Securitas AB, Class B (Commercial Services
& Supplies) .................. 236
23,474 Skandinaviska Enskilda Banken AB, Class A
(Banks) ..................... 468
4,497 Skanska AB, Class B (Construction &
Engineering) ................. 120
4,479
SKF AB, B shares (Machinery) ........ 115
2,277
Spotify Technology SA (Entertainment)(a) 1,045
22,695 Svenska Cellulosa AB SCA, Class B (Paper
& Forest Products) ............. 232
26,219 Svenska Handelsbanken AB, Class A
(Banks) ..................... 386
13,272
Swedbank AB, Class A (Banks) ........ 495
6,249 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 298
18,297 Tele2 AB, Class B (Wireless
Telecommunication Services) ..... 319
43,732 Telefonaktiebolaget LM Ericsson, Class B
(Communications Equipment) ..... 490
72,179 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 352
2,639
Trelleborg AB, Class B (Machinery) .... 110
21,444
Volvo AB, Class B (Machinery) ........ 730
14,484
Switzerland — 3.79%
21,453 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 2,334
40,577 Alcon AG (Health Care Equipment &
Supplies) .................... 2,737
1,228
Avolta AG (Specialty Retail)(a) ........ 82
3,357 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 492
420 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 581
131 Belimo Holding AG, Class R (Building
Products) .................... 147
2,782
BKW AG (Electric Utilities) .......... 468
5 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 594
17 Chocoladefabriken Lindt & Spruengli AG,
Class PC (Food Products) ........ 198
18,558 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 4,285
7,490
Coca-Cola HBC AG (Beverages)(a) ..... 488
5,373
DSM-Firmenich AG (Chemicals) ...... 510
416
EMS-Chemie Holding AG (Chemicals) .. 357
2,528 Galderma Group AG (Pharmaceuticals)(a)
(b) ........................ 575
660 Geberit AG, Registered Shares (Building
Products) .................... 441
223 Givaudan SA, Registered Shares
(Chemicals) .................. 943
128,889
Glencore PLC (Metals & Mining)(a)(b) .. 879

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
2,183
Helvetia Baloise Holding AG (Insurance) . $ 563
6,999
Holcim AG (Construction Materials)(a)(b) 631
2,835
Julius Baer Group Ltd. (Capital Markets) . 245
1,145 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 278
2,020 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 190
955 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 644
37,318 Nestle SA, Registered Shares (Food
Products) .................... 3,829
40,339 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,305
57,728 On Holding AG, Class A (Textiles, Apparel
& Luxury Goods)(a) ............ 2,045
292 Partners Group Holding AG (Capital
Markets) .................... 239
9,640
Roche Holding AG (Pharmaceuticals) ... 3,963
5,677 Roche Holding AG, Class BR
(Pharmaceuticals) ............. 2,379
5,738
Sandoz Group AG (Pharmaceuticals) .... 519
1,680 Schindler Holding AG, Class PC
(Machinery) ................. 557
278 Schindler Holding AG, Registered Shares
(Machinery) ................. 88
6,001 SGS SA, Registered Shares (Professional
Services) .................... 696
2,090
Sika AG, Registered Shares (Chemicals)(b) 431
675 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 160
8,634 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 639
1,478 Straumann Holding AG, Class R (Health
Care Equipment & Supplies) ...... 194
538
Swiss Life Holding AG (Insurance) ..... 592
4,334 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 707
4,168
Swiss Re AG (Insurance) ............ 663
1,051 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 811
376 The Swatch Group AG, Class BR (Textiles,
Apparel & Luxury Goods) ....... 92
43,448
UBS Group AG (Capital Markets) ...... 2,154
370
VAT Group AG (Machinery)(b) ........ 325
2,371
Zurich Insurance Group AG (Insurance)(b) 1,754
47,804
Taiwan — 0.21%
5,576 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 2,663
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom — 6.89%
92,455
3i Group PLC (Capital Markets) ....... $ 3,039
13,145
Admiral Group PLC (Insurance) ....... 621
10,885 Airtel Africa PLC (Wireless
Telecommunication Services)(b) ... 47
14,598
Anglo American PLC (Metals & Mining) . 716
10,896 Associated British Foods PLC (Food
Products) .................... 286
32,751
AstraZeneca PLC (Pharmaceuticals)(b) .. 6,113
16,795 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 111
41,296
Aviva PLC (Insurance) .............. 356
139,788
BAE Systems PLC (Aerospace & Defense) 3,425
572,999
Barclays PLC (Banks)(b) ............ 3,839
215,294
BP PLC (Oil, Gas & Consumable Fuels) . 1,327
32,231
British American Tobacco PLC (Tobacco) 1,995
129,383 BT Group PLC (Diversified
Telecommunication Services) ..... 327
16,137 Bunzl PLC (Trading Companies &
Distributors) ................. 563
133,920
Centrica PLC (Multi-Utilities)(b) ....... 304
6,858 Coca-Cola Europacific Partners PLC
(Beverages) .................. 686
33,184 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 1,072
1,050 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 33
36,703
Diageo PLC (Beverages) ............ 739
7,090
Endeavour Mining PLC (Metals & Mining) 347
147,476
GSK PLC (Pharmaceuticals) .......... 3,871
184,661
Haleon PLC (Pharmaceuticals) ........ 851
5,054 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 264
4,355 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 88
358,986
HSBC Holdings PLC (Banks) ......... 6,786
20,191
Imperial Brands PLC (Tobacco) ....... 746
17,149
Informa PLC (Media) ............... 206
1,930 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 332
16,280 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 103
2,067
Intertek Group PLC (Professional Services) 159
132,980 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 565
35,271
Kingfisher PLC (Specialty Retail) ...... 133
10,329 Land Securities Group PLC (Diversified
REITs) ..................... 89
72,769
Legal & General Group PLC (Insurance) . 276
2,533,477
Lloyds Banking Group PLC (Banks) .... 3,707
26,101 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,822
29,968
M&G PLC (Financial Services) ........ 134
80,447 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 397

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
16,739 Melrose Industries PLC (Aerospace &
Defense) .................... $ 106
137,145
Molten Ventures PLC (Capital Markets)(a) 1,056
229,085
National Grid PLC (Multi-Utilities) ..... 3,778
400,449
NatWest Group PLC (Banks)(b) ....... 3,533
1,938
Next PLC (Broadline Retail) .......... 374
37,726 Pearson PLC (Diversified Consumer
Services) .................... 600
14,059 Reckitt Benckiser Group PLC (Household
Products) .................... 916
96,382
RELX PLC (Professional Services) ..... 3,046
34,655 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 197
35,793
Rio Tinto PLC (Metals & Mining) ...... 3,386
257,869 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 4,941
11,067
Schroders PLC (Capital Markets) ...... 86
16,801
Segro PLC (Industrial REITs) ......... 195
277,218 Seraphim Space Investment Trust C Shares
(Financial Services)(a) .......... 290
13,807
Severn Trent PLC (Water Utilities)(b) ... 540
127,103
Shell PLC (Oil, Gas & Consumable Fuels) 4,936
20,423 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 295
4,401 Smiths Group PLC (Industrial
Conglomerates) ............... 149
966
Spirax Group PLC (Machinery) ........ 88
23,076
SSE PLC (Electric Utilities)(b) ........ 744
110,195
Standard Chartered PLC (Banks) ....... 2,980
9,236
Standard Life PLC (Insurance) ........ 102
168,721 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 1,029
41,761
The Sage Group PLC (Software) ....... 453
77,032
Unilever PLC (Personal Care Products) .. 4,626
33,787 United Utilities Group PLC (Water Utilities)
(b) ........................ 587
3,226 Verisure PLC (Commercial Services &
Supplies)(a) .................. 36
254,608 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 337
2,285 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 72
9,868 Wise Group PLC, Class A (Financial
Services)(a) .................. 118
87,071
United States — 0.48%
2,357
Blackstone, Inc. (Capital Markets) ...... 277
140,606
Coupang, Inc., Class A (Broadline Retail)(a) 2,443
22,695 Flutter Entertainment PLC, Class DI
(Hotels, Restaurants & Leisure)(a) .. 2,319
2,828
KKR & Co., Inc. (Capital Markets) ..... 260
2,739
Octave Intelligence PLC (Software)(a) ... 44
2,357 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 171
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
5,597 Sunbelt Rentals Holdings, Inc. (Trading
Companies & Distributors) ....... $ 408
3,757
The Carlyle Group, Inc. (Capital Markets) 158
6,080
Total Common Stocks (cost $391,080 ) .. 563,180
Preferred Stocks — 0.09%
Germany — 0.09%
773 Bayerische Motoren Werke AG, 7.67%
(Automobiles) ................ 51
2,558 Dr. Ing. h.c. F. Porsche AG, 1.87%
(Automobiles) ................ 128
7,381 Henkel AG & Co. KGaA, 2.81%
(Household Products) ........... 620
4,003 Porsche Automobil Holding SE, 7.07%
(Automobiles) ................ 124
2,793
Volkswagen AG, 9.06% (Automobiles) .. 224
Total Preferred Stocks (cost $1,364 ) ... 1,147
Right — 0.00%
Spain — 0.00%
2,653 ACS Actividades de Construccion y
Servicios SA, 7/13/26 (Financial
Services)(a) .................. 6
Total Right (cost $6 ) ............... 6
Investment Companies — 53.20%
International Equity Funds — 34.94%
103,199
3i Infrastructure PLC ............... 517
379,626
Aberdeen Asia Focus PLC ........... 2,266
470,380 Aberdeen UK Smaller Companies Growth
Trust PLC ................... 3,094
148,787
Aberforth Smaller Companies Trust PLC . 3,221
1,138,375
Argo Investments Ltd. .............. 7,324
698,809
Australian Foundation Investment Co. Ltd.^ 3,412
2,648,239
AVI Japan Opportunity Trust PLC ...... 5,849
2,962,249
Baillie Gifford European Growth Trust PLC 4,284
369,408
Baillie Gifford Japan Trust PLC ........ 4,827
1,381,433
Baillie Gifford Shin Nippon PLC ....... 2,973
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,963
208,666
Baillie Gifford US Growth Trust PLC ... 922
469,393 BlackRock Greater Europe Investment Trust
PLC ....................... 3,829
361,003
BlackRock Health Sciences Term Trust .. 5,541
137,747
BlackRock Smaller Companies Trust PLC 2,411
41,803
BlackRock World Mining Trust PLC .... 500
1,300,707
CC Japan Income & Growth Trust PLC .. 4,899
37,037
CT Private Equity Trust PLC .......... 243
253,049
European Opportunities Trust PLC ..... 3,089

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
175,136
Fidelity Emerging Markets Ltd. ........ $ 3,553
320,000
Fidelity European Trust PLC .......... 1,832
275,382
HarbourVest Global Private Equity Ltd. .. 12,241
386,628
HgCapital Trust PLC ............... 1,938
362,012
ICG Enterprise Trust PLC ............ 6,701
545,158
INVESCO Asia Dragon Trust PLC ..... 3,590
148,787 iShares Europe Equity Enhanced Active
UCITS ETF .................. 1,134
101,878 iShares MSCI Europe Financials Sector
UCITS ETF .................. 1,886
424,852
Japan Smaller Capitalization Fund, Inc. .. 5,005
1,911,770 JPMorgan Emerging Markets Growth &
Income PLC ................. 4,406
626,035
JPMorgan European Discovery Trust PLC 5,356
1,075,643
JPMorgan Japanese Investment Trust PLC 11,628
288,844
Kayne Anderson Energy Infrastructure Fund 3,995
74,000
Literacy Capital PLC ............... 296
1,119,214
Mercantile Investment Trust PLC ...... 3,964
254,000
Murray Income Trust PLC ........... 3,285
148,668 Neuberger Energy Infrastructure and Income
Fund, Inc. ................... 1,507
355,130
Neuberger Private Equity Partners Ltd. .. 6,803
218,827 NYLI CBRE Global Infrastructure
Megatrends Term Fund .......... 3,326
626,008
Oakley Capital Investments Ltd. ....... 3,968
291,050
Pacific Assets Trust PLC^ ............ 1,610
205,801
Partners Group Private Equity Ltd. ..... 1,665
2,049,527
Polar Capital Global Financials Trust PLC^ 6,445
523,171
RTW Biotech Opportunities Ltd. ....... 1,266
1,357,865
Schroder Japan Trust PLC ............ 6,949
4,411,045
Schroders Capital Global Innovation Trust 983
469,538
Strategic Equity Capital PLC ......... 2,248
298,932
The Edinburgh Investment Trust PLC ... 3,173
2,538,687
The European Smaller Companies ...... 7,883
289,545
The New Germany Fund, Inc. ......... 3,318
2,225,571
The Pantheon International PLC ....... 11,452
693,001
The Worldwide Healthcare Trust PLC ... 3,558
1,143,050 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,728
2,640,010
Vanguard FTSE Europe ETF .......... 233,747
18,000 Xtrackers MSCI Europe Small Cap UCITS
ETF ....................... 1,475
441,078
Money Market Funds — 18.26%
2,220,357 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.52%^^(d) 2,220
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds (continued)
228,437,325 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.53%(d) .................... $ 228,437
230,657
Total Investment Companies (cost
$585,632 ) ....................... 671,735
Total Investments (cost $978,082 ) —
97.89% ..................... 1,236,068
Net other assets (liabilities) — 2.11% .. 26,653
Net Assets - 100.00% .............. $ 1,262,721
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR—Global Depositary Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026 .
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ...................................................................................................... 0.50% 41.37% 2.73% — 44.60%
Preferred Stocks ...................................................................................................... — 0.09% — — 0.09%
Right ........................................................................................................................ — — — — — %
Investment Companies ............................................................................................ 16.76% 0.05% 36.39% — 53.20%
Net Other Assets (Liabilities) .................................................................................. (0.06) % 0.31% 1.86% — 2.11%
Total Net Assets ................................................................................................. 17.20% 41.82% 40.98% — 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 1,617 9/18/26 $ 254,298 $ 2,27 5
$ 254,298 $ 2,27 5
Total Unrealized Appreciation ..................... $ 2,27 5
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,27 5
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2026
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/31
3.07 $ 98,010 $ (7,934) $ (3,878) $ (4,056)
$ (7,934) $ (3,878) $ (4,056)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii)
receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2026
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2026
84
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 67.52%
Australia — 0.02%
204,000
MMG Ltd. (Metals & Mining)(a)(b) .... $ 183
Brazil — 2.37%
210,910
Ambev SA (Beverages) ............. 666
23
Axia Energia SA (Capital Markets)(a) ... —
56,535
Axia Energia SA (Electric Utilities) ..... 596
24,037 Axia Energia SA, Preference Shares
(Electric Utilities)(a) ........... 247
233,346 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 657
111,545
Banco Bradesco SA (Banks) .......... 341
235,973 Banco Bradesco SA, Preference Shares
(Banks)(b) ................... 827
41,946
Banco BTG Pactual SA (Capital Markets)(b) 440
91,017
Banco do Brasil SA (Banks)(a) ........ 351
47,660
BB Seguridade Participacoes SA (Insurance) 362
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 187
103,028 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 592
136,929 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 288
60,792 Cia Paranaense de Energia - Copel (Electric
Utilities) .................... 177
28,397
Embraer SA (Aerospace & Defense) .... 450
48,811 Eneva SA (Independent Power and
Renewable Electricity Producers)(a) 253
41,307
Equatorial SA (Electric Utilities) ....... 312
43,319 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 174
261,859 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,139
117,626
Itausa SA, Preference Shares (Banks) .... 305
49,582
Klabin SA (Containers & Packaging) .... 161
48,261 Localiza Rent a Car SA (Ground
Transportation) ............... 388
25,807 MBRF Global Foods Co. SA (Food
Products)(b) ................. 90
80,534 Motiva Infraestrutura de Mobilidade SA
(Transportation Infrastructure) ..... 228
165,792
NU Holdings Ltd., Class A (Banks)(a) ... 2,214
171,238 Petroleo Brasileiro SA - Petrobras (Oil, Gas
& Consumable Fuels) ........... 1,386
184,422 Petroleo Brasileiro SA - Petrobras,
Preference Shares (Oil, Gas &
Consumable Fuels) ............. 1,351
40,298 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 407
68,714 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 224
30,412 Rede D'Or Sao Luiz SA (Health Care
Providers & Services)(b) ........ 205
85,011
Rumo SA (Ground Transportation)(b) ... 221
9,916
StoneCo Ltd., Class A (Financial Services) 107
29,429
Suzano SA (Paper & Forest Products) ... 227
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
7,990 Telefonica Brasil SA (Diversified
Telecommunication Services) ..... $ 53
43,118 TIM SA (Wireless Telecommunication
Services) .................... 183
7,244 Ultrapar Participacoes SA (Oil, Gas &
Consumable Fuels) ............. 37
158,630
Vale SA (Metals & Mining) ........... 2,393
53,188
Vibra Energia SA (Specialty Retail)(b) ... 308
64,622
WEG SA (Electrical Equipment) ....... 587
15,406
XP, Inc., Class A (Capital Markets) ..... 251
20,385
British Virgin Islands — 0.01%
1,756
Aura Minerals, Inc. (Metals & Mining) .. 111
Canada — 0.02%
12,100 China Gold International Resources Corp.
Ltd. (Metals & Mining) ......... 191
Chile — 0.27%
400,638
Banco de Chile (Banks) ............. 78
8,514
Banco de Credito e Inversiones SA (Banks) 559
3,812,129
Enel Chile SA (Electric Utilities) ....... 335
47,236
Falabella SA (Broadline Retail) ........ 295
17,444,258 Latam Airlines Group SA (Passenger
Airlines) .................... 508
16,224 Plaza SA (Real Estate Management &
Development)(b) .............. 67
6,390 Sociedad Quimica y Minera de Chile SA,
Class B (Chemicals) ............ 475
2,317
China — 10.19%
16,165 360 Security Technology, Inc., Class A
(Software) ................... 21
94,500
3SBio, Inc. (Biotechnology)(a)(b) ...... 205
31,500 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 173
2,000 Accelink Technologies Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components)(a) ............... 77
1,600 ACM Research Shanghai, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 103
1,400 Advanced Fiber Resources Zhuhai, Ltd.,
Class A (Communications Equipment) 80
2,176 Advanced Micro-Fabrication Equipment,
Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 151
67,700 Agricultural Bank of China, Ltd., Class A
(Banks) ..................... 61
1,366,000 Agricultural Bank of China, Ltd., Class H
(Banks) ..................... 932

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
18,500 Air China Ltd., Class A (Passenger Airlines)
(a) ........................ $ 17
30,000
Akeso, Inc. (Biotechnology)(a)(b) ...... 338
114,100 Aluminum Corp. of China Ltd., Class A
(Metals & Mining) ............. 140
100,000 Aluminum Corp. of China Ltd., Class H
(Metals & Mining) ............. 96
6,700 Anhui Jianghuai Automobile Group Corp.
Ltd., Class A (Automobiles)(a) .... 26
1,560 Anji Microelectronics Technology Shanghai
Co., Ltd. (Semiconductors &
Semiconductor Equipment) ....... 79
59,000 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 537
5,900 Avary Holding Shenzhen Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 92
92,026 Baidu, Inc., Class A (Interactive Media &
Services)(a) .................. 1,314
3,499,100
Bank of China Ltd., Class H (Banks) .... 2,232
968,000 Bank of Communications Co. Ltd., Class H
(Banks) ..................... 833
71,300 Bank of Hangzhou Co. Ltd., Class A
(Banks) ..................... 152
28,900
Bank of Ningbo Co. Ltd., Class A (Banks) 127
146,700 Baoshan Iron & Steel Co. Ltd., Class A
(Metals & Mining) ............. 118
2,200 Beijing Compass Technology Development
Co. Ltd., Class A (Capital Markets) . 30
794 Beijing Kingsoft Office Software, Inc., Class
A (Software) ................. 25
52,100 Beijing-Shanghai High Speed Railway Co.
Ltd., Class A (Ground Transportation) 35
9,449 Bilibili, Inc., ADR (Interactive Media &
Services)(a) .................. 161
2,620 Bilibili, Inc., Class Z (Interactive Media &
Services)(a) .................. 45
74,800 Boe Technology Group Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 96
152,200
BYD Co. Ltd. (Automobiles)(b) ....... 1,410
23,058
BYD Co. Ltd., Class A (Automobiles) ... 271
32,000 BYD Electronic International Co. Ltd.
(Communications Equipment)^ .... 86
1,805 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 427
4,200 Canmax Technologies Co., Ltd. (Chemicals)
(a) ........................ 58
635,000 CGN Power Co. Ltd., Class H (Independent
Power and Renewable Electricity
Producers)(b) ................. 217
5,000 Chaozhou Three Circle Group Co., Ltd.,
Class A (Electronic Equipment,
Instruments & Components) ...... 125
10,900 Chifeng Jilong Gold Mining Co., Ltd., Class
A (Metals & Mining) ........... 43
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
76,000 China Coal Energy Co. Ltd., Class H (Oil,
Gas & Consumable Fuels) ....... $ 95
4,218,350 China Construction Bank Corp., Class H
(Banks) ..................... 4,351
30,800 China CSSC Holdings Ltd., Class A
(Machinery)(a) ............... 154
62,900 China Eastern Airlines Corp., Ltd., Class A
(Passenger Airlines)(a) .......... 35
110,000
China Feihe Ltd. (Food Products)(b) .... 39
69,200 China Galaxy Securities Co. Ltd., Class A
(Capital Markets) .............. 129
118,000 China Galaxy Securities Co. Ltd., Class H
(Capital Markets) .............. 111
140,500 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 362
53,600 China International Capital Corp. Ltd., Class
A (Capital Markets) ............ 286
50,800 China International Capital Corp. Ltd., Class
H (Capital Markets)(b) .......... 137
9,900 China Jushi Co., Ltd., Class A (Construction
Materials) ................... 107
332,000 China Life Insurance Co. Ltd., Class H
(Insurance) .................. 1,136
130,000 China Longyuan Power Group Corp. Ltd.,
Class H (Independent Power and
Renewable Electricity Producers) .. 83
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(b) ................. 259
77,800 China Merchants Bank Co. Ltd., Class A
(Banks) ..................... 407
157,000 China Merchants Bank Co. Ltd., Class H
(Banks) ..................... 901
24,000 China Merchants Energy Shipping Co.,
Ltd., Class A (Oil, Gas & Consumable
Fuels) ...................... 62
71,100 China Minsheng Banking Corp. Ltd., Class
A (Banks) ................... 34
256,000 China National Building Material Co. Ltd.,
Class H (Construction Materials)(b) . 175
41,400 China National Nuclear Power Co. Ltd.,
Class A (Independent Power and
Renewable Electricity Producers) .. 55
74,000 China Nonferrous Mining Corp. Ltd.
(Metals & Mining) ............. 108
12,650 China Northern Rare Earth Group High-
Tech Co. Ltd., Class A (Metals &
Mining) ..................... 90
46,400 China Pacific Insurance Group Co. Ltd.,
Class A (Insurance) ............ 196
85,000 China Pacific Insurance Group Co. Ltd.,
Class H (Insurance) ............ 292
219,400 China Petroleum & Chemical Corp., Class A
(Oil, Gas & Consumable Fuels) .... 144
941,400 China Petroleum & Chemical Corp., Class H
(Oil, Gas & Consumable Fuels) .... 481
156,700 China Railway Group Ltd., Class A
(Construction & Engineering) ..... 97

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
7,000 China Resources Microelectronics,
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... $ 101
26,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development)(b) .............. 125
180,000 China Shenhua Energy Co. Ltd., Class H
(Oil, Gas & Consumable Fuels) .... 922
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class A (Specialty Retail) ........ 75
234,300 China Tower Corp. Ltd., Class H
(Diversified Telecommunication
Services)(b) .................. 264
7,200 China Tungsten And Hightech Materials Co.
Ltd., Class A (Metals & Mining) ... 102
97,800 China Yangtze Power Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 382
51,000 Chongqing Changan Automobile Co. Ltd.,
Class A (Automobiles) .......... 54
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class A (Biotechnology)(a) ... 29
245,000
CITIC Ltd. (Industrial Conglomerates) ... 333
110,165 CITIC Securities Co. Ltd., Class A (Capital
Markets) .................... 468
9,000 CITIC Securities Co. Ltd., Class H (Capital
Markets) .................... 31
228,000 CMOC Group Ltd., Class H (Metals &
Mining) ..................... 445
28,400
CNPC Capital Co. Ltd., Class A (Banks) . 28
13,940 Contemporary Amperex Technology Co.
Ltd., Class A (Electrical Equipment) 810
6,400 Contemporary Amperex Technology Co.,
Ltd., Class H (Electrical Equipment)
(b) ........................ 577
32,000 COSCO SHIPPING Energy Transportation
Co. Ltd. (Oil, Gas & Consumable
Fuels)^ ..................... 56
25,800 COSCO SHIPPING Energy Transportation
Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. 68
114,430 COSCO SHIPPING Holdings Co. Ltd.,
Class A (Marine Transportation) ... 224
66,300 COSCO SHIPPING Holdings Co. Ltd.,
Class H (Marine Transportation) ... 110
220,700
CRRC Corp. Ltd., Class A (Machinery) .. 169
48,700 CSC Financial Co. Ltd., Class A (Capital
Markets) .................... 209
25,000 CSI Solar Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 40
6,400 CSPC Innovation Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals)(a) ...... 26
398,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(b) ........... 356
47,900 Datang International Power Generation Co.
Ltd., Class A (Independent Power and
Renewable Electricity Producers) .. 50
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
2,100 Delton Technology Guangzhou, Inc., Class
A (Electronic Equipment, Instruments
& Components)(a) ............. $ 74
8,100 Dongfang Electric Corp. Ltd., Class A
(Electrical Equipment) .......... 35
2,600 Dosilicon Co., Ltd., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 79
38,590 East Money Information Co. Ltd., Class A
(Capital Markets) .............. 116
1,430 Eastroc Beverage Group Co. Ltd., Class A
(Beverages) .................. 26
52,000
ENN Energy Holdings Ltd. (Gas Utilities) 269
3,780 Eoptolink Technology, Inc. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 343
6,223 Eve Energy Co. Ltd., Class A (Electrical
Equipment) .................. 60
1,700 EverProX Technologies Co. Ltd.
(Communications Equipment) ..... 71
138,500 Focus Media Information Technology Co.
Ltd., Class A (Media) ........... 99
26,860 Foshan Haitian Flavouring & Food Co. Ltd.,
Class A (Food Products) ......... 132
30,800 Founder Technology Group Corp., Class A
(Electronic Equipment, Instruments &
Components)(a) ............... 63
28,300 Foxconn Industrial Internet Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 305
23,223 Full Truck Alliance Co., Ltd., ADR (Ground
Transportation) ............... 189
17,400 Fuyao Glass Industry Group Co. Ltd., Class
A (Automobile Components) ..... 130
6,800 Fuyao Glass Industry Group Co. Ltd., Class
H (Automobile Components)(b) ... 44
5,000 Ganfeng Lithium Group Co. Ltd., Class A
(Chemicals) .................. 48
23,600 Ganfeng Lithium Group Co. Ltd., Class H
(Chemicals)(b) ................ 152
43,600
GDS Holdings Ltd., Class A (IT Services)(a) 162
44,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a) ............ 69
89,300 GF Securities Co. Ltd., Class A (Capital
Markets) .................... 309
16,000 Giant Biogene Holding Co. Ltd. (Personal
Care Products)(b) .............. 54
9,100 Giant Network Group Co., Ltd.
(Entertainment) ............... 37
2,100 GigaDevice Semiconductor, Inc., Class A
(Semiconductors & Semiconductor
Equipment) .................. 256
13,800 GoerTek, Inc., Class A (Electronic
Equipment, Instruments &
Components) ................. 46
18,100 Goldwind Science & Technology Co. Ltd.,
Class A (Electrical Equipment) .... 64
116,000
Great Wall Motor Co. Ltd. (Automobiles) 130

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
18,400 Gree Electric Appliances, Inc. of Zhuhai,
Class A (Household Durables) ..... $ 102
17,500 Guangdong HEC Technology Holding Co.
Ltd., Class A (Metals & Mining)(a) . 87
22,100 Guangzhou Haige Communications Group,
Inc. Co., Class A (Communications
Equipment) .................. 42
1,400 Guangzhou Tinci Materials Technology Co.,
Ltd., Class A (Chemicals) ........ 11
62 Guotai Haitong Securities Co. Ltd. (Capital
Markets) .................... —
111,008 Guotai Haitong Securities Co. Ltd., Class H
(Capital Markets)(b) ............ 211
10,002 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 417
95,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 129
41,400 Haier Smart Home Co. Ltd., Class A
(Household Durables) ........... 125
94,800 Haier Smart Home Co. Ltd., Class H
(Household Durables) ........... 242
1,100 Hangzhou Chang Chuan Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 56
16,000 Hangzhou Silan Microelectronics Co.,
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 130
66,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(b) ........... 250
2,400 Henan Shijia Photons Technology Co.,
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 66
64,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 179
22,900 Hengli Petrochemical Co. Ltd., Class A
(Chemicals) .................. 60
5,900 Hengtong Optic Electric Co., Ltd., Class A
(Communications Equipment) ..... 96
5,420 Hesai Group, Class B (Automobile
Components)(a) ............... 97
2,500 Hgtech Co. Ltd., Class A (Electronic
Equipment, Instruments &
Components) ................. 69
2,800 Hithink RoyalFlush Information Network
Co. Ltd., Class A (Capital Markets) . 100
234,600
Horizon Robotics, Class B (Software)^(a)(b) 123
31,000 Hua Hong Grace SemiConductor, Ltd.
(Semiconductors & Semiconductor
Equipment)(a)(b) .............. 861
1,800 Hua Hong Grace SemiConductor,
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 90
11,900 Huadong Medicine Co. Ltd., Class A (Health
Care Providers & Services) ....... 49
284,000 Huaneng Power International, Inc., Class H
(Independent Power and Renewable
Electricity Producers)^(b) ........ 199
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
100 Huatai Securities Co. Ltd., Class A (Capital
Markets) .................... $ —
59,000 Huatai Securities Co. Ltd., Class H (Capital
Markets)(b) .................. 126
4,500 Hunan Yuneng New Energy Battery
Material Co., Ltd., Class A (Electrical
Equipment) .................. 50
1,960 Hwatsing Technology Co., Ltd., Class A
(Semiconductors & Semiconductor
Equipment) .................. 94
6,181 Hygon Information Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 340
7,184 IEIT Systems Co. Ltd., Class A (Technology
Hardware, Storage & Peripherals) .. 75
15,800
Iflytek Co. Ltd., Class A (Software) ..... 96
3,251,440 Industrial & Commercial Bank of China
Ltd., Class H (Banks) ........... 2,671
2,500 Ingenic Semiconductor Co., Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 93
144,200 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class A (Metals & Mining)(a) . 48
11,800 Inner Mongolia Xingye Silver&Tin Mining
Co. Ltd., Class A (Metals & Mining) 58
20,000 Inner Mongolia Yitai Coal Co. Ltd., Class B
(Oil, Gas & Consumable Fuels) .... 53
63,500 Innovent Biologics, Inc. (Biotechnology)(a)
(b) ........................ 647
101,400 J&T Global Express Ltd. (Air Freight &
Logistics)(a) ................. 108
41,700 JA Solar Technology Co. Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 50
6,300 JCET Group Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment) .................. 97
44,450 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(a)(b) . 187
61,800 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 93
101,457
JD.com, Inc., Class A (Broadline Retail) .. 1,293
8,100 Jiangsu Etern Co., Ltd., Class A
(Communications Equipment) ..... 82
4,200 Jiangsu Hengli Hydraulic Co. Ltd., Class A
(Machinery) ................. 67
12,631 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals) ........ 97
45,000 Jiangxi Copper Co. Ltd., Class H (Metals &
Mining) ..................... 180
8,900 Jiangxi Copper Co., Ltd., Class A (Metals &
Mining) ..................... 57
16,000 Jinduicheng Molybdenum Co., Ltd., Class A
(Metals & Mining) ............. 67
18,382 Kanzhun Ltd., ADR (Professional Services)
(b) ........................ 237
93,000 KE Holdings, Inc., Class A (Real Estate
Management & Development) ..... 447

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
154,000 Kingdee International Software Group Co.
Ltd. (Software)(a) ............. $ 117
62,000
Kingsoft Corp. Ltd. (Entertainment)(b) .. 177
112,700 Kuaishou Technology, Class B (Interactive
Media & Services)(b) ........... 604
3,500 Kuang-Chi Technologies Co. Ltd., Class A
(Aerospace & Defense) ......... 16
3,800 Kweichow Moutai Co. Ltd., Class A
(Beverages) .................. 664
2,200 Laopu Gold Co. Ltd., Class H (Textiles,
Apparel & Luxury Goods)^ ....... 98
328,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 973
16,400 Lens Technology Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 131
51,014
Li Auto, Inc., Class A (Automobiles)^(a) . 301
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 249
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)^(b) .. 101
34,800 LONGi Green Energy Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 67
18,619 Luxshare Precision Industry Co. Ltd., Class
A (Electronic Equipment, Instruments
& Components) ............... 194
3,400 Maxscend Microelectronics Co., Ltd., Class
A (Electronic Equipment, Instruments
& Components)(a) ............. 55
220,828 Meituan, Class B (Hotels, Restaurants &
Leisure)(a)(b) ................ 1,949
20,000 Midea Group Co. Ltd., Class H (Household
Durables) ................... 211
11,400 MINISO Group Holding Ltd. (Broadline
Retail) ...................... 34
2,400 Montage Technology Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 111
7,280 Muyuan Foods Group Co. Ltd., Class A
(Food Products) ............... 38
14,000 National Silicon Industry Group Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 83
1,780 NAURA Technology Group Co. Ltd., Class
A (Semiconductors & Semiconductor
Equipment) .................. 233
76,600
NetEase, Inc. (Entertainment) ......... 1,967
20,200 New China Life Insurance Co. Ltd., Class A
(Insurance) .................. 178
24,500 New China Life Insurance Co. Ltd., Class H
(Insurance) .................. 144
55,300 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 254
9,000 Nexchip Semiconductor Corp., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 79
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
6,160 Ningbo Deye Technology Co. Ltd., Class A
(Electrical Equipment) .......... $ 97
5,800 Ningbo Tuopu Group Co., Ltd. (Automobile
Components) ................. 49
79,370
NIO, Inc., Class A (Automobiles)(a) .... 404
86,400 Nongfu Spring Co. Ltd., Class H
(Beverages)(b) ................ 439
4,400 OmniVision Integrated Circuits Group, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 62
118,700 PetroChina Co. Ltd., Class A (Oil, Gas &
Consumable Fuels) ............. 151
900,000 PetroChina Co. Ltd., Class H (Oil, Gas &
Consumable Fuels) ............. 971
330,000 PICC Property & Casualty Co. Ltd., Class H
(Insurance) .................. 606
315,517 Ping An Insurance Group Co. of China, Ltd.
(Insurance) .................. 2,063
7,400 Ping An Insurance Group Co. of China, Ltd.,
Class A (Insurance) ............ 52
1,200 Piotech, Inc., Class A (Semiconductors &
Semiconductor Equipment) ....... 153
7,800
Pony AI, Inc., Class A (Software)(a) .... 55
21,400 Pop Mart International Group Ltd.
(Specialty Retail)^(b) ........... 424
2,000 Range Intelligent Computing Technology
Group Co. Ltd. (IT Services) ...... 25
3,000 Raytron Technology Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 69
7,500 Remegen Co. Ltd., Class H (Biotechnology)
(a)(b) ...................... 71
900 RoboTechnik Intelligent Technology Co.,
Ltd. (Machinery) .............. 83
900 Rockchip Electronics Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment) .................. 25
32,500 Rongsheng Petrochemical Co. Ltd., Class A
(Chemicals) .................. 51
13,500 SAIC Motor Corp. Ltd., Class A
(Automobiles) ................ 19
26,400 Sanan Optoelectronics Co., Ltd., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 83
26,500 SDIC Power Holdings Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers) ........... 52
1,319,000 SenseTime Group, Inc., Class B (Software)
(a)(b) ...................... 227
5,100 Seres Group Co. Ltd., Class A
(Automobiles) ................ 46
12,000 Shaanxi Coal Industry Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 36
27,500 Shandong Gold Mining Co. Ltd., Class A
(Metals & Mining) ............. 95
27,000 Shandong Gold Mining Co. Ltd., Class H
(Metals & Mining)(b) ........... 58

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
12,400 Shandong Hongqiao Aluminum Industry
Holding Co. Ltd. (Metals & Mining) $ 27
55,400 Shanghai Electric Group Co. Ltd., Class A
(Electrical Equipment)(a) ........ 57
32,100 Shanghai Pudong Development Bank Co.
Ltd., Class A (Banks) ........... 41
6,090 Shanghai Putailai New Energy Technology
Group Co. Ltd. (Chemicals) ...... 26
69,100 Shanghai Rural Commercial Bank Co. Ltd.,
Class A (Banks) ............... 76
9,400 Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A (Real
Estate Management & Development) 52
5,140 Shanjin International Gold Co. Ltd., Class A
(Metals & Mining) ............. 13
2,800 Shannon Semiconductor Technology
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 126
1,900 Sharetronic Data Technology Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 96
3,000 Shengyi Electronics Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 59
6,600 Shengyi Technology Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 170
1,000 Shennan Circuits Co., Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 68
6,370 Shenzhen Envicool Technology Co. Ltd.,
Class A (Machinery) ............ 75
5,500 Shenzhen Kinwong Electronic Co., Ltd.,
Class A (Electronic Equipment,
Instruments & Components) ...... 59
1,300 Shenzhen Longsys Electronics Co. Ltd.,
Class A (Technology Hardware,
Storage & Peripherals) .......... 137
2,900 Shenzhen Megmeet Electrical Co., Ltd.,
Class A (Electrical Equipment) .... 72
11,700 Shenzhen Salubris Pharmaceuticals Co.,
Ltd., Class A (Pharmaceuticals) .... 55
3,500 Shenzhen Sunway Communication Co.,
Ltd., Class A (Communications
Equipment) .................. 62
900 Shenzhen Techwinsemi Technology Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 127
38,700 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(b) 195
14,400 Sichuan Changhong Electric Co. Ltd., Class
A (Household Durables) ......... 15
19,900 Sichuan Chuantou Energy Co. Ltd., Class
A (Independent Power and Renewable
Electricity Producers) ........... 42
14,200 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A (Pharmaceuticals) ........ 81
2,900 Sichuan Kelun-Biotech Biopharmaceutical
Co. Ltd., Class H (Biotechnology)(a) 162
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
5,600 Sinoma Science Technology Co., Ltd., Class
A (Chemicals) ................ $ 75
106,800 Sinopharm Group Co. Ltd., Class H (Health
Care Providers & Services) ....... 217
40,000
Sinotruk Hong Kong Ltd. (Machinery)(b) 198
81,000 Smoore International Holdings Ltd.
(Tobacco)^(b) ................ 73
8,900 Spring Airlines Co. Ltd., Class A (Passenger
Airlines) .................... 60
4,240 Sungrow Power Supply Co. Ltd., Class A
(Electrical Equipment) .......... 99
31,827 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 249
1,400 Suzhou Centec Communications Co.,
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 81
4,600 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A (Electronic
Equipment, Instruments &
Components)(a) ............... 180
1,200 Suzhou Everbright Photonics Co.,
Ltd., Class A (Semiconductors &
Semiconductor Equipment)(a) ..... 91
1,400 Suzhou Maxwell Technologies Co.
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 59
3,640 Suzhou TFC Optical Communication
Co. Ltd., Class A (Communications
Equipment) .................. 166
16,240 TAL Education Group, ADR (Diversified
Consumer Services)(a) .......... 155
15,000 TBEA Co. Ltd., Class A (Electrical
Equipment) .................. 50
39,300 TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 70
270,186 Tencent Holdings Ltd. (Interactive Media &
Services)(b) .................. 14,911
24,381 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 204
43,700 The People's Insurance Co. Group of China
Ltd., Class A (Insurance) ......... 44
249,000 The People's Insurance Co. Group of China
Ltd., Class H (Insurance)(b) ...... 149
44,000 Tingyi Cayman Islands Holding Corp. (Food
Products) .................... 55
47,600 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 73
6,000 Tongfu Microelectronics Co., Ltd., Class
A (Semiconductors & Semiconductor
Equipment) .................. 68
60,300 Tongling Nonferrous Metals Group Co.,
Ltd., Class A (Metals & Mining) ... 57
24,000 Trina Solar Co., Ltd., Class A
(Semiconductors & Semiconductor
Equipment)(a) ................ 50

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
24,000 Tsingtao Brewery Co. Ltd., Class H
(Beverages) .................. $ 132
9,500
UBTech Robotics Corp. Ltd. (Machinery)(a) 125
6,700 Unigroup Guoxin Microelectronics Co.,
Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 88
16,940 Unisplendour Corp. Ltd., Class A
(Electronic Equipment, Instruments &
Components) ................. 73
63,600 United Nova Technology Co., Ltd., Class
A (Semiconductors & Semiconductor
Equipment)(a) ................ 100
8,900 Universal Scientific Industrial Shanghai Co.,
Ltd., Class A (Electronic Equipment,
Instruments & Components) ...... 43
1,200 Verisilicon Microelectronics Shanghai
Co. Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 67
2,300 Victory Giant Technology Huizhou Co.
Ltd., Class A (Electronic Equipment,
Instruments & Components) ...... 119
13,804 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 183
18,400 Wanxiang Qianchao Co. Ltd., Class A
(Automobile Components) ....... 35
50,500 Weichai Power Co. Ltd., Class A
(Machinery) ................. 205
65,000 Weichai Power Co. Ltd., Class H
(Machinery) ................. 285
44,260 Wens Foodstuff Group Co. Ltd., Class A
(Food Products) ............... 81
203,600 Wintime Energy Group Co. Ltd., Class A
(Independent Power and Renewable
Electricity Producers)(a) ......... 48
8,800 Wolong Electric Group Co. Ltd., Class A
(Electrical Equipment) .......... 43
10,679 Wuhan Guide Infrared Co. Ltd., Class A
(Electronic Equipment, Instruments &
Components)(a) ............... 21
15,200 Wuliangye Yibin Co. Ltd., Class A
(Beverages) .................. 166
6,160 WUS Printed Circuit Kunshan Co. Ltd.,
Class A (Electronic Equipment,
Instruments & Components) ...... 140
12,700 WuXi AppTec Co. Ltd., Class A (Life
Sciences Tools & Services) ....... 234
15,240 WuXi AppTec Co. Ltd., Class H (Life
Sciences Tools & Services)(b) ..... 300
162,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 721
16,500 WuXi XDC Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 121
7,600 Xiamen Tungsten Co., Ltd. (Metals &
Mining) ..................... 96
754,600 Xiaomi Corp., Class B (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 2,096
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
112,190 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment) ..... $ 30
57,364
XPeng, Inc., Class A (Automobiles)(a) ... 378
67,000 XtalPi Holdings Ltd. (Life Sciences Tools &
Services)(a) .................. 66
60,000 Yadea Group Holdings Ltd. (Automobiles)
(b) ........................ 68
18,500 Yangtze Optical Fibre & Cable Joint Stock
Ltd. Co., Class H (Communications
Equipment)(b) ................ 617
21,670 Yankuang Energy Group Co. Ltd., Class A
(Oil, Gas & Consumable Fuels) .... 57
154,700 Yankuang Energy Group Co. Ltd., Class H
(Oil, Gas & Consumable Fuels) .... 218
3,800 Yantai Jereh Oilfield Services Group Co.
Ltd., Class A (Energy Equipment &
Services) .................... 86
17,070 Yealink Network Technology Corp. Ltd.,
Class A (Communications Equipment) 85
16,876 Yonyou Network Technology Co. Ltd.,
Class A (Software)(a) ........... 23
400 Yuanjie Semiconductor Technology
Co., Ltd. (Semiconductors &
Semiconductor Equipment) ....... 113
16,250 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 664
4,500 Zangge Mining Co. Ltd., Class A
(Chemicals) .................. 46
8,900 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class A (Pharmaceuticals) . 143
69,500 Zhaojin Mining Industry Co. Ltd., Class H
(Metals & Mining) ............. 147
14,100 Zhejiang China Commodities City Group
Co. Ltd., Class A (Diversified
Consumer Services) ............ 21
7,000 Zhejiang Huayou Cobalt Co., Ltd., Class A
(Electrical Equipment) .......... 50
7,300 Zhejiang Jingsheng Mechanical Electrical
Co., Ltd., Class A (Semiconductors &
Semiconductor Equipment) ....... 65
14,700 Zhejiang Leapmotor Technology Co. Ltd.,
Class H (Automobiles)(a)(b) ...... 65
75,900 Zheshang Securities Co. Ltd., Class A
(Capital Markets) .............. 106
3,020 Zhongji Innolight Co. Ltd., Class A
(Communications Equipment) ..... 575
16,900 Zhongjin Gold Corp. Ltd., Class A (Metals
& Mining) ................... 46
8,200 Zhuzhou Crrc Times Electric Co., Ltd.,
Class A (Machinery) ............ 83
78,700 Zijin Mining Group Co. Ltd., Class A
(Metals & Mining) ............. 296
232,000 Zijin Mining Group Co. Ltd., Class H
(Metals & Mining) ............. 820
76,400 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A
(Machinery) ................. 79

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
34,600 ZTE Corp., Class A (Communications
Equipment)(a) ................ $ 186
15,550 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 344
87,699
Colombia — 0.09%
10,386
Grupo Cibest SA (Banks) ............ 237
24,382 Grupo Cibest SA, Preference Shares
(Banks) ..................... 483
7,987 Interconexion Electrica SA (Electric
Utilities) .................... 69
789
Czech Republic — 0.06%
2,652
CEZ A/S (Electric Utilities) .......... 155
38,571
Moneta Money Bank AS (Banks)(b) .... 338
493
Egypt — 0.05%
151,584 Commercial International Bank - Egypt
(CIB) (Banks) ................ 394
Greece — 0.31%
67,748
Alpha Bank SA (Banks) ............. 307
99,271
Eurobank SA (Banks) ............... 473
1,176 GEK TERNA SA (Construction &
Engineering)(b) ............... 59
8,527 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 189
5,953
JUMBO SA (Specialty Retail)(b) ....... 153
35,689
National Bank of Greece SA (Banks)(b) .. 617
45,032
Piraeus Bank SA (Banks)(a) .......... 469
14,388
Public Power Corp. SA (Electric Utilities) 378
2,645
Hong Kong — 1.50%
737,618 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 8,842
164,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)^(a) ................... 65
29,500 Beijing Enterprises Holdings Ltd. (Gas
Utilities)(b) .................. 101
21,000 C&D International Investment Group
Ltd. (Real Estate Management &
Development)^ ............... 36
188,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 290
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 278
15,400 China Resources Gas Group Ltd. (Gas
Utilities)(b) .................. 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
127,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... $ 489
132,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 286
560,000 China Ruyi Holdings Ltd.
(Entertainment)^(a) ............ 107
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(b) ................ 184
57,000 Chow Tai Fook Jewellery Group Ltd.
(Specialty Retail) .............. 80
194,000
Far East Horizon Ltd. (Financial Services) 133
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 110
284,000 Geely Automobile Holdings Ltd.
(Automobiles) ................ 610
132,000 Guangdong Investment Ltd. (Water
Utilities) .................... 131
46,000 Kingboard Laminates Holdings Ltd.
(Electronic Equipment, Instruments &
Components) ................. 589
64,000
Kunlun Energy Co. Ltd. (Gas Utilities)(b) 52
513,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(b) ........... 290
16,300 Zijin Gold International Co. Ltd. (Metals &
Mining) ..................... 186
12,888
Hungary — 0.23%
18,936 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels)(a) ......... 225
9,669
OTP Bank Nyrt (Banks) ............. 1,430
8,351
Richter Gedeon Nyrt (Pharmaceuticals) .. 324
1,979
India — 9.23%
1,582
ABB India Ltd. (Electrical Equipment) .. 118
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(b) ............. 356
37,509 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 719
157,860 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(a) 374
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 279
15,738
APL Apollo Tubes Ltd. (Metals & Mining) 298
8,151 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 748
61,078
Ashok Leyland Ltd. (Machinery) ....... 102
19,814
Asian Paints Ltd. (Chemicals) ......... 552
5,202
AU Small Finance Bank Ltd. (Banks)(b) . 57
22,857 Aurobindo Pharma Ltd. (Pharmaceuticals)
(b) ........................ 382
9,527 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 441

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
118,992
Axis Bank Ltd. (Banks) ............. $ 1,695
5,199
Bajaj Auto Ltd. (Automobiles) ........ 535
122,111
Bajaj Finance Ltd. (Consumer Finance)(b) 1,299
28,832
Bajaj Finserv Ltd. (Financial Services)(b) 543
260 Bajaj Holdings & Investment Ltd. (Financial
Services) .................... 29
175,841 Bharat Electronics Ltd. (Aerospace &
Defense)(b) .................. 766
5,388 Bharat Forge Ltd. (Automobile
Components) ................. 122
66,098 Bharat Heavy Electricals Ltd. (Electrical
Equipment) .................. 290
104,752 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 337
126,910 Bharti Airtel Ltd. (Wireless
Telecommunication Services) ..... 2,487
104
Bosch Ltd. (Automobile Components) ... 44
1,406
Britannia Industries Ltd. (Food Products) . 77
9,630
BSE Ltd. (Capital Markets)(a) ......... 394
40,198 CG Power & Industrial Solutions Ltd.
(Electrical Equipment)(b) ........ 405
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(a)(c) ........... 18,491
30,106 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 570
6,793
Cipla Ltd. (Pharmaceuticals)(b) ........ 105
103,939 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... 483
8,001
Cummins India Ltd. (Machinery) ....... 479
2,978 Divi's Laboratories Ltd. (Life Sciences Tools
& Services) .................. 207
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 180
77,965 DLF Ltd. (Real Estate Management &
Development)(b) .............. 512
35,786 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 519
7,502
Eicher Motors Ltd. (Automobiles)(b) .... 562
119,338 Eternal Ltd. (Hotels, Restaurants & Leisure)
(a) ........................ 334
26,910
Federal Bank, Ltd. (Banks)(b) ......... 94
16,336 Fortis Healthcare Ltd. (Health Care
Providers & Services) ........... 165
17,398 FSN E-Commerce Ventures Ltd. (Specialty
Retail)(a) .................... 57
256,420
GAIL India Ltd. (Gas Utilities) ........ 471
5,736 GE Vernova T&D India Ltd. (Electrical
Equipment) .................. 301
2,830 Godrej Consumer Products Ltd. (Personal
Care Products) ................ 30
2,080 Godrej Properties Ltd. (Real Estate
Management & Development)(a)(b) 41
43,945
HCL Technologies Ltd. (IT Services) .... 499
517,287
HDFC Bank Ltd. (Banks) ............ 4,367
18,156 HDFC Life Insurance Co. Ltd. (Insurance)
(b) ........................ 111
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
3,798
Hero MotoCorp Ltd. (Automobiles)(b) ... $ 193
37,725 Hindalco Industries Ltd. (Metals & Mining)
(b) ........................ 383
8,964 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 416
11,096 Hindustan Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 46
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(b) ................. 1,033
541 Hitachi Energy India Ltd. (Electrical
Equipment) .................. 200
246,788
ICICI Bank Ltd. (Banks)(b) .......... 3,604
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 308
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 137
21,414
IndusInd Bank Ltd. (Banks)(b) ........ 209
26,540 Info Edge India Ltd. (Interactive Media &
Services) .................... 275
139,893
Infosys Ltd. (IT Services) ............ 1,483
11,204 InterGlobe Aviation Ltd. (Passenger
Airlines)(b) .................. 637
175,894
ITC Ltd. (Tobacco) ................. 533
5,178
Jindal Stainless Ltd. (Metals & Mining) .. 38
197,990 Jio Financial Services Ltd. (Financial
Services) .................... 496
17,235 JSW Energy Ltd. (Independent Power and
Renewable Electricity Producers)(b) 106
277,251
Kotak Mahindra Bank Ltd. (Banks)(b) ... 1,150
34,100 Larsen & Toubro Ltd. (Construction &
Engineering)(b) ............... 1,495
20,661 Lodha Developers Ltd. (Real Estate
Management & Development)(b) .. 209
43,568 Mahindra & Mahindra Ltd. (Automobiles)
(b) ........................ 1,417
6,140
Maruti Suzuki India Ltd. (Automobiles) .. 918
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(b) ........ 491
2,643 Multi Commodity Exchange of India, Ltd.
(Capital Markets)(b) ............ 79
2,469
Muthoot Finance Ltd. (Consumer Finance) 78
19,981 National Aluminium Co., Ltd. (Metals &
Mining) ..................... 72
10,754
Nestle India Ltd. (Food Products) ...... 160
60,205 NHPC Ltd. (Independent Power and
Renewable Electricity Producers) .. 52
468,093
NMDC Ltd. (Metals & Mining) ........ 422
242,379 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 914
146,871 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 364
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 66
16,778 One 97 Communications Ltd. (Financial
Services)(a) .................. 203
607 Oracle Financial Services Software Ltd.
(Software) ................... 69

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... $ 234
2,264
Persistent Systems Ltd. (IT Services) .... 104
30,052
Pidilite Industries Ltd. (Chemicals) ..... 506
1,602
Polycab India Ltd. (Electrical Equipment)(b) 169
86,871 Power Finance Corp. Ltd. (Financial
Services) .................... 390
248,416 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 751
2,527 Prestige Estates Projects Ltd. (Real Estate
Management & Development) ..... 42
84,438
REC Ltd. (Financial Services) ......... 325
274,402 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 3,760
130,845 Samvardhana Motherson International Ltd.
(Automobile Components)(b) ..... 205
30,301
SBI Life Insurance Co. Ltd. (Insurance)(b) 566
1,183 Shree Cement Ltd. (Construction Materials)
(b) ........................ 316
50,695 Shriram Finance Ltd. (Consumer Finance)
(b) ........................ 559
1,409 Siemens Energy India Ltd. (Electrical
Equipment) .................. 55
2,450
Siemens Ltd. (Industrial Conglomerates)(a) 93
793
Solar Industries India Ltd. (Chemicals) .. 157
1,907
SRF Ltd. (Chemicals) ............... 55
92,813
State Bank of India (Banks)(b) ........ 1,008
50,938 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,003
1,450
Sundaram Finance Ltd. (Consumer Finance) 69
1,146
Supreme Industries Ltd. (Building Products) 38
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(a)(b) ...................... 356
61,512 Swiggy Ltd. (Hotels, Restaurants & Leisure)
(a)(b) ...................... 156
41,070 Tata Consultancy Services Ltd. (IT Services)
(b) ........................ 883
15,228 Tata Consumer Products Ltd. (Food
Products) .................... 173
98,622
Tata Motors Ltd. (Machinery) ......... 442
87,563 Tata Motors Passenger Vehicles Ltd.
(Automobiles)(b) .............. 327
387,385
Tata Steel Ltd. (Metals & Mining) ...... 771
11,283
Tech Mahindra Ltd. (IT Services) ...... 168
22,009 The Indian Hotels Co. Ltd., Class A (Hotels,
Restaurants & Leisure)(b) ........ 166
3,560 The Phoenix Mills Ltd. (Real Estate
Management & Development)(b) .. 73
34,381
The Tata Power Co. Ltd. (Electric Utilities) 140
19,588 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 912
7,846
Torrent Power Ltd. (Electric Utilities) ... 117
17,268
Trent Ltd. (Specialty Retail) .......... 600
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 267
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 201
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
6,510 UltraTech Cement Ltd. (Construction
Materials) ................... $ 775
30,930
United Spirits Ltd. (Beverages) ........ 442
5,501
UPL Ltd. (Chemicals) ............... 33
51,325
Varun Beverages Ltd. (Beverages)(b) .... 276
76,460 Vedanta Aluminium Metal, Ltd. (Metals &
Mining)(a) ................... 362
76,460
Vedanta Ltd. (Metals & Mining)(b) ..... 228
37,690 Vishal Mega Mart Ltd. (Broadline Retail)(a)
(b) ........................ 47
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 93
4,646
Voltas Ltd. (Construction & Engineering) . 63
2,375 WAAREE Energies Ltd. (Semiconductors &
Semiconductor Equipment) ....... 74
156,915
Wipro Ltd. (IT Services)(b) ........... 283
1,074,947
Yes Bank Ltd. (Banks)(a) ............ 275
79,391
Indonesia — 0.28%
935,600 PT Astra International Tbk (Industrial
Conglomerates) ............... 237
2,333,685
PT Bank Central Asia Tbk (Banks) ..... 727
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 173
3,488,200 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 534
1,079,604
PT Barito Pacific Tbk (Chemicals)(a) .... 78
2,599,300 PT Bumi Resources Minerals Tbk (Metals &
Mining)(a) ................... 70
576,000 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 110
32,225,600 PT GoTo Gojek Tokopedia Tbk, Class A
(Broadline Retail)(a) ........... 90
2,105,250 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(b) .................. 280
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 82
2,381
Ireland (Republic of) — 0.22%
25,086 PDD Holdings, Inc., ADR (Broadline Retail)
(a) ........................ 1,914
Kazakhstan — 0.00%
38,369 Solidcore Resources PLC (Metals &
Mining)(a)(c) ................. —
Korea, Republic of — 0.47%
1,988
Alteogen, Inc. (Biotechnology)(a) ...... 465
1,166
APR Corp. (Personal Care Products) .... 293
1,649 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 280

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Korea, Republic of (continued)
2,961 Hanwha Systems Co. Ltd. (Aerospace &
Defense) .................... $ 141
5,838 HD Hyundai Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 761
1,060 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 680
1,390 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 536
893
HYBE Co. Ltd. (Entertainment)(a) ..... 112
3,222
Hyundai Rotem Co. Ltd. (Machinery) ... 363
2,636 Meritz Financial Group, Inc. (Financial
Services)(a) .................. 181
330 Samsung Episholdings Co. Ltd.
(Biotechnology)(a) ............. 92
180
Samyang Foods Co. Ltd. (Food Products) 131
4,035
Kuwait — 0.34%
245,421
Boubyan Bank KSCP (Banks) ......... 503
598,605
Kuwait Finance House KSCP (Banks) ... 1,483
62,436 Mabanee Co. KPSC (Real Estate
Management & Development) ..... 186
233,503
National Bank of Kuwait SAKP (Banks) . 608
118,244
Warba Bank KSCP (Banks) ........... 107
2,887
Luxembourg — 0.02%
5,048
Reinet Investments SCA (Capital Markets) 140
9,796 Zabka Group SA (Consumer Staples
Distribution & Retail)(a) ......... 71
211
Malaysia — 0.55%
241,900
AMMB Holdings Berhad (Banks) ...... 379
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 39
168,700
CIMB Group Holdings Berhad (Banks)(b) 307
154,126 Gamuda Berhad (Construction &
Engineering) ................. 166
164,700 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 340
457,200
IOI Corp. Berhad (Food Products) ...... 474
305,396
Malayan Banking Berhad (Banks) ...... 809
221,100 Maxis Berhad (Wireless Telecommunication
Services)(b) .................. 184
91,100 Petronas Chemicals Group Berhad
(Chemicals) .................. 90
15,300
Petronas Gas Bhd (Gas Utilities) ....... 66
186,100 Press Metal Aluminium Holdings Bhd
(Metals & Mining) ............. 351
811,700
Public Bank Bhd (Banks) ............ 958
308,500
SD Guthrie Bhd (Food Products) ....... 453
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
147,780 YTL Power International Bhd (Multi-
Utilities) .................... $ 152
4,768
Mexico — 1.04%
670,878 America Movil SAB de CV, Class B
(Wireless Telecommunication
Services) .................... 869
712,108
Cemex SAB de CV (Construction Materials) 855
38,113
Coca-Cola Femsa SAB de CV (Beverages) 403
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(b) .......... 268
85,025 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,084
7,257 Grupo Aeroportuario del Centro Norte
SAB de CV, Class B (Transportation
Infrastructure) ................ 103
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class B (Transportation
Infrastructure) ................ 500
9,730 Grupo Aeroportuario del Sureste SAB
de CV, Class B (Transportation
Infrastructure) ................ 297
77,103 Grupo Bimbo SAB de CV, Class A (Food
Products) .................... 252
14,876 Grupo Carso SAB de CV, Series A1, Class
A1 (Industrial Conglomerates) .... 111
119,617 Grupo Financiero Banorte SAB de CV,
Class O (Banks) ............... 1,263
131,791 Grupo Mexico SAB de CV, Class B (Metals
& Mining) ................... 1,495
8,491 Industrias Penoles SAB de CV (Metals &
Mining) ..................... 371
156,666 Kimberly-Clark de Mexico SAB de CV,
Class A (Household Products) ..... 347
58,667 Prologis Property Mexico SA de CV
(Industrial REITs)(b) ........... 254
102,503
Sigma Foods SAB de CV (Food Products) 94
118,341 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 348
8,914
Netherlands — 0.26%
16,252
JBS N.V., Class A (Food Products) ..... 193
23,068 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a)(b) 207
41,580
Prosus N.V. (Broadline Retail)(a)(b) .... 1,806
2,206
Peru — 0.18%
8,265 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 242
3,247
Credicorp Ltd. (Banks) .............. 1,265
1,507

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Philippines — 0.17%
393,000 Ayala Land, Inc. (Real Estate Management
& Development)(b) ............ $ 95
38,460
Bank of the Philippine Islands (Banks) ... 60
40,710 International Container Terminal Services,
Inc. (Transportation Infrastructure)(b) 593
287,953
Metropolitan Bank & Trust Co. (Banks) .. 306
8,360 PLDT, Inc. (Wireless Telecommunication
Services) .................... 154
24,493 SM Investments Corp. (Industrial
Conglomerates) ............... 236
1,444
Poland — 0.64%
39,673
Allegro.eu SA (Broadline Retail)(a)(b) ... 399
3,366
Asseco Poland SA (Software) ......... 150
11,168
Bank Polska Kasa Opieki SA (Banks)(b) . 681
421 Budimex SA (Construction & Engineering)
(b) ........................ 83
3,287
CD Projekt SA (Entertainment) ........ 196
24,800 Dino Polska SA (Consumer Staples
Distribution & Retail)(a)(b) ...... 187
5,650 KGHM Polska Miedz SA (Metals &
Mining) ..................... 500
50
LPP SA (Textiles, Apparel & Luxury Goods) 243
482
mBank SA (Banks)(a) ............... 175
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 958
62,776 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(a) ........... 158
44,998 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,236
28,575 Powszechny Zaklad Ubezpieczen SA
(Insurance)(b) ................ 500
5,466
Qatar — 0.33%
548,684
Al Rayan Bank (Banks) ............. 310
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 141
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 59
94,524 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 366
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 170
100,817
Qatar Islamic Bank QPSC (Banks) ..... 606
180,033
Qatar National Bank QPSC (Banks) ..... 855
262,564
The Commercial Bank PSQC (Banks) ... 292
2,799
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(a)(c) ......... —
Shares Security Description
Value
(000)
Common Stocks (continued)
Russia (continued)
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. $ —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(a)(c) .......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
37,340
Polyus PJSC (Metals & Mining)(a)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(a)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(a)
(c) ........................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(a)(c) .................. —
7,712
T-Tekhnologii MKPAO, GDR (Banks)(a)(c) —
162,920
VTB Bank PJSC (Banks)(a)(c) ........ —
—
Saudi Arabia — 1.54%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers)(a) 409
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 38
132,910
Al Rajhi Bank (Banks) .............. 2,332
72,993
Alinma Bank (Banks) ............... 475
21,681
Almarai Co. JSC (Food Products) ...... 262
39,306
Bank AlBilad (Banks) ............... 255
75,731
Banque Saudi Fransi (Banks) ......... 391
5,252 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 245
33,286 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(a) .............. 160
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 259
1,258
Elm Co. (IT Services) ............... 230
10,430 Etihad Etisalat Co. (Wireless
Telecommunication Services) ..... 168
27,800 Jabal Omar Development Co. (Hotels,
Restaurants & Leisure)(a) ........ 112
13,316
Jarir Marketing Co. (Specialty Retail) ... 59
7,853 Makkah Construction & Development
Co. (Real Estate Management &
Development) ................ 173
100,428
Riyad Bank (Banks) ................ 532
14,822
SABIC Agri-Nutrients Co. (Chemicals) .. 488
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 129
53,896 Saudi Arabian Mining Co. (Metals &
Mining)(a) ................... 852
223,723 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels)(b) .......... 1,555
56,792
Saudi Awwal Bank (Banks)(b) ......... 489
49,889
Saudi Basic Industries Corp. (Chemicals) . 684

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... $ 192
103,456 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,191
5,878 The Co. for Cooperative Insurance
(Insurance) .................. 230
132,744
The Saudi National Bank (Banks) ...... 1,367
13,277
Singapore — 0.12%
25,950 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 1,032
South Africa — 1.68%
37,547
Absa Group Ltd. (Banks) ............ 523
26,891 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 734
28,369 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 415
4,054
Capitec Bank Holdings Ltd. (Banks) .... 1,177
7,084 Clicks Group Ltd. (Consumer Staples
Distribution & Retail)(b) ........ 98
30,260
Discovery Ltd. (Insurance)(b) ......... 489
225,024
FirstRand Ltd. (Financial Services) ..... 1,339
39,538
Gold Fields Ltd. (Metals & Mining)(b) .. 1,328
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 394
39,248 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 413
77,266 MTN Group Ltd. (Wireless
Telecommunication Services)(b) ... 1,077
47,866
Naspers Ltd., Class N (Broadline Retail) . 2,405
20,893
Nedbank Group Ltd. (Banks)(b) ....... 344
16,220 Northam Platinum Holdings Ltd. (Metals &
Mining) ..................... 234
179,200
Pepkor Holdings Ltd. (Specialty Retail)(b) 242
15,002
Remgro Ltd. (Financial Services) ...... 181
52,916
Sanlam Ltd. (Insurance)(b) ........... 285
25,677
Sasol Ltd. (Chemicals)(a) ............ 254
14,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 267
132,272
Sibanye Stillwater Ltd. (Metals & Mining) 281
57,035
Standard Bank Group Ltd. (Banks) ..... 1,126
11,404
Valterra Platinum Ltd. (Metals & Mining) 767
8,935 Vodacom Group Ltd. (Wireless
Telecommunication Services) ..... 83
14,456
South Korea — 15.54%
1,319 Amorepacific Corp. (Personal Care
Products) .................... 91
6,883
Celltrion, Inc. (Biotechnology)(a)(b) .... 775
2,314
DB Insurance Co. Ltd. (Insurance)(b) ... 202
328
Doosan Co. Ltd. (Industrial Conglomerates) 321
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
19,826 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. $ 1,130
2,331
Ecopro BM Co. Ltd. (Electrical Equipment) 217
4,611
Ecopro Co. Ltd. (Electrical Equipment)(a) 322
14,221
Hana Financial Group, Inc. (Banks) ..... 1,062
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 118
1,442 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 933
5,893
Hanwha Ocean Co. Ltd. (Machinery)(a)(b) 387
1,984 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 453
5,268 HLB, Inc. (Health Care Equipment &
Supplies)(a) .................. 177
10,946
HMM Co. Ltd. (Marine Transportation) .. 132
227 Hyosung Heavy Industries Corp. (Electrical
Equipment) .................. 516
3,100 Hyundai Engineering & Construction Co.
Ltd. (Construction & Engineering) .. 232
1,697 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 203
2,594 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 855
5,762
Hyundai Motor Co. (Automobiles) ..... 1,879
1,664 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 235
1,086 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 154
11,325
Industrial Bank of Korea (Banks) ...... 146
12,358 Kakao Corp. (Interactive Media & Services)
(b) ........................ 279
11,697
KakaoBank Corp. (Banks) ........... 159
16,162
KB Financial Group, Inc. (Banks) ...... 1,673
10,123
Kia Corp. (Automobiles) ............ 915
2,874 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 273
11,761 Korea Electric Power Corp. (Electric
Utilities) .................... 283
2,032 Korea Investment Holdings Co. Ltd.
(Capital Markets) .............. 294
3,712 Korean Air Lines Co. Ltd. (Passenger
Airlines)(b) .................. 67
1,272
Krafton, Inc. (Entertainment)(a) ....... 195
4,503
KT&G Corp. (Tobacco)(b) ........... 496
5,528
LG Chem Ltd. (Chemicals) ........... 1,014
5,593
LG Corp. (Industrial Conglomerates)(b) .. 355
13,231 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 100
4,627
LG Electronics, Inc. (Household Durables) 617
1,997 LG Energy Solution Ltd. (Electrical
Equipment)(a) ................ 473
564 LIG Defense&Aerospace Co. Ltd.
(Aerospace & Defense)(b) ....... 262
3,345
LS Electric Co. Ltd. (Electrical Equipment) 525
8,243 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 231

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
6,005 NAVER Corp. (Interactive Media &
Services) .................... $ 779
5,936 NH Investment & Securities Co. Ltd.
(Capital Markets) .............. 114
1,410 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 162
3,149
POSCO Holdings, Inc. (Metals & Mining) 651
2,263 Posco International Corp. (Trading
Companies & Distributors) ....... 72
527 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(a)(b) ......... 477
10,061 Samsung C&T Corp. (Industrial
Conglomerates) ............... 3,116
2,468 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 3,575
206,185 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 45,763
35,122 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 4,954
1,310 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 529
29,524 Samsung Heavy Industries Co. Ltd.
(Machinery)(a) ............... 449
3,538 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 932
2,665 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components)(a) ............... 850
1,824
Samsung SDS Co. Ltd. (IT Services) .... 229
20,520
Shinhan Financial Group Co. Ltd. (Banks) 1,287
24,337 SK hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 42,955
3,140 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 194
4,080 SK Square Co. Ltd. (Industrial
Conglomerates)(a) ............. 4,615
4,507 SK Telecom Co. Ltd. (Wireless
Telecommunication Services) ..... 257
4,640
SK, Inc. (Industrial Conglomerates) ..... 2,545
1,663
S-Oil Corp. (Oil, Gas & Consumable Fuels) 114
10,357
Woori Financial Group, Inc. (Banks) .... 196
3,195
Yuhan Corp. (Pharmaceuticals) ........ 146
133,712
Taiwan — 17.88%
22,000 Accton Technology Corp. (Communications
Equipment) .................. 1,755
22,000 Advantech Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 343
5,904
Airtac International Group (Machinery) .. 250
3,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 402
145,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 3,251
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
14,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. $ 1,132
1,000 ASPEED Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 528
30,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 666
8,000
Bizlink Holding, Inc. (Electrical Equipment) 490
36,000 Caliway Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a) ........... 114
412,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 1,278
50,640 Chailease Holding Co. Ltd. (Financial
Services) .................... 187
292,000
China Steel Corp. (Metals & Mining) .... 173
16,000 Chroma ATE, Inc. (Electronic Equipment,
Instruments & Components) ...... 1,112
229,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,016
683,000 CTBC Financial Holding Co. Ltd. (Banks)
(b) ........................ 1,531
86,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 5,401
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 266
391,500
E.Sun Financial Holding Co. Ltd. (Banks) 425
13,000 Elite Material Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 2,247
3,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 283
135,000
Eva Airways Corp. (Passenger Airlines) .. 191
53,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 308
127,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(b) .................. 419
234,300
First Financial Holding Co. Ltd. (Banks) . 242
161,000 Formosa Chemicals & Fibre Corp.
(Chemicals) .................. 277
166,000
Formosa Plastics Corp. (Chemicals) ..... 285
5,800 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 143
370,997 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,516
28,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 306
4,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 620
14,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 452
16,000 Gold Circuit Electronics Ltd. (Electronic
Equipment, Instruments &
Components) ................. 614
537,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 4,285

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
4,000 Hon. Precision, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 822
15,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 220
263,990 Hua Nan Financial Holdings Co. Ltd.
(Banks) ..................... 317
389,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 862
12,000 International Games System Co. Ltd.
(Entertainment) ............... 299
128,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 271
4,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 439
880,340
KGI Financial Holding Co. Ltd. (Insurance) 800
3,000 King Slide Works Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 703
44,000 King Yuan Electronics Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 476
4,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 542
88,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 627
4,000 Lotes Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 270
63,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 8,716
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,552
223,000
Nan Ya Plastics Corp. (Chemicals) ...... 1,187
23,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 389
101,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 267
11,426
PharmaEssentia Corp. (Biotechnology) .. 483
120,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,399
21,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 536
447,424 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 564
77,250 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 60
141,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 516
1,086,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 85,676
374,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 284
424,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 571
1,154,104
TS Financial Holding Co. Ltd. (Banks) .. 1,212
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
58,736 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. $ 2,023
171,000 Uni-President Enterprises Corp. (Food
Products) .................... 401
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 2,682
47,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(b) ................ 325
15,000
Wan Hai Lines Ltd. (Marine Transportation) 37
137,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 691
5,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(b) ........ 739
68,212 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 2,488
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 152
527,087 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,096
33,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 665
153,867
Thailand — 0.59%
55,400 Advanced Info Service PCL, Class F
(Wireless Telecommunication
Services) .................... 614
169,400 Airports of Thailand PCL, Class F
(Transportation Infrastructure) ..... 330
220,100 Bangkok Dusit Medical Services PCL -
NVDR (Health Care Providers &
Services) .................... 128
23,100 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 131
141,100 Charoen Pokphand Foods PCL - NVDR
(Food Products) ............... 83
108,500 CP ALL PCL - NVDR (Consumer Staples
Distribution & Retail) ........... 153
139,700 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 1,393
158,502 Gulf Development PCL, Class F
(Independent Power and Renewable
Electricity Producers) ........... 295
29,803 Gulf Development PCL - NVDR, Class R
(Independent Power and Renewable
Electricity Producers) ........... 55
294,400
Krung Thai Bank PCL, Class F (Banks) .. 338
259,700 Minor International PCL, Class F (Hotels,
Restaurants & Leisure) .......... 194
77,275 PTT Exploration & Production PCL, Class F
(Oil, Gas & Consumable Fuels) .... 311
426,900
PTT PCL (Oil, Gas & Consumable Fuels) 457

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
45,800
SCB X PCL (Banks) ................ $ 205
28,000 The Siam Cement PCL - NVDR
(Construction Materials) ......... 207
362,200 True Corp PCL, Class R (Diversified
Telecommunication Services) ..... 141
5,035
Turkey — 0.24%
159,726
Akbank TAS (Banks) ............... 264
52,249 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 387
47,887 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 376
193,086 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 168
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(a) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 155
22,507
Turk Hava Yollari AO (Passenger Airlines) 158
54,686 Turkcell Iletisim Hizmetleri AS (Wireless
Telecommunication Services) ..... 126
53,765 Turkiye Petrol Rafinerileri AS (Oil, Gas &
Consumable Fuels) ............. 261
239,232
Yapi ve Kredi Bankasi AS (Banks)(a) ... 207
2,102
United Arab Emirates — 0.69%
173,808
Abu Dhabi Commercial Bank PJSC (Banks) 685
34,021
Abu Dhabi Islamic Bank PJSC (Banks) .. 192
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(b) ....... 169
69,985 ADNOC Drilling Co. PJSC, Class C
(Energy Equipment & Services)(b) . 109
101,455 Adnoc Gas PLC (Oil, Gas & Consumable
Fuels)(b) .................... 95
94,477
Air Arabia PJSC (Passenger Airlines) .... 140
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 429
59,352 Dubai Electricity & Water Authority PJSC
(Multi-Utilities) ............... 45
196,950
Dubai Islamic Bank PJSC (Banks) ...... 400
30,986 Emaar Development PJSC (Real Estate
Management & Development) ..... 117
293,582 Emaar Properties PJSC (Real Estate
Management & Development) ..... 954
52,445
Emirates NBD Bank PJSC (Banks) ..... 423
175,439 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 918
235,332
First Abu Dhabi Bank PJSC (Banks) .... 1,089
122,403 Salik Co. PJSC (Transportation
Infrastructure) ................ 196
5,961
Shares Security Description
Value
(000)
Common Stocks (continued)
United States — 0.39%
22,300
Anglogold Ashanti PLC (Metals & Mining) $ 1,798
37,300 BeOne Medicines Ltd., Class H
(Biotechnology)(a) ............. 813
2,478 Legend Biotech Corp., ADR
(Biotechnology)(a) ............. 72
3,967
Southern Copper Corp. (Metals & Mining) 691
3,374
Total Common Stocks (cost $289,779 ) .. 580,813
Investment Companies — 32.20%
International Equity Funds — 29.92%
699,855
Aberdeen Asia Focus PLC ........... 4,178
21,512
Aberdeen India Fund, Inc. ............ 253
302,692
Aberdeen New India Investment Trust PLC 2,883
415,424 abrdn Emerging Markets ex China Fund,
Inc. ........................ 3,988
458,848
Baillie Gifford China Growth Trust PLC . 1,857
81,766 Barings Emerging EMEA Opportunities
PLC ....................... 895
28,930 BlackRock Latin American Investment Trust
PLC ....................... 162
665,296
Fidelity China Special Situations PLC ... 2,188
319,341
Fidelity Emerging Markets Ltd. ........ 6,479
465,332
INVESCO Asia Dragon Trust PLC ..... 3,065
17,464
iShares MSCI China ETF ............ 891
9,420
iShares MSCI Emerging Markets ETF ... 644
5,515 iShares MSCI Emerging Markets ex China
ETF ....................... 564
304,741
iShares MSCI India ETF ............. 15,051
12,714
iShares MSCI South Korea ETF ....... 2,567
30,478
iShares MSCI Taiwan ETF ........... 3,310
15,733
iShares MSCI Taiwan UCITS ETF ..... 3,212
641,171
JPMorgan China Growth & Income ..... 2,314
2,941,841 JPMorgan Emerging Markets Growth &
Income PLC ................. 6,780
47,711
JPMorgan India Growth & Income PLC .. 565
492,678
Mobius Investment Trust PLC ......... 1,176
105,014
Morgan Stanley China A Share Fund, Inc. 2,209
24,873
Morgan Stanley India Investment Fund, Inc. 568
433,150
Pacific Assets Trust PLC ............. 2,397
181,137
Pacific Horizon Investment Trust PLC ... 2,812
585,491
Schroder AsiaPacific Fund PLC ........ 6,654
458,200 Scottish Oriental Smaller Companies Trust
PLC ....................... 1,659
379,397
Templeton Dragon Fund, Inc. ......... 4,132
110,473
Templeton Emerging Markets Fund ..... 2,565
4,062,961 Templeton Emerging Markets Investment
Trust PLC ................... 17,919
105,346
The Korea Fund, Inc. ............... 7,923
39,134
The Mexico Equity and Income Fund, Inc. 509
110,082
The Mexico Fund, Inc. .............. 2,407
116,074
The Taiwan Fund, Inc. .............. 11,163

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
890,830
The Utilico Emerging Markets Trust PLC . $ 3,356
495,140
Vanguard FTSE Europe ETF .......... 43,841
385,079
VinaCapital Vietnam Opportunity Fund Ltd. 2,349
1,235
Weiss Korea Opportunity Fund Ltd.(c) ... —
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 81,853
257,338
International Fixed Income — 0.25%
124,763
Aberdeen Asian Income Fund Ltd. ...... 555
583,050 JPMorgan Emerging Markets Dividend
Income PLC ................. 1,600
2,155
Money Market Funds — 2.03%
87,358 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.52%^^(d) 87
17,414,314 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
3.53%(d) .................... 17,414
17,501
Total Investment Companies (cost
$205,850 ) ....................... 276,994
Total Investments (cost $495,629 ) —
99.72% ..................... 857,807
Net other assets (liabilities) — 0.28% .. 2,415
Net Assets - 100.00% .............. $ 860,222
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of June
30, 2026.
(d) Annualized 7-day yield as of period end.
ADR—American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2026
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026 .
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.87% 66.65% — 67.52%
Investment Companies ..................................................................................................................... 13.95% 0.26% 17.99% 32.20%
Net Other Assets (Liabilities) ........................................................................................................... 0.22% 0.14% (0.08) % 0.28%
Total Net Assets .......................................................................................................................... 15.04% 67.05% 17.91% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future ..................... 219 9/18/26 $ 19,242 $ 113
$ 19,242 $ 113
Total Unrealized Appreciation ..................... $ 113
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 113

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2026
102
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.17%
$ 100 Ally Auto Receivables Trust 2025-1, Series 2025-1, Class A3, Callable 11/15/28 @
100.00 ................................................... 3.96 3/15/30 $ 100
100 American Express Credit Account Master Trust, Series 2025-2, Class A ........ 4.28 4/15/30 100
420 American Express Credit Account Master Trust, Series 2025-3, Class A ........ 4.51 4/15/32 420
155 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 .......... 1.39 7/15/30 146
100 Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A ........... 3.92 9/15/29 100
50 CarMax Auto Owner Trust, Series 2025-2, Class A3, Callable 11/15/28 @ 100.00 . 4.48 3/15/30 50
125 Carmax Auto Owner Trust 2025-1, Series 2025-1, Class A4, Callable 9/15/28 @
100.00 ................................................... 4.95 8/15/30 126
100 Chase Issuance Trust, Series 2024-A2, Class A .......................... 4.63 1/15/31 101
49 CNH Equipment Trust 2024-C, Series 2024-C, Class A3, Callable 3/15/29 @ 100.00 4.03 1/15/30 49
100 Ford Credit Auto Owner Trust, Series 2024-C, Class A4, Callable 6/15/28 @ 100.00 4.11 7/15/30 99
150 Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A .......... 4.06 11/15/30 149
50 GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, Callable 12/20/27
@ 100.00 ................................................ 4.17 8/21/28 50
100 GM Financial Automobile Leasing Trust, Series 2025-3, Class A4, Callable 12/20/27
@ 100.00 ................................................ 4.20 8/20/29 100
60 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B,
Callable 12/16/26 @ 100.00 ................................... 5.03 9/18/28 60
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class A4, Callable 10/15/27 @
100.00 ................................................... 5.29 12/15/31 202
200 Hyundai Auto Receivables Trust, Series 2025-C, Class A3, Callable 7/15/29 @
100.00 ................................................... 3.88 4/15/30 199
110 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A4, Callable 4/15/28 @
100.00 ................................................... 4.69 2/18/31 110
220 Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, Callable 2/15/29
@ 100.00 ................................................ 4.17 4/15/30 219
200 Synchrony Card Issuance Trust, Series 2025-A3, Class A ................... 4.06 11/15/31 198
215 Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, Callable 1/15/28 @
100.00 ................................................... 4.77 4/16/29 216
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.83 11/15/29 25
250 Verizon Master Trust, Series 2024-6, Class A1A, Callable 8/20/27 @ 100.00 ..... 4.17 8/20/30 249
120 Verizon Master Trust, Series 2025-1, Class A, Callable 1/20/28 @ 100.00 ....... 4.71 1/21/31 121
200 Volkswagen Auto Lease Trust, Series 2025-A, Class A3, Callable 11/20/27 @ 100.00 4.50 6/20/28 200
100 World Omni Auto Receivables Trust, Series 2025-A, Class A4, Callable 5/15/28 @
100.00 ................................................... 4.86 11/15/30 101
Total Asset Backed Securities (cost $3,511) ........................... 3,490
Collateralized Mortgage-Backed Securities — 0.61%
150 BANK, Series 2020-BN26, Class A4, Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 137
300 BANK, Series 2021-BN37, Class A5, Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 266
120 BANK, Series 2019-BN21, Class A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 112
100 BANK, Series 2019-BN19, Class A3, Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 95
300 BANK, Series 2018-BN10, Class A5, Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 294
100 BANK, Series 2019-BN17, Class A4, Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 97
175 BANK, Series 2022-BNK41, Class A4 ................................ 3.92(a) 4/15/65 165
100 BANK, Series 2019-BN16, Class AS, Callable 2/15/29 @ 100.00 ............ 4.27 2/15/52 97
270 BANK, Series 2025-5YR19, Class A3, Callable 12/15/30 @ 100.00 ........... 5.27 12/15/58 274
25 BANK, Series 2024-5YR12, Class A2, Callable 12/15/29 @ 100.00 ........... 5.42 12/15/57 25
150 BANK, Series 2024-5YR8, Class AS, Callable 8/15/29 @ 100.00 ............ 6.38(a) 8/15/57 154
80 BBCMS Mortgage Trust, Series 2020-C7, Class AS, Callable 4/15/30 @ 100.00 .. 2.44 4/15/53 69
400 BBCMS Mortgage Trust, Series 2022-C15, Class A5, Callable 4/15/32 @ 100.00 . 3.66(a) 4/15/55 368
50 BBCMS Mortgage Trust, Series 2024-5C29, Class A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 50
150 BBCMS Mortgage Trust, Series 2024-C28, Class A5, Callable 8/15/34 @ 100.00 . 5.40 9/15/57 153
60 BBCMS Mortgage Trust, Series 2023-C21, Class A5, Callable 9/15/33 @ 100.00 . 6.00(a) 9/15/56 63
125 BBCMS Mortgage Trust, Series 2023-C22, Class A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 136

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 157 Benchmark Mortgage Trust, Series 2021-B25, Class ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 $ 149
110 Benchmark Mortgage Trust, Series 2020-IG1, Class AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 92
200 Benchmark Mortgage Trust, Series 2022-B33, Class A5, Callable 3/15/32 @ 100.00 3.46 3/15/55 183
260 Benchmark Mortgage Trust, Series 2019-B9, Class A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 253
200 Benchmark Mortgage Trust, Series 2018-B6, Class A4, Callable 10/10/28 @ 100.00 4.26 10/10/51 197
150 Benchmark Mortgage Trust, Series 2024-V8, Class A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 155
125 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 127
150 BMO Mortgage Trust, Series 2025-C11, Class ASB, Callable 2/15/35 @ 100.00 .. 5.68 2/15/58 155
125 BMO Mortgage Trust, Series 2025-C11, Class A5, Callable 2/15/35 @ 100.00 ... 5.69 2/15/58 130
286 BMO Mortgage Trust, Series 2024-5C4, Class A3, Callable 5/15/29 @ 100.00 ... 6.53(a) 5/15/57 297
115 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 104
160 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, Callable 12/15/29
@ 100.00 ................................................ 3.10 12/15/72 151
9 Fannie Mae-ACES, Series 2020-M52, Class A2 ......................... 1.37(a) 10/25/30 8
18 Fannie Mae-ACES, Series 2020-M14, Class A2 ......................... 1.78 5/25/30 16
179 Fannie Mae-ACES, Series 2020-M8, Class A2 .......................... 1.82 2/25/30 164
82 Fannie Mae-ACES, Series 2017-M11, Class A2 ......................... 2.98 8/25/29 79
136 Fannie Mae-ACES, Series 2022-M11, Class A2 ......................... 3.07(a) 10/25/27 134
15 Fannie Mae-ACES, Series 2018-M1, Class A2 .......................... 3.08(a) 12/25/27 14
— Fannie Mae-ACES, Series 2017-M12, Class A2 ......................... 3.17(a) 6/25/27 —
143 Fannie Mae-ACES, Series 2017-M15, Class ATS2 ....................... 3.22(a) 11/25/27 141
17 Fannie Mae-ACES, Series 2019-M5, Class A2 .......................... 3.27 2/25/29 17
22 Fannie Mae-ACES, Series 2018-M10, Class A2 ......................... 3.47(a) 7/25/28 22
225 Fannie Mae-ACES, Series 2018-M14, Class A2 ......................... 3.70(a) 8/25/28 221
148 Fannie Mae-ACES, Series 2019-M2, Class A2 .......................... 3.75(a) 11/25/28 146
100 Fannie Mae-ACES, Series 2023-M4, Class A2 .......................... 3.89(a) 9/25/32 96
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class
A2, Callable 5/25/30 @ 100.00 ................................. 1.31 5/25/30 18
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class
A2, Callable 7/25/30 @ 100.00 ................................. 1.38 7/25/30 22
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class
A2, Callable 8/25/30 @ 100.00 ................................. 1.41 8/25/30 266
320 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class
A2, Callable 5/25/35 @ 100.00 ................................. 1.72 5/25/35 253
42 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class
A1, Callable 10/25/29 @ 100.00 ................................ 1.78 10/25/29 40
415 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class
A2, Callable 1/25/31 @ 100.00 ................................. 2.07 1/25/31 375
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class
A2, Callable 9/25/31 @ 100.00 ................................. 2.10 9/25/31 178
165 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
A2, Callable 3/25/29 @ 100.00 ................................. 2.12(a) 3/25/29 156
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class
AM, Callable 4/25/29 @ 100.00 ................................ 2.12 4/25/29 188
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class
A2 ..................................................... 2.13 11/25/31 89
310 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class
A2, Callable 8/25/36 @ 100.00 ................................. 2.18 8/25/36 247
27 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class
A1, Callable 6/25/29 @ 100.00 ................................. 2.26 6/25/29 26
161 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 150
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1514, Class
A2, Callable 10/25/34 @ 100.00 ................................ 2.86 10/25/34 66
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class
A2 ..................................................... 3.00(a) 6/25/32 184

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class
A2, Callable 4/25/29 @ 100.00 ................................. 3.30 4/25/29 $ 97
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class
A2 ..................................................... 3.51 3/25/29 293
241 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class
A2 ..................................................... 3.77 12/25/28 237
170 Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class
A2, Callable 11/25/32 @ 100.00 ................................ 3.78 11/25/32 163
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class
AM, Callable 12/25/32 @ 100.00 ............................... 3.82 12/25/32 71
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class
A2, Callable 5/25/28 @ 100.00 ................................. 3.85 5/25/28 346
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class
A2, Callable 8/25/28 @ 100.00 ................................. 3.90(a) 8/25/28 396
65 Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class
A2, Callable 9/25/28 @ 100.00 ................................. 3.92(a) 9/25/28 64
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K158, Class
A2 ..................................................... 4.05 7/25/33 97
159 Freddie Mac Multifamily Structured Pass Through Certificates, Series K168, Class
A1, Callable 10/25/34 @ 100.00 ................................ 4.13 10/25/34 154
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K765, Class
A2, Callable 2/25/33 @ 100.00 ................................. 4.17(a) 2/25/33 293
540 Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class
A2, Callable 6/25/32 @ 100.00 ................................. 4.40(a) 6/25/32 537
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K171, Class
A2, Callable 6/25/35 @ 100.00 ................................. 4.40 6/25/35 147
175 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class
A2, Callable 3/25/30 @ 100.00 ................................. 4.41 3/25/30 175
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K165, Class
A2, Callable 9/25/34 @ 100.00 ................................. 4.49 9/25/34 49
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K164, Class
A2, Callable 5/25/34 @ 100.00 ................................. 5.00 5/25/34 143
275 Freddie Mac Multifamily Structured Pass Through Certificates, Series K162, Class
A2, Callable 12/25/33 @ 100.00 ................................ 5.15 12/25/33 284
200 GS Mortgage Securities Trust, Series 2019-GC42, Class A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 189
100 GS Mortgage Securities Trust, Series 2020-GC45, Class AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 93
25 GS Mortgage Securities Trust, Series 2018-GS9, Class A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 25
100 GS Mortgage Securities Trust, Series 2018-GS10, Class A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 99
400 Morgan Stanley Capital I Trust, Series 2021-L7, Class A5, Callable 10/15/31 @
100.00 ................................................... 2.57 10/15/54 355
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 103
100 UBS Commercial Mortgage Trust, Series 2018-C9, Class A4, Callable 4/15/28 @
100.00 ................................................... 4.12(a) 3/15/51 98
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 115
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
125 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 124
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 206

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class AS, Callable
1/15/30 @ 100.00 .......................................... 6.39(a) 1/15/58 $ 103
Total Collateralized Mortgage-Backed Securities (cost $13,587) ........... 12,939
U.S. Government Agency Mortgages — 10.15%
86 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 72
280 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 234
234 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 209
63 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 53
340 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 262
369 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 282
105 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 88
358 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 274
86 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 77
135 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 112
50 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 42
263 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 234
374 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 287
209 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 187
318 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 244
11 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 10
388 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 297
289 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 221
143 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 128
326 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 250
185 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 165
113 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 94
163 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 125
17 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 13
227 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 174
218 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 194
32 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 28
70 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 62
299 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 266
316 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 254
320 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 258
368 Fannie Mae, Pool #CB2840 ....................................... 2.00 2/1/52 300
29 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 28
263 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 240
29 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 26
323 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 260
290 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 234
147 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 129
22 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 19
268 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 245
208 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 167
271 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 247
15 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 12
312 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 284
5 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 5
158 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 145
416 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 337
368 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 297
349 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 283
404 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 326
83 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 72
136 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 124
355 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 286

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 326 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 $ 263
321 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 259
2 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 2
422 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 337
354 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 285
210 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 193
5 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 5
422 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 338
255 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 205
434 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 350
399 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 321
294 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 239
16 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 13
342 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 278
167 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 135
356 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 286
83 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 67
334 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 271
232 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 211
332 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 268
265 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 215
375 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 302
190 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 154
23 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 20
343 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 278
9 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 8
114 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 99
31 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 28
262 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 240
374 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 301
375 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 305
123 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 99
307 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 265
360 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 289
152 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 123
361 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 293
375 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 303
408 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 332
285 Fannie Mae, Pool #CA7799 ....................................... 2.00 11/1/50 230
235 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 190
291 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 236
97 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 85
376 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 302
422 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 339
242 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 221
334 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 269
104 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 90
78 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 71
343 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 276
20 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 19
46 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 42
210 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 169
223 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 179
361 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 292
329 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 268
250 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 228
186 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 151
333 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 268
367 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 294

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 216 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 $ 174
227 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 183
226 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 180
240 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 193
18 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 14
88 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 75
5 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 5
367 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 310
393 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 328
204 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 172
326 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 274
318 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 268
212 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 183
17 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 15
34 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 29
52 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 50
319 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 270
14 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 13
7 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 6
159 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 134
355 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 297
14 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 14
17 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 17
23 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 20
8 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 8
14 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 14
14 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 13
8 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 8
200 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 170
13 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 12
333 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 283
364 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 307
402 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 337
4 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 3
186 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 174
151 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 127
84 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 71
331 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 278
333 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 283
20 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 19
4 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 4
6 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 6
369 Fannie Mae, Pool #CB1666 ....................................... 2.50 9/1/51 314
7 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 7
30 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 28
159 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 134
8 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 7
28 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 26
207 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 175
208 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 176
31 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 28
17 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 15
34 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 33
370 Fannie Mae, Pool #FM9501 ....................................... 2.50 11/1/51 315
342 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 289
368 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 311
17 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 14
22 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 18
15 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 14

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 120 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 $ 104
173 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 150
79 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 74
14 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 14
30 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 28
389 Fannie Mae, Pool #FA1643 ........................................ 2.50 1/1/52 327
55 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 46
24 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 23
26 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 25
16 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 15
19 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 17
60 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 56
42 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 39
416 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 348
225 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 192
7 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 7
268 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 227
199 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 168
126 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 106
215 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 182
44 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 41
182 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 154
119 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 100
5 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 5
56 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 53
206 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 174
205 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 174
23 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 22
10 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 9
5 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 5
9 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 9
166 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 140
6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 5
87 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 83
24 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 20
194 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 164
38 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 37
224 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 189
19 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 16
8 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 8
18 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 18
187 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 158
199 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 169
285 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 241
12 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 11
6 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 5
3 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 3
248 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 220
246 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 208
10 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 9
106 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 90
120 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 102
69 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 61
112 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 99
27 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 25
77 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 68
6 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 5
11 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 10
18 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 $ 15
57 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 51
83 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 75
110 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 97
50 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 44
31 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 27
38 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 34
160 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 141
25 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 24
4 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 4
89 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 80
14 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 14
9 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 8
35 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 31
171 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 151
4 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
5 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 5
119 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 104
47 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 42
66 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 59
31 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 28
19 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 17
152 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 133
7 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 6
20 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 18
12 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 10
27 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 23
53 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 47
48 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 42
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
176 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 160
79 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 69
16 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 16
87 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 77
42 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 37
163 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 142
16 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 15
18 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 17
8 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 8
123 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 112
6 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 5
143 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 126
303 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 265
119 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 105
149 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 136
182 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 160
15 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 14
82 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 74
13 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
2 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 2
106 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 95
68 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 60
45 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 40
96 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 85
5 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 5
90 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 81
34 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 31
35 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 35
16 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 $ 12
1 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 1
97 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 85
6 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 6
4 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
68 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 60
121 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 107
6 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 6
37 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 33
39 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 35
98 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 86
32 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 28
23 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 20
5 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 5
323 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 283
66 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 59
18 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 16
10 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 9
268 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 244
93 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 82
70 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 63
49 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 44
18 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 17
87 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 77
52 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 47
17 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 15
39 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 35
14 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 13
24 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 22
387 Fannie Mae, POOL# BU8850 ...................................... 3.00 5/1/52 338
28 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 26
13 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 11
61 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 56
346 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 304
197 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 172
7 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 7
89 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 79
98 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 88
20 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 18
10 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 10
71 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 63
65 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 62
10 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 9
11 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 11
11 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 11
260 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 237
18 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 16
16 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 14
354 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 312
7 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 6
14 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 13
12 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 11
9 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 9
373 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 325
60 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 54
5 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
13 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 12
3 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 3
10 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 $ 6
45 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 40
57 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 51
353 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 311
3 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 3
13 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 12
14 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 13
16 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 16
38 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 34
18 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 17
58 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 52
13 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 13
90 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 81
14 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 12
8 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 8
32 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 31
51 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 46
3 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 3
5 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
14 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 13
4 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
7 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 7
11 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 11
12 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
55 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 48
51 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 46
93 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 84
141 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 124
5 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 4
22 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 20
3 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
3 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 3
95 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 86
11 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 11
22 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 21
29 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 28
99 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 90
78 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 71
35 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 31
10 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 10
7 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
73 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 65
76 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 67
34 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 30
98 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 87
65 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 61
41 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 38
17 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 16
29 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 27
189 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 173
36 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 34
57 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 53
55 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 51
29 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 26
115 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 108
16 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 15
7 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 7
16 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 15
7 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 50 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 $ 46
74 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 69
18 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 17
163 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 153
93 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 86
33 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 30
6 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 6
31 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 28
12 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 11
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
67 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 62
77 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 70
28 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 26
44 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 41
30 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 28
21 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 20
41 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 38
14 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 13
9 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 8
34 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 33
36 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 34
41 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 38
3 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 3
61 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 57
53 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 50
68 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 64
40 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 37
31 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 30
49 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 45
18 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 17
110 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 101
17 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
62 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 57
32 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 30
33 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 31
40 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 37
59 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 54
42 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 39
18 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 16
3 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 3
19 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 18
21 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 20
4 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
62 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 57
— Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 —
2 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 2
39 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 37
19 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 18
72 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 68
2 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 2
9 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 8
22 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 21
22 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 21
50 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 46
35 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 32
4 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
14 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 13
35 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 32
28 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 28

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 40 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 $ 39
419 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 380
198 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 186
6 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 6
7 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 6
63 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 58
213 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 193
15 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 14
10 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 10
47 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 43
38 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 35
42 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 38
13 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 12
9 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 9
1 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 1
9 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 9
42 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 39
51 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 48
118 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 110
48 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 44
3 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
66 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 61
57 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 52
6 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
2 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 2
18 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 17
33 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 31
24 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 22
11 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 11
1 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 1
18 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 17
29 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 27
42 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 39
57 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 53
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
5 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
31 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 29
56 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 52
42 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 39
64 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 59
23 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 22
48 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 46
1 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 1
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 3
56 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 53
21 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 19
22 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 20
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
56 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 51
7 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
4 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
20 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 18
16 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 15
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
31 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 30
65 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 60
58 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 54

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 316 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 $ 287
5 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 5
10 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 9
47 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 43
385 Fannie Mae, Pool #FS5725 ........................................ 3.50 12/1/51 355
57 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 54
17 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 16
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
7 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 7
45 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 42
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
3 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 3
24 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 23
5 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 5
45 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 43
73 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 71
104 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 100
32 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 30
62 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 58
27 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 26
31 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 29
7 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 7
5 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
30 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 29
32 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 30
30 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 28
309 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 290
9 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 9
39 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 37
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
5 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 5
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
54 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 52
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
24 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 23
32 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 31
63 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 61
35 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 33
34 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 32
34 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 32
3 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 3
48 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 45
74 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 70
5 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 5
4 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 4
39 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 38
8 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 8
65 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 62
100 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 97
4 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
49 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 45
307 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 293
70 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 66
7 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 6
26 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 25
48 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 46
44 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 41
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 4
43 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 41

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 $ 1
18 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 17
28 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 28
19 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 19
32 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 31
25 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 24
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
23 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 22
37 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 36
13 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
116 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 112
37 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 35
35 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 34
25 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 23
211 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 205
67 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 65
114 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 110
22 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 21
246 Fannie Mae, POOL# FA5376 ...................................... 4.00 11/1/55 231
23 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 22
2 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
7 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 7
10 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 10
16 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 15
16 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 15
29 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 28
29 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 27
19 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 18
— Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 —
14 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 14
18 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 17
5 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 5
41 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 38
37 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 35
21 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 19
10 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 10
30 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 29
19 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 18
— Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 —
7 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 7
10 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 10
8 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 8
26 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 26
8 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 8
29 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 27
49 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 46
42 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 40
469 Fannie Mae, Pool #MA5643 ....................................... 4.00 3/1/55 438
48 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 46
41 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 39
25 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 24
84 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 80
14 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 13
30 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 28
9 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 8
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
388 Fannie Mae, Pool #FS7579 ........................................ 4.00 6/1/53 366
19 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 18

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 35 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 $ 33
25 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 24
28 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 26
212 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 198
27 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 26
7 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 7
352 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 340
45 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 44
3 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 3
14 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 14
19 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 19
140 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 138
40 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 40
8 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 8
8 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 8
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 11
12 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 12
106 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 104
8 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 8
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
16 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 15
20 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 20
324 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 312
98 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 97
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
39 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 38
22 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 22
4 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 4
9 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 9
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
38 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 37
2 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 2
37 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 36
418 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 401
43 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 42
59 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 58
78 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 76
183 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 179
31 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 30
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
466 Fannie Mae, Pool #FA3844 ........................................ 4.50 12/1/55 446
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
35 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 34
74 Fannie Mae, POOL# MA6063 ...................................... 4.50 5/1/46 72
20 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 19
12 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 11
1 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 1
12 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 12
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
22 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 22
32 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 31
14 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 14
368 Fannie Mae, POOL MA5908 ....................................... 4.50 12/1/55 353
11 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 11
7 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 7
7 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
33 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 33
16 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 15
10 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 25 Fannie Mae, POOL# MA6064 ...................................... 5.00 5/1/46 $ 25
374 Fannie Mae, POOL FA4650 ....................................... 5.00 2/1/56 370
204 Fannie Mae, Pool #MA5860 ....................................... 5.00 10/1/40 205
324 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 319
133 Fannie Mae, Pool #MA5805 ....................................... 5.00 8/1/45 132
216 Fannie Mae, POOL FA2636 ....................................... 5.00 4/1/55 216
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
406 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 400
231 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 228
6 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 6
7 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 7
18 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 19
9 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 9
88 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 87
14 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 14
16 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 16
20 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 20
892 Fannie Mae, Pool #MA5909 ....................................... 5.00 12/1/55 878
14 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 14
73 Fannie Mae, Pool #MA5982 ....................................... 5.00 2/1/46 72
9 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 9
330 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 326
24 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 25
2 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 2
223 Fannie Mae, Pool #FA0621 ........................................ 5.00 7/1/53 222
17 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 17
10 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 10
6 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 6
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 16
195 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 192
8 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 8
17 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 17
492 Fannie Mae, Pool #CC1674 ....................................... 5.00 12/1/55 488
8 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 8
159 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 158
421 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 414
268 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 265
310 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 313
593 Fannie Mae, POOL# MA5910 ...................................... 5.50 12/1/55 595
287 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 290
91 Fannie Mae, Pool #FA2026 ........................................ 5.50 9/1/54 92
366 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 368
118 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 120
347 Fannie Mae, POOL FA4599 ....................................... 5.50 1/1/56 353
355 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 356
370 Fannie Mae, Pool #CC0102 ....................................... 5.50 3/1/55 374
246 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 249
342 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 343
393 Fannie Mae, Pool #MA5879 ....................................... 5.50 11/1/55 395
18 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 18
59 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 60
291 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 296
303 Fannie Mae, Pool #FA3660 ........................................ 5.50 11/1/55 304
296 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 299
344 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 346
303 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 306
251 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 255
5 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 5
380 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 383

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 289 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 $ 291
403 Fannie Mae, Pool #CB9331 ....................................... 5.50 10/1/54 410
277 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 279
103 Fannie Mae, Pool #CC1027 ....................................... 6.00 9/1/55 107
252 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 258
396 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 408
235 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 240
243 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 249
206 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 210
32 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 33
376 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 389
350 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 360
264 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 270
103 Fannie Mae, Pool #CB8159 ....................................... 6.00 3/1/54 106
125 Fannie Mae, Pool #CC0878 ....................................... 6.00 8/1/55 128
268 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 274
438 Fannie Mae, Pool #MA5854 ....................................... 6.00 10/1/55 448
465 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 484
288 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 294
150 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 155
394 Fannie Mae, Pool #CC0721 ....................................... 6.00 7/1/55 408
7 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 7
282 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 288
183 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 187
292 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 299
339 Fannie Mae, Pool #CC0262 ....................................... 6.00 4/1/55 349
330 Fannie Mae, Pool #FA0872 ........................................ 6.00 10/1/54 342
14 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 14
342 Fannie Mae, Pool #FA3200 ........................................ 6.50 8/1/55 356
165 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 171
39 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 42
283 Fannie Mae, Pool #FS9978 ........................................ 6.50 9/1/54 295
144 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 149
118 Fannie Mae, Pool #MA5855 ....................................... 6.50 10/1/55 122
190 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 199
210 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 217
248 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 256
114 Fannie Mae, Pool #MA5824 ....................................... 6.50 9/1/55 118
406 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 425
239 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 247
204 Fannie Mae, Pool #MA5738 ....................................... 7.00 6/1/55 215
173 Fannie Mae, Pool #FA1000 ........................................ 7.00 2/1/55 183
425 Fannie Mae, 15 YR TBA ......................................... 1.50 7/25/41 379
525 Fannie Mae, 15 YR TBA ......................................... 2.00 7/25/41 478
175 Fannie Mae, 15 YR TBA ......................................... 2.50 7/25/41 164
175 Fannie Mae, 15 YR TBA ......................................... 3.00 7/25/41 165
125 Fannie Mae, 15 YR TBA ......................................... 3.50 7/25/41 119
350 Fannie Mae, 15 YR TBA ......................................... 4.00 7/25/41 340
25 Fannie Mae, 15 YR TBA ......................................... 4.50 5/25/41 25
500 Fannie Mae, 15 YR TBA ......................................... 4.50 7/25/41 494
475 Fannie Mae, 15 YR TBA ......................................... 5.00 7/25/41 477
25 Fannie Mae, 15 YR TBA ......................................... 5.00 9/25/40 25
325 Fannie Mae, 15 YR TBA ......................................... 5.50 7/25/41 330
25 Fannie Mae, 15 YR TBA ......................................... 5.50 8/25/40 25
150 Fannie Mae, 15 YR TBA ......................................... 6.00 7/25/41 154
675 Fannie Mae, 30 YR TBA ......................................... 1.50 7/25/56 515
50 Fannie Mae, 30 YR TBA ......................................... 2.00 8/25/56 40
1,500 Fannie Mae, 30 YR TBA ......................................... 2.00 7/25/56 1,197
1,000 Fannie Mae, 30 YR TBA ......................................... 2.50 7/25/56 835

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 25 Fannie Mae, 30 YR TBA ......................................... 2.50 8/25/56 $ 21
900 Fannie Mae, 30 YR TBA ......................................... 3.00 7/25/56 784
650 Fannie Mae, 30 YR TBA ......................................... 3.50 7/25/56 590
25 Fannie Mae, 30 YR TBA ......................................... 3.50 8/25/56 23
50 Fannie Mae, 30 YR TBA ......................................... 4.00 8/25/56 47
400 Fannie Mae, 30 YR TBA ......................................... 4.00 7/25/56 374
550 Fannie Mae, 30 YR TBA ......................................... 4.50 7/25/56 527
150 Fannie Mae, 30 YR TBA ......................................... 4.50 8/25/56 143
675 Fannie Mae, 30 YR TBA ......................................... 5.00 8/25/56 662
1,975 Fannie Mae, 30 YR TBA ......................................... 5.00 7/25/56 1,941
700 Fannie Mae, 30 YR TBA ......................................... 5.50 8/25/56 710
1,225 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/56 1,230
250 Fannie Mae, 30 YR TBA ......................................... 6.00 8/25/56 255
500 Fannie Mae, 30 YR TBA ......................................... 6.00 7/25/56 511
50 Fannie Mae, 30 YR TBA ......................................... 6.50 8/25/56 52
725 Fannie Mae, 30 YR TBA ......................................... 6.50 7/25/56 750
275 Fannie Mae, 30 YR TBA ......................................... 7.00 7/25/55 290
355 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 272
154 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 118
293 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 262
167 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 149
66 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 55
307 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 273
272 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 243
59 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 45
267 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 238
298 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 266
368 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 282
293 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 237
360 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 290
204 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 165
307 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 247
360 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 290
532 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 428
371 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 299
15 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 12
316 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 258
227 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 183
319 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 257
114 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 100
218 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 198
522 Freddie Mac, Pool #RA6824 ....................................... 2.00 2/1/52 425
157 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 144
309 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 249
257 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 235
331 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 266
290 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 248
91 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 83
357 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 288
412 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 332
212 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 172
332 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 267
221 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 178
363 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 290
206 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 178
148 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 128
255 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 233
325 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 261
363 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 292

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 345 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 $ 277
427 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 344
219 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 176
102 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 88
348 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 280
402 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 327
127 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 110
115 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 92
378 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 304
412 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 376
206 Freddie Mac, Pool #RB5148 ....................................... 2.00 3/1/42 176
179 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 144
104 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 90
426 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 341
369 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 296
69 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 56
390 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 313
284 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 259
367 Freddie Mac, Pool #SL1729 ....................................... 2.00 2/1/52 299
386 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 308
50 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 47
206 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 166
351 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 283
370 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 297
419 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 336
353 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 285
297 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 240
394 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 316
345 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 278
336 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 272
328 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 265
273 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 251
306 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 247
325 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 261
343 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 276
363 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 292
341 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 274
218 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 175
359 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 291
344 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 291
35 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 30
6 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 6
367 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 311
396 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 336
49 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 44
20 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 17
324 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 274
168 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 142
383 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 323
10 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 10
14 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
60 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 52
27 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 26
264 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 222
248 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 210
312 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 262
329 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 278
323 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 272
363 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 308

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 136 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 $ 116
26 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 25
333 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 282
185 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 157
330 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 278
137 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 116
14 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 13
349 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 294
257 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 216
246 Freddie Mac, Pool #SL5198 ....................................... 2.50 1/1/54 207
237 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 201
127 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 107
197 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 167
88 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 80
230 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 194
249 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 210
263 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 222
279 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 236
330 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 276
40 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 36
88 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 82
22 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 21
218 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 183
582 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 491
406 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 341
333 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 281
161 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 136
355 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 299
392 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 330
421 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 352
360 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 303
263 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 221
392 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 328
209 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 175
101 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 95
259 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 218
90 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 76
261 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 223
138 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 117
64 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 60
46 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 42
112 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 95
293 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 248
352 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 296
199 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 177
79 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 69
22 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 20
26 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 23
9 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 8
12 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 11
39 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 35
67 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 59
83 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 73
44 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 39
378 Freddie Mac, Pool #SD5277 ....................................... 3.00 7/1/52 331
86 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 77
17 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 16
33 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 32
38 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 34

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 106 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 $ 94
24 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 21
108 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 97
28 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 25
298 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 262
18 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 16
130 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 118
45 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 41
8 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 8
55 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 49
68 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 61
66 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 60
88 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 79
58 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 52
37 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 33
45 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 40
181 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 160
33 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 30
61 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 53
65 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 58
56 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 50
75 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 67
307 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 269
388 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 352
72 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 68
64 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 59
101 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 89
43 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 38
79 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 73
— Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 —
45 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 41
19 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 18
32 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 29
3 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
77 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 72
22 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 21
215 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 202
467 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 425
14 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 14
62 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 57
35 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 32
95 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 89
81 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 74
20 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 18
23 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 21
65 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 60
57 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 53
112 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 104
11 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 10
29 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 26
7 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 6
42 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 39
46 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 43
22 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 20
119 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 109
20 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 18
36 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 33
56 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 54
49 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 45

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 344 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 $ 315
315 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 287
239 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 220
56 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 53
57 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 55
18 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 17
27 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
23 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 22
74 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 70
92 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 87
50 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 48
28 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 26
318 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 298
293 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 276
20 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 18
43 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 41
30 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 28
60 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 57
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
5 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 5
359 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 335
50 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 47
34 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 32
317 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 296
243 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 227
327 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 307
11 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 10
157 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 148
76 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 74
355 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 343
322 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 310
250 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 241
33 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 32
375 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 362
296 Freddie Mac, Pool #SL4539 ....................................... 4.50 4/1/56 284
337 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 324
74 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 73
120 Freddie Mac, Pool #RB5377 ....................................... 4.50 12/1/45 116
116 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 112
19 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 18
15 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 15
447 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 429
42 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 41
354 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 341
65 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 63
98 Freddie Mac, Pool #RR0083 ....................................... 4.50 5/1/41 97
17 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 16
494 Freddie Mac, Pool #RQ0102 ....................................... 5.00 3/1/56 486
41 Freddie Mac, Pool #RB5349 ....................................... 5.00 6/1/45 41
42 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 42
490 Freddie Mac, Pool #SL4310 ....................................... 5.00 3/1/56 485
417 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 410
348 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 343
302 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 299
369 Freddie Mac, Pool #RQ0094 ....................................... 5.00 2/1/56 363
419 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 411
3 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 3
331 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 327
270 Freddie Mac, Pool #SD4823 ....................................... 5.00 12/1/53 268

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 440 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 $ 433
341 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 337
441 Freddie Mac, Pool #SL4197 ....................................... 5.00 2/1/56 435
177 Freddie Mac, Pool #SD6602 ....................................... 5.00 5/1/53 175
364 Freddie Mac, Pool #RJ2854 ....................................... 5.00 11/1/54 361
392 Freddie Mac, Pool #RJ5759 ....................................... 5.00 1/1/56 389
355 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 350
203 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 200
392 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 387
332 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 327
488 Freddie Mac, Pool #RQ0056 ....................................... 5.50 10/1/55 490
302 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 305
323 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 326
377 Freddie Mac, Pool #SL2723 ....................................... 5.50 10/1/54 381
372 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 374
480 Freddie Mac, Pool #SD7132 ....................................... 5.50 12/1/54 486
222 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 223
352 Freddie Mac, Pool #SL0620 ....................................... 5.50 3/1/55 356
277 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 280
487 Freddie Mac, Pool #RJ5519 ....................................... 5.50 12/1/55 495
292 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 294
387 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 393
389 Freddie Mac, Pool #RJ5774 ....................................... 5.50 1/1/56 395
363 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 365
366 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 368
388 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 392
309 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 311
263 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 264
344 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 345
242 Freddie Mac, Pool #RQ0095 ....................................... 5.50 2/1/56 243
19 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 19
353 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 357
200 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 203
246 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 252
299 Freddie Mac, Pool #SL1901 ....................................... 6.00 8/1/55 307
255 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 262
258 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 264
280 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 287
251 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 257
238 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 243
263 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 269
223 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 228
221 Freddie Mac, Pool #SL4528 ....................................... 6.00 4/1/55 228
101 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 103
162 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 166
439 Freddie Mac, Pool #RJ5436 ....................................... 6.00 9/1/55 449
357 Freddie Mac, Pool #RQ0077 ....................................... 6.00 12/1/55 365
408 Freddie Mac, Pool #SL2561 ....................................... 6.00 7/1/54 418
333 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 340
288 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 294
14 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 14
228 Freddie Mac, Pool #RQ0050 ....................................... 6.00 9/1/55 233
276 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 282
335 Freddie Mac, Pool #SD6226 ....................................... 6.00 8/1/54 345
199 Freddie Mac, Pool #SL1803 ....................................... 6.00 7/1/55 205
224 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 231
296 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 309
131 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 136
156 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 162

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 150 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 $ 155
284 Freddie Mac, Pool #SL1882 ....................................... 6.50 5/1/55 294
167 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 175
198 Freddie Mac, Pool #SL1881 ....................................... 6.50 7/1/55 205
167 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 176
128 Freddie Mac, Pool #RQ0043 ....................................... 7.00 8/1/55 135
7 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 6
3 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 3
5 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 5
17 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 16
62 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 59
18 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 17
31 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 30
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
21 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 20
44 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 43
22 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 22
24 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 21
7 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 6
27 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 26
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 1
29 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 28
3 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 3
6 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 5
9 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 8
4 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 4
18 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 17
10 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 10
2 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 2
8 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 8
7 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 6
14 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 14
20 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 17
10 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 10
46 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 44
11 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 11
99 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 89
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
7 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 7
17 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 16
7 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 7
9 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 9
6 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 6
18 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 17
44 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 42
75 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 67
4 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 4
2 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 2
106 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 96
6 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 6
6 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 5
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
6 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 5
10 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 9
9 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 8
3 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
5 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
7 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 6
9 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 $ 9
17 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 15
— Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 —
16 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 16
4 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 4
1 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
23 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 22
17 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 17
28 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 25
3 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
3 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 3
22 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 22
5 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
18 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 18
14 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 13
17 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 16
174 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 159
91 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 83
4 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 3
37 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 34
24 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 22
19 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 19
32 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 29
31 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 28
19 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 18
63 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 57
4 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 4
80 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 73
9 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 9
13 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 12
6 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 6
58 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 52
39 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 37
20 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 20
2 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 2
66 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 62
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
6 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 6
13 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 12
28 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 26
5 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
31 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 29
15 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 14
8 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 8
9 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 8
4 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 3
50 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 46
27 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 25
8 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
17 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 16
44 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 41
12 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 11
24 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 23
67 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 63
72 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 67
3 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 3
25 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 23
52 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 48
17 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 $ 6
25 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 23
15 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 14
27 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 25
28 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 27
90 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 83
53 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 50
43 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 40
60 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 55
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 3
18 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 18
25 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 23
35 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 32
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 2
45 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 42
10 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 9
37 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 35
38 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 35
11 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 10
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 3
17 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 15
7 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 7
32 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 30
48 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 45
28 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 27
18 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 16
59 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 54
23 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 21
9 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 8
31 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 30
60 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 58
16 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 15
14 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 13
2 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 2
34 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 32
36 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 35
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
5 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 5
3 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
15 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 14
3 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 3
153 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 147
14 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 14
3 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
6 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 6
5 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 5
4 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 4
7 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 7
36 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 34
15 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 15
38 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 36
16 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 15
24 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 23
29 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 28
4 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
17 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 17
8 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 8
324 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 321
16 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 $ 11
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
3 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 3
9 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 8
10 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 9
5 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 5
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
29 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 28
17 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 17
25 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 25
8 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 8
23 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 22
12 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 12
60 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 60
9 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 10
26 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 26
4 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 4
6 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 6
6 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 6
7 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 7
113 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 113
6 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 6
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
— Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 —
21 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 21
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1
81 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 83
17 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 17
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
9 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 10
82 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 85
318 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 261
1,028 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 842
292 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 239
248 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 203
331 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 271
168 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 138
490 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 401
416 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 341
265 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 217
402 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 329
393 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 322
365 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 299
276 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 226
646 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 529
268 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 220
346 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 283
340 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 279
197 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 161
395 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 323
169 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 138
297 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 244
346 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 295
140 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 121
14 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 12
203 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 173
218 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 186
4 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 68 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 $ 58
329 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 281
112 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 96
5 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 5
6 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 5
2 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 2
2 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 2
249 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 212
275 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 234
314 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 268
13 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 11
287 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 245
142 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 122
472 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 403
291 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 249
9 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 8
10 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 9
331 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 283
341 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 291
328 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 280
288 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 246
3 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
622 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 531
298 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 255
144 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 123
311 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 265
25 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 21
116 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 99
9 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
269 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 230
140 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 122
3 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 3
170 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 145
353 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 301
193 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 165
3 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 3
317 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 270
118 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 107
9 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 8
113 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 102
26 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 24
135 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 122
101 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 90
91 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 82
28 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 26
10 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 9
93 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 84
14 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 12
6 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
8 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 7
449 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 400
73 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 65
4 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 4
2 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 2
132 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 119
340 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 310
69 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 62
— Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 —
9 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 $ 10
42 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 38
69 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 62
4 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 4
58 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 53
112 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 100
82 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 74
36 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 32
38 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 34
3 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
57 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 51
292 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 259
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
171 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 152
45 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 40
3 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 3
184 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 164
27 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 25
22 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 20
60 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 55
54 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 49
2 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 2
85 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 76
21 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 19
99 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 88
26 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 23
58 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 51
56 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 50
96 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 88
33 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 30
279 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 248
69 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 62
52 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 47
274 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 245
31 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 29
53 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 47
59 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 53
6 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 5
55 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 50
272 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 241
42 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 37
52 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 47
111 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 100
337 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 299
35 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 32
63 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 58
34 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 30
76 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 69
15 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 14
107 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 95
47 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 42
40 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 36
42 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 38
6 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 6
26 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 24
9 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 8
— Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 —
320 Government National Mortgage Association, Pool #MB0742 ................ 3.50 11/20/55 287
45 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 42

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 12 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 $ 11
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 5
69 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 63
56 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 52
93 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 86
30 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 28
90 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 83
530 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 482
59 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 55
92 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 85
8 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 7
33 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 30
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
12 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 11
37 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 34
132 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 121
46 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 42
30 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 27
81 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 75
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
18 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 16
34 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 31
33 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 31
4 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
5 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 5
185 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 168
27 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 24
54 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 50
44 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 41
58 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 54
42 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 39
58 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 53
68 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 63
72 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 66
291 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 262
32 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 29
50 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 47
49 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 45
58 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 54
14 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 13
93 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 86
11 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 10
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 3
11 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 10
65 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 59
7 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 6
62 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 57
45 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 41
106 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 98
33 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 30
23 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 21
61 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 56
43 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 40
81 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 75
42 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 39
85 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 78
45 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 42
64 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 61

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 $ 43
50 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 46
73 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 68
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
164 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 154
50 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 46
49 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 45
41 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 37
46 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 43
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
50 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 46
1 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 1
58 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 53
58 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 53
41 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 38
78 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 72
41 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 39
10 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 9
49 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 47
7 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 7
12 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 12
12 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 12
401 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 378
23 Government National Mortgage Association, Pool #MA9962 ................ 4.00 10/20/54 22
10 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 9
16 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 15
29 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 28
3 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 3
13 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 13
60 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 57
318 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 298
374 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 353
43 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 41
67 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 64
4 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 4
8 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 8
15 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 14
41 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 39
12 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 11
33 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 31
35 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 33
25 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 24
56 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 54
18 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 17
14 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 13
34 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 33
31 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 30
20 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 19
32 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 30
28 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 27
11 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 11
45 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 43
60 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 56
6 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 6
9 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 9
36 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 35
23 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 22
145 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 135
115 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 109

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 33 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 $ 32
43 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 41
17 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 16
13 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 13
36 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 35
19 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 18
34 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 33
32 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 31
35 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 34
56 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 53
20 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 19
11 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
2 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
18 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 18
248 Government National Mortgage Association, Pool #MB0934 ................ 4.00 2/20/56 230
29 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 27
46 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 44
14 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 13
37 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 35
6 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 6
24 Government National Mortgage Association, Pool #MA9849 ................ 4.50 8/20/54 23
8 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 8
45 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 44
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
351 Government National Mortgage Association, Pool #MA8946 ................ 4.50 6/20/53 337
11 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 11
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 6
273 Government National Mortgage Association, Pool #MB0483 ................ 4.50 7/20/55 262
172 Government National Mortgage Association, Pool #MB0554 ................ 4.50 8/20/55 165
480 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 463
179 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 178
9 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 9
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 3
42 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 42
10 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 10
4 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
322 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 310
8 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 8
69 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 68
42 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 41
173 Government National Mortgage Association, Pool #MB0935 ................ 4.50 2/20/56 166
29 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 28
28 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 27
424 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 408
127 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 127
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
11 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 11
13 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 13
284 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 275
17 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 16
25 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 24
26 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 25
22 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 22
11 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 11
3 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 3
97 Government National Mortgage Association, Pool #MB0422 ................ 4.50 6/20/55 94
244 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 235
14 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 14
9 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 9

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 579 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 $ 558
7 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 7
21 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 21
12 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 12
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
6 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 6
10 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
313 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 310
347 Government National Mortgage Association, Pool #MB0996 ................ 5.00 3/20/56 343
124 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 126
25 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 25
500 Government National Mortgage Association, Pool #MB0936 ................ 5.00 2/20/56 493
16 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 16
337 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 334
5 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 5
9 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 9
7 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 7
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
14 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 15
330 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 327
232 Government National Mortgage Association, Pool #MB0423 ................ 5.00 6/20/55 229
359 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 354
6 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 6
7 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 6
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4
167 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 166
8 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 8
310 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 308
564 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 561
280 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 278
416 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 411
147 Government National Mortgage Association, Pool #MA9361 ................ 5.00 12/20/53 146
33 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 33
601 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 593
296 Government National Mortgage Association, Pool #MB0871 ................ 5.00 1/20/56 292
4 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 4
22 Government National Mortgage Association, Pool #MB0204 ................ 5.00 2/20/55 22
596 Government National Mortgage Association, Pool #MB0813 ................ 5.00 12/20/55 587
44 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 45
406 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 409
243 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 246
291 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 293
280 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 283
313 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 316
317 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 319
4 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 4
308 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 311
16 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 17
200 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 202
205 Government National Mortgage Association, Pool #MB0485 ................ 5.50 7/20/55 206
33 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 34
491 Government National Mortgage Association, Pool #MB0686 ................ 5.50 10/20/55 494
323 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 325
342 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 345
270 Government National Mortgage Association, Pool #MA8570 ................ 5.50 1/20/53 273
117 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 119
21 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 21
340 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 342
304 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 307

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 284 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 $ 288
310 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 313
4 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 4
649 Government National Mortgage Association, Pool #MB0556 ................ 5.50 8/20/55 652
215 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 221
171 Government National Mortgage Association, Pool #MB0873 ................ 6.00 1/20/56 175
217 Government National Mortgage Association, Pool #MB0309 ................ 6.00 4/20/55 222
272 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 278
11 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 12
212 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 217
148 Government National Mortgage Association, Pool #MA9780 ................ 6.00 7/20/54 152
197 Government National Mortgage Association, Pool #MB0624 ................ 6.00 9/20/55 202
16 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 16
229 Government National Mortgage Association, Pool #MB0260 ................ 6.00 3/20/55 234
274 Government National Mortgage Association, Pool #MB0206 ................ 6.00 2/20/55 280
252 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 258
243 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 249
17 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 18
89 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 91
227 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 232
21 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 22
123 Government National Mortgage Association, Pool #MB0261 ................ 6.50 3/20/55 128
78 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 80
189 Government National Mortgage Association, Pool #MB0558 ................ 6.50 8/20/55 196
182 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 189
126 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 131
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
600 Government National Mortgage Association, 30 YR TBA .................. 2.00 7/20/56 491
750 Government National Mortgage Association, 30 YR TBA .................. 2.50 7/20/56 640
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 8/20/55 21
350 Government National Mortgage Association, 30 YR TBA .................. 3.00 7/20/56 310
400 Government National Mortgage Association, 30 YR TBA .................. 3.50 7/20/56 359
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 8/1/56 22
50 Government National Mortgage Association, 30 YR TBA .................. 4.00 8/20/54 46
400 Government National Mortgage Association, 30 YR TBA .................. 4.00 7/20/56 371
500 Government National Mortgage Association, 30 YR TBA .................. 4.50 7/20/56 480
125 Government National Mortgage Association, 30 YR TBA .................. 4.50 8/1/56 120
1,250 Government National Mortgage Association, 30 YR TBA .................. 5.00 7/20/56 1,233
425 Government National Mortgage Association, 30 YR TBA .................. 5.00 8/20/56 418
200 Government National Mortgage Association, 30 YR TBA .................. 5.50 8/20/56 201
500 Government National Mortgage Association, 30 YR TBA .................. 5.50 7/20/56 502
500 Government National Mortgage Association, 30 YR TBA .................. 6.00 7/20/56 510
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 8/20/56 76
450 Government National Mortgage Association, 30 YR TBA .................. 6.50 7/20/56 466
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 8/20/56 26
250 Government National Mortgage Association, 30 YR TBA .................. 7.00 7/20/56 258
Total U.S. Government Agency Mortgages (cost $230,884) ............... 214,217
U.S. Government Agency Securities — 0.44%
375 Fannie Mae ................................................... 0.75 10/8/27 359
200 Fannie Mae ................................................... 0.88 8/5/30 175
10 Fannie Mae ................................................... 5.63 7/15/37 11
300 Fannie Mae ................................................... 6.25 5/15/29 316
180 Fannie Mae ................................................... 6.63 11/15/30 197
180 Fannie Mae ................................................... 7.25 5/15/30 199
75 Federal Farm Credit Banks Funding Corp., Callable 7/9/26 @ 100.00 .......... 1.24 12/23/30 66
496 Federal Farm Credit Banks Funding Corp., Callable 7/9/26 @ 100.00 .......... 1.55 7/26/30 445
500 Federal Farm Credit Banks Funding Corp., Callable 1/22/27 @ 100.00 ......... 3.74 1/22/29 493

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities (continued)
$ 115 Federal Farm Credit Banks Funding Corp. ............................. 3.75 7/3/28 $ 114
500 Federal Farm Credit Banks Funding Corp., Callable 2/25/27 @ 100.00 ......... 3.84 2/25/30 490
250 Federal Farm Credit Banks Funding Corp., Callable 7/9/26 @ 100.00 .......... 4.89 9/12/33 248
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 295
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 24
175 Federal Home Loan Banks ........................................ 3.50 10/4/27 174
500 Federal Home Loan Banks ........................................ 3.50 9/9/27 496
500 Federal Home Loan Banks ........................................ 3.50 3/3/28 494
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 299
500 Federal Home Loan Banks ........................................ 4.13 6/1/28 499
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 178
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
100 Freddie Mac .................................................. 0.00(b) 11/15/38 55
200 Freddie Mac, Callable 10/9/26 @ 100.00 .............................. 4.10 1/9/31 197
1,000 Freddie Mac, Callable 9/18/26 @ 100.00 .............................. 4.75 12/18/29 1,001
265 Freddie Mac .................................................. 6.25 7/15/32 292
500 Freddie Mac .................................................. 6.75 9/15/29 538
190 Freddie Mac .................................................. 6.75 3/15/31 210
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
200 Tennessee Valley Authority ........................................ 3.88 8/1/30 197
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 8
125 Tennessee Valley Authority ........................................ 4.88 5/15/35 128
385 Tennessee Valley Authority ........................................ 5.25 9/15/39 399
250 Tennessee Valley Authority ........................................ 5.25 2/1/55 247
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 201
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 110
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 157
Total U.S. Government Agency Securities (cost $9,520) .................. 9,346
Corporate Bonds — 12.70%
2,779 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 2,437
573 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 547
915 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 687
2,310 Alphabet, Inc. (Interactive Media & Services), Callable 5/15/55 @ 100.00  ...... 5.45 11/15/55 2,205
2,130 Amazon.com, Inc. (Broadline Retail), Callable 5/20/55 @ 100.00  ............ 5.45 11/20/55 2,008
2,565 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(c) 4/25/36 2,653
1,885 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 1,588
670 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 664
575 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 554
2,970 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 2,696
545 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 514
840 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 640
2,135 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 1,906
1,225 Arthur J Gallagher & Co (Insurance), Callable 9/9/51 @ 100.00  ............. 3.05 3/9/52 769
1,660 Arthur J Gallagher & Co (Insurance), Callable 11/15/34 @ 100.00  ........... 5.15 2/15/35 1,649
3,675 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 2,363
405 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 327
445 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/15/33 @ 100.00  5.40 2/15/34 450
90 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 76
645 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 547
2,085 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 2,165
2,865 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 2,590

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 7,115 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(c) 1/24/36 $ 7,248
1,155 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 1,055
510 BAT Capital Corp. (Tobacco), Callable 2/15/37 @ 100.00  .................. 4.39 8/15/37 464
830 BAT Capital Corp. (Tobacco), Callable 1/2/30 @ 100.00  .................. 4.91 4/2/30 832
1,300 BP Capital Markets America, Inc. (Financial Services), Callable 8/24/49 @ 100.00  3.00 2/24/50 844
345 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 335
1,835 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 1,738
4,655 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 4,617
3,060 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable 1/1/32
@ 100.00  ................................................ 5.25 4/21/32 3,101
550 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(c) 7/29/32 477
1,125 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 994
3,940 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 3,990
2,464 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 2,127
735 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 688
4,635 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 4,126
845 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 771
771 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/12/26 @
101.50  .................................................. 4.50 10/1/29 763
1,325 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 1,328
4,910 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 4,620
3,380 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 3,334
105 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 74
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 21
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,835
180 Comcast Corp. (Media), Callable 11/15/63 @ 100.00  ..................... 5.50 5/15/64 154
210 ConocoPhillips Co. (Oil, Gas & Consumable Fuels), Callable 11/15/52 @ 100.00  . 5.30 5/15/53 194
165 ConocoPhillips Co. (Oil, Gas & Consumable Fuels), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 159
975 Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00  ............ 3.15 8/1/29 932
2,335 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 2,308
1,946 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 9/15/53 @ 100.00  ................... 5.75 3/15/54 1,918
885 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 938
2,780 COPT Defense Properties, LP (Office REITs), Callable 11/15/28 @ 100.00  ..... 2.00 1/15/29 2,600
1,378 COPT Defense Properties, LP (Office REITs), Callable 9/15/30 @ 100.00  ...... 4.50 10/15/30 1,357
850 CSX Corp. (Ground Transportation), Callable 5/15/52 @ 100.00  ............. 4.50 11/15/52 714
710 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 766
4,085 CVS Health Corp. (Health Care Providers & Services), Callable 1/1/30 @ 100.00  3.75 4/1/30 3,944
1,380 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,242
500 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 485
2,330 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 2,269
2,993 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 2,884
340 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 303
458 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 451
1,490 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,700
814 DTE Electric Co. (Multi-Utilities), Callable 2/15/47 @ 100.00  .............. 3.75 8/15/47 622
285 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 288
1,665 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 1,738
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 748 Duke Energy Florida LLC (Electric Utilities)   .......................... 5.90 3/1/33 $ 786
195 Eaton Corp. (Electrical Equipment), Callable 2/23/52 @ 100.00  ............. 4.70 8/23/52 173
380 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 336
820 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 722
1,570 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 1,440
1,400 Eli Lilly & Co. (Pharmaceuticals)   .................................. 6.77 1/1/36 1,560
1,535 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,354
890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/15/34 @ 100.00  . 5.55 5/15/34 901
505 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 12/15/47 @ 100.00  6.00 6/15/48 488
2,450 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/17/26 @ 103.69 (d) 7.38 2/1/31 2,522
1,500 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
8/15/54 @ 100.00  .......................................... 5.55 2/16/55 1,445
2,372 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 2,051
620 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 612
1,365 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,377
1,250 General Motors Financial Co., Inc. (Automobiles), Callable 12/8/30 @ 100.00  ... 5.75 2/8/31 1,289
4,065 General Motors Financial Co., Inc. (Automobiles), Callable 2/6/30 @ 100.00  .... 5.85 4/6/30 4,189
1,070 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 930
1,216 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 1,056
560 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 550
1,140 HCA, Inc. (Health Care Providers & Services), Callable 3/1/30 @ 100.00  ...... 3.50 9/1/30 1,082
1,025 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,043
585 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 595
1,565 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 1,598
280 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 274
1,215 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 1,218
1,350 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 5/12/31 @
100.00  .................................................. 2.00 8/12/31 1,175
580 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 581
3,565 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 3,218
1,500 JPMorgan Chase & Co. (Banks), Callable 1/22/36 @ 100.00  ................ 4.90 (SOFR + 107
bps)(c) 1/22/37 1,458
3,450 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(c) 1/23/35 3,494
200 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/52 @ 100.00  .. 5.45 8/1/52 187
2,100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 2,007
320 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 334
1,440 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00 ^ ............ 3.40 1/15/31 1,356
2,380 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 2,435
1,300 Lowe's Cos., Inc. (Specialty Retail), Callable 7/15/35 @ 100.00  ............. 4.85 10/15/35 1,265
855 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 823
1,995 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 1,774
1,675 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 1,536
1,650 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 1,733
355 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 326
760 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 709
1,285 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 761
1,555 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,207
1,450 MidAmerican Energy Co. (Multi-Utilities), Callable 3/15/54 @ 100.00  ........ 5.85 9/15/54 1,465
436 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 417
802 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 819
3,065 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 2,847
5,340 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 4,785

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,000 Morgan Stanley (Capital Markets), Callable 1/30/36 @ 100.00  .............. 5.07 (SOFR + 118
bps)(c) 1/30/37 $ 978
1,375 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 1,389
830 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 854
1,628 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,706
285 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 328
2,415 News Corp. (Media), Callable 7/12/26 @ 100.00 (d) ...................... 3.88 5/15/29 2,340
665 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 666
1,755 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,598
1,575 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,606
1,220 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 1,206
1,665 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,536
952 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 978
2,005 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,591
4,455 Oracle Corp. (Software), Callable 1/1/30 @ 100.00  ...................... 2.95 4/1/30 4,097
1,705 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,182
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 95
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 206
1,515 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,333
970 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 986
980 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 823
1,310 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 1,261
845 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 765
2,989 Progress Energy, Inc. (Electric Utilities)   .............................. 6.00 12/1/39 3,110
1,148 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,284
355 Prudential Financial, Inc. (Insurance), Callable 6/7/49 @ 100.00  ............. 3.94 12/7/49 270
1,060 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 925
930 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 943
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 16
295 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 234
3,064 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 3,064
1,780 Reliance, Inc. (Metals & Mining)   ................................... 6.85 11/15/36 1,970
2,215 RELX Capital, Inc. (Financial Services), Callable 2/20/32 @ 100.00  .......... 4.75 5/20/32 2,195
420 RELX Capital, Inc. (Financial Services), Callable 12/27/34 @ 100.00  ......... 5.25 3/27/35 422
1,399 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 1,386
2,109 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,888
310 RTX Corp. (Aerospace & Defense), Callable 8/27/52 @ 100.00  ............. 5.38 2/27/53 297
2,190 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 1,985
660 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 637
865 Safehold GL Holdings LLC (Diversified REITs), Callable 10/15/34 @ 100.00  ... 5.65 1/15/35 873
275 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.38 5/11/45 233
1,295 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,141
1,000 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 830
1,330 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,118
1,130 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 1,142
1,700 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 1,705
790 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 837
5,415 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 4,772
1,175 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(c) 10/21/32 1,043
1,790 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/35 @ 100.00  . 4.94 (SOFR + 133
bps)(c) 10/21/36 1,734
1,550 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 1,315

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 2,350 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 $ 2,421
700 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 458
635 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 533
1,135 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 1,130
390 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 349
570 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 569
1,765 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,648
1,819 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 1,799
415 Truist Financial Corp., MTN (Banks), Callable 10/23/35 @ 100.00  .......... 4.96 (SOFR + 140
bps)(c) 10/23/36 403
1,720 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(c) 6/8/34 1,792
582 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 495
375 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 344
176 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 175
1,443 United Airlines Pass Through Trusts, Series 2023-1, Class A (Passenger Airlines)   5.80 1/15/36 1,497
1,660 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,819
2,040 Ventas Realty, LP (Health Care REITs), Callable 6/1/31 @ 100.00  ............ 2.50 9/1/31 1,814
1,170 Ventas Realty, LP (Health Care REITs), Callable 12/1/27 @ 100.00  ........... 4.00 3/1/28 1,158
1,085 Ventas Realty, LP (Health Care REITs), Callable 10/15/28 @ 100.00  .......... 4.40 1/15/29 1,075
140 Ventas Realty, LP (Health Care REITs), Callable 4/1/34 @ 100.00  ............ 5.63 7/1/34 144
170 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 103
3,992 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 3,082
710 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 539
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 641
980 Vistra Operations Co. LLC (Independent Power and Renewable Electricity
Producers), Callable 10/15/26 @ 103.88 (d) ........................ 7.75 10/15/31 1,024
345 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 330
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(c) 10/30/30 1,911
1,635 Wells Fargo & Co., MTN (Banks), Callable 4/4/30 @ 100.00  ............... 4.48 (TSFR3M + 403
bps)(c) 4/4/31 1,614
4,175 Wells Fargo & Co. (Banks), Callable 1/23/36 @ 100.00  ................... 4.96 (SOFR + 110
bps)(c) 1/23/37 4,081
395 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 437
Total Corporate Bonds (cost $274,737) .............................. 267,977
U.S. Treasury Obligations — 37.42%
2,470 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,563
3,613 U.S. Treasury Bond ............................................. 1.13 8/15/40 2,264
3,770 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,793
6,175 U.S. Treasury Bond ............................................. 1.38 8/15/50 3,028
3,623 U.S. Treasury Bond ............................................. 1.38 11/15/40 2,342
4,125 U.S. Treasury Bond ............................................. 1.63 11/15/50 2,156
5,455 U.S. Treasury Bond ............................................. 1.75 8/15/41 3,656
5,595 U.S. Treasury Bond ............................................. 1.88 2/15/41 3,882
6,006 U.S. Treasury Bond ............................................. 1.88 2/15/51 3,338
4,363 U.S. Treasury Bond ............................................. 1.88 11/15/51 2,397
4,529 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,579
3,751 U.S. Treasury Bond ............................................. 2.00 2/15/50 2,185
3,465 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,400

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 4,217 U.S. Treasury Bond ............................................. 2.25 8/15/46 $ 2,752
3,183 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,917
1,961 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,219
4,475 U.S. Treasury Bond ............................................. 2.25 5/15/41 3,265
3,970 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,483
1,990 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,452
1,556 U.S. Treasury Bond ............................................. 2.38 11/15/49 991
2,885 U.S. Treasury Bond ............................................. 2.50 2/15/46 1,990
2,960 U.S. Treasury Bond ............................................. 2.50 5/15/46 2,033
2,520 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,768
2,005 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,524
2,400 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,692
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 344
2,165 U.S. Treasury Bond ............................................. 2.75 8/15/47 1,531
1,310 U.S. Treasury Bond ............................................. 2.88 11/15/46 957
2,444 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,736
906 U.S. Treasury Bond ............................................. 2.88 5/15/43 695
2,030 U.S. Treasury Bond ............................................. 2.88 8/15/45 1,506
3,242 U.S. Treasury Bond ............................................. 2.88 5/15/52 2,243
2,065 U.S. Treasury Bond ............................................. 3.00 2/15/47 1,537
2,540 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,942
720 U.S. Treasury Bond ............................................. 3.00 2/15/49 525
800 U.S. Treasury Bond ............................................. 3.00 11/15/45 604
1,555 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,139
1,420 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,045
1,940 U.S. Treasury Bond ............................................. 3.00 5/15/45 1,475
1,785 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,265
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 896
1,130 U.S. Treasury Bond ............................................. 3.00 5/15/47 839
1,510 U.S. Treasury Bond ............................................. 3.13 5/15/48 1,134
1,100 U.S. Treasury Bond ............................................. 3.13 11/15/41 899
1,267 U.S. Treasury Bond ............................................. 3.13 2/15/43 1,013
1,075 U.S. Treasury Bond ............................................. 3.13 2/15/42 874
1,327 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,038
1,975 U.S. Treasury Bond ............................................. 3.25 5/15/42 1,627
2,560 U.S. Treasury Bond ............................................. 3.38 11/15/48 2,001
1,720 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,403
1,325 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,106
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
1,198 U.S. Treasury Bond ............................................. 3.63 2/15/53 958
1,545 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,317
2,295 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,946
3,740 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,988
1,295 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,120
1,033 U.S. Treasury Bond ............................................. 3.75 8/15/41 918
1,305 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,157
235 U.S. Treasury Bond ............................................. 3.88 8/15/40 214
185 U.S. Treasury Bond ............................................. 3.88 5/15/43 164
998 U.S. Treasury Bond ............................................. 4.00 11/15/52 854
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
3,150 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,751
1,555 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,406
4,085 U.S. Treasury Bond ............................................. 4.25 2/15/54 3,644
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 126
715 U.S. Treasury Bond ............................................. 4.25 11/15/40 678
4,625 U.S. Treasury Bond ............................................. 4.25 8/15/54 4,130
178 U.S. Treasury Bond ............................................. 4.38 5/15/40 172
1,205 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,171
555 U.S. Treasury Bond ............................................. 4.38 2/15/38 550

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 586 U.S. Treasury Bond ............................................. 4.38 5/15/41 $ 562
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 28
3,290 U.S. Treasury Bond ............................................. 4.50 11/15/54 3,063
835 U.S. Treasury Bond ............................................. 4.50 8/15/39 824
695 U.S. Treasury Bond ............................................. 4.50 2/15/36 703
730 U.S. Treasury Bond ............................................. 4.50 2/15/44 695
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 255
1,780 U.S. Treasury Bond ............................................. 4.63 2/15/46 1,708
3,795 U.S. Treasury Bond ............................................. 4.63 2/15/55 3,608
605 U.S. Treasury Bond ............................................. 4.63 5/15/44 585
708 U.S. Treasury Bond ............................................. 4.63 2/15/40 704
5,045 U.S. Treasury Bond ............................................. 4.63 11/15/55 4,800
1,605 U.S. Treasury Bond ............................................. 4.63 11/15/45 1,542
1,480 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,427
3,460 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,286
1,955 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,891
1,925 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,894
3,840 U.S. Treasury Bond ............................................. 4.75 5/15/55 3,725
4,525 U.S. Treasury Bond ............................................. 4.75 2/15/56 4,395
795 U.S. Treasury Bond ............................................. 4.75 2/15/37 817
4,010 U.S. Treasury Bond ............................................. 4.75 8/15/55 3,891
835 U.S. Treasury Bond ............................................. 4.75 2/15/45 817
1,570 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,570
1,195 U.S. Treasury Bond ............................................. 4.88 8/15/45 1,186
2,430 U.S. Treasury Bond ............................................. 5.00 5/15/56 2,456
1,025 U.S. Treasury Bond ............................................. 5.00 5/15/37 1,075
2,250 U.S. Treasury Bond ............................................. 5.00 5/15/45 2,270
885 U.S. Treasury Bond ............................................. 5.00 5/15/46 892
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 288
445 U.S. Treasury Bond ............................................. 5.25 2/15/29 457
255 U.S. Treasury Bond ............................................. 5.38 2/15/31 267
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 410
305 U.S. Treasury Bond ............................................. 6.13 8/15/29 322
625 U.S. Treasury Bond ............................................. 6.13 11/15/27 640
1,125 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,205
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 102
4,100 U.S. Treasury Note .............................................. 0.38 9/30/27 3,914
2,340 U.S. Treasury Note .............................................. 0.38 7/31/27 2,248
3,205 U.S. Treasury Note .............................................. 0.50 8/31/27 3,074
3,890 U.S. Treasury Note .............................................. 0.50 10/31/27 3,708
4,815 U.S. Treasury Note .............................................. 0.63 5/15/30 4,208
2,490 U.S. Treasury Note .............................................. 0.63 11/30/27 2,370
2,965 U.S. Treasury Note .............................................. 0.63 12/31/27 2,814
6,575 U.S. Treasury Note .............................................. 0.63 8/15/30 5,694
4,355 U.S. Treasury Note .............................................. 0.75 1/31/28 4,129
6,890 U.S. Treasury Note .............................................. 0.88 11/15/30 5,984
3,090 U.S. Treasury Note .............................................. 1.00 7/31/28 2,897
7,171 U.S. Treasury Note .............................................. 1.13 2/15/31 6,257
4,235 U.S. Treasury Note .............................................. 1.13 8/31/28 3,970
3,925 U.S. Treasury Note .............................................. 1.13 2/29/28 3,735
4,645 U.S. Treasury Note .............................................. 1.25 3/31/28 4,418
3,580 U.S. Treasury Note .............................................. 1.25 4/30/28 3,398
1,965 U.S. Treasury Note .............................................. 1.25 6/30/28 1,856
7,045 U.S. Treasury Note .............................................. 1.25 8/15/31 6,089
3,485 U.S. Treasury Note .............................................. 1.25 9/30/28 3,269
2,185 U.S. Treasury Note .............................................. 1.25 5/31/28 2,069
3,235 U.S. Treasury Note .............................................. 1.38 12/31/28 3,022
4,135 U.S. Treasury Note .............................................. 1.38 10/31/28 3,880
6,302 U.S. Treasury Note .............................................. 1.38 11/15/31 5,444

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,768 U.S. Treasury Note .............................................. 1.50 2/15/30 $ 3,433
3,915 U.S. Treasury Note .............................................. 1.50 11/30/28 3,677
3,935 U.S. Treasury Note .............................................. 1.63 8/15/29 3,647
6,425 U.S. Treasury Note .............................................. 1.63 5/15/31 5,700
3,300 U.S. Treasury Note .............................................. 1.75 1/31/29 3,106
2,540 U.S. Treasury Note .............................................. 1.75 11/15/29 2,350
5,032 U.S. Treasury Note .............................................. 1.88 2/15/32 4,440
4,075 U.S. Treasury Note .............................................. 1.88 2/28/29 3,842
1,955 U.S. Treasury Note .............................................. 2.25 11/15/27 1,906
3,145 U.S. Treasury Note .............................................. 2.25 8/15/27 3,080
4,375 U.S. Treasury Note .............................................. 2.38 3/31/29 4,174
3,860 U.S. Treasury Note .............................................. 2.38 5/15/29 3,675
4,410 U.S. Treasury Note .............................................. 2.63 2/15/29 4,242
3,870 U.S. Treasury Note .............................................. 2.63 7/31/29 3,699
2,246 U.S. Treasury Note .............................................. 2.75 7/31/27 2,213
3,305 U.S. Treasury Note .............................................. 2.75 2/15/28 3,232
3,815 U.S. Treasury Note .............................................. 2.75 5/31/29 3,669
5,743 U.S. Treasury Note .............................................. 2.75 8/15/32 5,275
3,155 U.S. Treasury Note .............................................. 2.88 5/15/28 3,082
3,795 U.S. Treasury Note .............................................. 2.88 8/15/28 3,696
5,273 U.S. Treasury Note .............................................. 2.88 5/15/32 4,896
3,815 U.S. Treasury Note .............................................. 2.88 4/30/29 3,685
2,555 U.S. Treasury Note .............................................. 3.13 8/31/29 2,476
3,065 U.S. Treasury Note .............................................. 3.13 8/31/27 3,030
3,570 U.S. Treasury Note .............................................. 3.13 11/15/28 3,487
3,660 U.S. Treasury Note .............................................. 3.25 6/30/29 3,566
3,140 U.S. Treasury Note .............................................. 3.38 11/30/27 3,106
3,715 U.S. Treasury Note .............................................. 3.38 9/15/27 3,682
7,565 U.S. Treasury Note .............................................. 3.38 5/15/33 7,145
3,685 U.S. Treasury Note .............................................. 3.38 9/15/28 3,624
3,355 U.S. Treasury Note .............................................. 3.38 2/29/28 3,313
3,270 U.S. Treasury Note .............................................. 3.38 12/31/27 3,233
2,250 U.S. Treasury Note .............................................. 3.50 9/30/29 2,205
2,820 U.S. Treasury Note .............................................. 3.50 2/15/29 2,774
2,615 U.S. Treasury Note .............................................. 3.50 1/31/30 2,556
2,835 U.S. Treasury Note .............................................. 3.50 12/15/28 2,791
4,905 U.S. Treasury Note .............................................. 3.50 2/28/31 4,762
4,865 U.S. Treasury Note .............................................. 3.50 1/31/28 4,816
2,195 U.S. Treasury Note .............................................. 3.50 4/30/30 2,142
5,785 U.S. Treasury Note .............................................. 3.50 2/15/33 5,520
3,085 U.S. Treasury Note .............................................. 3.50 4/30/28 3,049
2,790 U.S. Treasury Note .............................................. 3.50 10/15/28 2,749
2,715 U.S. Treasury Note .............................................. 3.50 9/30/27 2,694
3,090 U.S. Treasury Note .............................................. 3.50 10/31/27 3,063
2,805 U.S. Treasury Note .............................................. 3.50 11/15/28 2,763
2,735 U.S. Treasury Note .............................................. 3.50 1/15/29 2,691
2,290 U.S. Treasury Note .............................................. 3.50 11/30/30 2,226
3,780 U.S. Treasury Note .............................................. 3.50 3/15/29 3,717
2,495 U.S. Treasury Note .............................................. 3.63 12/31/30 2,437
4,380 U.S. Treasury Note .............................................. 3.63 9/30/30 4,284
3,430 U.S. Treasury Note .............................................. 3.63 10/31/30 3,353
2,165 U.S. Treasury Note .............................................. 3.63 8/31/27 2,152
3,730 U.S. Treasury Note .............................................. 3.63 8/31/30 3,649
2,475 U.S. Treasury Note .............................................. 3.63 8/15/28 2,448
2,840 U.S. Treasury Note .............................................. 3.63 5/31/28 2,812
2,815 U.S. Treasury Note .............................................. 3.63 8/31/29 2,770
3,290 U.S. Treasury Note .............................................. 3.63 3/31/28 3,260
1,010 U.S. Treasury Note .............................................. 3.63 9/30/31 982
1,720 U.S. Treasury Note .............................................. 3.63 3/31/30 1,687

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,960 U.S. Treasury Note .............................................. 3.75 2/28/33 $ 2,868
3,790 U.S. Treasury Note .............................................. 3.75 4/15/28 3,763
2,355 U.S. Treasury Note .............................................. 3.75 5/15/28 2,338
2,670 U.S. Treasury Note .............................................. 3.75 6/30/30 2,627
4,000 U.S. Treasury Note .............................................. 3.75 1/31/31 3,925
2,550 U.S. Treasury Note .............................................. 3.75 12/31/30 2,503
3,855 U.S. Treasury Note .............................................. 3.75 8/15/27 3,839
3,090 U.S. Treasury Note .............................................. 3.75 12/31/28 3,059
1,560 U.S. Treasury Note .............................................. 3.75 11/30/32 1,513
1,395 U.S. Treasury Note .............................................. 3.75 10/31/32 1,354
2,600 U.S. Treasury Note .............................................. 3.75 8/31/31 2,543
2,245 U.S. Treasury Note .............................................. 3.75 5/31/30 2,210
3,805 U.S. Treasury Note .............................................. 3.75 4/30/28 3,778
2,840 U.S. Treasury Note .............................................. 3.88 11/30/27 2,829
1,840 U.S. Treasury Note .............................................. 3.88 11/30/29 1,822
2,690 U.S. Treasury Note .............................................. 3.88 12/31/27 2,679
3,860 U.S. Treasury Note .............................................. 3.88 4/30/31 3,805
1,785 U.S. Treasury Note .............................................. 3.88 12/31/29 1,768
3,200 U.S. Treasury Note .............................................. 3.88 5/15/29 3,176
4,400 U.S. Treasury Note .............................................. 3.88 8/31/32 4,305
3,200 U.S. Treasury Note .............................................. 3.88 4/15/29 3,176
2,505 U.S. Treasury Note .............................................. 3.88 12/31/32 2,446
4,120 U.S. Treasury Note .............................................. 3.88 6/30/30 4,073
5,105 U.S. Treasury Note .............................................. 3.88 3/31/31 5,033
1,475 U.S. Treasury Note .............................................. 3.88 9/30/29 1,462
2,455 U.S. Treasury Note .............................................. 3.88 7/15/28 2,441
2,370 U.S. Treasury Note .............................................. 3.88 6/15/28 2,357
2,470 U.S. Treasury Note .............................................. 3.88 10/15/27 2,461
5,740 U.S. Treasury Note .............................................. 3.88 8/15/34 5,544
5,305 U.S. Treasury Note .............................................. 3.88 3/31/28 5,279
1,115 U.S. Treasury Note .............................................. 3.88 7/31/27 1,112
4,220 U.S. Treasury Note .............................................. 3.88 7/31/30 4,170
2,850 U.S. Treasury Note .............................................. 3.88 9/30/32 2,788
720 U.S. Treasury Note .............................................. 3.88 4/30/30 712
7,275 U.S. Treasury Note .............................................. 3.88 8/15/33 7,074
2,165 U.S. Treasury Note .............................................. 3.88 3/15/28 2,155
2,045 U.S. Treasury Note .............................................. 4.00 7/31/30 2,030
2,715 U.S. Treasury Note .............................................. 4.00 2/29/28 2,708
1,825 U.S. Treasury Note .............................................. 4.00 4/30/32 1,801
1,335 U.S. Treasury Note .............................................. 4.00 6/30/28 1,331
1,420 U.S. Treasury Note .............................................. 4.00 5/31/30 1,411
845 U.S. Treasury Note .............................................. 4.00 6/30/32 833
3,810 U.S. Treasury Note .............................................. 4.00 5/31/28 3,799
1,815 U.S. Treasury Note .............................................. 4.00 10/31/29 1,805
2,175 U.S. Treasury Note .............................................. 4.00 1/31/31 2,156
3,525 U.S. Treasury Note .............................................. 4.00 7/31/32 3,474
2,120 U.S. Treasury Note .............................................. 4.00 3/31/30 2,107
2,650 U.S. Treasury Note .............................................. 4.00 1/31/33 2,605
3,140 U.S. Treasury Note .............................................. 4.00 2/28/30 3,121
3,880 U.S. Treasury Note .............................................. 4.00 7/31/29 3,862
4,220 U.S. Treasury Note .............................................. 4.00 12/15/27 4,210
2,220 U.S. Treasury Note .............................................. 4.00 1/31/29 2,211
7,750 U.S. Treasury Note .............................................. 4.00 11/15/35 7,497
5,385 U.S. Treasury Note .............................................. 4.00 2/15/34 5,263
1,775 U.S. Treasury Note .............................................. 4.13 5/31/32 1,763
3,205 U.S. Treasury Note .............................................. 4.13 3/31/32 3,185
1,285 U.S. Treasury Note .............................................. 4.13 7/31/28 1,284
2,860 U.S. Treasury Note .............................................. 4.13 7/31/31 2,849
7,270 U.S. Treasury Note .............................................. 4.13 2/15/36 7,094

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,930 U.S. Treasury Note .............................................. 4.13 3/31/31 $ 3,916
2,970 U.S. Treasury Note .............................................. 4.13 8/31/30 2,962
2,590 U.S. Treasury Note .............................................. 4.13 9/30/27 2,589
3,865 U.S. Treasury Note .............................................. 4.13 5/31/31 3,852
3,185 U.S. Treasury Note .............................................. 4.13 6/15/29 3,182
2,135 U.S. Treasury Note .............................................. 4.13 11/15/27 2,134
625 U.S. Treasury Note .............................................. 4.13 10/31/29 624
4,905 U.S. Treasury Note .............................................. 4.13 3/31/29 4,900
980 U.S. Treasury Note .............................................. 4.13 10/31/31 975
1,910 U.S. Treasury Note .............................................. 4.13 2/29/32 1,899
3,750 U.S. Treasury Note .............................................. 4.13 6/30/28 3,748
2,430 U.S. Treasury Note .............................................. 4.13 4/30/33 2,404
6,382 U.S. Treasury Note .............................................. 4.13 11/15/32 6,325
2,690 U.S. Treasury Note .............................................. 4.13 10/31/27 2,689
1,670 U.S. Treasury Note .............................................. 4.13 11/30/31 1,662
2,625 U.S. Treasury Note .............................................. 4.13 11/30/29 2,621
3,845 U.S. Treasury Note .............................................. 4.13 6/30/31 3,832
6,720 U.S. Treasury Note .............................................. 4.25 5/15/35 6,640
5,305 U.S. Treasury Note .............................................. 4.25 11/15/34 5,253
2,430 U.S. Treasury Note .............................................. 4.25 5/31/33 2,421
2,315 U.S. Treasury Note .............................................. 4.25 3/31/33 2,308
7,125 U.S. Treasury Note .............................................. 4.25 8/15/35 7,034
2,550 U.S. Treasury Note .............................................. 4.25 6/30/33 2,540
2,975 U.S. Treasury Note .............................................. 4.25 2/28/29 2,981
2,730 U.S. Treasury Note .............................................. 4.25 6/30/29 2,736
2,545 U.S. Treasury Note .............................................. 4.25 1/31/30 2,551
2,505 U.S. Treasury Note .............................................. 4.25 1/15/28 2,508
2,825 U.S. Treasury Note .............................................. 4.25 2/28/31 2,831
2,565 U.S. Treasury Note .............................................. 4.25 2/15/28 2,568
3,035 U.S. Treasury Note .............................................. 4.25 6/30/31 3,040
1,810 U.S. Treasury Note .............................................. 4.38 11/30/28 1,818
2,020 U.S. Treasury Note .............................................. 4.38 1/31/32 2,033
2,420 U.S. Treasury Note .............................................. 4.38 11/30/30 2,437
2,595 U.S. Treasury Note .............................................. 4.38 8/31/28 2,606
2,625 U.S. Treasury Note .............................................. 4.38 12/31/29 2,642
3,015 U.S. Treasury Note .............................................. 4.38 7/15/27 3,023
5,020 U.S. Treasury Note .............................................. 4.38 5/15/34 5,023
3,820 U.S. Treasury Note .............................................. 4.38 5/15/36 3,800
1,145 U.S. Treasury Note .............................................. 4.50 12/31/31 1,160
4,130 U.S. Treasury Note .............................................. 4.50 5/31/29 4,168
6,720 U.S. Treasury Note .............................................. 4.50 11/15/33 6,787
2,670 U.S. Treasury Note .............................................. 4.63 5/31/31 2,718
2,995 U.S. Treasury Note .............................................. 4.63 4/30/31 3,049
3,100 U.S. Treasury Note .............................................. 4.63 9/30/28 3,130
1,125 U.S. Treasury Note .............................................. 4.63 9/30/30 1,144
6,130 U.S. Treasury Note .............................................. 4.63 2/15/35 6,229
3,830 U.S. Treasury Note .............................................. 4.63 4/30/29 3,876
3,655 U.S. Treasury Note .............................................. 4.88 10/31/28 3,711
2,490 U.S. Treasury Note .............................................. 4.88 10/31/30 2,556
Total U.S. Treasury Obligations (cost $812,443) ....................... 789,898
Yankee Dollars — 0.99%
445 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 466
1,720 Barclays PLC (Banks), Callable 5/16/28 @ 100.00  ....................... 4.97 (US0003M +
190 bps)(c) 5/16/29 1,727
2,345 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 2,770
465 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 304
1,025 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,133

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 2,146 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.25 6/15/30 $ 2,411
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
3,850 HSBC Holdings PLC (Banks), Callable 6/19/28 @ 100.00  ................. 4.58 (TSFR3M + 180
bps)(c) 6/19/29 3,841
1,700 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,904
955 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 942
1,803 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 2,089
710 Pfizer Investment Enterprises Pte Ltd. (Financial Services), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 649
2,025 Telefonica Europe BV (Diversified Telecommunication Services)   ............ 8.25 9/15/30 2,275
335 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 335
Total Yankee Dollars (cost $21,098) ................................. 20,847
Shares
Investment Companies — 38.02%
Domestic Fixed Income — 26.64%
13,362,284
iShares U.S. Treasury Bond ETF .................................... 304,392
16,947
State Street SPDR Portfolio Corporate Bond ETF ........................ 492
4,354,337
Vanguard Intermediate-Term Treasury ETF ............................ 256,819
11,090
Vanguard Total Corporate Bond Fund ................................ 852
562,555
Money Market Funds — 11.38%
1,173,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.52(e) 1,173
387,418
State Street Institutional Treasury Money Market Fund, Premier Class ......... 3.59(e) 387
238,563,084
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.53(e) 238,563
240,123
Total Investment Companies (cost $798,966) .......................... 802,678
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures (cost $103) ....................... 150
Total Investments (cost $2,164,849) — 100.51% ....................... 2,121,542
Net other assets (liabilities) — (0.51)% .............................. (10,792)
Net Assets — 100.00% .......................................... $ 2,110,750
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on June 30, 2026.
(b) Zero Coupon Security. Effective rate shown is as of June 30, 2026.
(c) Variable Rate Security. The rate disclosed is the rate in effect on June 30, 2026.
(d) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e) Annualized 7-day yield as of period end.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026.
bps—Basis Points
ETF
—
Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
PLC
—
Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR
US0003M—3 Month US Dollar LIBOR
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.17% — — 0.17%
Collateralized Mortgage-Backed Securities ........................................................... — 0.61% — — 0.61%
U.S. Government Agency Mortgages .................................................................... — 10.15% — — 10.15%
U.S. Government Agency Securities ..................................................................... — 0.44% — — 0.44%
Corporate Bonds ..................................................................................................... 12.68% 0.02% — — 12.70%
U.S. Treasury Obligations ...................................................................................... — 37.42% — — 37.42%
Yankee Dollars ....................................................................................................... 0.99% — — — 0.99%
Investment Companies ........................................................................................... 0.07% 1.03% 36.92% — 38.02%
Purchased Options on Futures ............................................................................... — — 0.01% — 0.01%
Net Other Assets (Liabilities) .................................................................................. 0.12% (0.62) % (0.01) % — (0.51) %
Total Net Assets ................................................................................................. 13.86% 49.22% 36.92% — 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year U.S. Treasury Note Future ................. 1,317 9/21/26 $ 144,726 $ 978
2 Year U.S. Treasury Note Future .................. 110 9/30/26 22,675 (31)
30 Year U.S. Treasury Bond Future ................. 650 9/21/26 73,775 2,00 9
5 Year U.S. Treasury Note Future .................. 189 9/30/26 20,232 23
Ultra 10 Year U.S. Treasury Note Future ............. 67 9/21/26 7,535 83
Ultra U.S. Treasury Bond Future .................. 28 9/21/26 3,252 102
$ 272,195 $ 3,16 4
Total Unrealized Appreciation ..................... $ 3,19 5
Total Unrealized Depreciation ..................... (31)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 3,16 4

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2026
Options on Futures Contracts
Exchange-traded options on futures contracts written as of June 30, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
U.S. Treasury Bond Future Option ........... Put 100 $ 10,900 $ 109.00 9/25/26 $ (56)
U.S. Treasury Bond Future Option ........... Put 100 11,000 110.00 9/25/26 (77)
U.S. Treasury Bond Future Option ........... Put 100 11,100 111.00 9/25/26 (103)
U.S. Treasury Bond Future Option ........... Put 200 22,200 111.00 8/21/26 (106)
$ (342)
Exchanged-traded options on futures contracts purchased as of June 30, 2026 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
U.S. Treasury Bond Future Option ........... Call 50 $ 5,700 $ 114.00 7/24/26 $ 33
U.S. Treasury Bond Future Option ........... Call 100 11,300 113.00 7/24/26 117
$ 150

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — June 30, 2026
149
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.78%
1,740,900
ACC Claims Holding LLC, Class A (Financial Services)^(a)(b) .............. $ –
1,310
Blackstone, Inc. (Capital Markets) ................................... 154
490,423
Chrysalis Investments Ltd. (Financial Services)(c)(d) ..................... 502
1,562
KKR & Co., Inc. (Capital Markets) .................................. 143
67,113
Molten Ventures PLC (Capital Markets)(d) ............................. 517
135,864
Seraphim Space Investment Trust C Shares (Financial Services)(d) ........... 142
3,695
The Carlyle Group, Inc. (Capital Markets) ............................. 156
Total Common Stocks (cost $1,740) ................................. 1,614
Investment Companies — 96.08%
Domestic Equity Funds — 14.15%
389,050
Invesco S&P 500 Low Volatility ETF ................................. 29,139
International Equity Funds — 10.88%
50,447
3i Infrastructure PLC ............................................ 253
18,147
CT Private Equity Trust PLC ....................................... 119
134,884
HarbourVest Global Private Equity Ltd. ............................... 5,995
189,676
HgCapital Trust PLC ............................................ 951
177,465
ICG Enterprise Trust PLC ......................................... 3,285
36,000
Literacy Capital PLC ............................................ 144
173,962
Neuberger Private Equity Partners Ltd. ............................... 3,333
306,773
Oakley Capital Investments Ltd. .................................... 1,944
100,586
Partners Group Private Equity Ltd. .................................. 814
1,090,218
The Pantheon International PLC .................................... 5,610
22,448
Money Market Funds — 71.05%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.52(e) 1,177
145,078,082
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.53(e) 145,078
173,687 State Street Institutional U.S. Government Money Market Fund, Administration
Class .................................................... 3.33(e) 174
146,429
Total Investment Companies (cost $195,420) .......................... 198,016
Total Investments (cost $197,160) — 96.86% ......................... 199,630
Net other assets (liabilities) — 3.14% ............................... 6,471
Net Assets — 100.00% .......................................... $ 206,101
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2026.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of June
30, 2026.
(c) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the
Specialist Manager.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026.
(d) Represents non-income producing security.
(e) Annualized 7-day yield as of period end.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.78% — — 0.78%
Investment Companies ..................................................................................................................... 10.98% 85.09% 0.01% 96.08%
Net Other Assets (Liabilities) ........................................................................................................... 0.03% 3.09% 0.02% 3.14%
Total Net Assets .......................................................................................................................... 11.79% 88.18% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2026 .
Futures Contracts Purchased
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year U.S. Treasury Note Future ............................ 849 9/21/26 $ 93,297 $ 638
5 Year U.S. Treasury Note Future ............................. 289 9/30/26 30,937 55
E-Mini S&P 500 Future .................................... 75 9/18/26 28,306 782
$ 152,540 $ 1,475
Total Unrealized Appreciation ..................... $ 1,475
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,475
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30, 2026
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 46
Daily 5.00 6/20/31
3.0 7 $ 74,488 $ (6,030) $ (2, 947 ) $ (3,083)
$ (6,030) $ (2,9 47 ) $ (3,083)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — June 30, 2026
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2026
152
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.42%
Alabama — 1.51%
$ 965 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 $ 979
Arizona — 1.61%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,040
California — 1.76%
1,100 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@ 100  .................................................. 5.00 7/1/28 1,137
Florida — 2.14%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,388
Georgia — 2.02%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,309
Illinois — 4.32%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,837
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 963
2,800
Indiana — 1.99%
1,160 Indiana Finance Authority Revenue Continuously Callable @ 101  ............ 5.00(a) 10/1/59 1,287
Iowa — 2.67%
1,625 Davenport Community School District Infrastructure Sales Services & Use Tax
Revenue (BAM) ........................................... 5.00 6/1/29 1,732
Kansas — 2.33%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity) ................................ 5.00 9/1/36 1,508
Maryland — 4.20%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 995
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,725
2,720
Massachusetts — 2.51%
1,525 Massachusetts Development Finance Agency Revenue, Series U-2  ........... 5.00 10/1/29 1,629
Minnesota — 2.07%
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,339
Missouri — 2.57%
1,000 Health & Educational Facilities Authority of the State of Missouri Revenue, Series
C  ...................................................... 5.00(a) 5/1/52 1,058
600 Lindbergh School District, GO  ..................................... 4.00 3/1/27 605
1,663
Nevada — 4.52%
1,770 Clark County School District, GO, Series A  ............................ 5.00 6/15/27 1,812
1,100 State of Nevada, GO, Series A  ..................................... 5.00 4/1/27 1,119
2,931
New Hampshire — 1.63%
940 New Hampshire Municipal Bond Bank Revenue, Series B  ................. 5.00 8/15/32 1,057

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey — 4.65%
$ 1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 $ 1,764
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,250
3,014
New Mexico — 4.06%
1,240 Albuquerque Municipal School District No. 12, GO, Series A (State Aid
Withholding) .............................................. 5.00 8/1/26 1,242
1,225 New Mexico Finance Authority Revenue, Series C  ....................... 5.00 12/15/32 1,390
2,632
New York — 5.35%
1,605 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
C-1  .................................................... 5.00 5/1/28 1,681
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,785
3,466
Ohio — 1.17%
680 American Municipal Power, Inc., Series A  ............................. 5.00 2/15/33 760
Oregon — 1.22%
775 Oregon State Lottery Revenue, Series A Continuously Callable @ 100  ........ 5.00 4/1/30 788
South Carolina — 2.53%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,637
South Dakota — 3.21%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,077
Tennessee — 4.24%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,628
1,000 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 1,117
2,745
Texas — 18.11%
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,694
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,667
1,425 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,485
1,245 County of Williamson TX, GO  ..................................... 5.00 2/15/28 1,296
1,475 Goose Creek Consolidated Independent School District, GO, Series B  ......... 5.00 2/15/28 1,533
1,450 Humble Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,511
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,556
970 Marble Falls Independent School District, GO (PSF-GTD) ................. 5.00 2/15/27 984
11,726
Virginia — 8.38%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 968
1,230 City of Virginia Beach VA Water & Sewer System Revenue, Series A  ......... 5.00 10/1/33 1,405
1,500 County of Fairfax VA, GO, Series B (State Aid Withholding) ................ 5.00 10/1/27 1,549
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 7/1/26 1,505
5,427
Wisconsin — 6.65%
1,260 City of Kenosha WI, GO, Series A  .................................. 5.00 9/1/32 1,412
1,595 Franklin Public School District, GO, Series A  .......................... 6.00 4/1/29 1,742

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2026
As of June 30, 2026, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Wisconsin (continued)
$ 1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 $ 1,155
4,309
Total Municipal Bonds (cost $62,816) ............................... 63,100
Shares
Investment Company — 3.67%
Money Market Funds — 3.67%
2,377,173
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 3.53(b) 2,377
Total Investment Company (cost $2,377) ............................. 2,377
Total Investments (cost $65,193) — 101.09% ......................... 65,477
Net other assets (liabilities) — (1.09)% .............................. (709)
Net Assets — 100.00% .......................................... $ 64,768
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2026.
(b) Annualized 7-day yield as of period end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2026
155
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 84.48%
Alabama — 3.38%
$ 2,895 Black Belt Energy Gas District Revenue Continuously Callable @ 101  ........ 4.00(a) 6/1/51 $ 2,944
1,000 Black Belt Energy Gas District Revenue, Series B Continuously Callable @ 100  . 5.00 10/1/35 1,009
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25(a) 12/1/53 1,613
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @ 100  ......... 5.00 10/1/36 1,993
4,075 Energy Southeast A Cooperative District Revenue, Series B Continuously Callable
@ 100  .................................................. 5.00 9/1/33 4,174
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@ 100  .................................................. 5.75(a) 4/1/54 1,098
5,000 Southeast Energy Authority A Cooperative District Revenue, Series E Continuously
Callable @ 100  ............................................ 5.00 10/1/30 5,334
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,007
19,172
Arizona — 1.62%
1,250 Arizona Industrial Development Authority Revenue, Series A Continuously Callable
@ 100  .................................................. 5.00 11/1/31 1,360
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @ 100
(AMT) .................................................. 4.00(a) 6/1/49 3,472
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@ 100  .................................................. 5.00 7/1/32 1,826
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@ 100 (AMT) ............................................. 5.00 7/1/30 1,636
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @ 100  .................................. 5.00 5/1/39 883
9,177
California — 5.37%
2,000 Burbank Glendale Pasadena Airport Authority Brick Revenue, Series B Continuously
Callable @ 100  ............................................ 5.25 7/1/42 2,224
3,000 California Community Choice Financing Authority Revenue, Series D Continuously
Callable @ 100  ............................................ 5.00(a) 10/1/55 3,056
1,362 California Municipal Finance Authority Revenue, Series A-1  ............... 4.05 7/20/41 1,368
1,700 Inglewood Unified School District, GO, Series B Continuously Callable @ 100  .. 5.50 8/1/43 1,966
1,000 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@ 100 (BAM) ............................................. 5.00 7/1/40 1,101
1,000 Los Angeles Department of Water & Power Revenue, Series C Continuously
Callable @ 100  ............................................ 5.00 7/1/36 1,131
1,900 Los Angeles Department of Water & Power Revenue, Series E  .............. 5.00 7/1/34 2,145
945 Los Angeles Unified School District, GO, Series A  ....................... 5.00 7/1/30 1,037
1,000 Ontario Public Financing Authority Revenue, Series A Continuously Callable @ 100  5.00 11/1/39 1,142
1,025 Ontario Public Financing Authority Revenue, Series A Continuously Callable @ 100  5.00 11/1/42 1,152
7,960 San Bernardino City Unified School District Certificates of Participation
Continuously Callable @ 100 (AGM) ............................ 5.00 10/1/41 8,988
650 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/31 710
1,000 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/32 1,109
1,000 State of California, GO Continuously Callable @ 100  .................... 5.00 4/1/35 1,049
2,000 State of California, GO Continuously Callable @ 100  .................... 5.00 9/1/33 2,262
30,440
Colorado — 1.23%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 555
2,340 Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Series
A (b) .................................................... 5.00 4/1/35 2,522
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable @
100  .................................................... 5.00 3/15/29 3,880
6,957
Connecticut — 1.43%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,094

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Connecticut (continued)
$ 1,000 Connecticut State Health Educational Facilities Revenue Continuously Callable @
100  .................................................... 5.00 7/1/42 $ 1,100
2,500 Connecticut State Health Educational Facilities Revenue, Series A Continuously
Callable @ 102  ............................................ 5.00 7/1/31 2,719
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @ 100  5.00 11/1/34 1,649
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,035
465 State of Connecticut, GO, Series E Continuously Callable @ 100  ............ 5.00 9/15/32 488
8,085
Delaware — 0.12%
620 Delaware Transportation Authority Revenue Continuously Callable @ 100  ..... 5.00 7/1/32 673
District of Columbia — 1.73%
2,500 District of Columbia Revenue Continuously Callable @ 100  ................ 5.00 7/15/32 2,502
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,128
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @ 100 (AMT) ............................ 4.00 10/1/36 2,088
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,096
9,814
Florida — 4.45%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @ 100  5.00(a) 12/1/37 2,009
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,330
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,844
960 County of Miami-Dade FL, GO, Series A  ............................. 5.00 7/1/33 1,090
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 986
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @ 100  ........ 5.00 10/1/34 2,160
530 Manatee County School District Certificate of Participation, Series A  ......... 5.00 7/1/34 598
1,000 Miami Beach Redevelopment Agency Tax allocation (AGM) ................ 5.00 2/1/31 1,090
2,000 Mid-Bay Bridge Authority Revenue Continuously Callable @ 100 (AGM) ...... 5.00 10/1/36 2,248
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @ 100  .. 5.00 10/1/32 3,379
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @ 100  .................................. 5.00 8/1/36 1,131
3,875 Volusia County Educational Facility Authority Revenue Continuously Callable @
100  .................................................... 5.00 10/15/39 4,357
25,222
Georgia — 1.59%
1,250 City of Atlanta GA Water Wastewater Revenue Continuously Callable @ 100  ... 5.00 11/1/44 1,392
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @ 100  .. 4.00(a) 3/1/50 5,000
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,677
1,000 State of Georgia, GO, Series A Continuously Callable @ 100  ............... 3.00 8/1/36 960
9,029
Illinois — 7.22%
3,475 Chicago Board of Education, GO, Series A Continuously Callable @ 100 (AGM) . 5.00 12/1/29 3,617
4,000 Chicago Midway International Airport Revenue, Series C Continuously Callable @
100  .................................................... 5.00 1/1/41 4,198
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 485
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable @
100 (AMT) ............................................... 5.00 1/1/33 425
4,335 Chicago O'Hare International Airport Revenue, Series D Continuously Callable @
100  .................................................... 5.00 1/1/42 4,349
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,118
1,465 Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A Continuously
Callable @ 100  ............................................ 5.00 12/1/36 1,657
1,000 Chicago Transit Authority Sales Tax Receipts Revenue, Series A Continuously
Callable @ 100  ............................................ 5.00 12/1/44 1,088
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @ 100 (BAM) ...................................... 5.00 1/1/37 1,321

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Illinois (continued)
$ 825 City of Chicago Il Waterworks Revenue, Series C  ....................... 5.00 11/1/32 $ 911
2,335 City of Chicago IL, GO, Series A Continuously Callable @ 100  ............. 4.00 1/1/36 2,249
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,575
500 Illinois Finance Authority Revenue, Series A Continuously Callable @ 100  ..... 5.00 7/1/44 549
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @ 100  ... 5.00(a) 5/15/50 1,414
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable @
100  .................................................... 5.00 1/1/30 899
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,146
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @ 100  .. 5.00 1/1/35 1,391
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @ 100  ..... 5.00 6/15/43 6,431
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,023
2,995 The Board of Trustees of the University of Illinois Certificates of Participation,
Series B Continuously Callable @ 100  ........................... 5.00 10/1/27 3,009
40,855
Indiana — 1.52%
2,250 Indiana Finance Authority Revenue Continuously Callable @ 100  ............ 5.00 11/1/41 2,488
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @ 100  ..... 5.00 10/1/34 1,502
530 Indiana Finance Authority Revenue, Series A1  .......................... 5.00 11/15/27 546
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,100
8,636
Iowa — 0.08%
450 Iowa Tobacco Settlement Authority Revenue, Series A-2 Continuously Callable @
100  .................................................... 5.00 6/1/32 479
Kansas — 0.37%
945 Kansas Development Finance Authority Revenue, Series A  ................. 5.00 5/1/34 1,074
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,038
2,112
Kentucky — 1.58%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable @
100  .................................................... 5.25(a) 4/1/54 3,331
3,000 Kentucky Public Energy Authority Revenue, Series B Continuously Callable @ 100  5.00 12/1/33 3,085
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,259
1,170 University of Kentucky Revenue, Series A Continuously Callable @ 100  ....... 5.00 4/1/43 1,275
8,950
Louisiana — 0.42%
2,180 Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Continuously
Callable @ 100  ............................................ 5.25 7/15/44 2,384
Maine — 0.38%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,033
1,000 Regional School Unit No. 14, GO Continuously Callable @ 100  ............. 5.00 11/1/42 1,112
2,145
Maryland — 2.08%
2,000 County of Baltimore MD, GO Continuously Callable @ 100  ................ 4.00 3/1/33 2,051
1,190 County of Howard MD, GO, Series A Continuously Callable @ 100  .......... 5.00 8/15/34 1,336
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,165
2,000 State of Maryland Department of Transportation Revenue Continuously Callable @
100  .................................................... 5.00 10/1/32 2,191
1,000 State of Maryland Department of Transportation Revenue Continuously Callable @
100  .................................................... 4.00 10/1/32 1,012
1,240 State of Maryland, GO, Series A Continuously Callable @ 100  .............. 5.00 3/15/31 1,346
1,495 State of Maryland, GO, Series A Continuously Callable @ 100  .............. 5.00 6/1/34 1,671
11,772

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Massachusetts — 3.19%
$ 780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @ 100  ... 5.00 5/1/35 $ 877
1,500 Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
Continuously Callable @ 100  .................................. 4.00 7/1/37 1,555
4,000 Massachusetts Development Finance Agency Revenue Continuously Callable @
100  .................................................... 5.00 12/1/42 4,344
425 Massachusetts Development Finance Agency Revenue Continuously Callable @
100  .................................................... 5.25 6/1/43 467
1,000 Massachusetts Development Finance Agency Revenue, Series A-2 Continuously
Callable @ 100  ............................................ 5.00(a) 10/1/65 1,120
2,400 Massachusetts Development Finance Agency Revenue, Series F  ............. 5.00 7/1/33 2,702
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @ 100  ............................................ 5.00 7/1/35 3,940
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,453
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,640
18,098
Michigan — 2.83%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable @
100  .................................................... 5.00 7/1/37 1,103
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @ 100  ............................................ 5.00 10/1/38 2,153
1,000 Forest Hills Public Schools, GO, Series I Continuously Callable @ 100  ........ 5.00 5/1/44 1,089
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/37 1,400
2,000 Great Lakes Water Authority Sewage Disposal System Revenue, Series B  ...... 5.00 7/1/36 2,304
1,000 Michigan Finance Authority Revenue Continuously Callable @ 100  .......... 4.00 2/15/44 940
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,563
1,000 Michigan Finance Authority Revenue Continuously Callable @ 100  .......... 5.50 12/1/29 1,010
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,395
2,000 Michigan State Hospital Finance Authority Revenue, Series C Continuously Callable
@ 100  .................................................. 5.00 5/15/33 2,214
800 Oakland University Revenue, Series A Continuously Callable @ 100  .......... 5.00 3/1/45 863
16,034
Minnesota — 2.17%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @ 100  ............................................ 5.00 1/1/36 1,944
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,082
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,319
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,381
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,526
1,500 State of Minnesota, GO, Series B Continuously Callable @ 100  ............. 5.00 8/1/35 1,700
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,377
12,329
Missouri — 0.47%
1,545 City of Kansas City MO Water Revenue, Series A Continuously Callable @ 100  . 5.00 12/1/44 1,680
995 St. Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 1,010
2,690
Nebraska — 0.63%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @ 100  ..... 4.00 4/1/31 1,031
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @ 100  ..... 4.00 4/1/32 1,028
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @ 100  .. 5.00 2/1/34 1,504
3,563
Nevada — 1.70%
750 City of North Las Vegas N.V., GO, Series B  ........................... 5.00 6/1/33 846
2,915 Clark County School District, GO, Series A Continuously Callable @ 100 (AGM) 5.00 6/15/32 3,134
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @ 100  .... 4.00 6/1/34 5,684
9,664

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Hampshire — 0.39%
$ 2,247 New Hampshire Business Finance Authority Revenue, Series A-1  ............ 4.25 7/20/41 $ 2,211
New Jersey — 2.62%
430 New Jersey Economic Development Authority Revenue Continuously Callable @
100  .................................................... 5.00 11/1/30 459
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,041
2,815 New Jersey Educational Facilities Authority Revenue, Series A Continuously
Callable @ 100  ............................................ 5.00(a) 7/1/64 3,247
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,826
2,000 New Jersey Institute of Technology Revenue, Series A Continuously Callable @ 100
(BAM) .................................................. 5.00 7/1/42 2,210
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,078
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @ 100  ............................................ 5.00 6/15/36 830
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @ 100  ............................................ 5.00 6/15/36 1,955
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,162
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable @
100  .................................................... 5.00 6/1/33 1,067
14,875
New Mexico — 0.19%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @ 100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,072
New York — 6.20%
1,250 Albany Capital Resource Corp. Revenue, Series A Continuously Callable @ 100  . 5.25 5/1/42 1,392
2,890 City of New York NY, GO, Series 1-A Continuously Callable @ 100  .......... 5.00 4/1/32 3,133
740 City of New York NY, GO, Series B-1  ................................ 5.00 8/1/32 823
5,000 City of New York NY, GO, Series E Continuously Callable @ 100  ........... 5.00 8/1/43 5,432
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @ 100  5.00 3/15/35 1,320
865 New York City Municipal Water Finance Authority Revenue, Series CC (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 6/15/31 967
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @ 100  .................................. 5.00 6/15/34 1,141
930 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
A-1  .................................................... 5.00 11/1/32 1,041
1,500 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
D-1 Continuously Callable @ 100  .............................. 5.00 11/1/36 1,684
3,000 New York Energy Finance Development Corp. Revenue Continuously Callable @
100  .................................................... 5.00(a) 7/1/56 3,114
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable @
100  .................................................... 5.00 2/15/31 1,015
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @ 100  5.00 3/15/35 5,243
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,841
1,750 New York Transportation Development Corp. Revenue Continuously Callable @ 100
(AGM) .................................................. 6.00 6/30/43 1,973
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @ 100 (AMT) ....................................... 4.00 3/15/30 5,032
35,151
North Carolina — 0.57%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 905
1,130 Nash Health Care Systems Revenue Continuously Callable @ 100  ........... 5.50 2/1/43 1,249
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,053
3,207

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Ohio — 3.61%
$ 3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @ 100  ............................................ 5.00 6/1/32 $ 3,190
5,645 County of Allen OH Hospital Facilities Revenue, Series A Continuously Callable @
100  .................................................... 5.00 11/1/39 6,193
800 County of Montgomery OH Revenue Continuously Callable @ 100  .......... 5.00 8/1/33 865
1,130 County of Warren OH Revenue Continuously Callable @ 100  ............... 5.00 7/1/36 1,233
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @ 100  ........................... 5.00 6/1/35 3,478
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,998
950 Summit County Development Finance Authority Revenue, Series A Continuously
Callable @ 100 (BAM) ...................................... 5.00 7/1/37 1,033
1,045 The Ohio State University Revenue, Series A  ........................... 5.00 6/1/35 1,208
1,150 University of Cincinnati Revenue, Series A Continuously Callable @ 100  ...... 5.25 6/1/43 1,280
20,478
Oklahoma — 0.48%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @ 100  ... 5.00 6/1/37 2,170
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable @
100 (AGM) ............................................... 4.00 1/1/32 555
2,725
Oregon — 1.27%
1,250 Clackamas Community College District, GO Continuously Callable @ 100 (SCH
BD GTY) ................................................ 5.00 6/15/44 1,380
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @ 100
(AMT) .................................................. 5.00 7/1/35 2,740
2,000 Portland Community College District, GO Continuously Callable @ 100  ....... 5.00 6/15/35 2,255
750 State of Oregon, GO Continuously Callable @ 100  ...................... 5.00 5/1/40 847
7,222
Pennsylvania — 5.09%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,069
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,032
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @ 100  .......... 5.00 2/1/30 2,782
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @ 100  .......... 5.00 2/1/31 1,851
1,000 Commonwealth Financing Authority Revenue Continuously Callable @ 100  .... 5.00 6/1/32 1,035
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@ 100 (AMT) ............................................. 2.45(a) 12/1/39 1,736
4,000 Montgomery County Industrial Development Authority Revenue, Series A
Continuously Callable @ 103  .................................. 5.00 11/15/42 4,213
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @ 100 (AMT) ....................................... 5.00 12/31/33 3,916
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @ 100  .................................. 5.00 3/15/38 1,084
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,056
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,046
1,100 Pennsylvania Turnpike Commission Revenue Continuously Callable @ 100  .... 5.00 12/1/41 1,188
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @
100  .................................................... 5.00 6/1/35 2,801
1,620 Pennsylvania Turnpike Commission Revenue, Series A Continuously Callable @
100  .................................................... 5.00 12/1/44 1,679
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @ 100 (AGM) ............................ 5.00 4/1/40 1,262
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @ 100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,109
28,859
Rhode Island — 0.60%
730 Rhode Island Health and Educational Building Corp. Revenue, Series A
Continuously Callable @ 100 (AGM) ............................ 5.00 7/1/39 776

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Rhode Island (continued)
$ 1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 $ 1,981
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 650
3,407
South Carolina — 0.73%
1,200 Medical University Hospital Authority Revenue Continuously Callable @ 100 (FHA
INS) .................................................... 5.25 11/15/41 1,288
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,052
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,122
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 703
4,165
Tennessee — 0.96%
530 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 566
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,338
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @ 100  ........................ 5.00 5/1/35 1,077
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,114
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 529
730 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 815
5,439
Texas — 8.64%
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,052
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @ 100
(PSF-GTD) ............................................... 5.00 8/15/39 1,107
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @ 100  . 5.00 8/15/37 2,763
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,004
850 City of Houston Tx Hotel Occupancy Tax Special Revenue, Series C Continuously
Callable @ 100 (AGM) ...................................... 5.00 9/1/43 939
300 City of Pearland TX, GO Continuously Callable @ 100  ................... 5.00 3/1/29 304
670 City of Round Rock TX, GO Continuously Callable @ 100  ................ 5.00 8/15/39 749
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,374
980 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 5.00 2/1/32 1,089
6,000 Clifton Higher Education Finance Corp. Revenue, Series A Continuously Callable @
100 (PSF-GTD) ............................................ 5.00 2/15/38 6,539
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable @
100 (PSF-GTD) ............................................ 4.00 8/15/34 979
1,545 County of Harris TX Revenue, Series A Continuously Callable @ 100  ......... 5.00 8/15/30 1,549
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @ 100  ............ 5.00 12/1/33 5,043
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 597
1,700 El Paso County Hospital District, GO Continuously Callable @ 100 (AGM) ..... 5.00 2/15/39 1,839
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @ 100  ............................................ 5.00 10/1/27 1,502
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,126
655 Love Field Airport Modernization Corp. Revenue Continuously Callable @ 100  . 5.00 11/1/28 655
1,000 Lower Colorado River Authority Revenue Continuously Callable @ 100 (AGM) . 5.00 5/15/34 1,120
530 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 563
2,180 Lower Colorado River Authority Revenue Continuously Callable @ 100  ....... 5.00 5/15/32 2,337
2,410 Midland Independent School District, GO Continuously Callable @ 100 (PSF-GTD) 5.00 2/15/37 2,666
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @ 103  ............................................ 5.00 10/1/36 1,671
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/32 1,391
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @ 100  .................................. 5.00(a) 7/1/53 2,164

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @ 100  .................................. 5.50(a) 1/1/54 $ 3,801
900 Texas Municipal Power Agency Revenue Continuously Callable @ 100 (BAM) .. 5.00 9/1/41 985
925 Texas Transportation Commission, GO  ............................... 5.00 4/1/32 1,034
48,942
Utah — 0.30%
1,500 Utah Municipal Power Agency Revenue, Series A Continuously Callable @ 100  . 5.00 7/1/37 1,709
Vermont — 0.22%
1,200 Vermont Student Assistance Corp. Revenue, Series A  ..................... 5.00 6/15/33 1,260
Virginia — 0.15%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @ 100  ............................................ 5.00 4/1/38 854
Washington — 3.67%
790 City of Seattle WA Municipal Light & Power Revenue  .................... 5.00 2/1/32 880
955 City of Seattle WA, GO Continuously Callable @ 100  .................... 5.00 5/1/38 1,069
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @ 100 (SCH BD GTY) ................................ 5.00 12/1/36 1,749
1,555 Port of Seattle WA Revenue Continuously Callable @ 100 (AMT) ............ 5.00 8/1/33 1,704
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @ 100  .......... 5.00 7/1/36 4,030
715 Snohomish County Public Utility District No. 1 Electric System Revenue, Series A  5.00 12/1/35 827
1,300 State of Washington, GO, Series C Continuously Callable @ 100  ............ 5.00 2/1/33 1,424
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 880
7,065 State of Washington, GO, Series R-2017A Continuously Callable @ 100  ....... 5.00 8/1/32 7,080
1,000 University of Washington Revenue, Series A Continuously Callable @ 100  ..... 5.00 4/1/37 1,140
20,783
Wisconsin — 3.23%
580 Madison Metropolitan School District, GO Continuously Callable @ 100  ...... 5.00 3/1/34 619
2,500 Public Finance Authority Revenue Continuously Callable @ 100  ............ 5.00 7/1/35 2,766
540 Public Finance Authority Revenue  .................................. 5.00 6/1/32 566
1,250 Public Finance Authority Revenue  .................................. 5.00 6/1/31 1,308
600 Public Finance Authority Revenue, Series A Continuously Callable @ 100 (BAM) 5.00 7/1/38 642
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,606
1,000 Racine Unified School District, GO Continuously Callable @ 100 (AGM) ...... 4.00 4/1/44 1,003
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @ 102  ............................................ 5.00(a) 4/1/54 1,085
1,000 West Allis West Milwaukee School District, GO Continuously Callable @ 100  ... 3.00 4/1/38 934
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,104
2,000 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @ 100 (AGM) ............................ 5.00 8/15/40 2,191
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 11/15/35 2,469
18,293
Total Municipal Bonds (cost $474,687) .............................. 478,932
Shares
Investment Companies — 14.06%
Domestic Fixed Income — 12.38%
324,887
Aberdeen Municipal Income Fund ................................... 1,826
373,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,263
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 7,260
371,024
BlackRock MuniHoldings California Quality Fund, Inc. ................... 4,078

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2026
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
453,034
BlackRock MuniHoldings Fund, Inc. ................................. $ 5,391
225,558
BlackRock MuniYield New York Quality Fund, Inc. ...................... 2,289
527,505
BlackRock MuniYield Quality Fund III, Inc. ........................... 5,861
524,837
BlackRock MuniYield Quality Fund, Inc. .............................. 6,088
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,750
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 820
229,813
Eaton Vance Municipal Bond Fund .................................. 2,289
157,714
Federated Hermes Premier Municipal Income Fund ...................... 1,812
151,793
iShares National Muni Bond ETF ................................... 16,335
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,353
201,590
PIMCO California Municipal Income Fund ............................ 1,808
461,349
PIMCO Municipal Income Fund II .................................. 3,511
333,471
Western Asset Managed Municipals Fund, Inc. .......................... 3,475
70,209
Money Market Fund — 1.68%
9,487,999
BlackRock Liquidity Funds MuniCash ................................ 2.55(c) 9,489
Total Investment Companies (cost $77,585) ........................... 79,698
Total Investments (cost $552,272) — 98.54% ......................... 558,630
Net other assets (liabilities) — 1.46% ............................... 8,249
Net Assets — 100.00% .......................................... $ 566,879
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2026.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period end.
AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF
—
Exchange-Traded Fund
FHA—Federal Housing Administration
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2026
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2026.
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 76.71% 7.77% — — 84.48%
Investment Companies ............................................................................................ 0.19% — 12.38% 1.49% 14.06%
Net Other Assets (Liabilities) .................................................................................. 0.91% 0.15% 0.40% — 1.46%
Total Net Assets ................................................................................................. 77.81% 7.92% 12.78% 1.49% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2026
(Amounts in thousands, except per share amounts)
165
See accompanying notes to financial statements.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
ASSETS:
Investments in securities, at value(a) .............................................................................. $ 2,091,754 $ 3,091,360
Cash ............................................................................................................... 102 9,792
Receivable for portfolio shares issued ............................................................................ 113 1
Receivable from investments sold ................................................................................ 173 13,653
Variation margin receivable on derivatives ....................................................................... — 4,269
Cash held as collateral at broker for derivatives .................................................................. — 60,230
Dividends and interest receivable ................................................................................. 931 3,139
Foreign tax reclaims receivable ................................................................................... 94 341
Prepaid expenses .................................................................................................. 29 46
Total assets ..................................................................................................... 2,093,196 3,182,831
LIABILITIES:
Written options, at fair value (Premiums received $— and $155, respectively) .................................. — 329
Payable for investments purchased ............................................................................... — 767
Payable for portfolio shares redeemed ............................................................................ — 12,499
Payable for collateral received on loaned securities .............................................................. 7 153
Redemption liquidity services fees payable ....................................................................... 32 —
Variation margin payable on derivatives .......................................................................... — 133
Advisory fees payable ............................................................................................. 135 215
Administrative services fees payable ............................................................................. 56 85
Trustee fees payable ............................................................................................... 1 2
Professional fees payable ......................................................................................... 51 91
Custodian fees payable ............................................................................................ 69 85
Other accrued expenses ........................................................................................... 33 53
Total liabilities .................................................................................................. 384 14,412
NET ASSETS ........................................................................................................ $ 2,092,812 $ 3,168,419
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 43 $ 186
Additional paid-in capital ......................................................................................... 604,077 2,406,669
Total distributable earnings/(loss) ................................................................................. 1,488,692 761,564
Net Assets ...................................................................................................... $ 2,092,812 $ 3,168,419
NET ASSETS: $ 2,092,812 $ 3,168,419
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 43,381 186,273
Net Asset Value, offering and redemption price per share: (b) .................................................. $ 48.24 $ 17.01
Investments in securities, at cost .................................................................................. $ 538,970 $ 2,117,243
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $7 and $140, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2026
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 124,031 $ 80,913 $ 707,189 $ 1,236,068
Cash ............................................................... 2 — 277 9,802
Foreign currency, at value (Cost $104, $30, $1,952 and $1,466, respectively) .................................................... 103 30 2,257 1,454
Receivable for portfolio shares issued ............................ — — — 68
Receivable from investments sold ................................ — — — 134
Variation margin receivable on derivatives ....................... — — 18 1,010
Cash held as collateral at broker for derivatives .................. — — 199 15,282
Dividends and interest receivable ................................. 71 46 824 1,628
Foreign tax reclaims receivable ................................... 198 37 3,560 4,847
Prepaid expenses .................................................. 3 2 21 12
Total assets ..................................................... 124,408 81,028 714,345 1,270,305
LIABILITIES:
Payable for investments purchased ............................... 46 — — 373
Payable for portfolio shares redeemed ............................ — — — 4,567
Payable for collateral received on loaned securities .............. 25 10 — 2,220
Variation margin payable on derivatives .......................... — — — 14
Advisory fees payable ............................................. 21 11 46 142
Administrative services fees payable ............................. 15 13 40 49
Trustee fees payable ............................................... — — — 1
Professional fees payable ......................................... 29 25 76 115
Custodian fees payable ............................................ 10 10 67 80
Other accrued expenses ........................................... 3 2 13 23
Total liabilities .................................................. 149 71 242 7,584
NET ASSETS ........................................................ $ 124,259 $ 80,957 $ 714,103 $ 1,262,721
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................... $ 7 $ 5 $ 41 $ 101
Additional paid-in capital ......................................... 46,527 46,127 362,844 970,946
Total distributable earnings/(loss) ................................. 77,725 34,825 351,218 291,674
Net Assets ...................................................... $ 124,259 $ 80,957 $ 714,103 $ 1,262,721
NET ASSETS: $ 124,259 $ 80,957 $ 714,103 $ 1,262,721
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): . 6,992 4,594 41,490 101,306
Net Asset Value, offering and redemption price per share: (b) .. $ 17.77 $ 17.62 $ 17.21 $ 12.46
Investments in securities, at cost .................................. $ 51,386 $ 44,956 $ 281,228 $ 978,082
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $23, $10, $0 and $3,667, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2026
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 857,807 $ 2,121,542 $ 199,630
Cash ....................................................................................... 1,799 2,379 336
Foreign currency, at value (Cost $4,961, $— and $—, respectively) ..................... 5,484 — —
Receivable for portfolio shares issued .................................................... 67 232 —
Receivable from investments sold ........................................................ 70 21,737 67
Variation margin receivable on derivatives ............................................... 313 9 219
Cash held as collateral at broker for derivatives .......................................... 1,416 6,381 7,875
Dividends and interest receivable ......................................................... 1,652 11,854 431
Foreign tax reclaims receivable ........................................................... 35 — —
TBA sale commitments receivable ........................................................ — 441 —
Prepaid expenses .......................................................................... 16 21 10
Total assets ............................................................................. 868,659 2,164,596 208,568
LIABILITIES:
Written options, at fair value (Premiums received $—, $550 and $—, respectively) .... — 342 —
Payable for investments purchased ....................................................... 45 23,113 —
Payable for portfolio shares redeemed .................................................... 1,881 6,139 899
Payable for collateral received on loaned securities ...................................... 87 1,173 1,177
Variation margin payable on derivatives .................................................. — 937 317
Accrued foreign capital gains tax ......................................................... 5,751 — —
TBA sale commitments payable .......................................................... — 21,691 —
Advisory fees payable ..................................................................... 170 83 26
Administrative services fees payable ..................................................... 42 127 15
Trustee fees payable ....................................................................... 1 2 —
Professional fees payable ................................................................. 51 95 21
Custodian fees payable .................................................................... 393 97 10
Other accrued expenses ................................................................... 16 47 2
Total liabilities .......................................................................... 8,437 53,846 2,467
NET ASSETS ................................................................................ $ 860,222 $ 2,110,750 $ 206,101
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ................................................. $ 30 $ 49 $ 27
Additional paid-in capital ................................................................. 521,969 2,246,153 207,685
Total distributable earnings/(loss) ......................................................... 338,223 (135,452) (1,611)
Net Assets .............................................................................. $ 860,222 $ 2,110,750 $ 206,101
NET ASSETS: $ 860,222 $ 2,110,750 $ 206,101
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ......................... 30,430 49,162(b) 26,972
Net Asset Value, offering and redemption price per share: (c) ........................... $ 28.27 $ 42.93(b) $ 7.64
Investments in securities, at cost .......................................................... $ 495,629 $ 2,164,849 $ 197,160
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Includes securities on loan of $1,625, $1,130 and $0, respectively.
(b) Shares outstanding and net asset value per share reflect a 1-for-5 reverse stock split effective after the close of trading on October 10, 2025. (Note 8)
(c) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2026
(Amounts in thousands, except per share amounts)
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 65,477 $ 558,630
Cash ............................................................................................................... — 2,251
Receivable from investments sold ................................................................................ — 1,063
Dividends and interest receivable ................................................................................. 941 6,066
Prepaid expenses .................................................................................................. 11 15
Total assets ..................................................................................................... 66,429 568,025
LIABILITIES:
Payable for investments purchased ............................................................................... 1,627 911
Payable for portfolio shares redeemed ............................................................................ — 10
Advisory fees payable ............................................................................................. 7 155
Administrative services fees payable ............................................................................. 6 22
Professional fees payable ......................................................................................... 19 27
Custodian fees payable ............................................................................................ 1 11
Other accrued expenses ........................................................................................... 1 10
Total liabilities .................................................................................................. 1,661 1,146
NET ASSETS ........................................................................................................ $ 64,768 $ 566,879
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value ......................................................................... $ 7 $ 57
Additional paid-in capital ......................................................................................... 69,301 573,519
Total distributable earnings/(loss) ................................................................................. (4,540) (6,697)
Net Assets ...................................................................................................... $ 64,768 $ 566,879
NET ASSETS: $ 64,768 $ 566,879
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): ................................................. 6,713 56,948
Net Asset Value, offering and redemption price per share: (a) ................................................... $ 9.65 $ 9.95
Investments in securities, at cost .................................................................................. $ 65,193 $ 552,272
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended, June 30, 2026
(Amounts in thousands)
169
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 5 $ 599
Dividends ............................................................................................................... 22,659 56,274
Income from securities lending, net .................................................................................... 5 3
Foreign withholding tax ................................................................................................ (11) (305)
Total Investment Income ............................................................................................ 22,658 56,571
EXPENSES:
Advisory fees ........................................................................................................... 1,521 2,311
Administrative services fees ........................................................................................... 639 963
Professional fees ....................................................................................................... 155 249
Transfer agent fees ..................................................................................................... 44 68
Compliance service fees ............................................................................................... 31 47
Custodian fees .......................................................................................................... 155 184
Redemption liquidity services fees ..................................................................................... 177 —
Registration and filing fees ............................................................................................. 8 13
Trustee fees ............................................................................................................. 122 185
Other ................................................................................................................... 100 173
Total expenses before waivers and/or reimbursements and expenses paid indirectly ........................... 2,952 4,193
Expenses paid indirectly ......................................................................................... — (4)
Net Expenses .................................................................................................. 2,952 4,189
Net Investment Income ................................................................................................. 19,706 52,382
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment securities transactions and foreign currency transactions ............... (1,056) 245,766
Net realized gains/(losses) from redemptions in-kind transactions .................................................... 110,712 —
Net realized gains/(losses) from futures ............................................................................... — 70,252
Net realized gains/(losses) from written options ....................................................................... — 770
Net realized gains/(losses) from swaps ................................................................................ — (13,779)
Net realized gains/(losses) from investment transactions .............................................................. 109,656 303,009
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations ................. 239,497 149,843
Change in unrealized appreciation/(depreciation) on futures .......................................................... — 7,168
Change in unrealized appreciation/(depreciation) on written options ................................................. — (418)
Change in unrealized appreciation/(depreciation) on swaps ........................................................... — (5,133)
Change in unrealized appreciation/(depreciation) on investments ..................................................... 239,497 151,460
Net realized/unrealized gains/(losses) from investments .............................................................. 349,153 454,469
Change in net assets resulting from operations $ 368,859 $ 506,851

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2026
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ 1 $ 322
Dividends .................................................................... 1,983 1,233 18,889 34,180
Income from securities lending, net ......................................... 1 1 — 53
Foreign withholding tax ..................................................... (73) (56) (1,375) (1,400)
Total Investment Income ................................................. 1,911 1,178 17,515 33,155
EXPENSES:
Advisory fees ................................................................ 129 79 520 1,695
Administrative services fees ................................................ 85 66 269 417
Professional fees ............................................................ 67 56 117 184
Transfer agent fees .......................................................... 3 2 14 23
Compliance service fees .................................................... 2 1 9 16
Custodian fees ............................................................... 26 22 124 154
Registration and filing fees .................................................. 2 2 8 14
Trustee fees .................................................................. 7 5 37 63
Other ........................................................................ 10 4 33 56
Total expenses before waivers and/or reimbursements ............... 331 237 1,131 2,622
Expenses waived and/or reimbursed by Adviser ...................... — (9) — —
Net Expenses ....................................................... 331 228 1,131 2,622
Net Investment Income ...................................................... 1,580 950 16,384 30,533
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment securities transactions and foreign currency transactions ............................................ 6,300 (483) 16,643 89,921
Net realized gains/(losses) from futures .................................... 198 — 695 33,925
Net realized gains/(losses) from swaps ..................................... — — — (4,593)
Net realized gains/(losses) from investment transactions ................... 6,498 (483) 17,338 119,253
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations ............................................. 16,147 13,788 96,061 21,401
Change in unrealized appreciation/(depreciation) on futures ............... (50) — (17) 1,117
Change in unrealized appreciation/(depreciation) on swaps ................ — — — (1,711)
Change in unrealized appreciation/(depreciation) on investments .......... 16,097 13,788 96,044 20,807
Net realized/unrealized gains/(losses) from investments ................... 22,595 13,305 113,382 140,060
Change in net assets resulting from operations $ 24,175 $ 14,255 $ 129,766 $ 170,593

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2026
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 17 $ 23,435 $ 147
Dividends .......................................................................................... 20,475 12,943 6,535
Income from securities lending, net ............................................................... 29 1 14
Foreign withholding tax ........................................................................... (1,533) — —
Total Investment Income ....................................................................... 18,988 36,379 6,696
EXPENSES:
Advisory fees ...................................................................................... 1,817 430 289
Administrative services fees ...................................................................... 323 402 109
Professional fees .................................................................................. 165 176 50
Transfer agent fees ................................................................................ 19 23 5
Compliance service fees .......................................................................... 13 12 3
Custodian fees ..................................................................................... 859 108 21
Registration and filing fees ........................................................................ 8 35 6
Trustee fees ........................................................................................ 53 60 13
Other .............................................................................................. 45 66 26
Net Expenses ............................................................................. 3,302 1,312 522
Net Investment Income ............................................................................ 15,686 35,067 6,174
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment securities transactions and foreign currency transactions ..................................................................................... 84,973 (1,290) 5,887
Net realized gains/(losses) from futures .......................................................... 7,721 (6,802) 1,242
Net realized gains/(losses) from written options .................................................. — 1,291 —
Net realized gains/(losses) from swaps ........................................................... — — (3,491)
Net realized gains/(losses) from foreign taxes .................................................... (757) — —
Net realized gains/(losses) from investment transactions ......................................... 91,937 (6,801) 3,638
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations ..................................................................................... 192,575 (21,477) 2,117
Change in unrealized appreciation/(depreciation) on futures ..................................... (445) 2,863 (442)
Change in unrealized appreciation/(depreciation) on written options ............................ — 208 —
Change in unrealized appreciation/(depreciation) on swaps ...................................... — — (1,300)
Change in unrealized appreciation/(depreciation) on foreign taxes .............................. 668 — —
Change in unrealized appreciation/(depreciation) on investments ................................ 192,798 (18,406) 375
Net realized/unrealized gains/(losses) from investments ......................................... 284,735 (25,207) 4,013
Change in net assets resulting from operations $ 300,421 $ 9,860 $ 10,187

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended, June 30, 2026
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 1,920 $ 15,785
Dividends ............................................................................................................... 52 2,830
Total Investment Income ............................................................................................ 1,972 18,615
EXPENSES:
Advisory fees ........................................................................................................... 85 950
Administrative services fees ........................................................................................... 50 212
Professional fees ....................................................................................................... 40 72
Transfer agent fees ..................................................................................................... 2 14
Compliance service fees ............................................................................................... 1 9
Custodian fees .......................................................................................................... 3 26
Registration and filing fees ............................................................................................. 9 8
Trustee fees ............................................................................................................. 4 36
Other ................................................................................................................... 9 59
Net Expenses .................................................................................................. 203 1,386
Net Investment Income ................................................................................................. 1,769 17,229
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment securities transactions .................................................. (243) (428)
Net realized gains/(losses) from investment transactions .............................................................. (243) (428)
Change in unrealized appreciation/(depreciation) on investments .................................................... 395 16,700
Change in unrealized appreciation/(depreciation) on investments ..................................................... 395 16,700
Net realized/unrealized gains/(losses) from investments .............................................................. 152 16,272
Change in net assets resulting from operations $ 1,921 $ 33,501

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
173
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity Portfolio
The Institutional U.S.
Equity Portfolio
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 19,706 $ 20,913 $ 52,382 $ 39,235
Net realized gains/(losses) from investment transactions ...................................... 109,656 123,960 303,009 326,043
Change in unrealized appreciation/(depreciation) on investments ............................. 239,497 92,673 151,460 39,232
Change in net assets resulting from operations ................................................... 368,859 237,546 506,851 404,510
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (19,425) (28,947) (456,807) (481,949)
Change in net assets resulting from distributions ................................................. (19,425) (28,947) (456,807) (481,949)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 124,229 $ 158,088 $ 345,515 $ 207,966
Proceeds from reinvestment of dividends ...................................................... 3,554 15,621 443,603 473,750
Cost of shares redeemed ....................................................................... (246,383) (301,883) (403,701) (403,727)
Change in net assets from shares of beneficial interest ........................................ $ (118,600) $ (128,174) $ 385,417 $ 277,989
Change in net assets ............................................................................... 230,834 80,425 435,461 200,550
Net Assets:
Beginning of period ............................................................................ 1,861,978 1,781,553 2,732,958 2,532,408
End of period ................................................................................... $ 2,092,812 $ 1,861,978 $ 3,168,419 $ 2,732,958
Share Transactions:
Issued ........................................................................................... 2,806 4,171 20,369 12,621
Reinvested ...................................................................................... 81 409 28,632 30,151
Redeemed ...................................................................................... (5,578) (7,953) (23,937) (23,267)
Change in Shares ............................................................................... (2,691) (3,373) 25,064 19,505

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 1,580 $ 2,376 $ 950 $ 592
Net realized gains/(losses) from investment transactions ...................................... 6,498 35,175 (483) 19
Change in unrealized appreciation/(depreciation) on investments ............................. 16,097 (14,059) 13,788 7,118
Change in net assets resulting from operations ................................................... 24,175 23,492 14,255 7,729
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (23,278) (2,620) (1,033) (606)
Change in net assets resulting from distributions ................................................. (23,278) (2,620) (1,033) (606)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 206 $ 114 $ 29,184 $ 27,399
Proceeds from reinvestment of dividends ...................................................... 21,528 233 1,014 583
Cost of shares redeemed ....................................................................... (11,274) (100,898) (28,314) (4,545)
Change in net assets from shares of beneficial interest ........................................ $ 10,460 $ (100,551) $ 1,884 $ 23,437
Change in net assets ............................................................................... 11,357 (79,679) 15,106 30,560
Net Assets:
Beginning of period ............................................................................ 112,902 192,581 65,851 35,291
End of period ................................................................................... $ 124,259 $ 112,902 $ 80,957 $ 65,851
Share Transactions:
Issued ........................................................................................... 12 7 1,798 1,966
Reinvested ...................................................................................... 1,342 14 62 43
Redeemed ...................................................................................... (669) (5,969) (1,736) (327)
Change in Shares ............................................................................... 685 (5,948) 124 1,682

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
Operations:
Net investment income ........................................ $ 16,384 $ 15,235 $ 30,533 $ 23,174 $ 15,686 $ 15,081
Net realized gains/(losses) from investment transactions ..... 17,338 2,559 119,253 64,888 91,937 30,079
Change in unrealized appreciation/(depreciation) on
investments ................................................. 96,044 74,786 20,807 83,260 192,798 57,870
Change in net assets resulting from operations .................. 129,766 92,580 170,593 171,322 300,421 103,030
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (19,494) (16,216) (130,791) (41,108) (42,199) (21,926)
Change in net assets resulting from distributions ................ (19,494) (16,216) (130,791) (41,108) (42,199) (21,926)
Capital Transactions:
Proceeds from shares issued .................................. $ 1,395 $ 8,337 $ 223,039 $ 104,126 $ 43,954 $ 38,155
Proceeds from reinvestment of dividends ..................... 4,541 6,764 120,924 36,499 28,615 18,208
Cost of shares redeemed ...................................... (28,233) (32,727) (151,485) (182,420) (225,256) (93,641)
Change in net assets from shares of beneficial interest ....... $ (22,297) $ (17,626) $ 192,478 $ (41,795) $ (152,687) $ (37,278)
Change in net assets .............................................. 87,975 58,738 232,280 88,419 105,535 43,826
Net Assets:
Beginning of period ........................................... 626,128 567,390 1,030,441 942,022 754,687 710,861
End of period .................................................. $ 714,103 $ 626,128 $ 1,262,721 $ 1,030,441 $ 860,222 $ 754,687
Share Transactions:
Issued .......................................................... 89 641 18,177 9,474 1,867 2,051
Reinvested ..................................................... 270 519 10,495 3,490 1,297 1,010
Redeemed ..................................................... (1,765) (2,463) (12,336) (16,530) (9,250) (4,956)
Change in Shares .............................................. (1,406) (1,303) 16,336 (3,566) (6,086) (1,895)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 35,067 $ 3,304 $ 6,174 $ 7,586
Net realized gains/(losses) from investment transactions ...................................... (6,801) (185) 3,638 4,060
Change in unrealized appreciation/(depreciation) on investments ............................. (18,406) 2,137 375 (353)
Change in net assets resulting from operations ................................................... 9,860 5,256 10,187 11,293
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (32,988) (3,319) (5,420) (4,477)
Tax return of capital ......................................................................... — — — (200)
Change in net assets resulting from distributions ................................................. (32,988) (3,319) (5,420) (4,677)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 319,617 $ 21,566 $ 15,190 $ 19,035
Proceeds from merger (Note 11) ............................................................... 1,773,603 — —
Proceeds from reinvestment of dividends ...................................................... 26,408 3,141 5,182 4,549
Cost of shares redeemed ....................................................................... (84,453) (10,376) (20,694) (35,736)
Change in net assets from shares of beneficial interest ........................................ $ 2,035,175 $ 14,331 $ (322) $ (12,152)
Change in net assets ............................................................................... 2,012,047 16,268 4,445 (5,536)
Net Assets:
Beginning of period ............................................................................ 98,703 82,435 201,656 207,192
End of period ................................................................................... $ 2,110,750 $ 98,703 $ 206,101 $ 201,656
Share Transactions:
Issued ........................................................................................... 7,391(a) 503(a) 2,007 2,587
Issued from merger (Note 11) .................................................................. 40,818 — —
Reinvested ...................................................................................... 612(a) 73(a) 689 619
Redeemed ...................................................................................... (1,947)( a) (243)( a) (2,715) (4,884)
Change in Shares ............................................................................... 46,874 (a) 333 (a) (19) (1,678)
(a) Share amounts have been adjusted to reflect a 1-for-5 reverse stock split effective after the close of trading on October 10, 2025. (Note 8)

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term Municipal
Bond Portfolio
The Intermediate Term
Municipal Bond Portfolio
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
For the Year
Ended
June 30,
2026
For the Year
Ended
June 30,
2025
Operations:
Net investment income ......................................................................... $ 1,769 $ 1,778 $ 17,229 $ 14,659
Net realized gains/(losses) from investment transactions ...................................... (243) (55) (428) (186)
Change in unrealized appreciation/(depreciation) on investments ............................. 395 484 16,700 (2,535)
Change in net assets resulting from operations ................................................... 1,921 2,207 33,501 11,938
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (1,761) (1,785) (17,375) (14,808)
Tax return of capital ......................................................................... — — (108) —
Change in net assets resulting from distributions ................................................. (1,761) (1,785) (17,483) (14,808)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 14,963 $ 11,586 $ 63,220 $ 101,183
Proceeds from reinvestment of dividends ...................................................... 1,403 1,542 11,849 12,060
Cost of shares redeemed ....................................................................... (21,943) (8,999) (74,304) (55,277)
Change in net assets from shares of beneficial interest ........................................ $ (5,577) $ 4,129 $ 765 $ 57,966
Change in net assets ............................................................................... (5,417) 4,551 16,783 55,096
Net Assets:
Beginning of period ............................................................................ 70,185 65,634 550,096 495,000
End of period ................................................................................... $ 64,768 $ 70,185 $ 566,879 $ 550,096
Share Transactions:
Issued ........................................................................................... 1,543 1,203 6,367 10,399
Reinvested ...................................................................................... 145 160 1,199 1,238
Redeemed ...................................................................................... (2,267) (936) (7,542) (5,668)
Change in Shares ............................................................................... (579) 427 24 5,969

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
178
See accompanying notes to financial statements.
*
The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)
Per share amounts are based on average shares outstanding.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The U.S. Equity Portfolio
Year Ended June 30, 2026 ............
$40.41 $0.44 $7.83 $8.27 $(0.44) $— $(0.44) $48.24 20.58% 0.15% 0.15% 1.00% $2,092,812 8%
Year Ended June 30, 2025 ............
36.03 0.44 4.54 4.98 (0.43) (0.17) (0.60) 40.41 13.95% 0.17% 0.17% 1.15% 1,861,978 5%
Year Ended June 30, 2024 ............
29.18 0.31 7.28 7.59 (0.31) (0.43) (0.74) 36.03 26.35% 0.24% 0.23% 1.54% 1,781,553 13%
Year Ended June 30, 2023 ............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21.14% 0.27% 0.27% 1.13% 806,580 11%
Year Ended June 30, 2022 ............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 (16.30)% 0.27% 0.27% 0.85% 706,876 12%
The Institutional U.S. Equity Portfolio
Year Ended June 30, 2026 ............
$16.95 $0.29 $2.54 $2.83 $(0.25) $(2.52) $(2.77) $17.01 18.39% 0.14% 0.14% 1.76% $3,168,419 42%
Year Ended June 30, 2025 ............
17.87 0.25 2.39 2.64 (0.18) (3.38) (3.56) 16.95 16.51% 0.20% 0.20% 1.50% 2,732,958 62%
Year Ended June 30, 2024 ............
16.46 0.25 3.17 3.42 (0.23) (1.78) (2.01) 17.87 22.40% 0.25% 0.23% 1.49% 2,532,408 78%
Year Ended June 30, 2023 ............
14.93 0.27 2.22 2.49 (0.26) (0.70) (0.96) 16.46 17.61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ............
22.87 0.15 (2.54) (2.39) (0.16) (5.39) (5.55) 14.93 (15.30)% 0.28% 0.28% 0.77% 2,252,240 43%

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The ESG Growth Portfolio
Year Ended June 30, 2026 ............
$17.90 $0.23 $3.34 $3.57 $(0.27) $(3.43) $(3.70) $17.77 22.25% 0.28% 0.28% 1.32% $124,259 6%
Year Ended June 30, 2025 ............
15.71 0.23 2.25 2.48 (0.29) —(b) (0.29) 17.90 15.95% 0.24% 0.24% 1.39% 112,902 4%
Year Ended June 30, 2024 ............
13.50 0.23 2.36 2.59 (0.23) (0.15) (0.38) 15.71 19.41% 0.28% 0.27% 1.61% 192,581 5%
Year Ended June 30, 2023 ............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15.91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 (14.80)% 0.39% 0.39% 1.36% 143,660 10%
The Catholic SRI Growth Portfolio
Year Ended June 30, 2026 ............
$14.73 $0.19 $2.91 $3.10 $(0.20) $(0.01) $(0.21) $17.62 21.16% 0.30% 0.29% 1.21% $80,957 40%
Year Ended June 30, 2025 ............
12.66 0.19 2.06 2.25 (0.18) — (0.18) 14.73 17.91% 0.41% 0.31% 1.40% 65,851 17%
Year Ended June 30, 2024 ............
10.65 0.17 2.02 2.19 (0.18) — (0.18) 12.66 20.69% 0.48% 0.31% 1.53% 35,291 11%
Year Ended June 30, 2023 ............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20.07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 (16.17)% 0.56% 0.31% 1.56% 22,525 25%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capital
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The International Equity Portfolio
Year Ended June 30, 2026 ......
$14.60 $0.39 $2.69 $3.08 $(0.47) $— $— $(0.47) $17.21 21.19% 0.17% 0.17% 2.43% $714,103 13%
Year Ended June 30, 2025 ......
12.84 0.35 1.79 2.14 (0.38) — — (0.38) 14.60 16.88% 0.23% 0.23% 2.63% 626,128 11%
Year Ended June 30, 2024 ......
11.84 0.34 1.03 1.37 (0.37) — — (0.37) 12.84 11.69% 0.26% 0.25% 2.76% 567,390 20%
Year Ended June 30, 2023 ......
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19.01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ......
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 (15.85)% 0.26% 0.26% 3.20% 536,208 19%
The Institutional International Equity Portfolio
Year Ended June 30, 2026 ......
$12.13 $0.32 $1.51 $1.83 $(0.75) $(0.75) $— $(1.50) $12.46 16.02% 0.23% 0.23% 2.62% $1,262,721 54%
Year Ended June 30, 2025 ......
10.64 0.27 1.71 1.98 (0.46) (0.03) — (0.49) 12.13 19.40% 0.31% 0.31% 2.45% 1,030,441 45%
Year Ended June 30, 2024 ......
9.82 0.30 0.78 1.08 (0.26) — — (0.26) 10.64 11.02% 0.33% 0.32% 2.93% 942,022 21%
Year Ended June 30, 2023 ......
8.52 0.23 1.28 1.51 (0.13) —(b) (0.08) (0.21) 9.82 17.76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ......
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 (18.16)% 0.27% 0.27% 2.55% 796,399 23%
The Emerging Markets Portfolio
Year Ended June 30, 2026 ......
$20.67 $0.46 $8.33 $8.79 $(1.19) $— $— $(1.19) $28.27 44.13% 0.40% 0.40% 1.92% $860,222 14%
Year Ended June 30, 2025 ......
18.51 0.41 2.36 2.77 (0.61) — — (0.61) 20.67 15.45% 0.45% 0.45% 2.16% 754,687 49%
Year Ended June 30, 2024 ......
17.18 0.48 1.55 2.03 (0.70) — — (0.70) 18.51 12.19% 0.43% 0.41% 2.77% 710,861 25%
Year Ended June 30, 2023 ......
17.22(c) 0.47 (0.20) 0.27 (0.31) —(b) — (0.31) 17.18 1.63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ......
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(c) (23.87)% 0.52% 0.46% 1.96% 716,399 20%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.
(c) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capital
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Core Fixed Income Portfolio
Year Ended June 30, 2026(b) ....
$43.14 $1.66 $(0.38) $1.28 $(1.49) $— $— $(1.49) $42.93 3.00% 0.14% 0.14% 3.84% $2,110,750 23%(c)
Year Ended June 30, 2025(b) ....
42.17 1.55 0.97 2.52 (1.55) — — (1.55) 43.14 6.17% 0.30% 0.30% 3.65% 98,703 44%(c)
Year Ended June 30, 2024(b) ....
42.46 1.40 (0.29) 1.11 (1.40) — — (1.40) 42.17 2.68% 0.34% 0.32% 3.41% 82,435 45%(c)
Year Ended June 30, 2023(b) ....
44.10 1.40 (1.64) (0.24) (1.40) — — (1.40) 42.46 (0.51)% 0.40% 0.40% 3.27% 71,519 45%(c)
Year Ended June 30, 2022(b) ....
51.33 0.90 (6.73) (5.83) (0.95) (0.45) — (1.40) 44.10 (11.58)% 0.36% 0.36% 1.87% 57,494 33%(c)
The Corporate Opportunities Portfolio
Year Ended June 30, 2026 ......
$7.47 $0.22 $0.15 $0.37 $(0.20) $— $— $(0.20) $7.64 4.97% 0.25% 0.25% 2.95% $206,101 17%
Year Ended June 30, 2025 ......
7.23 0.27 0.14 0.41 (0.16) — (0.01) (0.17) 7.47 5.67% 0.26% 0.26% 3.67% 201,656 145%
Year Ended June 30, 2024 ......
6.84 0.41 0.43 0.84 (0.45) — — (0.45) 7.23 12.56% 0.29% 0.28% 5.92% 207,192 48%
Year Ended June 30, 2023 ......
6.67 0.30 0.16 0.46 (0.29) — — (0.29) 6.84 7.16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ......
8.07 0.02 (0.58) (0.56) (0.02) (0.82) — (0.84) 6.67 (8.03)% 0.21% 0.21% 0.27% 259,087 44%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Per share amounts reflect a 1-for-5 reverse stock split effective after the close of trading on October 10, 2025. (Note 8)
(c) Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
Change in Net Assets
Resulting From Operations: Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capital
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Short-Term Municipal Bond Portfolio
Year Ended June 30, 2026 ....... $9.62 $0.25 $0.03 $0.28 $(0.25) $— $— $(0.25) $9.65 2.93% 0.30% 0.30% 2.59% $64,768 34%
Year Ended June 30, 2025 ....... 9.56 0.25 0.06 0.31 (0.25) — — (0.25) 9.62 3.27% 0.27% 0.27% 2.59% 70,185 19%
Year Ended June 30, 2024 ....... 9.55 0.20 0.01 0.21 (0.20) — — (0.20) 9.56 2.24% 0.32% 0.30% 2.13% 65,634 34%
Year Ended June 30, 2023 ....... 9.60 0.15 (0.04) 0.11 (0.16) — — (0.16) 9.55 1.19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ....... 10.01 0.08 (0.41) (0.33) (0.08) — — (0.08) 9.60 (3.27)% 0.28% 0.28% 0.82% 140,020 32%
The Intermediate Term Municipal Bond Portfolio
Year Ended June 30, 2026 ....... $9.66 $0.31 $0.29 $0.60 $(0.31) $— $—(b) $(0.31) $9.95 6.29% 0.25% 0.25% 3.10% $566,879 19%
Year Ended June 30, 2025 ....... 9.71 0.28 (0.05) 0.23 (0.28) — — (0.28) 9.66 2.39% 0.27% 0.27% 2.86% 550,096 29%
Year Ended June 30, 2024 ....... 9.66 0.24 0.05 0.29 (0.24) — — (0.24) 9.71 3.01% 0.30% 0.29% 2.49% 495,000 33%
Year Ended June 30, 2023 ....... 9.63 0.19 0.02 0.21 (0.18) — — (0.18) 9.66 2.20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ....... 10.42 0.16 (0.77) (0.61) (0.16) (0.02) — (0.18) 9.63 (5.98)% 0.31% 0.31% 1.56% 371,098 7%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2026

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2026, the Trust offered eleven separate investment portfolios: The U.S. Equity
Portfolio (“U.S. Equity Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The ESG Growth
Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International
Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International
Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed
Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The Short-Term Municipal
Bond Portfolio (“Short-Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate
Municipal Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle
& Co., LLC.
As of June 30, 2026 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities, and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolios’ securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy. Securities for which market quotations are not readily available shall be valued in accordance with procedures adopted by the Board, utilizing unobservable inputs which may include applying a discount to a range of limited transaction data are typically categorized as Level 3 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Assignments: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii)
the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity; and are typically categorized as Level 3 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange-
traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2026 (amounts
in thousands). The breakdown of investment categorization is disclosed in the Portfolio of Investments for each Portfolio.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Equity Portfolio
Common Stocks ............. $ 2,089,255 $ 4 $ —
1
$ 2,089,259
Contingent Rights ............ 60 1 — 61
Investment Companies ........ 2,434 — — 2,434
Total Investment Securities ... $ 2,091,749 $ 5 $ — $ 2,091,754
a – a – a – a – a – a – a –
– – – – – – –
– – – – – – –
Institutional U.S. Portfolio
Common Stocks ............. $ 2,199,176 $ — $ —
1
$ 2,199,176
Contingent Rights ............ — — —
1
—
Investment Companies ........ 892,184 — — 892,184
Total Investment Securities ... $ 3,091,360 $ — $ — $ 3,091,360
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ 17,404 $ — $ — $ 17,404
Credit Default Swap ........ — (23,801) — (23,801)
Written Options ............ (329) — — (329)
Total Investments .......... $ 3,108,435 $ (23,801) $ — $ 3,084,634
a – – a – – a – – a –
– – – – – – –
ESG Growth Portfolio
Common Stocks ............. $ 93,845 $ 29,956 $ —
1
$ 123,801
Preferred Stocks ............. — 32 — 32
Right ...................... 1 — — 1
Warrant .................... — — —
1
—
Investment Companies ........ 197 — — 197
Total Investment Securities ... $ 94,043 $ 29,988 $ — $ 124,031
a – – a – – a – – a –
– – – – – – –
– – – – – – –
Catholic SRI Growth Portfolio
Common Stocks ............. $ 62,694 $ 18,135 $ —
1
$ 80,829
Preferred Stocks ............. — 45 — 45
Right ...................... — — — —
Warrant .................... — — —
1
—
Investment Companies ........ 39 — — 39

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Catholic SRI Growth Portfolio
(continued)
Total Investment Securities ... $ 62,733 $ 18,180 $ — $ 80,913
a – a – a – a – a – a – a –
– – – – – – –
– – – – – – –
International Portfolio
Common Stocks ............. $ 93,200 $ 587,299 $ —
1
$ 680,499
Right ...................... 10 — — 10
Warrant .................... — — —
1
—
Investment Companies ........ 26,680 — — 26,680
Total Investment Securities ... $ 119,890 $ 587,299 $ — $ 707,189
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 47 $ — $ — $ 47
Total Investments .......... $ 119,937 $ 587,299 $ — $ 707,236
a – – a – – a – – a –
– – – – – – –
Institutional International
Portfolio
Common Stocks ............. $ 75,592 $ 487,588 $ —
1
$ 563,180
Preferred Stocks ............. — 1,147 — 1,147
Right ...................... 6 — — 6
Investment Companies ........ 507,187 164,548 — 671,735
Total Investment Securities ... $ 582,785 $ 653,283 $ — $ 1,236,068
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 2,27 5 $ — $ — $ 2,27 5
Credit Default Swap ........ — (7,934) — (7,934)
Total Investments .......... $ 585,0 60 $ 645,349 $ — $ 1,230,40 9
a – – a – – a – – a –
– – – – – – –
Emerging Markets Portfolio
Common Stocks ............. $ 47,65 2 $ 514,670 $ 18,49 1 $ 580,813
Investment Companies ........ 210,368 66,626 —
1
276,994
Total Investment Securities ... $ 258,02 0 $ 581,296 $ 18,49 1 $ 857,807
a – – a – – a – – a –
Other Financial Instruments
2
Future .................... $ 113 $ — $ — $ 113
Total Investments .......... $ 258,13 3 $ 581,296 $ 18,49 1 $ 857,920
a – – a – – a – – a –
– – – – – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Amounts designated as “—” are $0 or have been rounded to $0.
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 3,490 $ — $ 3,490
Collateralized Mortgage-Backed
Securities ................. — 12,939 — 12,939
U.S. Government Agency
Mortgages ................ — 214,217 — 214,217
U.S. Government Agency
Securities ................. — 9,346 — 9,346
Corporate Bonds ............. — 267,9 77 — 267,9 77
U.S. Treasury Obligations ...... — 789,898 — 789,898
Yankee Dollars .............. — 20,847 — 20,847
Investment Companies ........ 802,678 — — 802,678
Purchased Options on Futures .. 150 — — 150
Total Investment Securities ... $ 802,828 $ 1,318,7 14 $ — $ 2,121,54 2
a – a – a – a – a – a – a –
Other Financial Instruments
2
Futures ................... $ 3,16 4 $ — $ — $ 3,16 4
Written Options ............ (342) — — (342)
Total Investments .......... $ 805, 6 50 $ 1,318,7 14 $ — $ 2,124, 3 6 4
4 a – – a – – a – – a –
– – – – – – –
Corporate Opportunities
Portfolio
Common Stocks ............. $ 595 $ 1,019 $ —
1
$ 1,614
Investment Companies ........ 183,206 14,810 — 198,016
Total Investment Securities ... $ 183,801 $ 15,829 $ — $ 199,630
a – – a – – a – – a –
Other Financial Instruments
2
Futures ................... $ 1,475 $ — $ — $ 1,475
Credit Default Swap ........ — (6,030) — (6,030)
Total Investments .......... $ 185,276 $ 9,799 $ — $ 195,075
a – – a – – a – – a –
– – – – – – –
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — $ 63,100 $ — $ 63,100
Investment Company ......... 2,377 — — 2,377
Total Investment Securities ... $ 2,377 $ 63,100 $ — $ 65,477
a – – a – – a – – a –
– – – – – – –
– – – – – – –
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 478,932 $ — $ 478,932
Investment Companies ........ 79,698 — — 79,698
Total Investment Securities ... $ 79,698 $ 478,932 $ — $ 558,630
a – – a – – a – – a –
– – – – – – –
– – – – – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
The following table reflects quantitative information as of June 30, 2026 , with respect to the securities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3):
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities’ transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary, once the issuers provide information about the actual composition of the distributions.
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of June 30, 2026 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
Portfolio Asset Group
Balance as
of June 30,
2025
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer
out of
Level 3
Balance as
of June 30,
2026
Emerging Markets
Portfolio ...........
Common
Stock $ 11,187 $ — $ 7,304 $ — $ — $ — $ — $ — $ 18,491
Portfolio Asset Group
Value as of June
30, 2026
Valuation
Technique
Unobservable Input
Description
1
Unobservable
Input
Emerging Markets Portfolio ........... Common Stock $ 18,491 Market Approach Illiquidity Discount 30%
1 In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. Significant increases (decreases) in any of those inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. An increase to the input used for the illiquidity discount would result in a decrease to fair value and a decrease would have the opposite effect.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted security held by International Portfolio as of June 30, 2026 is identified below (amounts in thousands).
(a) Acquisition date represents the initial purchase date of the security.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, Short-Term Municipal
Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The U.S. Equity Portfolio, Institutional U.S. Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio
and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis.
The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements is monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees,
Security Acquisition Date
(a)
Acquisition Cost
Shares or
Principal Amount Value
Percentage of
Net Assets
Medacta Group SA ............................................... 5/26/20 $ 446 8 $ 1,419 0.2%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2026 (amounts
in thousands).
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Equity Risk Exposure:
Institutional U.S. Portfolio .................................................. $ 17,759 $ –
International Portfolio ...................................................... 47 –
Institutional International Portfolio ........................................... 2,2 7 5 –
Emerging Markets Portfolio ................................................. 1 13 –
Corporate Opportunities Portfolio ............................................ 782 –
Interest Rate Exposure:
Core Fixed Income Portfolio ................................................ 3,19 5 150
Corporate Opportunities Portfolio ............................................ 693 –
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Swap
agreements,
at value*
Credit Risk Exposure:
Institutional U.S. Portfolio .................................... $ – $ – $ 23,801
Institutional International Portfolio ............................. – – 7,934

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Amounts designated as “—” are $0 or have been rounded to $0.
The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ended
June 30, 2026 (amounts in thousands):
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Swap
agreements,
at value*
Credit Risk Exposure: (continued)
Corporate Opportunities Portfolio .............................. $ – $ – $ 6,030
Currency Risk Exposure:
Institutional U.S. Portfolio .................................... 355 329 –
Interest Rate Exposure:
Core Fixed Income Portfolio .................................. 31 342 –
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin. Centrally cleared swaps are reported at value, which includes movements of variation margin. The Statements of Assets and Liabilities only reflect the current day variation margin.
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
Net realized
gains/(losses)
from
written options
Net realized
gains/(losses)
from purchased
options*
Net realized
gains/(losses)
from swaps
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (13,779)
Institutional International Portfolio .............. – – – (4,593)
Corporate Opportunities Portfolio ............... – – – (3,491)
Currency Risk Exposure
:
Institutional U.S. Portfolio ..................... (2,239) 757 (1,239) –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 72,491 13 (39) –
ESG Growth Portfolio ........................ 198 – – –
International Portfolio ......................... 695 – – –
Institutional International Portfolio .............. 33,925 – – –
Emerging Markets Portfolio .................... 7,721 – – –
Corporate Opportunities Portfolio ............... 2,189 – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... (6,802) 1,291 (545) –
Corporate Opportunities Portfolio ............... (947) – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of June 30, 2026 , the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at June
30, 2026 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in
“Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities.
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
(depreciation)
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Credit Risk Exposure:
Institutional U.S. Portfolio ..................... $ – $ – $ – $ (5,133)
Institutional International Portfolio .............. – – – (1,711)
Corporate Opportunities Portfolio ............... – – – (1,300)
Currency Risk Exposure:
Institutional U.S. Portfolio ..................... (357) (418) 234 –
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... 7,525 – – –
ESG Growth Portfolio ........................ (50) – – –
International Portfolio ......................... (17) – – –
Institutional International Portfolio .............. 1,117 – – –
Emerging Markets Portfolio .................... (445) – – –
Corporate Opportunities Portfolio ............... 782 – – –
Interest Rate Risk Exposure:
Core Fixed Income Portfolio ................... 2,863 208 47 –
Corporate Opportunities Portfolio ............... (1,224) – – –
* Options purchased activity is included within the investment in securities line items on the Statements of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at June 30, 2026 , and the month-end average notional amount for the year ended June 30, 2026 are detailed in the table below:
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments in securities, at value” on the Statements of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the
Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the
Statements of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statements of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 667,914 $ — $ 512,340 $ —
ESG Growth Portfolio ........................ — — 865 —
International Portfolio ......................... 5,190 — 4,820 —
Institutional International Portfolio .............. 254,298 — 234,500 —
Emerging Markets Portfolio .................... 19,242 — 2 8 , 927 —
Core Fixed Income Portfolio ................... 272,195 — 1 22 , 765 —
Corporate Opportunities Portfolio ............... 15 2,540 — 132, 362 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
The notional value of purchased and written options outstanding at June 30, 2026 and the month-end average notional amount for the year ended June 30, 2026 are detailed in the table below:
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of the "Change in unrealized appreciation/(depreciation) on swaps" on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as “Variation margin receivable on derivatives” or “Variation margin payable on derivatives” on the Statements of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “Change in unrealized appreciation/(depreciation) on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “Net realized gains/(losses) from swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
Credit Default Swaps: Certain of the Portfolios may enter into credit default swap agreements.  The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection
Purchased Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ — $ 40,828
Core Fixed Income Portfolio ................................................ 17,000 18,017
Written Options Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 23,375 $ 54,563
Core Fixed Income Portfolio ................................................ 55,200 4 9,296

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
“buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred.
If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction.
If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The notional value of the swap agreements outstanding at June 30,
2026 and the month-end average notional amount for the year ended June 30, 2026 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master
Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at
June 30, 2026 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. Treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
Credit Default Swaps Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 294,030 $ 298,005
Institutional International Portfolio ........................................... 98,010 99,335
Corporate Opportunities Portfolio ............................................ 74,488 75,495

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at June 30, 2026 (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0
Securities lending transactions as of June 30, 2026 (amounts in thousands):
** Represents collateral received from prior securities lending activity
M. Redemption Liquidity Services. Certain of the Portfolios may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 10 days)
or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Portfolio pays a fee to ReFlow each time ReFlow purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate (which is subject to change) is 0.14% of the value of the participating Portfolio shares purchased by ReFlow although the participating Portfolio may submit a bid at a higher fee rate if it determines that doing so is in the best interest of shareholders. ReFlow’s purchases of participating Portfolio shares through the liquidity program are made on an investment-blind basis without regard to the participating Portfolio’s objective, policies or anticipated performance.
In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a participating Portfolio. ReFlow will periodically redeem its entire share position in a participating Portfolio and
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
U.S. Equity Portfolio ....................................... $ 7 $ 7 $ —
Institutional U.S. Portfolio ................................... 140 140 —
ESG Growth Portfolio ...................................... 23 23 —
Catholic SRI Growth Portfolio ................................ 10 10 —
Institutional International Portfolio ............................ 3,667 2,220 1,447
Emerging Markets Portfolio .................................. 1,625 87 1,538
Core Fixed Income Portfolio ................................. 1,130 1,130 —
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts in thousands) $1,617 and $1,671 for Institutional International Portfolio and Emerging Markets Portfolio, respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
U.S. Equity Portfolio ...................................................... $ 7 $ 7
Institutional U.S. Portfolio .................................................. 153 153
ESG Growth Portfolio ..................................................... 25 25
Catholic SRI Growth Portfolio ............................................... 10 10
Institutional International Portfolio ........................................... 2,220 2,220
Emerging Markets Portfolio ................................................. 87 87
Core Fixed Income Portfolio ................................................ 1,173 1,173
Corporate Opportunities Portfolio ............................................ 1,177 ** 1,177

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
request that such redemption be met in kind in accordance with the Portfolio’s redemption-in-kind policies. The fees for these services are disclosed as “Redemption liquidity services fees” on the Statements of Operations.
N. Recent Accounting Pronouncements. The Portfolios adopted Accounting Standards Update 2023-09, Income Taxes
(Topic 740) — Improvements to Income Tax Disclosures during the period. The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Portfolios did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
For the year ended June 30, 2026 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as
“Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist
Managers in determining amounts earned, except as footnoted.
U.S. Equity Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ ─ 0.04% (a)(b)
Mellon Investments Corporation (Factor Strategy) ─ 0.065% (a)(b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 8 3.31% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 1,513 0.08% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ 0.00% (a)(f)
Total $ 1,521 0.08%
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) $ 236 0.04% (b)
Mellon Investments Corporation (Factor Strategy) 463 0.065% (b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 366 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 223 0.05% (d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 66 0.20% (f)
RhumbLine Advisors LP 197 0.04%
Wellington Management Company, LLP 760 0.70% (g)
Total $ 2,311 0.08%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 118 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 11 1.10% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Total $ 129 0.11%
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 79 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ 0.05% (a)(c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Total $ 79 0.10%
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 0.49% (a)(h)
Mellon Investments Corporation (Developed Index Strategy) ─ 0.05% (a)(i)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(i)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 38 0.08% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 482 0.08% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ 0.00% (a)(f)
Total $ 520 0.08%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 1,077 0.49% (h)
Mellon Investments Corporation (Developed Index Strategy) 143 0.05% (i)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(i)
Mellon Investments Corporation (Developed Factor Strategy) 154 0.075% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 149 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 106 0.05% (d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 66 0.67% (f)
Total $ 1,695 0.15%
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 1,013 0.99% (j)
Mellon Investments Corporation (Emerging Markets Strategy) 683 0.13% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 56 0.07% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) 65 0.06% (d)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) ─ 0.08% (a)(e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ 0.00% (a)(f)
Total $ 1,817 0.22%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 100 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 266 0.06%
Mellon Investments Corporation (Corporate Strategy) ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 53 0.02% (k)
Parametric Portfolio Associates, LLC (Cash Overlay Seattle) 11 0.09%
Total $ 430 0.05%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Amounts designated as “—” are $0 or have been rounded to $0.
(a) Specialist Manager/strategy approved by the Board to which no assets were allocated during the year ended June 30, 2026 .
(b) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments
Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to
$2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio
Manager seeks to implement a strategy developed by Hirtle & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the U.S. Equity Portfolio, Institutional U.S. Portfolio, International
Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.
(c) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley
Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined
Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One-twelfth of the flat fee
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 108 0.45%
Mellon Investments Corporation ─ 0.25% (a)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 115 0.06% (c)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(d)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 66 0.89% (f)
Total $ 289 0.14%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 85 0.125%
Total $ 85 0.125%
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 55 0.125%
City of London Investment Management Company, Limited 312 0.45%
Insight North America, LLC 583 0.13% (l)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ 0.00% (a)(k)
Total $ 950 0.17%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity
Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its
Liquidity Strategy.
(d) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(e) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the
Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07%
of the Combined Tax-Managed Custom Strategy Assets over $1 billion.
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.
(f) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(g) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of
0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(h) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International
Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(i) For its services to the International Portfolio, the Institutional International Portfolio, and the Emerging Markets Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the U.S. Equity Portfolio, Institutional U.S. Portfolio, International Portfolio,
Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (collectively the “Trust Portfolios”) managed by the Mellon; and
(ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(j) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the
Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(k) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(l) Effective January 1, 2026, Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.15% for the first $500 million of the Combined Assets (as defined below); and 0.10% of the next $500 of Combined Assets; and 0.08% of Combined
Assets exceeding $1 billion. Prior to January 1, 2026, Insight received a fee that was calculated daily and payable quarterly, at an annual rate of 0.25%
for the first $100 million of the Combined Assets; and 0.15% of the Combined Assets exceeding $1 billion.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the
Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.
The Adviser continuously monitors the performance of various investment management organizations, including the
Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-
manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the year the Adviser voluntarily waived fees or reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser” on the Statements of Operations.
Such amounts are not recoupable in subsequent years .
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following
Foreside Financial Group, LLC’s acquisition of Alaric. Through June 30, 2026, the Trust paid an annual fee of $164 for such services (amount in thousands).
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the year ended June 30, 2026 were as follows (amounts in thousands). Any realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses) from in kind redemptions.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended June
30, 2026 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. Each portfolio has qualified and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it
(but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
U.S. Equity Portfolio ........................ $ 176,924 $ 166,757 $ – $ 124,915
Institutional U.S. Portfolio .................... 1,074,779 1,376,250 – –
ESG Growth Portfolio ....................... 7,116 16,383 – –
Catholic SRI Growth Portfolio ................. 33,413 31,572 – –
International Portfolio ........................ 87,205 113,960 – –
Institutional International Portfolio ............. 504,393 545,579 – –
Emerging Markets Portfolio ................... 109,228 279,402 – –
Core Fixed Income Portfolio .................. 198,571 81,773 – –
Corporate Opportunities Portfolio .............. 13,198 47,276 – –
Short-Term Municipal Portfolio ................ 21,371 25,583 – –
Intermediate Municipal Portfolio ............... 115,504 102,450 – –
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 479,804 $ 120,919
Short-Term Municipal Portfolio .............................................. 1,378 1,366

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
A. As of June 30, 2026, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) were as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions
The tax characteristics of distributions paid during the fiscal years ended June 30, 202 6 and June 30, 2025, were as follows
(amounts in thousands):
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Unrealized
Appreciation/
(Depreciation)
U.S. Equity Portfolio ......................... $ 540,672 $ 1,55 4,113 $ (3,031) $ 1,551,082
Institutional U.S. Portfolio ..................... 2,136,724 1,0 42,943 (88,307) 954,636
ESG Growth Portfolio ........................ 52, 513 7 4,6 66 (3, 148 ) 71, 518
Catholic SRI Growth Portfolio .................. 45,884 36,9 28 (1,8 9 9 ) 35,029
International Portfolio ......................... 291, 266 4 27,8 32 (11,9 09 ) 415,923
Institutional International Portfolio .............. 1,0 40,884 28 6 , 051 (9 0 , 867 ) 195,184
Emerging Markets Portfolio .................... 53 8,206 4 09 , 393 (89,792) 319,601
Core Fixed Income Portfolio ................... 2,172,740 6,775 ( 58 , 123 ) (51,348)
Corporate Opportunities Portfolio ............... 200,226 3,602 ( 4 ,1 97 ) (595)
Short-Term Municipal Portfolio ................. 65,193 357 (73) 284
Intermediate Municipal Portfolio ................ 552,408 9, 604 (3, 381 ) 6,223
Distributions Paid From:
Year Ended June 30, 2026
Ordinary
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................ $ 19,425 $ — $ 19,425 $ — $ — $ 19,425
Institutional U.S. Portfolio ............ 156,172 300,63 5 456,80 7 — — 456,80 7
ESG Growth Portfolio ............... 2,214 21,06 4 23,27 8 — — 23,27 8
Catholic SRI Growth Portfolio ......... 1,009 24 1,033 — — 1,033
International Portfolio ............... 19,494 — 19,494 — — 19,494
Institutional International Portfolio ...... 74,769 56,022 130,791 — — 130,791
Emerging Markets Portfolio ........... 42,199 — 42,199 — — 42,199
Core Fixed Income Portfolio ........... 32,988 — 32,988 — — 32,988
Corporate Opportunities Portfolio ....... 5,420 — 5,420 — — 5,420
Short-Term Municipal Portfolio ......... 59 — 59 1,702 — 1,761
Intermediate Municipal Portfolio ........ 64 — 64 17,311 108 17,483

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
Amounts designated as “—” are $0 or have been rounded to $0
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
C. Components of Accumulated Earnings
As of the year ended June 30, 2026 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Amounts designated as “—“ are $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
(a) Includes $57,476, $427,496, and $33,538 of straddle losses which were deferred for the U.S. Equity Portfolio, Institutional U.S. Portfolio, and
International Portfolio, respectively (amounts in thousands).
Distributions Paid From:
Year Ended June 30, 2025
Ordinary
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................ $ 20,666 $ 8,281 $ 28,947 $ — $ — $ 28,947
Institutional U.S. Portfolio ............ 159,798 322,151 481,949 — — 481,949
ESG Growth Portfolio ............... 2,604 16 2,620 — — 2,620
Catholic SRI Growth Portfolio ......... 606 — 606 — — 606
International Portfolio ............... 16,216 — 16,216 — — 16,216
Institutional International Portfolio ...... 41,108 — 41,108 — — 41,108
Emerging Markets Portfolio ........... 21,926 — 21,926 — — 21,926
Core Fixed Income Portfolio ........... 3,319 — 3,319 — — 3,319
Corporate Opportunities Portfolio ....... 4,477 — 4,477 — 200 4,677
Short-Term Municipal Portfolio ......... 65 — 65 1,720 — 1,785
Intermediate Municipal Portfolio ........ 50 — 50 14,758 — 14,808
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
U.S. Equity Portfolio ...... $ 1,029 $ — $ 1,029 $ — $ (5,944)
(a)
$ 1,551,082 $ 1,546,16 7
Institutional U.S. Portfolio .. 49,777 193,403 243,180 — (8,760)
(a)
954,637 1,189,057
ESG Growth Portfolio ..... 382 5,822 6,204 — — 71,52 1 77,72 5
Catholic SRI Growth Portfolio 169 — 169 — (376) 35,029 34,822
International Portfolio ..... — — — — (31,625)
(a)
416,380 384,755
Institutional International
Portfolio ............. 48,739 47,611 96,350 — — 195,324 291,674
Emerging Markets Portfolio . 14,540 9,310 23,850 — — 314,378 338,228
Core Fixed Income Portfolio . 2,116 — 2,116 — (86,225) (51,348) (135,457)
Corporate Opportunities
Portfolio ............. — — — — (1,017) (596) (1,613)
Short-Term Municipal
Portfolio ............. 43 — 43 — (4,865) 284 (4,538)
Intermediate Municipal
Portfolio ............. — — — — (12,925) 6,223 (6,702)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
D. Capital Loss Carryforwards
As of the year ended June 30, 2026 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolio had net deferred losses, which will be treated as arising on the first day of the fiscal year ended June 30, 202 7 (amounts in thousands):
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
Portfolio
Short-Term
Amount
Long-Term
Amount Total
U.S. Equity Portfolio ........................................ $ 5,944 $ — $ 5,944
(a)
Institutional U.S. Portfolio .................................... 2,721 6,039 8,760
International Portfolio ........................................ 31,596 — 31,596
Core Fixed Income Portfolio .................................. 21,080 65,145 86,225
(a)
Corporate Opportunities Portfolio .............................. — 409 409
Short-Term Municipal Portfolio ................................ 1,42 8 3,437 4,86 5
Intermediate Municipal Portfolio ............................... 1,03 4 11,891 12,925
(a)
Portfolio
Post-
October
Capital
Loss
Late
Year
Ordinary
Loss Total
Catholic SRI Growth Portfolio ................................. $ 376 $ — $ 376
International Portfolio ........................................ — 29 29
Corporate Opportunities Portfolio .............................. — 608 608

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
6. RISK CONSIDERATIONS.
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Swaps Risks — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly
Portfolio
Paid-in
Capital
Distributable
Earnings/
(Loss)
U.S. Equity Portfolio ...................................................... $ 110,721 $ (110,721)
ESG Growth Portfolio ..................................................... 26 (26)
Institutional International Portfolio ........................................... 1,416 (1,416)
Core Fixed Income Portfolio ................................................ 85,522 (85,522)
Intermediate Municipal Portfolio ............................................. (108) 108

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).
As of June 30, 2026 , the following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.
8. REVERSE STOCK SPLIT.
The Board authorized a 1-for-5 reverse stock split for the Core Fixed Income Portfolio effective on October 10, 2025.
The impact of the stock split was to decrease the number of shares outstanding by a factor of 5, while increasing the NAV per share by a factor of 5, resulting in no effect on the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse stock split.
9. CONCENTRATION OF INVESTMENTS.
As of June 30, 2026 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus
Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
U.S. Equity Portfolio .......................................................... 1 —
Institutional U.S. Portfolio ................................................. 1 —
ESG Growth Portfolio ........................................................ — 1
Catholic SRI Growth Portfolio .......................................... 2 1
Institutional International Portfolio .................................... 1 —
Core Fixed Income Portfolio ............................................. 1 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2026
10. SEGMENT REPORTING.
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements
to Reportable Segment Disclosures (“ASU 2023-07”), subject to the oversight and, when applicable, approval of the Board, the Treasurer of the Trust acts as the Portfolios’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation.  The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and each
Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team.  The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements.
11. BUSINESS COMBINATIONS.
Effective as of the close of business January 23, 2026, The Core Fixed Income Portfolio (“Acquiring Portfolio”) acquired all of the assets and liabilities of The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Government Fixed Income
Securities Portfolio, and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“Targeted Portfolios”), each a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated January 9, 2026 (the “Plan”).
The acquisition was accomplished by a tax-free exchange of 40,818,428 Shares of The Core Fixed Income Portfolio,
valued at $1,773,602,613 for 204,703,497 Shares of the Targeted Portfolios outstanding as of close of business, January 23,
2026.
Pursuant to the Plan, all of the assets and liabilities of the Targeted Portfolios were transferred to The Core Fixed Income
Portfolio. At the close of business January 23, 2026, the Targeted Portfolios investments had a fair value of $1,644,594,543 and identified cost of $1,664,478,444, representing unrealized depreciation of $19,883,901. For financial reporting purposes, assets received and shares issued by The Core Fixed Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Targeted Portfolios was carried forward to align ongoing reporting of The Core Fixed Income
Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fees and expenses of the reorganization were borne by The Targeted Portfolios and The Core Fixed Income Portfolio,
based upon relative net assets, as provided by the Plan.
The acquisition did not result in a material change to the Targeted Portfolios’ investment portfolio due to the investment restrictions of The Core Fixed Income Portfolio. Additionally, there are no material differences in accounting policies of the
Targeted Portfolios as compared to those of The Core Fixed Income Portfolio.
Assuming the reorganization had been completed on July 1, 2025, the beginning of the annual reporting period, the pro forma results of operations of the Acquiring Portfolio, post reorganization for the year ended June 30, 2026, are as follows
(amounts in thousands):
Net investment income (loss)
..............................................................
$ 73,525
Net realized/unrealized gains (losses)
.......................................................
(39,635)
Change in net assets resulting from operations
................................................
$ 33,890

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —June 30, 2026
Expenses related to reorganization were incurred by the Trust. The following are the expenses related to the reorganization paid from the Targeted Portfolios and Acquiring Portfolio:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Targeted Portfolios that have been included in The Core Fixed Income Portfolio's Statement of Operations since January 23, 2026. The Core Fixed
Income Portfolio did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio.
Accordingly, the acquisition of Targeted Portfolios did not affect The Core Fixed Income Portfolio's portfolio turnover ratio for the year ended June 30, 2026
12. SUBSEQUENT EVENTS.
Effective November 1, 2026, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio will change their names to The ESG Capital Growth Portfolio and The Catholic SRI Capital Growth Portfolio, respectively.
Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2026 .
Portfolio
Expenses
(000)
The Core Fixed Income Portfolio .................................................................................................................... $ 15
The U.S. Corporate Fixed Income Securities Portfolio .................................................................................... 28
The U.S. Government Fixed Income Securities Portfolio ................................................................................ 28
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .............................................................. 28

Grant Thornton LLP is a U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
211
Board of Trustees of the HC Capital Trust and Shareholders of
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
Opinion on the financial statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The U.S. Equity Portfolio, The Institutional U.S.
Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio,
The International Equity Portfolio, The Institutional International Equity Portfolio,
The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate
Opportunities Portfolio, The Short-Term Municipal Bond Portfolio, and The
Intermediate Term Municipal Bond Portfolio (collectively constituting HC Capital Trust, hereafter referred to as the “Portfolios”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolios as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements are the responsibility of the Portfolios’ management.
Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’
internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers, when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the HC
Capital Trust since 2021.
Chicago, Illinois
August 21, 2026

HC CAPITAL TRUST
Additional Information (Unaudited) — June 30, 2026

1. SHAREHOLDER VOTES
A special meeting of shareholders of the Portfolios was held on January 9, 2026. At the January 9, 2026 meeting, shareholders of the following Portfolios approved the following:
To approve a Plan of Reorganization (the “Plan”) among The U.S. Government Fixed Income Securities Portfolio, The
U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (each a "Target Portfolio") and The Core Fixed Income Portfolio (the "Acquiring Portfolio"). Plan provides (a) acquisition of all of the assets and assumption of all of the liabilities of each Target Portfolio by Acquiring Portfolio in exchange for shares of the
Acquiring Portfolio (b) distribution of such shares of Acquiring Portfolio (c) liquidation and termination of each Target Portfolio.
2. ADDITIONAL FEDERAL INCOME TAX INFORMATION
A. Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending June 30, 2026, qualify for the corporate dividend received deduction for the following Portfolios:
Portfolio
Record Date
Shares Shares Voted
% of Total
Shares For Proposal
% of Votes in
Favor
The U.S. Government
Fixed Income Securities
Portfolio
............
138,615,737 128,099,804 92.41% 128,099,804 100.00%
Portfolio
Record Date
Shares Shares Voted
% of Total
Shares For Proposal
% of Votes in
Favor
The U.S. Corporate Fixed
Income Securities
Portfolio
............
34,586,320 32,085,209 92.77% 32,085,209 100.00%
Portfolio
Record Date
Shares Shares Voted
% of Total
Shares For Proposal
% of Votes in
Favor
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
...
30,098,386 28,110,578 93.40% 28,110,5 7 8 100.00%
Portfolio
Dividends
Received
Deduction
U.S. Equity Portfolio ..................................................................... 99.97%
Institutional U.S. Portfolio ................................................................. 16.12%
ESG Growth Portfolio .................................................................... 45.44%
Catholic SRI Growth Portfolio .............................................................. 50.71%
Institutional International Portfolio .......................................................... 0.01%
Emerging Markets Portfolio ................................................................ 0.04%
Corporate Opportunities Portfolio ........................................................... 0.21%

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026
B. Qualified Dividends. For the fiscal year ending June 30, 2026, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%:
C. Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2026. These shareholders will receive more detailed information along with their 2026 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on
June 30, 2026, are as follows:
The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 202 6 Form 1099-DIV.
D. Qualified Interest Income. For the fiscal year ending June 30, 2026, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.
E. Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum
15% capital gains tax rate for individuals as follows:
Portfolio
Qualified
Dividends
Paid
U.S. Equity Portfolio ..................................................................... 100.00%
Institutional U.S. Portfolio ................................................................. 22.87%
ESG Growth Portfolio .................................................................... 89.73%
Catholic SRI Growth Portfolio .............................................................. 100.00%
International Portfolio ..................................................................... 96.46%
Institutional International Portfolio .......................................................... 21.86%
Emerging Markets Portfolio ................................................................ 26.36%
Corporate Opportunities Portfolio ........................................................... 13.85%
Portfolio
Foreign
Source
Income
Foreign Tax
Expense
International Portfolio ...................................................... $ 0 .42 $ 0 .03
Institutional International Portfolio ........................................... 0 .19 0 .01
Emerging Markets Portfolio ................................................. 0 .53 0 .07
Portfolio
Qualified
Interest
Income
Institutional U.S. Portfolio ................................................................. 8.61%
International Portfolio ..................................................................... 1.18%
Institutional International Portfolio .......................................................... 1.72%
Emerging Markets Portfolio ................................................................ 0.04%
Core Fixed Income Portfolio ............................................................... 97.61%
Corporate Opportunities Portfolio ........................................................... 72.32%
Short-Term Municipal Portfolio ............................................................. 99.99%
Portfolio
Amount
(000)
Institutional U.S. Portfolio ................................................................. $ 300,635
ESG Growth Portfolio .................................................................... 21,071
Catholic SRI Growth Portfolio .............................................................. 24
Institutional International Portfolio .......................................................... 57,027

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026
F. Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:
G. Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ending June
30, 2026, as follows:
3. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle & Co. LLC
(“Hirtle”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”).
The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio
Management Agreement”). At the time of the approvals, the Trust offered eleven Portfolios, ten of which were managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
At its meeting held on March 10, 2026, the Trust’s Board of Trustees (the “Board”):
Approved the continuation of the HC Contracts;
Approved an amendment to one of the HC Contracts;
Approved the continuation of certain Portfolio Management Agreements, as set forth below; and
Approved a new Portfolio Management Agreement (the “New Parametric Agreement”) between the Trust and
Parametric Portfolio Associates, LLC (“Parametric”) with respect to The Core Fixed Income Portfolio, as set forth below.
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”)
were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the
Independent Trustees and their independent legal counsel conferred in executive session both with and without representatives of management prior to the March 10, 2026 Board meeting. In view of the broad scope and variety of factors and information provided to the Trustees in response to a request by Trustees’ counsel on their behalf to the Adviser and to the Specialist
Managers, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the HC Contracts and the various Portfolio Management Agreements. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Approval of the HC Contracts. The Trust’s Board approved the continuation of both of the HC Contracts. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.
Portfolio
Amount
(000)
Institutional U.S. Portfolio ................................................................. $ 119,272
ESG Growth Portfolio .................................................................... 470
Catholic SRI Growth Portfolio .............................................................. 19
Institutional International Portfolio .......................................................... 9,805
Portfolio
Amount
(000)
Short-Term Municipal Portfolio ............................................................. $ 1,702
Intermediate Municipal Portfolio ............................................................ 17,311

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026
With respect to the nature, extent and quality of the services provided by the Adviser to the Trust, the Board concluded that it was satisfied with the services. The Board determined that the Adviser’s services, including its role in the selection and oversight of the Specialist Managers, the allocation of assets among the Specialist Managers in multi-manager Portfolios, the process for identifying instances where there may be a need to add, eliminate or replace a Specialist Manager and the process with regard to the efficient and economical implementation of such changes were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle, their oversight of the activities of the Trust’s administrator and other service providers, and the oversight of the Specialist Managers provided by the Adviser. The Board also considered the Adviser’s efforts to control the costs of the
Trust, including past instances of obtaining advisory fee concessions from various Specialist Managers.
With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes on behalf of Hirtle clients. The Board was informed with respect to publicly available information about the performance of peer funds but based its conclusions primarily on the specific facts and circumstances of the Trust. The Board concluded that the performance results achieved by each Portfolio reflect appropriate manager selection by the Adviser and that the continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.
The Board noted that, as of the implementation of September, 2023 amendments to the HC Contracts, the Adviser does not receive any fee for its services under the HC Contracts. The Board did consider comparisons of overall expenses to those of peer funds. In light of the absence of any management fee paid to the Adviser, the Board did not consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust other than to confirm the
Adviser’s continued financial viability to provide investment advisory services to the Portfolios. The Board determined that the lack of management fee eliminated any opportunity for a Portfolio to achieve economies of scale with respect to the level of the
Adviser’s fee.
Amendment to HC Contract. The Trust’s Board also approved an amendment (the “Amendment”) to one of the HC
Contracts. The sole purpose of the Amendment was to update Schedule A of the HC Contract to reflect the current list of the
Portfolios to which the HC Contract relates following the merger of several Portfolios. The Board noted that the change was entirely ministerial and that no material terms had been altered.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.
Specialist Manager Portfolios
Agincourt Capital Management, LLC
(“Agincourt”)
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The Core Fixed Income Portfolio
Breckinridge Capital Advisors, Inc.
(“Breckinridge”)
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
City of London Investment Management Company
(“CLIM”)
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Corporate Opportunities Portfolio
The Intermediate Term Municipal Bond Portfolio
Insight North America, LLC (“Insight”) The Intermediate Term Municipal Bond Portfolio

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the interest of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the
Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle’s clients, and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective
Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
With respect to Agincourt, the Board was informed that Agincourt’s investment process uses a yield-driven active management approach which focuses on value, while minimizing interest rate forecasting and market timing, and which is implemented by using three specific strategies: sector management, security selection and yield curve/duration management.
For the ESG Growth and Catholic SRI Growth Portfolios, additional screens would be applied before final investment decisions
Specialist Manager Portfolios
Parametric Portfolio Associates (“Parametric”) The U.S. Equity Portfolio (four agreements related to four different strategies)
The Institutional U.S. Equity Portfolio (three
agreements related to three different strategies)
The ESG Growth Portfolio (two agreements related
to two different strategies)
The Catholic SRI Growth Portfolio (two agreements
related to two different strategies)
The International Equity Portfolio (four agreements
related to four different strategies)
The Institutional International Equity Portfolio
(three agreements related to three different
strategies)
The Emerging Markets Portfolio (four agreements
related to four different strategies)
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio (three
agreements related to three different strategies)
The Intermediate Term Municipal Bond Portfolio

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026 are made, but that at the current time, there were no assets allocated to Agincourt with respect to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. With respect to the Portfolio for which Agincourt was managing assets, the Board was informed that Agincourt’s returns had outperformed the returns of its peer group and benchmark (on a gross of fees basis) during the one, three and five year periods.
With respect to Breckinridge, the Board was informed that the firm uses a flexible bottom-up approach that seeks to take advantage of opportunities created by inefficiencies in the market for municipal securities without exposure to excessive risk.
The firm’s reported performance for The Short-Term Municipal Bond Portfolio showed that it outperformed its benchmark index for the three and five year periods, while underperforming for the one year period, and showed mixed results when compared to a group of peer funds for the one, three and five year periods. For The Intermediate Term Municipal Bond Portfolio, Breckenridge
underperformed its benchmark index and an identified group of peer funds for the three- and five-year periods and, while also underperforming its benchmark index for the one-year period, it outperformed a group of peer funds during this period.
With respect to CLIM, the Board was informed that CLIM’s investment strategy involves an actively managed bottom-up selection process to identify closed-end funds that City of London believes will provide the desired asset-class exposure with a lower volatility than their peers in order to take advantage of closed-end fund discount volatility. The Board was informed that, at the time of the meeting, Trust assets were allocated to CLIM in The Institutional International Equity Portfolio, The Emerging
Markets Portfolio, The Corporate Opportunities Portfolio and The Intermediate Term Municipal Bond Portfolio. The Board
noted that, with respect to The Institutional International Equity Portfolio, the firm showed mixed results when compared to multiple benchmark indices for the most recent one, three and five year periods while outperforming two identified groups of peer funds for the one and three year periods and showing mixed results for the five year period. With respect to The Emerging
Markets Portfolio, the Board noted that the firm had been managing assets for the Portfolio for just over one year and that, during that period, it had outperformed multiple benchmark indices as well as an identified group of peer funds. With respect to The
Corporate Opportunities Portfolio, the Board noted that the firm had again been managing assets of that Portfolio in its current strategy for less just over one year and that it had outperformed its benchmark index for the one year period. With respect to
The Intermediate Term Municipal Bond Portfolio, the Board was informed that CLIM had outperformed its benchmark index and an identified group of peer funds for the most recent one year period as well as outperforming the benchmark for the three year period. The Board was also presented with composite performance information for firm strategies that correspond to the strategies that would be employed in the other Portfolio for which it is under contract.
With respect to Insight, the Board was informed that the firm actively manages assets for The Intermediate Term
Municipal Bond Portfolio by focusing on sector analysis and security selection. The Board was informed that the firm (including performance of the management team under predecessor firms) has outperformed its benchmark index for the one, three and five year periods.
With respect to Parametric, the Board was informed that the firm provides investment services using several different strategies. The Liquidity strategy uses derivatives to “equitize” a Portfolio’s cash position. The Targeted strategy is designed to provide exposure to market segments that a Portfolio’s primary investment adviser determines is unintentionally underrepresented in the investment portfolios of the other Specialist Managers. The Tax-Managed Custom Core strategy is designed to track a specified index while taking advantage of opportunities for active tax management. The Options Overlay strategy uses written put and call options to attempt to capitalize on market volatility. The Board was informed that, given the highly customized nature of the Liquidity and Targeted strategies, there were no meaningful peer group comparisons available, but that of the accounts being managed across the various Portfolios in these strategies as of the Meeting date, four had underperformed their benchmark index since inception and three had outperformed their benchmark index since inception. For the Tax-Managed
Custom Core strategies, both Portfolios for which the firm was managing assets had underperformed their benchmark index for the one, three and five year periods. The Board was advised that the firm had executed the strategies it had been assigned and that such underperformances and/or outperformances reflected the nature of such assignments. With respect to the Options
Overlay Strategy, the Board was informed as to the amounts earned by such strategy since its inception.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired

HC CAPITAL TRUST
Additional Information (Unaudited) (continued) — June 30, 2026 asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interests of shareholders of the respective Portfolios.
The Board also concluded that the fee rate at which each of the Specialist Managers is compensated under the Continuing
Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of breakpoints, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other unaffiliated funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.
With respect to Agincourt, the Board was informed that the firm received an annual fee of 0.08% for The Core Fixed
Income Portfolio (and for the U.S. Corporate Fixed Income Securities Portfolio that was later merged into The Core Fixed
Income Portfolio) and the contractual rate the firm would receive is 0.12% for the ESG Growth and Catholic SRI Growth
Portfolios when assets are allocated to either Portfolio, noting that the higher fees for the ESG Growth and Catholic SRI Growth
Portfolios were intended to compensate the firm for the additional work of applying the necessary ESG-related screens to the investment portfolios, and that these fees were substantially lower than the comparable industry average fees.
With respect to Breckinridge, the Board was informed that the firm received an annual fee of 0.125% for each of the
Portfolios it serves, and that this fee was substantially lower than the comparable industry average fees.
With respect to CLIM, the Board was informed that the firm receives an annual fee of 0.45% for each of the Corporate
Opportunities Portfolio and Intermediate Term Municipal Bond Portfolio, which is higher than each Fund’s peer group, an annual fee ranging from 0.80% to 0.40%, depending on asset levels, for each of the International Equity and Institutional
International Equity Portfolios, which resulted in an effective fee of 0.51% for The Institutional International Equity Portfolio
(no assets were managed for the International Equity Portfolio during the period), and an annual fee ranging from 1.00% to
0.50%, depending on asset levels for The Emerging Markets Portfolio. The Board was informed that most of these fees were higher than the closest comparable industry average fees, but that the comparative fees were not necessarily directly comparable as they did not reflect advisors managing the type of closed-end fund strategies employed by CLIM, for which no comparable fee data was available.
With respect to Insight, the Board was informed that the Firm is entitled to an annual fee ranging from 0.15% to 0.08%, depending on asset levels, which resulted in an effective fee of 0.15% for The Intermediate Term Municipal Bond Portfolio for
2025, and that this fee was substantially lower than the comparable industry average fees.
With respect to Parametric, the Board was informed that the firm’s fees vary according to strategy. The Board noted
that fees for the Liquidity strategy use a breakpoint schedule starting at a rate of 0.15%, but also include an additional flat fee of $10,000 per Portfolio per year (1/12th of which is waived for each calendar month during which no assets are being managed in a given Portfolio), and that, generally, for Portfolios in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages, although in some cases, the effect of the flat fee component on relatively small asset allocations caused the resulting fee to be higher than industry averages when these fees were expressed as percentages of assets. The Board was also informed that fees for the Targeted strategy are 0.05% with an additional flat fee of
$5,000 per Portfolio per year (which is waived for years when no assets are being managed in a given Portfolio), and that for each Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. The Board also noted that fees for the Tax-Managed Custom Core strategy use a breakpoint schedule starting at a rate from 0.10% to 0.07%, and that for each Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. With respect to the Options Overlay strategy, the Board was informed that
Portfolios using this strategy pay a flat fee of $5,500 to $4,500 per month in which such strategy is employed and that in some cases, depending on the level of assets committed to the strategy, Portfolios paid a higher fee than industry averages for their asset class when these fees were expressed as percentages of assets.

HC CAPITAL TRUST
Additional Information (Unaudited) (concluded) — June 30, 2026
Approval of a New Portfolio Management Agreement with Parametric. The Board also approved the New Parametric
Agreement.
In approving the New Parametric Agreement, the Board concluded that approval of the New Parametric Agreement was in the best interests of The Core Fixed Income Portfolio (the “Portfolio”) and consistent with the expectations of shareholders of the Portfolio. Based upon the Adviser’s recommendation, it was determined by the Board that allowing the Portfolio to have access to Parametric’s “Liquidity Strategy,” in which Parametric used futures to provide market-like returns with respect to
Portfolio assets being held in cash would be appropriate. Accordingly, the Board approved the New Parametric Agreement.
In connection with its deliberations, the Board noted that the terms of the New Parametric Agreement were substantially similar, including the applicable fees, to the terms of existing Portfolio Management Agreements already in effect between the
Trust and Parametric with respect to the Liquidity Strategy in multiple Portfolios of the Trust. The Board also reviewed and considered information that it had requested and received from Parametric as well as information provided to it by the Adviser with respect to the strategy. The Board was also informed with respect to the information it had reviewed about Parametric related to the annual renewal of Parametric’s existing Portfolio Management Agreements with the Trust.
In concluding that the services expected to be provided by Parametric were reasonably likely to benefit the Portfolio, the Board did not rely upon any single factor, but gave substantial weight to the Adviser’s assessment of the structure of the
Portfolio, the role of the various Specialist Managers currently serving the Portfolio, and the potential benefits of engaging
Parametric to manage a portion of the Portfolio’s assets using the Liquidity Strategy.
The Board also determined that the terms of the New Parametric Agreement were fair and reasonable and that the rate at which Parametric would be compensated for its services under the New Parametric Agreement was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Portfolio managed by other investment advisers (the
“peer group”). While the Board found the information presented useful as an indication of the range of fees and services in the peer groups, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the Portfolio and of the Trust as a whole and the fact that the rate at which Parametric is to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board also recognized that the overall levels of advisory fees and expenses experienced by the Portfolio depend upon the manner in which the assets of the Portfolio are allocated among the various Specialist Managers by the Adviser.
Based on the above, the Board further determined that the profitability to Parametric from its relationship with the
Portfolio was not a material factor in its deliberations with respect to consideration of the approval of the New Parametric
Agreement. The Board recognized that Parametric would not participate in the administration of the Portfolio or in the distribution of shares of the Portfolio and thus would receive limited, if any, benefit from its association with the Trust other than the fee paid to Parametric by the Portfolio for investment management services.

HC CAPITAL TRUST
8/26
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
171 N. Clark Street, Suite 200
Chicago, IL 60601
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HC Capital Trust

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date 8.28.26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date 8.28.26

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date 8.28.26